UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03732
MFS VARIABLE INSURANCE TRUST II
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Corporate Bond Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Corporate Bond Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$32	0.63%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	131,893,068	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	396	Average Effective Duration (yrs):	6.6
Portfolio Turnover Rate (%):	23
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Issuer country weightings
United States	72.0%
Canada	4.0%
United Kingdom	3.6%
Australia	3.4%
Ireland	2.0%
Switzerland	1.6%
Japan	1.6%
Italy	1.4%
Mexico	1.0%
Other Countries	9.4%
Composition including fixed income credit quality
AAA	3.6%
AA	3.9%
A	28.1%
BBB	51.1%
BB	5.5%
B	2.6%
U.S. Government	1.9%
Not Rated	0.0%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BDSIC-SEM

MFS® Corporate Bond Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Corporate Bond Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$45	0.88%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	131,893,068	Average Effective Maturity (yrs):	9.7
Total Number of Holdings:	396	Average Effective Duration (yrs):	6.6
Portfolio Turnover Rate (%):	23
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	96.7%
Money Market Funds	3.3%
Issuer country weightings
United States	72.0%
Canada	4.0%
United Kingdom	3.6%
Australia	3.4%
Ireland	2.0%
Switzerland	1.6%
Japan	1.6%
Italy	1.4%
Mexico	1.0%
Other Countries	9.4%
Composition including fixed income credit quality
AAA	3.6%
AA	3.9%
A	28.1%
BBB	51.1%
BB	5.5%
B	2.6%
U.S. Government	1.9%
Not Rated	0.0%
Money Market Funds	3.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BDSSC-SEM

MFS® Blended Research®
Core Equity Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Core Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$22	0.44%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	397,576,635	Portfolio Turnover Rate (%):	21
Total Number of Holdings:	109
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Information Technology	31.8%
Financials	14.4%
Communication Services	10.6%
Health Care	9.9%
Consumer Discretionary	9.9%
Industrials	8.0%
Consumer Staples	5.1%
Energy	3.1%
Utilities	2.8%
Real Estate	2.4%
Materials	1.3%
Top ten holdings
NVIDIA Corp.	8.1%
Microsoft Corp.	6.9%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.2%
AbbVie, Inc.	1.9%
Netflix, Inc.	1.8%
Johnson & Johnson	1.7%
Broadcom, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CGSIC-SEM

MFS® Blended Research®
Core Equity Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Core Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$35	0.69%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	397,576,635	Portfolio Turnover Rate (%):	21
Total Number of Holdings:	109
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Information Technology	31.8%
Financials	14.4%
Communication Services	10.6%
Health Care	9.9%
Consumer Discretionary	9.9%
Industrials	8.0%
Consumer Staples	5.1%
Energy	3.1%
Utilities	2.8%
Real Estate	2.4%
Materials	1.3%
Top ten holdings
NVIDIA Corp.	8.1%
Microsoft Corp.	6.9%
Apple, Inc.	5.5%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.2%
AbbVie, Inc.	1.9%
Netflix, Inc.	1.8%
Johnson & Johnson	1.7%
Broadcom, Inc.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CGSSC-SEM

MFS® Emerging Markets
Equity Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$66	1.23%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	37,005,607	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	105
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	6.1%
Samsung Electronics Co. Ltd.	3.3%
Alibaba Group Holding Ltd.	3.3%
China Construction Bank Corp.	2.3%
HDFC Bank Ltd.	2.3%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.8%
Tata Consultancy Services Ltd.	1.7%
Vale S.A., ADR	1.6%
Issuer country weightings
China	28.7%
Taiwan	15.5%
India	14.7%
South Korea	11.4%
Brazil	5.3%
Indonesia	3.3%
Hong Kong	3.2%
Mexico	2.8%
United Arab Emirates	2.3%
Other Countries	12.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FCEIC-SEM

MFS® Emerging Markets
Equity Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$79	1.48%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	37,005,607	Portfolio Turnover Rate (%):	17
Total Number of Holdings:	105
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	6.1%
Samsung Electronics Co. Ltd.	3.3%
Alibaba Group Holding Ltd.	3.3%
China Construction Bank Corp.	2.3%
HDFC Bank Ltd.	2.3%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.8%
Tata Consultancy Services Ltd.	1.7%
Vale S.A., ADR	1.6%
Issuer country weightings
China	28.7%
Taiwan	15.5%
India	14.7%
South Korea	11.4%
Brazil	5.3%
Indonesia	3.3%
Hong Kong	3.2%
Mexico	2.8%
United Arab Emirates	2.3%
Other Countries	12.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FCESC-SEM

MFS® International Intrinsic
Value Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Intrinsic Value Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$48	0.89%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	1,468,435,858	Portfolio Turnover Rate (%):	8
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Franco-Nevada Corp.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
NatWest Group PLC	3.1%
Legrand S.A.	3.0%
Schneider Electric SE	2.9%
CaixaBank S.A.	2.7%
AIB Group PLC	2.6%
Deutsche Boerse AG	2.6%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
Issuer country weightings
France	16.8%
United Kingdom	16.2%
Japan	12.7%
Switzerland	8.0%
United States	7.8%
Germany	7.4%
Canada	6.4%
Ireland	5.5%
Spain	4.2%
Other Countries	15.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FCGIC-SEM

MFS® International Intrinsic
Value Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Intrinsic Value Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$62	1.14%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	1,468,435,858	Portfolio Turnover Rate (%):	8
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Franco-Nevada Corp.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.4%
NatWest Group PLC	3.1%
Legrand S.A.	3.0%
Schneider Electric SE	2.9%
CaixaBank S.A.	2.7%
AIB Group PLC	2.6%
Deutsche Boerse AG	2.6%
TotalEnergies SE	2.6%
Resona Holdings, Inc.	2.4%
Issuer country weightings
France	16.8%
United Kingdom	16.2%
Japan	12.7%
Switzerland	8.0%
United States	7.8%
Germany	7.4%
Canada	6.4%
Ireland	5.5%
Spain	4.2%
Other Countries	15.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FCGSC-SEM

MFS® International
Growth Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$47	0.88%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	323,188,920	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	86
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	97.5%
Money Market Funds	2.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
SAP SE	3.9%
Hitachi Ltd.	3.8%
Schneider Electric SE	3.6%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
AIA Group Ltd.	2.4%
Linde PLC	2.4%
Heineken N.V.	2.3%
EssilorLuxottica	2.3%
Issuer country weightings
France	13.5%
Japan	10.5%
Germany	10.1%
United Kingdom	9.9%
Switzerland	7.6%
United States	6.8%
Canada	6.5%
Taiwan	6.3%
Netherlands	3.8%
Other Countries	25.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FCIIC-SEM

MFS® International
Growth Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$60	1.13%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	323,188,920	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	86
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	97.5%
Money Market Funds	2.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
SAP SE	3.9%
Hitachi Ltd.	3.8%
Schneider Electric SE	3.6%
Roche Holding AG	3.2%
Nestle S.A.	3.1%
AIA Group Ltd.	2.4%
Linde PLC	2.4%
Heineken N.V.	2.3%
EssilorLuxottica	2.3%
Issuer country weightings
France	13.5%
Japan	10.5%
Germany	10.1%
United Kingdom	9.9%
Switzerland	7.6%
United States	6.8%
Canada	6.5%
Taiwan	6.3%
Netherlands	3.8%
Other Countries	25.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FCISC-SEM

MFS® Government
Securities Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$28	0.56%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	264,918,654	Average Effective Maturity (yrs):	6.9
Total Number of Holdings:	573	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	55
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	90.9%
Money Market Funds	9.1%
Composition including fixed income credit quality
AAA	6.6%
AA	1.2%
A	0.3%
BBB	0.1%
U.S. Government	24.0%
Federal Agencies	58.7%
Money Market Funds	9.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GSSIC-SEM

MFS® Government
Securities Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$41	0.81%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	264,918,654	Average Effective Maturity (yrs):	6.9
Total Number of Holdings:	573	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	55
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	90.9%
Money Market Funds	9.1%
Composition including fixed income credit quality
AAA	6.6%
AA	1.2%
A	0.3%
BBB	0.1%
U.S. Government	24.0%
Federal Agencies	58.7%
Money Market Funds	9.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GSSSC-SEM

MFS® High Yield Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Yield Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$37	0.72%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	222,552,639	Average Effective Maturity (yrs):	3.7
Total Number of Holdings:	369	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	24
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.2%
Equities	0.2%
Composition including fixed income credit quality
BB	42.2%
B	42.3%
CCC	12.5%
CC	0.2%
D	0.4%
Not Rated	0.0%
Non-Fixed Income	0.2%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYSIC-SEM

MFS® High Yield Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Yield Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$49	0.97%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	222,552,639	Average Effective Maturity (yrs):	3.7
Total Number of Holdings:	369	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	24
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.2%
Equities	0.2%
Composition including fixed income credit quality
BB	42.2%
B	42.3%
CCC	12.5%
CC	0.2%
D	0.4%
Not Rated	0.0%
Non-Fixed Income	0.2%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
HYSSC-SEM

MFS® Massachusetts Investors
Growth Stock Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Massachusetts Investors Growth Stock Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$36	0.72%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	960,634,579	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Information Technology	38.5%
Financials	14.3%
Health Care	11.1%
Industrials	10.2%
Consumer Discretionary	7.3%
Consumer Staples	7.1%
Communication Services	5.2%
Real Estate	2.0%
Utilities	2.0%
Materials	1.1%
Top ten holdings
Microsoft Corp.	15.1%
NVIDIA Corp.	6.3%
Apple, Inc.	4.6%
Visa, Inc., "A"	4.0%
Accenture PLC, "A"	2.9%
Salesforce, Inc.	2.3%
TransUnion	2.3%
Eaton Corp. PLC	2.3%
Amphenol Corp., "A"	2.3%
Alphabet, Inc., "A"	2.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MISIC-SEM

MFS® Massachusetts Investors
Growth Stock Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Massachusetts Investors Growth Stock Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$49	0.97%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	960,634,579	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Information Technology	38.5%
Financials	14.3%
Health Care	11.1%
Industrials	10.2%
Consumer Discretionary	7.3%
Consumer Staples	7.1%
Communication Services	5.2%
Real Estate	2.0%
Utilities	2.0%
Materials	1.1%
Top ten holdings
Microsoft Corp.	15.1%
NVIDIA Corp.	6.3%
Apple, Inc.	4.6%
Visa, Inc., "A"	4.0%
Accenture PLC, "A"	2.9%
Salesforce, Inc.	2.3%
TransUnion	2.3%
Eaton Corp. PLC	2.3%
Amphenol Corp., "A"	2.3%
Alphabet, Inc., "A"	2.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MISSC-SEM

MFS® U.S. Government
Money Market Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS U.S. Government Money Market Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$23	0.45%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	269,312,151
Total Number of Holdings:	25
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	70.6%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	29.4%
Composition including fixed income credit quality
A-1+	42.1%
A-1	57.9%
Maturity breakdown
0 - 7 days	40.2%
8 - 29 days	27.0%
30 - 59 days	16.0%
60 - 89 days	6.9%
90 - 365 days	9.9%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at insurancefunds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MKSIC-SEM

MFS® U.S. Government
Money Market Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS U.S. Government Money Market Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$23	0.45%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	269,312,151
Total Number of Holdings:	25
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	70.6%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	29.4%
Composition including fixed income credit quality
A-1+	42.1%
A-1	57.9%
Maturity breakdown
0 - 7 days	40.2%
8 - 29 days	27.0%
30 - 59 days	16.0%
60 - 89 days	6.9%
90 - 365 days	9.9%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at insurancefunds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MKSSC-SEM

MFS® Global Research Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Research Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$44	0.85%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	75,352,946	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	129
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., "A"	3.3%
NVIDIA Corp.	2.7%
Mastercard, Inc., "A"	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Broadcom, Inc.	2.0%
Apple, Inc.	1.6%
Hitachi Ltd.	1.5%
Alphabet, Inc., "A"	1.4%
Issuer country weightings
United States	64.0%
United Kingdom	5.8%
France	5.6%
Japan	4.4%
Switzerland	3.4%
Taiwan	2.1%
Canada	2.1%
Netherlands	2.1%
China	1.8%
Other Countries	8.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RESIC-SEM

MFS® Global Research Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Research Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$57	1.10%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	75,352,946	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	129
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., "A"	3.3%
NVIDIA Corp.	2.7%
Mastercard, Inc., "A"	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Broadcom, Inc.	2.0%
Apple, Inc.	1.6%
Hitachi Ltd.	1.5%
Alphabet, Inc., "A"	1.4%
Issuer country weightings
United States	64.0%
United Kingdom	5.8%
France	5.6%
Japan	4.4%
Switzerland	3.4%
Taiwan	2.1%
Canada	2.1%
Netherlands	2.1%
China	1.8%
Other Countries	8.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RESSC-SEM

MFS® Core Equity Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$40	0.79%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	284,304,037	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	179
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	31.2%
Financial Services	14.1%
Capital Goods	13.9%
Consumer Cyclicals	11.2%
Health Care	10.3%
Communication Services	9.5%
Energy	5.7%
Consumer Staples	3.5%
Top ten holdings
Microsoft Corp.	7.2%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.0%
Meta Platforms, Inc., "A"	3.2%
Apple, Inc.	3.1%
Alphabet, Inc., "A"	2.9%
Broadcom, Inc.	2.8%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.7%
TransUnion	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RGSIC-SEM

MFS® Core Equity Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$53	1.04%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	284,304,037	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	179
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	31.2%
Financial Services	14.1%
Capital Goods	13.9%
Consumer Cyclicals	11.2%
Health Care	10.3%
Communication Services	9.5%
Energy	5.7%
Consumer Staples	3.5%
Top ten holdings
Microsoft Corp.	7.2%
Amazon.com, Inc.	4.7%
NVIDIA Corp.	4.0%
Meta Platforms, Inc., "A"	3.2%
Apple, Inc.	3.1%
Alphabet, Inc., "A"	2.9%
Broadcom, Inc.	2.8%
JPMorgan Chase & Co.	2.1%
Mastercard, Inc., "A"	1.7%
TransUnion	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RGSSC-SEM

MFS® Research
International Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research International Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$48	0.89%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	528,895,889	Portfolio Turnover Rate (%):	15
Total Number of Holdings:	112
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Schneider Electric SE	2.9%
Roche Holding AG	2.6%
Hitachi Ltd.	2.5%
Linde PLC	2.2%
Nestle S.A.	2.1%
Euronext N.V.	2.0%
Barclays PLC	2.0%
NatWest Group PLC	1.9%
Novo Nordisk A.S., "B"	1.7%
BNP Paribas S.A.	1.6%
Issuer country weightings
Japan	18.8%
United Kingdom	15.3%
France	13.7%
United States	8.3%
Switzerland	8.0%
Netherlands	5.9%
Germany	5.6%
Australia	2.7%
Canada	2.5%
Other Countries	19.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RSSIC-SEM

MFS® Research
International Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research International Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$61	1.14%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	528,895,889	Portfolio Turnover Rate (%):	15
Total Number of Holdings:	112
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Schneider Electric SE	2.9%
Roche Holding AG	2.6%
Hitachi Ltd.	2.5%
Linde PLC	2.2%
Nestle S.A.	2.1%
Euronext N.V.	2.0%
Barclays PLC	2.0%
NatWest Group PLC	1.9%
Novo Nordisk A.S., "B"	1.7%
BNP Paribas S.A.	1.6%
Issuer country weightings
Japan	18.8%
United Kingdom	15.3%
France	13.7%
United States	8.3%
Switzerland	8.0%
Netherlands	5.9%
Germany	5.6%
Australia	2.7%
Canada	2.5%
Other Countries	19.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RSSSC-SEM

MFS® Income Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$34	0.67%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	35,990,506	Average Effective Maturity (yrs):	8.5
Total Number of Holdings:	220	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	15
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	99.2%
Money Market Funds	0.8%
Composition including fixed income credit quality
AAA	9.2%
AA	7.3%
A	13.2%
BBB	27.3%
BB	5.6%
B	5.5%
CCC	0.7%
C	0.0%
U.S. Government	28.6%
Federal Agencies	0.0%
Not Rated	1.8%
Money Market Funds	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
SISIC-SEM

MFS® Income Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$47	0.92%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	35,990,506	Average Effective Maturity (yrs):	8.5
Total Number of Holdings:	220	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	15
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	99.2%
Money Market Funds	0.8%
Composition including fixed income credit quality
AAA	9.2%
AA	7.3%
A	13.2%
BBB	27.3%
BB	5.6%
B	5.5%
CCC	0.7%
C	0.0%
U.S. Government	28.6%
Federal Agencies	0.0%
Not Rated	1.8%
Money Market Funds	0.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
SISSC-SEM

MFS® Technology Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Technology Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$42	0.82%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	197,366,715	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	55
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	12.1%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	7.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.4%
Broadcom, Inc.	5.2%
International Business Machines Corp.	3.7%
Oracle Corp.	2.6%
Shopify, Inc.	2.6%
ServiceNow, Inc.	2.3%
Top five industries
Computer Software	33.6%
Interactive Media Services	19.7%
Computer Software - Systems	19.0%
Electronics	18.4%
Business Services	5.1%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
TKSIC-SEM

MFS® Technology Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Technology Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$54	1.07%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	197,366,715	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	55
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	12.1%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	7.4%
NVIDIA Corp.	7.3%
Apple, Inc.	5.4%
Broadcom, Inc.	5.2%
International Business Machines Corp.	3.7%
Oracle Corp.	2.6%
Shopify, Inc.	2.6%
ServiceNow, Inc.	2.3%
Top five industries
Computer Software	33.6%
Interactive Media Services	19.7%
Computer Software - Systems	19.0%
Electronics	18.4%
Business Services	5.1%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
TKSSC-SEM

MFS® Global Growth Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$45	0.88%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	51,709,253	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	75
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Microsoft Corp.	7.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.7%
Visa, Inc., "A"	3.4%
NVIDIA Corp.	2.8%
Tencent Holdings Ltd.	2.6%
HDFC Bank Ltd.	2.4%
Accenture PLC, "A"	2.3%
Salesforce, Inc.	2.2%
STERIS PLC	2.2%
TransUnion	2.1%
Issuer country weightings
United States	70.6%
France	5.6%
Canada	4.8%
China	4.2%
Taiwan	3.7%
India	2.4%
Japan	2.4%
Switzerland	1.8%
Peru	1.2%
Other Countries	3.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGOIC-SEM

MFS® Global Growth Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$57	1.13%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	51,709,253	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	75
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Equities	96.5%
Money Market Funds	3.5%
Top ten holdings
Microsoft Corp.	7.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.7%
Visa, Inc., "A"	3.4%
NVIDIA Corp.	2.8%
Tencent Holdings Ltd.	2.6%
HDFC Bank Ltd.	2.4%
Accenture PLC, "A"	2.3%
Salesforce, Inc.	2.2%
STERIS PLC	2.2%
TransUnion	2.1%
Issuer country weightings
United States	70.6%
France	5.6%
Canada	4.8%
China	4.2%
Taiwan	3.7%
India	2.4%
Japan	2.4%
Switzerland	1.8%
Peru	1.2%
Other Countries	3.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGOSC-SEM

MFS® Global
Governments Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Governments Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$36	0.70%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	79,092,218	Average Effective Maturity (yrs):	8.8
Total Number of Holdings:	66	Average Effective Duration (yrs):	7.2
Portfolio Turnover Rate (%):	60
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Issuer country weightings
United States	44.5%
Japan	15.4%
Italy	10.3%
United Kingdom	6.1%
Greece	5.2%
France	4.0%
Spain	3.9%
Australia	2.2%
Canada	2.0%
Other Countries	6.4%
Composition including fixed income credit quality
AAA	7.5%
AA	10.9%
A	14.2%
BBB	17.5%
BB	1.1%
U.S. Government	40.1%
Federal Agencies	0.7%
Not Rated	4.9%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGSIC-SEM

MFS® Global
Governments Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Governments Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$49	0.95%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	79,092,218	Average Effective Maturity (yrs):	8.8
Total Number of Holdings:	66	Average Effective Duration (yrs):	7.2
Portfolio Turnover Rate (%):	60
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Issuer country weightings
United States	44.5%
Japan	15.4%
Italy	10.3%
United Kingdom	6.1%
Greece	5.2%
France	4.0%
Spain	3.9%
Australia	2.2%
Canada	2.0%
Other Countries	6.4%
Composition including fixed income credit quality
AAA	7.5%
AA	10.9%
A	14.2%
BBB	17.5%
BB	1.1%
U.S. Government	40.1%
Federal Agencies	0.7%
Not Rated	4.9%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WGSSC-SEM

MFS® Global Tactical
Allocation Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Tactical Allocation Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$40	0.78%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	340,406,523	Portfolio Turnover Rate (%):	54
Total Number of Holdings:	1,136
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/25)
Portfolio Structure		Tactical Overlay (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	36.0%	45.2%	(19.9)%	61.3%
	Emerging Markets	15.3%	0.0%	0.0%	15.3%
	United Kingdom	4.4%	2.5%	0.0%	6.9%
	Asia/Pacific ex-Japan	1.9%	0.0%	(0.9)%	1.0%
	Europe ex-U.K.	8.7%	2.4%	0.0%	11.1%
	Japan	4.5%	2.6%	0.0%	7.1%
	North America ex-U.S.	2.7%	0.0%	(0.5)%	2.2%
	Supranational	0.9%	0.0%	0.0%	0.9%
	Total	74.4%	52.7%	(21.3)%	105.8%
Equity	Europe ex-U.K.	7.0%	4.8%	(2.0)%	9.8%
	U.S. Large Cap	10.6%	0.0%	(1.8)%	8.8%
	U.S. Small/Mid Cap	7.6%	0.0%	(3.4)%	4.2%
	Emerging Markets	2.2%	6.7%	(5.0)%	3.9%
	North America ex-U.S.	0.5%	2.4%	0.0%	2.9%
	United Kingdom	3.3%	0.2%	0.0%	3.5%
	Japan	2.6%	0.0%	(3.3)%	(0.7)%
	Asia/Pacific ex-Japan	0.4%	4.9%	(1.4)%	3.9%
	Total	34.2%	19.0%	(16.9)%	36.3%
Real Estate-related	U.S.	0.5%	0.0%	0.0%	0.5%
	Non-U.S.	0.3%	0.0%	0.0%	0.3%
	Total	0.8%	0.0%	0.0%	0.8%
Cash	Cash & Cash Equivalents (d)				4.3%
	Other (e)				(47.2)%
	Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WTSIC-SEM

MFS® Global Tactical
Allocation Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Tactical Allocation Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$53	1.03%
FUND STATISTICS AS OF 6/30/25
Net Assets ($):	340,406,523	Portfolio Turnover Rate (%):	54
Total Number of Holdings:	1,136
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/25)
Portfolio Structure		Tactical Overlay (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	36.0%	45.2%	(19.9)%	61.3%
	Emerging Markets	15.3%	0.0%	0.0%	15.3%
	United Kingdom	4.4%	2.5%	0.0%	6.9%
	Asia/Pacific ex-Japan	1.9%	0.0%	(0.9)%	1.0%
	Europe ex-U.K.	8.7%	2.4%	0.0%	11.1%
	Japan	4.5%	2.6%	0.0%	7.1%
	North America ex-U.S.	2.7%	0.0%	(0.5)%	2.2%
	Supranational	0.9%	0.0%	0.0%	0.9%
	Total	74.4%	52.7%	(21.3)%	105.8%
Equity	Europe ex-U.K.	7.0%	4.8%	(2.0)%	9.8%
	U.S. Large Cap	10.6%	0.0%	(1.8)%	8.8%
	U.S. Small/Mid Cap	7.6%	0.0%	(3.4)%	4.2%
	Emerging Markets	2.2%	6.7%	(5.0)%	3.9%
	North America ex-U.S.	0.5%	2.4%	0.0%	2.9%
	United Kingdom	3.3%	0.2%	0.0%	3.5%
	Japan	2.6%	0.0%	(3.3)%	(0.7)%
	Asia/Pacific ex-Japan	0.4%	4.9%	(1.4)%	3.9%
	Total	34.2%	19.0%	(16.9)%	36.3%
Real Estate-related	U.S.	0.5%	0.0%	0.0%	0.5%
	Non-U.S.	0.3%	0.0%	0.0%	0.3%
	Total	0.8%	0.0%	0.0%	0.8%
Cash	Cash & Cash Equivalents (d)				4.3%
	Other (e)				(47.2)%
	Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
WTSSC-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Technology Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Technology Portfolio
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Business Services – 5.0%
Accenture PLC, “A”	14,364	$4,293,256
Factset Research Systems, Inc.	5,752	2,572,755
Verisk Analytics, Inc., “A”	5,698	1,774,927
Zscaler, Inc. (a)	3,977	1,248,539
		$9,889,477
Computer Software – 33.1%
Atlassian Corp. (a)	10,339	$2,099,748
Cadence Design Systems, Inc. (a)	5,357	1,650,760
Constellation Software, Inc.	559	2,049,715
CrowdStrike Holdings, Inc. (a)	2,095	1,067,004
Datadog, Inc., “A” (a)	22,091	2,967,484
DocuSign, Inc. (a)	43,419	3,381,906
Guidewire Software, Inc. (a)	11,309	2,662,704
HubSpot, Inc. (a)	4,556	2,536,006
Intuit, Inc.	3,986	3,139,493
Microsoft Corp. (s)	36,348	18,079,859
Okta, Inc. (a)	23,429	2,342,197
Oracle Corp.	23,917	5,228,974
Palantir Technologies, Inc. (a)	17,127	2,334,753
Palo Alto Networks, Inc. (a)	5,133	1,050,417
Salesforce, Inc.	10,594	2,888,878
SentinelOne, Inc., “A” (a)	26,604	486,321
ServiceNow, Inc. (a)	4,343	4,464,951
ServiceTitan, Inc., “A” (a)	12,289	1,317,135
Snowflake, Inc., “A” (a)	15,363	3,437,778
Tyler Technologies, Inc. (a)	3,579	2,121,774
		$65,307,857
Computer Software - Systems – 18.7%
Apple, Inc.	51,696	$10,606,468
Arista Networks, Inc. (a)	9,110	932,044
CDW Corp.	5,222	932,597
Cisco Systems, Inc.	55,537	3,853,157
Descartes Systems Group, Inc. (a)	27,125	2,755,426
EPAM Systems, Inc. (a)	11,899	2,103,981
Hitachi Ltd.	115,700	3,378,483
International Business Machines Corp.	24,551	7,237,144
Shopify, Inc. (a)	44,473	5,129,961
		$36,929,261
Consumer Services – 0.5%
Booking Holdings, Inc.	160	$926,278
Electrical Equipment – 0.9%
Amphenol Corp., “A”	17,205	$1,698,994
Electronics – 18.2%
Analog Devices, Inc.	7,114	$1,693,274
Applied Materials, Inc.	7,550	1,382,179
Broadcom, Inc.	36,998	10,198,499
TKSFS-SEM
1

MFS Technology Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
KLA Corp.	1,390	$1,245,079
Lam Research Corp.	13,890	1,352,053
MACOM Technology Solutions Holdings, Inc. (a)	5,015	718,599
Marvell Technology, Inc.	11,028	853,567
NVIDIA Corp. (s)	91,752	14,495,898
Onto Innovation, Inc. (a)	5,619	567,126
Taiwan Semiconductor Manufacturing Co. Ltd.	71,000	2,576,338
Teradyne, Inc.	8,855	796,242
		$35,878,854
Insurance – 0.5%
Aon PLC	2,848	$1,016,053
Interactive Media Services – 19.5%
Alphabet, Inc., “A” (s)	82,364	$14,515,008
Meta Platforms, Inc., “A” (s)	32,386	23,903,783
		$38,418,791
Internet – 0.1%
Gartner, Inc. (a)	583	$235,660
Leisure & Toys – 0.3%
Take-Two Interactive Software, Inc. (a)	2,370	$575,555
Other Banks & Diversified Financials – 0.9%
S&P Global, Inc.	3,498	$1,844,460
Specialty Stores – 0.9%
Amazon.com, Inc. (a)(s)	8,601	$1,886,973
Total Common Stocks (Identified Cost, $110,589,599)		$194,608,213

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	849	$0

Mutual Funds (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $2,562,681)	2,562,676	$2,562,932
Other Assets, Less Liabilities – 0.1%		195,570
Net Assets – 100.0%		$197,366,715

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,562,932 and
$194,608,213, respectively.

(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

2

MFS Technology Portfolio
Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At June 30, 2025, the fund had cash collateral of $5,171 and other liquid securities collateral with an aggregate value of $630,067. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
3

MFS Technology Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $110,589,599)	$194,608,213
Investments in affiliated issuers, at value (identified cost, $2,562,681)	2,562,932
Foreign currency, at value (identified cost, $6)	6
Deposits with brokers	5,171
Receivables for
Fund shares sold	303,962
Interest and dividends	21,279
Other assets	453
Total assets	$197,502,016
Liabilities
Payables for
Fund shares reacquired	$58,528
Payable to affiliates
Investment adviser	15,726
Administrative services fee	393
Shareholder servicing costs	116
Distribution and/or service fees	4,502
Payable for independent Trustees' compensation	1,047
Payable for audit and tax fees	36,418
Payable for shareholder communications	13,705
Accrued expenses and other liabilities	4,866
Total liabilities	$135,301
Net assets	$197,366,715
Net assets consist of
Paid-in capital	$83,742,341
Total distributable earnings (loss)	113,624,374
Net assets	$197,366,715
Shares of beneficial interest outstanding	4,897,509

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$30,954,806	713,043	$43.41
Service Class	166,411,909	4,184,466	39.77
See Notes to Financial Statements
4

MFS Technology Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$514,353
Dividends from affiliated issuers	87,351
Income on securities loaned	3,684
Other	1,872
Foreign taxes withheld	(5,662)
Total investment income	$601,598
Expenses
Management fee	$655,763
Distribution and/or service fees	183,222
Shareholder servicing costs	3,464
Administrative services fee	16,922
Independent Trustees' compensation	2,871
Custodian fee	6,442
Audit and tax fees	37,805
Legal fees	467
Miscellaneous	9,228
Total expenses	$916,184
Reduction of expenses by investment adviser	(12,162)
Net expenses	$904,022
Net investment income (loss)	$(302,424)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$4,122,672
Affiliated issuers	(455)
Foreign currency	844
Net realized gain (loss)	$4,123,061
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$6,465,516
Affiliated issuers	(244)
Translation of assets and liabilities in foreign currencies	172
Net unrealized gain (loss)	$6,465,444
Net realized and unrealized gain (loss)	$10,588,505
Change in net assets from operations	$10,286,081
See Notes to Financial Statements
5

MFS Technology Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$(302,424)	$(640,499)
Net realized gain (loss)	4,123,061	26,972,696
Net unrealized gain (loss)	6,465,444	22,750,628
Change in net assets from operations	$10,286,081	$49,082,825
Total distributions to shareholders	$—	$(1,721,497)
Change in net assets from fund share transactions	$6,285,583	$(4,117,716)
Total change in net assets	$16,571,664	$43,243,612
Net assets
At beginning of period	180,795,051	137,551,439
At end of period	$197,366,715	$180,795,051
See Notes to Financial Statements
6

MFS Technology Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$41.22	$30.43	$19.73	$33.58	$31.10	$21.18
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.07)	$(0.05)	$(0.09)	$(0.21)	$(0.14)
Net realized and unrealized gain (loss)	2.22	11.23	10.75	(11.54)	4.47	10.06
Total from investment operations	$2.19	$11.16	$10.70	$(11.63)	$4.26	$9.92
Less distributions declared to shareholders
From net realized gain	$—	$(0.37)	$—	$(2.22)	$(1.78)	$—
Net asset value, end of period (x)	$43.41	$41.22	$30.43	$19.73	$33.58	$31.10
Total return (%) (k)(r)(s)(x)	5.31 (n)	36.80	54.23	(35.70)	13.68	46.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.84 (a)	0.87	0.86	0.89	0.88	0.94
Expenses after expense reductions	0.82 (a)	0.86	0.84	0.88	0.87	0.93
Net investment income (loss)	(0.14)(a)	(0.19)	(0.18)	(0.37)	(0.62)	(0.55)
Portfolio turnover rate	24 (n)	47	43	28	44	57
Net assets at end of period (000 omitted)	$30,955	$30,905	$24,700	$17,106	$28,740	$28,768
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	N/A	N/A	N/A	0.86	0.91

See Notes to Financial Statements
7

MFS Technology Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$37.81	$28.01	$18.21	$31.29	$29.15	$19.91
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.15)	$(0.10)	$(0.14)	$(0.27)	$(0.19)
Net realized and unrealized gain (loss)	2.03	10.32	9.90	(10.72)	4.19	9.43
Total from investment operations	$1.96	$10.17	$9.80	$(10.86)	$3.92	$9.24
Less distributions declared to shareholders
From net realized gain	$—	$(0.37)	$—	$(2.22)	$(1.78)	$—
Net asset value, end of period (x)	$39.77	$37.81	$28.01	$18.21	$31.29	$29.15
Total return (%) (k)(r)(s)(x)	5.18 (n)	36.45	53.82	(35.85)	13.43	46.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.09 (a)	1.12	1.11	1.15	1.13	1.19
Expenses after expense reductions	1.07 (a)	1.11	1.09	1.13	1.12	1.18
Net investment income (loss)	(0.39)(a)	(0.44)	(0.43)	(0.62)	(0.87)	(0.81)
Portfolio turnover rate	24 (n)	47	43	28	44	57
Net assets at end of period (000 omitted)	$166,412	$149,890	$112,852	$80,955	$105,624	$75,544
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	N/A	N/A	N/A	1.11	1.16

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
8

MFS Technology Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Technology Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the technology sector can be very volatile due to the rapid pace of product change, technological developments, the negative impact of regulation, and other factors.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and
9

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$178,718,290	$—	$—	$178,718,290
Canada	9,935,102	0	—	9,935,102
Japan	3,378,483	—	—	3,378,483
Taiwan	2,576,338	—	—	2,576,338
Investment Companies	2,562,932	—	—	2,562,932
Total	$197,171,145	$0	$—	$197,171,145
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the
10

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and straddle loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Long-term capital gains	$1,721,497
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/25
Cost of investments	$113,601,089
Gross appreciation	85,407,516
Gross depreciation	(1,837,460)
Net unrealized appreciation (depreciation)	$83,570,056
As of 12/31/24
Undistributed ordinary income	4,667,679
Undistributed long-term capital gain	21,565,879
Other temporary differences	(49)
Net unrealized appreciation (depreciation)	77,104,784
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
11

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$281,328
Service Class	—	1,440,169
Total	$—	$1,721,497
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $12,162, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund's investment activity), such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $3,127, which equated to 0.0036% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $337.
12

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0193% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2025, this reimbursement amounted to $1,734, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $49,962,828 and $42,229,492, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	43,632	$1,723,480	88,994	$3,265,893
Service Class	622,452	22,133,124	748,171	25,258,318
	666,084	$23,856,604	837,165	$28,524,211
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	7,544	$281,328
Service Class	—	—	42,073	1,440,169
	—	$—	49,617	$1,721,497
Shares reacquired
Initial Class	(80,307)	$(3,243,801)	(158,389)	$(5,728,987)
Service Class	(402,309)	(14,327,220)	(855,011)	(28,634,437)
	(482,616)	$(17,571,021)	(1,013,400)	$(34,363,424)
Net change
Initial Class	(36,675)	$(1,520,321)	(61,851)	$(2,181,766)
Service Class	220,143	7,805,904	(64,767)	(1,935,950)
	183,468	$6,285,583	(126,618)	$(4,117,716)
13

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $405 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,592,991	$17,206,874	$19,236,234	$(455)	$(244)	$2,562,932

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$87,351	$—
14

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Technology Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Technology Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Technology Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
15

MFS Income Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Income Portfolio
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 98.1%
Aerospace & Defense – 1.4%
Boeing Co., 6.528%, 5/01/2034	$17,000	$18,471
Boeing Co., 5.705%, 5/01/2040	34,000	33,590
Boeing Co., 5.805%, 5/01/2050	159,000	152,481
Boeing Co., 6.858%, 5/01/2054	32,000	35,031
Bombardier, Inc., 7.5%, 2/01/2029 (n)	100,000	104,996
TransDigm, Inc., 4.625%, 1/15/2029	175,000	171,709
		$516,278
Asset-Backed & Securitized – 24.8%
ACREC 2025-FL3 LLC, “C”, FLR, 6.605% (SOFR - 1mo. + 2.291%), 8/18/2042 (n)	$40,373	$40,224
Affirm Asset Securitization Trust, 2024-X2, “A”, 5.22%, 12/17/2029 (n)	46,179	46,202
Affirm, Inc., 5.08%, 4/15/2030 (n)	92,336	92,423
AGL CLO 1 Ltd., 2019-1A, “BRR”, FLR, 5.919% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	250,000	250,005
American Credit Acceptance Receivables Trust, 2024-2, “B”, 6.1%, 12/13/2027 (n)	27,000	27,132
American Credit Acceptance Receivables Trust, 2024-2, “C”, 6.24%, 4/12/2030 (n)	64,000	64,757
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	106,957	106,720
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	97,440	97,671
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	59,427	59,111
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 6.626% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	100,000	99,329
Arbor Realty Trust, Inc., CLO, 2021-FL4, “A”, FLR, 5.776% ((SOFR - 1mo. + 0.11448%) + 1.35%), 11/15/2036 (n)	161,708	161,624
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 7.326% ((SOFR - 1mo. + 0.11448%) + 2.9%), 11/15/2036 (n)	256,500	256,305
AREIT 2025-CRE10 Ltd., “B”, FLR, 6.155% (SOFR - 1mo. + 1.8419%), 1/17/2030 (n)	100,000	99,501
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	53,235	53,661
Bain Capital Credit CLO Ltd., 2020-3A, “CRR”, FLR, 6.179% (SOFR - 3mo. + 1.9%), 10/23/2034 (n)	200,000	200,243
Bain Capital Credit CLO Ltd., 2021-4A, “CR”, FLR, 6.219% (SOFR - 3mo. + 1.95%), 10/20/2034 (n)	197,222	197,333
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.041% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	26,383	53,930
BDS 2024-FL13 Ltd., “A”, FLR, 5.893% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	100,000	100,246
Black Diamond CLO Ltd., 2019-2A, “BR”, FLR, 7.029% (SOFR - 3mo. + 2.75%), 7/23/2032 (n)	250,000	250,087
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 6.153% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)	100,000	100,125
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 6.702% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)	100,000	100,125
BSPRT 2024-FL1 Issuer Ltd., “AS”, FLR, 6.406% (SOFR - 1mo. + 2.095%), 7/15/2039 (n)	100,000	100,500
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	88,525	88,730
Colt Funding LLC, 2025-1, “A1”, 5.699%, 1/25/2070 (n)	94,879	95,483
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)	95,278	95,653
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	70,154	70,694
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	96,067	95,697
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “B”, 6.999%, 8/15/2056	93,513	99,800
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “B”, 6.511%, 12/10/2041 (n)	187,500	190,314
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	57,254	57,655
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)	933,316	9
DLLST LLC, 2024-1A, “A2”, 5.33%, 1/20/2026 (n)	6,837	6,841
Dryden Senior Loan Fund, 2022-104A, “BR”, FLR, 6.071% (SOFR - 3mo. + 1.75%), 8/20/2034 (n)	250,000	250,085
Dryden Senior Loan Fund, 2022-113A, “BR2”, CLO, FLR, 5.906% (SOFR - 3mo. + 1.65%), 10/15/2037 (n)	250,000	250,501
Dwight 2025-FL1 Issuer LLC, FLR, 6.591% (SOFR - 1mo. + 2.286%), 9/18/2042 (n)	111,500	111,535
ELM Trust, 2024-ELM, “D10”, 6.626%, 6/10/2039 (n)	100,000	100,339
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	100,000	101,665
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)	100,000	101,830
Exeter Automobile Receivables Trust, 2025-1A, “A”, 4.7%, 9/15/2027	46,777	46,778
KREF 2021-FL2 Ltd., “D”, FLR, 6.628% ((SOFR - 1mo. + 0.11448%) + 2.2%), 2/15/2039 (n)	163,000	159,115
LoanCore 2025-CRE8 Ltd., “B”, FLR, 6.154% (SOFR - 1mo. + 1.8412%), 8/17/2042 (n)	117,500	116,472
MF1 2020-FL4 Ltd., “B”, FLR, 7.178% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2035 (n)	250,000	250,156
SISFS-SEM
1

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2024-FL14 LLC, “C”, FLR, 7.606% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	$100,000	$100,400
MF1 2024-FL15 LLC, “B”, FLR, 6.805% (SOFR - 1mo. + 2.491%), 8/18/2041 (n)	100,000	100,100
MF1 2024-FL15 LLC, “C”, FLR, 7.254% (SOFR - 1mo. + 2.94%), 8/18/2041 (n)	100,000	100,152
MF1 2024-FL16 LLC, “B”, FLR, 6.456% (SOFR - 1mo. + 2.142%), 11/18/2039 (n)	100,000	99,625
MF1 2024-FL16 LLC, “C”, FLR, 6.856% (SOFR - 1mo. + 2.542%), 11/18/2039 (n)	120,000	119,325
MF1 2025-FL17 LLC, “B”, FLR, 6.106% (SOFR - 1mo. + 1.792%), 2/18/2040 (n)	100,000	99,157
MF1 2025-FL17 LLC, “C”, FLR, 6.406% (SOFR - 1mo. + 2.092%), 2/18/2040 (n)	100,000	99,162
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	88,118	88,761
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	73,785	79,019
MSWF Commercial Mortgage Trust, 2023-2, “AS”, 6.491%, 12/15/2056	50,728	54,645
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 6.367% ((SOFR - 3mo. + 0.26161%) + 1.85%), 10/15/2029 (n)	250,000	250,212
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	164,939	165,826
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 6.158% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	250,000	250,171
OBX Trust, 2024-NQM14, “A1”, 4.944%, 9/25/2064 (n)	84,619	84,132
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	67,557	68,086
OBX Trust, 2025-NQM1, “A1”, 5.547%, 12/25/2064 (n)	91,897	92,220
Palmer Square Loan Funding 2024-3A Ltd., “A-2”, FLR, 5.957% (SOFR - 3mo. + 1.65%), 8/08/2032 (n)	250,000	250,132
PFP III 2024-11 Ltd., “AS”, FLR, 6.5% (SOFR - 1mo. + 2.18957%), 9/17/2039 (n)	271,725	272,660
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 7.383% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	120,000	119,876
Santander Drive Auto Receivables Trust, 2025-1, 4.74%, 1/16/2029	55,000	55,212
Shackleton 2015-7RA CLO Ltd., “B”, FLR, 5.906% (SOFR - 3mo. + 1.65%), 7/15/2031 (n)	250,000	250,044
SHR Trust, 2024-LXRY, “B”, 6.761%, 10/15/2041 (n)	159,636	159,536
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	72,708	72,883
STORE Master Funding LLC, 2024-1A, “A3”, 5.93%, 5/20/2054 (n)	99,417	100,423
STORE Master Funding LLC, 2024-1A, “A4”, 5.94%, 5/20/2054 (n)	99,417	101,705
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	155,000	151,931
Venture CLO 43 Ltd., 2021-43A, “CR”, FLR, 6.506% (SOFR - 3mo. + 2.25%), 4/15/2034 (n)	194,468	194,521
Verus Securitization Trust, 2024-2, “A1”, 6.095%, 2/25/2069 (n)	67,128	67,590
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	64,087	64,210
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	88,849	88,796
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	35,438	35,630
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 7.817% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	250,000	250,346
		$8,933,094
Automotive – 0.7%
Hyundai Capital America, 5.35%, 3/19/2029 (n)	$37,000	$37,671
LKQ Corp., 6.25%, 6/15/2033	123,000	129,605
Wabash National Corp., 4.5%, 10/15/2028 (n)	82,000	74,181
		$241,457
Brokerage & Asset Managers – 1.3%
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	$155,000	$167,707
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	86,000	85,697
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	141,000	134,906
LPL Holdings, Inc., 5.75%, 6/15/2035	89,000	90,040
		$478,350
Building – 0.9%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$34,000	$33,743
Patrick Industries, Inc., 4.75%, 5/01/2029 (n)	175,000	169,961
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	150,000	134,520
		$338,224
Business Services – 0.3%
Global Payments, Inc., 2.9%, 5/15/2030	$120,000	$110,327
2

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$150,000	$143,007
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052	176,000	120,791
Time Warner Cable, Inc., 4.5%, 9/15/2042	77,000	61,329
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	200,000	182,770
		$507,897
Chemicals – 0.3%
Chemours Co., 5.75%, 11/15/2028 (n)	$60,000	$56,238
Chemours Co., 8%, 1/15/2033 (n)	60,000	56,185
		$112,423
Computer Software – 0.4%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$130,000	$133,791
Conglomerates – 1.6%
Emerald Debt Merger, 6.625%, 12/15/2030 (n)	$35,000	$35,776
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/2031 (n)	54,000	55,890
Regal Rexnord Corp., 6.4%, 4/15/2033	166,000	175,264
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	304,000	305,743
		$572,673
Consumer Services – 0.6%
CBRE Group, Inc., 5.95%, 8/15/2034	$105,000	$110,546
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	100,000	87,444
		$197,990
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$116,000	$119,791
Electronics – 0.3%
Broadcom, Inc., 4.3%, 11/15/2032	$96,000	$93,120
Emerging Market Sovereign – 1.2%
Dominican Republic, 4.875%, 9/23/2032 (n)	$150,000	$138,353
Federal Republic of Nigeria, 7.375%, 9/28/2033	200,000	178,530
Republic of Turkey, 6.875%, 3/17/2036	107,000	103,550
		$420,433
Energy - Independent – 0.8%
EQT Corp., 5%, 1/15/2029	$190,000	$191,610
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	102,000	111,372
		$302,982
Energy - Integrated – 0.6%
Eni S.p.A., 5.5%, 5/15/2034 (n)	$200,000	$201,470
Entertainment – 0.3%
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	$110,000	$112,379
Financial Institutions – 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$195,000	$192,041
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	48,000	46,789
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	194,000	184,103
3

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	$125,000	$132,289
		$555,222
Food & Beverages – 1.9%
Bacardi Ltd., 5.15%, 5/15/2038 (n)	$115,000	$105,961
Central American Bottling Corp., 5.25%, 4/27/2029 (n)	199,000	193,496
Constellation Brands, Inc., 4.8%, 5/01/2030	31,000	31,256
JBS USA Holding Lux S.à r.l., 5.95%, 4/20/2035 (n)	58,000	60,087
Performance Food Group Co., 6.125%, 9/15/2032 (n)	116,000	118,660
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	100,000	96,123
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	78,000	78,443
		$684,026
Gaming & Lodging – 0.3%
Las Vegas Sands Corp., 5.625%, 6/15/2028	$58,000	$59,162
Marriott International, Inc., 2.85%, 4/15/2031	61,000	55,389
		$114,551
Insurance – 1.2%
Corebridge Financial, Inc., 4.35%, 4/05/2042	$20,000	$16,787
Corebridge Financial, Inc., 4.4%, 4/05/2052	60,000	47,937
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	150,000	154,739
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	210,000	224,843
		$444,306
Insurance - Health – 0.6%
Humana, Inc., 5.875%, 3/01/2033	$196,000	$202,553
Insurance - Property & Casualty – 2.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	$150,000	$147,864
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)	100,000	101,924
Aon Corp., 4.5%, 12/15/2028	115,000	115,557
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	283,000	285,462
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	15,000	13,922
Hub International Ltd., 7.25%, 6/15/2030 (n)	150,000	156,755
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	100,000	103,875
		$925,359
Machinery & Tools – 1.1%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$202,546
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	200,000	201,986
		$404,532
Major Banks – 6.3%
Bank of America Corp., 4.271% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.31%) to 7/23/2029	$61,000	$60,799
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	415,000	365,765
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	215,000	196,745
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	200,000	226,990
Discover Financial Services, 6.7%, 11/29/2032	161,000	175,799
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	148,000	133,207
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	200,000	181,290
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	81,000	74,901
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	25,000	25,711
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	59,000	60,440
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	200,000	176,765
4

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	$429,000	$391,784
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	215,000	212,796
		$2,282,992
Medical & Health Technology & Services – 1.5%
Alcon Finance Corp., 5.75%, 12/06/2052 (n)	$200,000	$198,498
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	239,000	238,253
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	89,000	88,895
		$525,646
Metals & Mining – 1.0%
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	$145,000	$135,488
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	88,000	79,340
Novelis, Inc., 3.875%, 8/15/2031 (n)	140,000	125,799
		$340,627
Midstream – 2.9%
Cheniere Energy Partners LP, 5.75%, 8/15/2034	$143,000	$146,857
Enbridge, Inc., 3.125%, 11/15/2029	150,000	141,700
Enbridge, Inc., 2.5%, 8/01/2033	170,000	141,256
Enbridge, Inc., 5.625%, 4/05/2034	109,000	111,988
Plains All American Pipeline LP, 3.8%, 9/15/2030	135,000	129,023
Targa Resources Corp., 4.95%, 4/15/2052	82,000	68,406
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	65,000	64,479
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032	67,000	62,443
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	100,000	103,137
Venture Global LNG, Inc., 7%, 1/15/2030 (n)	90,000	90,982
		$1,060,271
Mortgage-Backed – 0.0%
Fannie Mae, 6.5%, 4/01/2032	$5,036	$5,233
Fannie Mae, 3%, 2/25/2033 (i)	19,859	1,430
Fannie Mae, 5.5%, 9/01/2034	2,041	2,093
Freddie Mac, 1.207%, 6/25/2030 (i)	109,920	5,058
		$13,814
Municipals – 3.5%
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-4”, 7%, 6/30/2039	$189,000	$165,808
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, Taxable, “B-2”, 0% to 11/15/2029, 8% to 6/30/2044	99,000	56,250
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	195,000	178,544
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	270,000	215,361
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	245,000	252,724
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	34,000	33,081
Port Beaumont, TX, Industrial Development Authority, Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	245,000	216,790
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Taxable, “A-2”, 4.55%, 7/01/2040	174,000	139,012
		$1,257,570
Other Banks & Diversified Financials – 0.7%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$104,000	$99,454
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035	160,000	165,848
		$265,302
5

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 0.5%
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	$200,000	$192,354
Precious Metals & Minerals – 0.5%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$163,000	$169,714
Real Estate - Apartment – 0.2%
Mid-America Apartments LP, 2.75%, 3/15/2030	$82,000	$76,539
Real Estate - Office – 0.8%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$209,000	$176,316
Boston Properties LP, REIT, 5.75%, 1/15/2035	122,000	122,782
		$299,098
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$65,000	$60,740
Specialty Chemicals – 0.2%
International Flavors & Fragrances, Inc., 5%, 9/26/2048	$69,000	$59,391
Specialty Stores – 0.7%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$274,000	$245,615
Telecommunications - Wireless – 0.8%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$200,000	$157,565
Rogers Communications, Inc., 4.35%, 5/01/2049	107,000	86,087
Rogers Communications, Inc., 4.55%, 3/15/2052	58,000	47,229
		$290,881
Tobacco – 1.6%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$231,000	$227,792
B.A.T. Capital Corp., 6.343%, 8/02/2030	18,000	19,396
Japan Tobacco, Inc., 5.85%, 6/15/2035 (n)	150,000	156,853
Philip Morris International, Inc., 5.75%, 11/17/2032	146,000	154,351
		$558,392
Transportation - Services – 0.5%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	$46,000	$44,198
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	132,000	100,066
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	46,000	31,129
		$175,393
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.11%, 8/01/2025	$509	$509
U.S. Treasury Obligations – 28.3%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$1,550,000	$1,127,625
U.S. Treasury Bonds, 4.375%, 8/15/2043	817,000	778,735
U.S. Treasury Bonds, 4.75%, 11/15/2043	950,000	948,998
U.S. Treasury Bonds, 4.5%, 2/15/2044	1,335,000	1,289,944
U.S. Treasury Bonds, 2.25%, 2/15/2052	60,000	36,649
U.S. Treasury Bonds, 4.125%, 8/15/2053	60,000	53,595
U.S. Treasury Bonds, 4.75%, 11/15/2053	500,000	495,469
U.S. Treasury Bonds, 4.25%, 2/15/2054	1,250,000	1,140,234
U.S. Treasury Notes, 3.875%, 12/31/2027	681,000	683,873
U.S. Treasury Notes, 4.125%, 7/31/2028 (f)	2,080,000	2,105,106
6

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 4.25%, 6/30/2029	$250,000	$254,649
U.S. Treasury Notes, 3.875%, 4/30/2030	350,000	351,367
U.S. Treasury Notes, 4.25%, 11/15/2034	900,000	902,953
		$10,169,197
Utilities - Electric Power – 1.5%
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	$200,000	$228,005
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	34,000	29,806
Pacific Gas & Electric Co., 3.5%, 8/01/2050	250,000	160,296
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	100,000	102,513
		$520,620
Total Bonds (Identified Cost, $36,170,247)		$35,287,893
Mutual Funds (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $290,443)	290,442	$290,471
Other Assets, Less Liabilities – 1.1%		412,142
Net Assets – 100.0%		$35,990,506

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $290,471 and
$35,287,893, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $14,844,474, representing 41.2% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro

7

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Derivative Contracts at 6/30/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	90,033	USD	102,314	Morgan Stanley Capital Services LLC	7/18/2025	$3,853
Liability Derivatives
USD	21,845	EUR	19,252	Barclays Bank PLC	7/18/2025	$(857)
USD	29,429	EUR	25,939	JPMorgan Chase Bank N.A.	7/18/2025	(1,159)
USD	40,780	EUR	35,910	State Street Corp.	7/18/2025	(1,564)
						$(3,580)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	12	$2,496,281	September – 2025	$10,645
U.S. Treasury Note 5 yr	Long	USD	11	1,199,000	September – 2025	11,209
U.S. Treasury Ultra Bond 30 yr	Long	USD	5	595,625	September – 2025	24,811
U.S. Treasury Ultra Note 10 yr	Long	USD	1	114,266	September – 2025	2,174
						$48,839
At June 30, 2025, the fund had liquid securities with an aggregate value of $60,724 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
8

MFS Income Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $36,170,247)	$35,287,893
Investments in affiliated issuers, at value (identified cost, $290,443)	290,471
Receivables for
Forward foreign currency exchange contracts	3,853
Net daily variation margin on open futures contracts	9,370
Fund shares sold	106,326
Interest	395,498
Receivable from investment adviser	9,152
Other assets	196
Total assets	$36,102,759
Liabilities
Payables for
Forward foreign currency exchange contracts	$3,580
Fund shares reacquired	41,044
Payable to affiliates
Administrative services fee	192
Shareholder servicing costs	93
Distribution and/or service fees	273
Payable for independent Trustees' compensation	560
Payable for audit and tax fees	46,121
Accrued expenses and other liabilities	20,390
Total liabilities	$112,253
Net assets	$35,990,506
Net assets consist of
Paid-in capital	$39,836,145
Total distributable earnings (loss)	(3,845,639)
Net assets	$35,990,506
Shares of beneficial interest outstanding	4,171,424

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$25,915,493	2,995,652	$8.65
Service Class	10,075,013	1,175,772	8.57
See Notes to Financial Statements
9

MFS Income Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Interest	$940,140
Dividends from affiliated issuers	7,534
Other	204
Total investment income	$947,878
Expenses
Management fee	$87,683
Distribution and/or service fees	11,803
Shareholder servicing costs	3,284
Administrative services fee	8,679
Independent Trustees' compensation	1,477
Custodian fee	7,712
Shareholder communications	1,849
Audit and tax fees	47,648
Legal fees	729
Miscellaneous	16,284
Total expenses	$187,148
Reduction of expenses by investment adviser	(57,605)
Net expenses	$129,543
Net investment income (loss)	$818,335
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(47,949)
Affiliated issuers	(25)
Futures contracts	(30,976)
Forward foreign currency exchange contracts	(2,068)
Foreign currency	4,417
Net realized gain (loss)	$(76,601)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$565,908
Affiliated issuers	(8)
Futures contracts	90,709
Forward foreign currency exchange contracts	(4,808)
Translation of assets and liabilities in foreign currencies	204
Net unrealized gain (loss)	$652,005
Net realized and unrealized gain (loss)	$575,404
Change in net assets from operations	$1,393,739
See Notes to Financial Statements
10

MFS Income Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$818,335	$1,532,474
Net realized gain (loss)	(76,601)	(480,463)
Net unrealized gain (loss)	652,005	29,411
Change in net assets from operations	$1,393,739	$1,081,422
Total distributions to shareholders	$—	$(1,340,494)
Change in net assets from fund share transactions	$(513,055)	$2,808,107
Total change in net assets	$880,684	$2,549,035
Net assets
At beginning of period	35,109,822	32,560,787
At end of period	$35,990,506	$35,109,822
See Notes to Financial Statements
11

MFS Income Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$8.31	$8.37	$8.08	$9.81	$10.51	$9.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.38	$0.35	$0.26	$0.23	$0.29
Net realized and unrealized gain (loss)	0.14	(0.10)	0.25	(1.59)	(0.17)	0.63
Total from investment operations	$0.34	$0.28	$0.60	$(1.33)	$0.06	$0.92
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$(0.31)	$(0.31)	$(0.33)	$(0.39)
From net realized gain	—	—	—	(0.09)	(0.43)	—
Total distributions declared to shareholders	$—	$(0.34)	$(0.31)	$(0.40)	$(0.76)	$(0.39)
Net asset value, end of period (x)	$8.65	$8.31	$8.37	$8.08	$9.81	$10.51
Total return (%) (k)(r)(s)(x)	4.09 (n)	3.25	7.59	(13.71)	0.47	9.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.00 (a)	0.99	0.94	1.00	0.89	0.89
Expenses after expense reductions (h)	0.67 (a)	0.67	0.72	0.75	0.75	0.75
Net investment income (loss)	4.73 (a)	4.57	4.32	2.97	2.28	2.83
Portfolio turnover rate	15 (n)	85	49	58	72	112
Net assets at end of period (000 omitted)	$25,915	$25,939	$27,815	$28,129	$36,163	$41,438

See Notes to Financial Statements
12

MFS Income Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$8.24	$8.32	$8.03	$9.72	$10.43	$9.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.36	$0.33	$0.22	$0.21	$0.26
Net realized and unrealized gain (loss)	0.14	(0.11)	0.25	(1.55)	(0.19)	0.63
Total from investment operations	$0.33	$0.25	$0.58	$(1.33)	$0.02	$0.89
Less distributions declared to shareholders
From net investment income	$—	$(0.33)	$(0.29)	$(0.27)	$(0.30)	$(0.36)
From net realized gain	—	—	—	(0.09)	(0.43)	—
Total distributions declared to shareholders	$—	$(0.33)	$(0.29)	$(0.36)	$(0.73)	$(0.36)
Net asset value, end of period (x)	$8.57	$8.24	$8.32	$8.03	$9.72	$10.43
Total return (%) (k)(r)(s)(x)	4.00 (n)	2.91	7.36	(13.85)	0.10	9.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.25 (a)	1.25	1.18	1.24	1.14	1.14
Expenses after expense reductions (h)	0.92 (a)	0.92	0.96	1.00	1.00	1.00
Net investment income (loss)	4.48 (a)	4.34	4.09	2.54	2.03	2.59
Portfolio turnover rate	15 (n)	85	49	58	72	112
Net assets at end of period (000 omitted)	$10,075	$9,171	$4,746	$2,705	$5,547	$5,825

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)
For financial highlights through December 31, 2024, in addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
13

MFS Income Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Income Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
14

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$10,169,706	$—	$10,169,706
Non - U.S. Sovereign Debt	—	420,433	—	420,433
Municipal Bonds	—	1,257,570	—	1,257,570
U.S. Corporate Bonds	—	9,886,421	—	9,886,421
Residential Mortgage-Backed Securities	—	1,408,394	—	1,408,394
Commercial Mortgage-Backed Securities	—	1,732,111	—	1,732,111
Asset-Backed Securities (including CDOs)	—	5,806,403	—	5,806,403
Foreign Bonds	—	4,606,855	—	4,606,855
Investment Companies	290,471	—	—	290,471
Total	$290,471	$35,287,893	$—	$35,578,364

Other Financial Instruments
Futures Contracts – Assets	$48,839	$—	$—	$48,839
Forward Foreign Currency Exchange Contracts – Assets	—	3,853	—	3,853
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,580)	—	(3,580)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign
15

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$48,839	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	3,853	(3,580)
Total		$52,692	$(3,580)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(30,976)	$—
Foreign Exchange	—	(2,068)
Total	$(30,976)	$(2,068)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$90,709	$—
Foreign Exchange	—	(4,808)
Total	$90,709	$(4,808)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
16

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
17

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$1,340,494
The federal tax cost and the tax basis components of distributable earnings were as follows:
18

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/25
Cost of investments	$37,071,097
Gross appreciation	491,796
Gross depreciation	(1,984,529)
Net unrealized appreciation (depreciation)	$(1,492,733)
As of 12/31/24
Undistributed ordinary income	1,558,022
Capital loss carryforwards	(4,741,315)
Other temporary differences	(204)
Net unrealized appreciation (depreciation)	(2,055,881)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(1,187,378)
Long-Term	(3,553,937)
Total	$(4,741,315)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$1,056,752
Service Class	—	283,742
Total	$—	$1,340,494
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $2,439, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.67% of average daily net assets for the Initial Class shares and 0.92% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, this reduction amounted to $55,166, which is included in the reduction of total expenses in the Statement of Operations.
19

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $2,913, which equated to 0.0166% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $371.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0495% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$3,715,204	$3,481,253
Non-U.S. Government securities	1,749,451	1,694,033
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	151,295	$1,280,327	295,488	$2,469,606
Service Class	147,532	1,240,453	634,023	5,281,587
	298,827	$2,520,780	929,511	$7,751,193
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	125,804	$1,056,752
Service Class	—	—	34,063	283,742
	—	$—	159,867	$1,340,494
20

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(275,966)	$(2,332,078)	(623,758)	$(5,231,120)
Service Class	(84,271)	(701,757)	(126,201)	(1,052,460)
	(360,237)	$(3,033,835)	(749,959)	$(6,283,580)
Net change
Initial Class	(124,671)	$(1,051,751)	(202,466)	$(1,704,762)
Service Class	63,261	538,696	541,885	4,512,869
	(61,410)	$(513,055)	339,419	$2,808,107
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $79 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$411,057	$4,883,400	$5,003,953	$(25)	$(8)	$290,471

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,534	$—
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Income Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Income Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Income Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
22

MFS Research International Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Research International Portfolio
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.9%
Aerospace & Defense – 2.5%
MTU Aero Engines Holding AG	16,733	$7,434,856
Thales S.A.	19,272	5,666,286
		$13,101,142
Airlines – 0.6%
Ryanair Holdings PLC, ADR	59,122	$3,409,566
Alcoholic Beverages – 2.2%
Diageo PLC	196,160	$4,922,054
Heineken N.V.	45,644	3,979,787
Kirin Holdings Co. Ltd.	181,500	2,545,323
		$11,447,164
Apparel Manufacturers – 2.8%
Burberry Group PLC (a)	79,026	$1,282,175
Compagnie Financiere Richemont S.A.	34,398	6,479,023
LVMH Moet Hennessy Louis Vuitton SE	13,696	7,172,826
		$14,934,024
Automotive – 1.5%
Compagnie Generale des Etablissements Michelin	81,418	$3,024,887
DENSO Corp.	96,600	1,308,415
Suzuki Motor Corp.	307,200	3,718,271
		$8,051,573
Biotechnology – 0.9%
CSL Ltd.	30,434	$4,796,819
Broadcasting – 1.0%
Spotify Technology S.A. (a)	6,780	$5,202,565
Brokerage & Asset Managers – 5.8%
B3 S.A. - Brasil Bolsa Balcao	1,442,000	$3,869,680
Barclays PLC	2,245,664	10,397,306
Euronext N.V.	61,023	10,430,090
London Stock Exchange Group PLC	40,325	5,886,696
		$30,583,772
Business Services – 0.6%
CAR Group Ltd.	66,860	$1,646,627
Nomura Research Institute Ltd.	32,600	1,309,161
		$2,955,788
Computer Software – 2.3%
Cadence Design Systems, Inc. (a)	15,540	$4,788,651
Constellation Software, Inc.	1,998	7,326,171
		$12,114,822
RSSFS-SEM
1

MFS Research International Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 5.1%
Amadeus IT Group S.A.	61,217	$5,154,466
Cap Gemini S.A.	10,023	1,712,547
Fujitsu Ltd.	164,400	4,012,819
Hitachi Ltd.	460,700	13,452,613
Samsung Electronics Co. Ltd.	63,768	2,825,524
		$27,157,969
Construction – 1.4%
James Hardie Industries PLC, GDR (a)	148,637	$4,079,322
Techtronic Industries Co. Ltd.	323,000	3,550,966
		$7,630,288
Consumer Products – 0.7%
Kao Corp.	83,100	$3,726,098
Electrical Equipment – 5.5%
Legrand S.A.	52,374	$7,002,268
Mitsubishi Electric Corp.	304,800	6,584,721
Schneider Electric SE	57,704	15,348,182
		$28,935,171
Electronics – 3.6%
ASML Holding N.V.	10,589	$8,451,921
DISCO Corp.	4,000	1,184,126
NXP Semiconductors N.V.	6,807	1,487,261
Renesas Electronics Corp.	56,500	701,910
Taiwan Semiconductor Manufacturing Co. Ltd.	197,804	7,177,606
		$19,002,824
Energy - Independent – 0.6%
Reliance Industries Ltd.	174,860	$3,059,642
Energy - Integrated – 3.4%
Eni S.p.A.	297,311	$4,818,995
Galp Energia SGPS S.A., “B”	274,113	5,027,422
TotalEnergies SE	129,801	7,966,047
		$17,812,464
Engineering - Construction – 0.5%
Taisei Corp.	47,000	$2,741,572
Food & Beverages – 2.7%
Nestle S.A.	111,776	$11,105,050
Novozymes A/S	43,863	3,144,770
		$14,249,820
Food & Drug Stores – 0.8%
Alimentation Couche-Tard, Inc.	40,352	$2,005,821
Jeronimo Martins SGPS S.A.	93,867	2,375,059
		$4,380,880
2

MFS Research International Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 1.0%
Aristocrat Leisure Ltd.	48,319	$2,072,482
Sands China Ltd.	513,200	1,068,247
Whitbread PLC	55,117	2,135,778
		$5,276,507
Insurance – 5.8%
AIA Group Ltd.	474,800	$4,258,106
Aon PLC	16,213	5,784,150
Beazley PLC	562,602	7,220,588
Hiscox Ltd.	246,530	4,246,912
Samsung Fire & Marine Insurance Co. Ltd.	6,599	2,122,085
Sompo Holdings, Inc.	109,900	3,315,965
Willis Towers Watson PLC	12,279	3,763,513
		$30,711,319
Leisure & Toys – 1.6%
Capcom Co. Ltd.	45,600	$1,562,062
Sony Group Corp.	230,800	5,978,154
Yamaha Corp.	129,200	935,322
		$8,475,538
Machinery & Tools – 5.5%
Atlas Copco AB, “A”	287,611	$4,646,634
Daikin Industries Ltd.	33,500	3,960,539
GEA Group AG	65,305	4,569,408
RB Global, Inc.	37,481	3,981,918
SMC Corp.	3,800	1,373,230
Spirax Group PLC	33,304	2,722,312
Toyota Industries Corp.	37,000	4,188,049
Weir Group PLC	102,274	3,495,621
		$28,937,711
Major Banks – 9.3%
ABN AMRO Group N.V., GDR	302,291	$8,275,389
Banco Bradesco S.A., ADR	1,239,649	3,830,515
Bank of Ireland Group PLC	549,298	7,819,550
BNP Paribas S.A.	94,928	8,534,141
Erste Group Bank AG	34,026	2,897,853
Mitsubishi UFJ Financial Group, Inc.	578,600	7,967,528
NatWest Group PLC	1,416,913	9,946,347
		$49,271,323
Medical Equipment – 2.3%
ConvaTec Group PLC	1,125,796	$4,456,713
Olympus Corp.	43,900	522,819
Qiagen N.V. (a)	95,409	4,594,946
Terumo Corp.	151,600	2,789,764
		$12,364,242
Metals & Mining – 1.5%
Glencore PLC	969,778	$3,775,185
Mitsui & Co. Ltd.	202,100	4,135,889
		$7,911,074
3

MFS Research International Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 0.2%
China Resources Gas Group Ltd.	490,200	$1,252,048
Natural Gas - Pipeline – 0.3%
APA Group	270,675	$1,455,443
Other Banks & Diversified Financials – 3.6%
HDFC Bank Ltd.	256,019	$5,975,070
Julius Baer Group Ltd.	100,574	6,799,155
Mastercard, Inc., “A”	11,489	6,456,129
		$19,230,354
Pharmaceuticals – 7.2%
Daiichi Sankyo Co. Ltd.	261,100	$6,101,188
Merck KGaA	29,922	3,877,130
Novo Nordisk A.S., “B”	128,476	8,917,000
Roche Holding AG	41,527	13,523,948
Sanofi	56,300	5,452,054
		$37,871,320
Printing & Publishing – 0.9%
Wolters Kluwer N.V.	29,429	$4,920,826
Real Estate – 0.4%
LEG Immobilien SE	23,124	$2,052,454
Specialty Chemicals – 5.5%
Akzo Nobel N.V.	28,892	$2,021,581
Croda International PLC	73,689	2,957,602
Linde PLC	24,392	11,444,239
Shin-Etsu Chemical Co. Ltd.	143,900	4,768,521
Sika AG	15,045	4,084,306
Symrise AG	35,042	3,679,498
		$28,955,747
Specialty Stores – 1.6%
NEXT PLC	19,246	$3,286,401
Pan Pacific International Holdings Corp.	152,300	5,244,649
		$8,531,050
Telecom - Infrastructure – 0.8%
Cellnex Telecom S.A.	103,017	$3,998,448
Telecom Services – 2.3%
Advanced Info Service Public Co. Ltd.	306,900	$2,615,028
Hellenic Telecommunications Organization S.A.	44,941	854,424
KDDI Corp.	306,700	5,281,872
Koninklijke KPN N.V.	708,970	3,454,105
		$12,205,429
Tobacco – 1.4%
British American Tobacco PLC	159,451	$7,579,481
4

MFS Research International Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 2.2%
CLP Holdings Ltd.	196,500	$1,654,616
E.ON SE	194,704	3,583,620
National Grid PLC	449,593	6,550,874
		$11,789,110
Total Common Stocks (Identified Cost, $371,966,439)		$518,083,387

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	2,868	$0

Mutual Funds (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $9,913,691)	9,913,688	$9,914,679
Other Assets, Less Liabilities – 0.2%		897,823
Net Assets – 100.0%		$528,895,889

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,914,679 and
$518,083,387, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
5

MFS Research International Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $371,966,439)	$518,083,387
Investments in affiliated issuers, at value (identified cost, $9,913,691)	9,914,679
Foreign currency, at value (identified cost, $257,307)	258,656
Receivables for
Investments sold	910,223
Fund shares sold	761,617
Interest and dividends	2,544,530
Other assets	1,005
Total assets	$532,474,097
Liabilities
Payables for
Investments purchased	$2,605,468
Fund shares reacquired	359,810
Payable to affiliates
Investment adviser	23,409
Administrative services fee	848
Shareholder servicing costs	240
Distribution and/or service fees	4,313
Payable for independent Trustees' compensation	1,562
Deferred foreign capital gains tax expense payable	463,811
Accrued expenses and other liabilities	118,747
Total liabilities	$3,578,208
Net assets	$528,895,889
Net assets consist of
Paid-in capital	$371,816,485
Total distributable earnings (loss)	157,079,404
Net assets	$528,895,889
Shares of beneficial interest outstanding	26,779,472

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$369,677,666	18,621,372	$19.85
Service Class	159,218,223	8,158,100	19.52
See Notes to Financial Statements
6

MFS Research International Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$8,978,991
Dividends from affiliated issuers	196,919
Income on securities loaned	1,545
Other	126
Foreign taxes withheld	(907,497)
Total investment income	$8,270,084
Expenses
Management fee	$2,199,115
Distribution and/or service fees	176,435
Shareholder servicing costs	8,067
Administrative services fee	37,433
Independent Trustees' compensation	5,799
Custodian fee	51,411
Shareholder communications	5,888
Audit and tax fees	39,903
Legal fees	1,078
Miscellaneous	15,441
Total expenses	$2,540,570
Reduction of expenses by investment adviser	(187,062)
Net expenses	$2,353,508
Net investment income (loss)	$5,916,576
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $43,283 foreign capital gains tax)	$11,689,300
Affiliated issuers	241
Foreign currency	69,916
Net realized gain (loss)	$11,759,457
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $51,025 increase in deferred foreign capital gains tax)	$55,486,170
Affiliated issuers	(400)
Translation of assets and liabilities in foreign currencies	185,525
Net unrealized gain (loss)	$55,671,295
Net realized and unrealized gain (loss)	$67,430,752
Change in net assets from operations	$73,347,328
See Notes to Financial Statements
7

MFS Research International Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$5,916,576	$6,841,161
Net realized gain (loss)	11,759,457	6,687,901
Net unrealized gain (loss)	55,671,295	480,550
Change in net assets from operations	$73,347,328	$14,009,612
Total distributions to shareholders	$—	$(7,366,093)
Change in net assets from fund share transactions	$(7,226,589)	$(7,258,604)
Total change in net assets	$66,120,739	$(615,085)
Net assets
At beginning of period	462,775,150	463,390,235
At end of period	$528,895,889	$462,775,150
See Notes to Financial Statements
8

MFS Research International Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$17.13	$16.88	$15.10	$19.13	$18.14	$16.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.27	$0.25	$0.22	$0.18	$0.17
Net realized and unrealized gain (loss)	2.50	0.27	1.70	(3.59)	1.91	1.92
Total from investment operations	$2.72	$0.54	$1.95	$(3.37)	$2.09	$2.09
Less distributions declared to shareholders
From net investment income	$—	$(0.29)	$(0.17)	$(0.30)	$(0.16)	$(0.34)
From net realized gain	—	—	—	(0.36)	(0.94)	(0.57)
Total distributions declared to shareholders	$—	$(0.29)	$(0.17)	$(0.66)	$(1.10)	$(0.91)
Net asset value, end of period (x)	$19.85	$17.13	$16.88	$15.10	$19.13	$18.14
Total return (%) (k)(r)(s)(x)	15.88 (n)	3.09	13.01	(17.58)	11.57	12.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.97 (a)	0.97	0.96	0.99	0.96	0.98
Expenses after expense reductions	0.89 (a)	0.89	0.93	0.96	0.95	0.96
Net investment income (loss)	2.48 (a)	1.51	1.55	1.40	0.96	1.06
Portfolio turnover rate	15 (n)	22	18	22	23	28
Net assets at end of period (000 omitted)	$369,678	$335,657	$346,485	$314,093	$387,370	$369,243

See Notes to Financial Statements
9

MFS Research International Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$16.86	$16.63	$14.86	$18.84	$17.90	$16.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.22	$0.21	$0.19	$0.13	$0.14
Net realized and unrealized gain (loss)	2.46	0.26	1.69	(3.55)	1.88	1.89
Total from investment operations	$2.66	$0.48	$1.90	$(3.36)	$2.01	$2.03
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$(0.13)	$(0.26)	$(0.13)	$(0.30)
From net realized gain	—	—	—	(0.36)	(0.94)	(0.57)
Total distributions declared to shareholders	$—	$(0.25)	$(0.13)	$(0.62)	$(1.07)	$(0.87)
Net asset value, end of period (x)	$19.52	$16.86	$16.63	$14.86	$18.84	$17.90
Total return (%) (k)(r)(s)(x)	15.78 (n)	2.78	12.83	(17.80)	11.27	12.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.22 (a)	1.23	1.21	1.24	1.22	1.23
Expenses after expense reductions	1.14 (a)	1.14	1.18	1.21	1.20	1.21
Net investment income (loss)	2.29 (a)	1.25	1.32	1.20	0.69	0.87
Portfolio turnover rate	15 (n)	22	18	22	23	28
Net assets at end of period (000 omitted)	$159,218	$127,118	$116,905	$128,267	$141,471	$120,742

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
10

MFS Research International Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Research International Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and
11

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$99,410,580	$—	$—	$99,410,580
United Kingdom	80,862,045	—	—	80,862,045
France	72,309,328	—	—	72,309,328
Switzerland	41,991,482	—	—	41,991,482
United States	33,723,943	—	—	33,723,943
Netherlands	31,103,609	—	—	31,103,609
Germany	29,791,912	—	—	29,791,912
Australia	14,050,693	—	—	14,050,693
Canada	13,313,910	0	—	13,313,911
Other Countries	101,525,885	—	—	101,525,885
Investment Companies	9,914,679	—	—	9,914,679
Total	$527,998,066	$0	$—	$527,998,066
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In
12

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$7,366,093
The federal tax cost and the tax basis components of distributable earnings were as follows:
13

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/25
Cost of investments	$386,305,202
Gross appreciation	156,246,593
Gross depreciation	(14,553,729)
Net unrealized appreciation (depreciation)	$141,692,864
As of 12/31/24
Undistributed ordinary income	7,225,574
Capital loss carryforwards	(9,152,127)
Other temporary differences	(497,440)
Net unrealized appreciation (depreciation)	86,156,069
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(554,669)
Long-Term	(8,597,458)
Total	$(9,152,127)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$5,579,441
Service Class	—	1,786,652
Total	$—	$7,366,093
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $33,981, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.89% of
14

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
average daily net assets for the Initial Class shares and 1.14% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, this reduction amounted to $153,081, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $7,098, which equated to 0.0029% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $969.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0153% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 3 shares of Service Class for an aggregate amount of $54.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $76,559,039 and $73,771,381, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	648,276	$11,585,146	912,185	$16,066,342
Service Class	1,425,506	25,556,063	1,556,742	27,208,780
	2,073,782	$37,141,209	2,468,927	$43,275,122
15

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	304,721	$5,579,441
Service Class	—	—	99,093	1,786,652
	—	$—	403,814	$7,366,093
Shares reacquired
Initial Class	(1,627,200)	$(29,858,851)	(2,140,127)	$(37,979,483)
Service Class	(808,639)	(14,508,947)	(1,146,261)	(19,920,336)
	(2,435,839)	$(44,367,798)	(3,286,388)	$(57,899,819)
Net change
Initial Class	(978,924)	$(18,273,705)	(923,221)	$(16,333,700)
Service Class	616,867	11,047,116	509,574	9,075,096
	(362,057)	$(7,226,589)	(413,647)	$(7,258,604)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 14%, 6%, and 2%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $1,075 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,631,290	$40,716,571	$44,433,023	$241	$(400)	$9,914,679

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$196,919	$—
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research International Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research International Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Research International Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
17

MFS U.S. Government Money Market Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS U.S. Government Money Market Portfolio
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 70.5%
Federal Farm Credit Bank, 4.26%, due 7/16/2025	$8,250,000	$8,235,459
Federal Farm Credit Bank, 4.25%, due 8/01/2025	5,550,000	5,529,928
Federal Farm Credit Bank, 4.26%, due 8/07/2025	7,250,000	7,218,481
Federal Farm Credit Bank, 4.26%, due 8/15/2025	15,250,000	15,169,365
Federal Farm Credit Bank, 4.25%, due 9/03/2025	7,450,000	7,394,108
Federal Home Loan Bank, 4.25%, due 7/02/2025	5,500,000	5,499,358
Federal Home Loan Bank, 4.2%, due 7/07/2025	7,100,000	7,095,083
Federal Home Loan Bank, 4.26%, due 7/10/2025	5,000,000	4,994,731
Federal Home Loan Bank, 4.23%, due 7/11/2025	10,500,000	10,487,692
Federal Home Loan Bank, 4.24%, due 7/23/2025	6,800,000	6,782,613
Federal Home Loan Bank, 4.26%, due 8/08/2025	8,000,000	7,964,398
Federal Home Loan Bank, 4.24%, due 8/27/2025	7,000,000	6,953,672
Federal Home Loan Bank, 4.17%, due 9/09/2025	6,950,000	6,894,593
Federal Home Loan Bank, 4.16%, due 9/24/2025	4,450,000	4,407,132
Federal Home Loan Bank, 4.22%, due 11/12/2025	8,900,000	8,763,182
Freddie Mac, 4.22%, due 7/15/2025	11,200,000	11,181,707
Freddie Mac, 4.24%, due 7/22/2025	7,700,000	7,681,113
Freddie Mac, 4.24%, due 7/28/2025	9,650,000	9,619,530
Freddie Mac, 4.25%, due 10/20/2025	11,000,000	10,858,228
Freddie Mac, 4.21%, due 11/03/2025	7,150,000	7,046,970
U.S. Treasury Bill, 4.23%, due 7/01/2025	16,400,000	16,400,000
U.S. Treasury Bill, 4.24%, due 7/17/2025	13,800,000	13,774,133
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$189,951,476
Repurchase Agreements – 29.4%
BofA Securities, Inc. Repurchase Agreement, 4.36%, dated 6/30/2025, due 7/01/2025, total to be received $39,583,793 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $40,475,938)	$39,579,000	$39,579,000
Fixed Income Clearing Corp. – State Street Bank & Trust Co. Repurchase Agreement, 4.38%, dated 6/30/2025, due 7/01/2025, total to be received $39,584,482 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $40,371,369)	39,579,666	39,579,666
Total Repurchase Agreements, at Cost and Value		$79,158,666
Other Assets, Less Liabilities – 0.1%		202,009
Net Assets – 100.0%		$269,312,151

(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements
MKSFS-SEM
1

MFS U.S. Government Money Market Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at cost and value	$189,951,476
Investments in unaffiliated repurchase agreements, at cost and value	79,158,666
Receivables for
Fund shares sold	528,758
Interest	9,609
Other assets	724
Total assets	$269,649,233
Liabilities
Payables for
Fund shares reacquired	$280,380
Payable to affiliates
Investment adviser	11,346
Administrative services fee	494
Shareholder servicing costs	86
Payable for independent Trustees' compensation	1,145
Accrued expenses and other liabilities	43,631
Total liabilities	$337,082
Net assets	$269,312,151
Net assets consist of
Paid-in capital	$269,312,037
Total distributable earnings (loss)	114
Net assets	$269,312,151
Shares of beneficial interest outstanding	269,502,156

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$177,116,484	177,241,132	$1.00
Service Class	92,195,667	92,261,024	1.00
See Notes to Financial Statements
2

MFS U.S. Government Money Market Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Interest	$5,819,520
Other	48
Total investment income	$5,819,568
Expenses
Management fee	$536,680
Distribution and/or service fees	116,474
Shareholder servicing costs	2,887
Administrative services fee	23,026
Independent Trustees' compensation	3,770
Custodian fee	4,887
Shareholder communications	1,878
Audit and tax fees	24,100
Legal fees	663
Miscellaneous	19,178
Total expenses	$733,543
Reduction of expenses by investment adviser and distributor	(135,133)
Net expenses	$598,410
Net investment income (loss)	$5,221,158
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$114
Change in net assets from operations	$5,221,272
See Notes to Financial Statements
3

MFS U.S. Government Money Market Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$5,221,158	$13,107,250
Net realized gain (loss)	114	0
Change in net assets from operations	$5,221,272	$13,107,250
Total distributions to shareholders	$(5,221,158)	$(13,107,250)
Change in net assets from fund share transactions	$(4,307,455)	$(6,673,216)
Total change in net assets	$(4,307,341)	$(6,673,216)
Net assets
At beginning of period	273,619,492	280,292,708
At end of period	$269,312,151	$273,619,492
See Notes to Financial Statements
4

MFS U.S. Government Money Market Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$0.05	$0.01	$0.00	$0.00 (w)
Net realized and unrealized gain (loss)	0.00 (w)	0.00	(0.01)(g)	0.00	0.00 (w)	0.00 (w)
Total from investment operations	$0.02	$0.05	$0.04	$0.01	$0.00 (w)	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.05)	$(0.04)	$(0.01)	$—	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (k)(r)	1.94 (n)	4.84	4.58	1.17	0.00	0.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.46 (a)	0.47	0.45	0.46	0.46	0.52
Expenses after expense reductions	0.45 (a)	0.45	0.44	0.33	0.04	0.24
Net investment income (loss)	3.89 (a)	4.74	4.50	1.17	0.00	0.20
Net assets at end of period (000 omitted)	$177,116	$175,092	$175,408	$159,395	$149,896	$155,937

Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$0.05	$0.01	$0.00	$0.00 (w)
Net realized and unrealized gain (loss)	0.00 (w)	0.00	(0.01)(g)	0.00	0.00 (w)	0.00 (w)
Total from investment operations	$0.02	$0.05	$0.04	$0.01	$0.00 (w)	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.05)	$(0.04)	$(0.01)	$—	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (k)(r)	1.94 (n)	4.84	4.58	1.17	0.00	0.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.71 (a)	0.72	0.70	0.71	0.71	0.77
Expenses after expense reductions	0.45 (a)	0.45	0.44	0.33	0.04	0.25
Net investment income (loss)	3.89 (a)	4.75	4.51	1.15	0.00	0.21
Net assets at end of period (000 omitted)	$92,196	$98,528	$104,885	$100,221	$105,117	$114,985

See Notes to Financial Statements
5

MFS U.S. Government Money Market Portfolio
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(w)	Per share amount was less than $0.01.
See Notes to Financial Statements
6

MFS U.S. Government Money Market Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS U.S. Government Money Market Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for debt instruments. Debt instruments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:
7

MFS U.S. Government Money Market Portfolio
Notes to Financial Statements (unaudited) - continued

Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$269,110,142	$—	$269,110,142
For further information regarding security characteristics, see the Portfolio of Investments.
Repurchase Agreements — The fund enters into bilateral repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties, some of which may be novated to the clearing agency, Fixed Income Clearing Corporation (FICC). Each repurchase agreement is recorded at cost. For both bilateral and cleared repurchase agreements, the fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. On a daily basis, the fund monitors the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. In the event of default, the settlement of a cleared repurchase agreement is guaranteed by FICC. Upon an event of default on a bilateral repurchase agreement, the non-defaulting party may close out all transactions traded under a Master Repurchase Agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At June 30, 2025, the fund had investments in repurchase agreements with a gross value of $79,158,666 in the Statement of Assets and Liabilities.  The value of the related collateral exceeded the value of the repurchase agreements at period end.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended December 31, 2024, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$13,107,250
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/25
Cost of investments	$269,110,142
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net
8

MFS U.S. Government Money Market Portfolio
Notes to Financial Statements (unaudited) - continued
assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$3,407,770	$8,315,461
Service Class	1,813,388	4,791,789
Total	$5,221,158	$13,107,250
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $18,659, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.45% of average daily net assets for each of the Initial Class and Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly. MFD has agreed in writing to waive the entire 0.25% distribution and/or service fee. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, this waiver amounted to $116,474, which is included in the reduction of total expenses in the Statement of Operations. The distribution and/or service fees incurred for the six months ended June 30, 2025 were equivalent to an annual effective rate of 0.00% of the average daily net assets attributable to Service Class shares.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $2,657, which equated to 0.0020% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $230.
9

MFS U.S. Government Money Market Portfolio
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0172% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
(4) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The number of shares sold, reinvested and reacquired corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares reacquired, respectively, since shares are sold and reacquired at $1.00 per share. Transactions in fund shares were as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Shares sold
Initial Class	12,989,655	27,313,327
Service Class	10,993,839	16,663,407
	23,983,494	43,976,734
Shares issued to shareholders in reinvestment of distributions
Initial Class	3,407,770	8,315,461
Service Class	1,813,388	4,791,789
	5,221,158	13,107,250
Shares reacquired
Initial Class	(14,369,428)	(35,942,681)
Service Class	(19,142,679)	(27,814,519)
	(33,512,107)	(63,757,200)
Net change
Initial Class	2,027,997	(313,893)
Service Class	(6,335,452)	(6,359,323)
	(4,307,455)	(6,673,216)
(5) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $605 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
10

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS U.S. Government Money Market Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS U.S. Government Money Market Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS U.S. Government Money Market Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
11

MFS Massachusetts Investors Growth Stock Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Massachusetts Investors Growth Stock Portfolio
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Apparel Manufacturers – 1.9%
LVMH Moet Hennessy Louis Vuitton SE	17,403	$9,114,245
NIKE, Inc., “B”	133,110	9,456,134
		$18,570,379
Automotive – 0.7%
Aptiv PLC (a)	93,478	$6,377,069
Broadcasting – 1.3%
Walt Disney Co.	100,725	$12,490,907
Brokerage & Asset Managers – 3.1%
Brookfield Asset Management Ltd.	179,619	$9,941,534
Charles Schwab Corp.	130,563	11,912,568
CME Group, Inc.	27,596	7,606,010
		$29,460,112
Business Services – 6.4%
Accenture PLC, “A”	93,874	$28,058,000
Fiserv, Inc. (a)	68,567	11,821,636
TransUnion	250,089	22,007,832
		$61,887,468
Computer Software – 17.4%
Microsoft Corp.	291,347	$144,918,911
Salesforce, Inc.	80,912	22,063,894
		$166,982,805
Computer Software - Systems – 4.6%
Apple, Inc.	217,182	$44,559,231
Construction – 3.1%
Otis Worldwide Corp.	108,740	$10,767,435
Pool Corp.	27,883	8,127,337
Sherwin-Williams Co.	31,227	10,722,102
		$29,616,874
Consumer Products – 4.4%
Church & Dwight Co., Inc.	215,076	$20,670,954
Estée Lauder Cos., Inc., “A”	148,668	12,012,375
L’Oréal S.A.	21,958	9,391,741
		$42,075,070
Electrical Equipment – 6.8%
Amphenol Corp., “A”	219,958	$21,720,852
Hubbell, Inc.	51,666	21,100,911
Schneider Electric SE	33,195	8,829,248
TE Connectivity PLC	78,931	13,313,292
		$64,964,303
MISFS-SEM
1

MFS Massachusetts Investors Growth Stock Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 9.7%
Analog Devices, Inc.	27,679	$6,588,156
NVIDIA Corp.	381,400	60,257,386
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	85,262	19,310,990
Texas Instruments, Inc.	32,325	6,711,317
		$92,867,849
Food & Beverages – 2.7%
McCormick & Co., Inc.	154,359	$11,703,499
PepsiCo, Inc.	111,488	14,720,876
		$26,424,375
Gaming & Lodging – 1.3%
Hilton Worldwide Holdings, Inc.	45,111	$12,014,864
Insurance – 3.4%
Aon PLC	60,465	$21,571,493
Marsh & McLennan Cos., Inc.	50,367	11,012,241
		$32,583,734
Interactive Media Services – 2.3%
Alphabet, Inc., “A”	122,715	$21,626,064
Internet – 0.6%
Gartner, Inc. (a)	13,197	$5,334,491
Leisure & Toys – 1.7%
Tencent Holdings Ltd.	256,400	$16,429,302
Machinery & Tools – 2.9%
Eaton Corp. PLC	61,165	$21,835,294
Graco, Inc.	75,494	6,490,219
		$28,325,513
Medical & Health Technology & Services – 1.2%
ICON PLC (a)	43,991	$6,398,491
Veeva Systems, Inc. (a)	18,233	5,250,739
		$11,649,230
Medical Equipment – 10.0%
Agilent Technologies, Inc.	151,193	$17,842,286
Becton, Dickinson and Co.	84,355	14,530,149
Boston Scientific Corp. (a)	92,234	9,906,854
Danaher Corp.	68,169	13,466,104
Mettler-Toledo International, Inc. (a)	8,461	9,939,306
STERIS PLC	88,369	21,228,001
Stryker Corp.	10,788	4,268,057
Thermo Fisher Scientific, Inc.	12,459	5,051,626
		$96,232,383
Other Banks & Diversified Financials – 6.7%
Mastercard, Inc., “A”	23,740	$13,340,456
Moody's Corp.	25,454	12,767,472
Visa, Inc., “A”	108,083	38,374,869
		$64,482,797
2

MFS Massachusetts Investors Growth Stock Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 0.8%
Canadian Pacific Kansas City Ltd. (l)	102,254	$8,105,675
Restaurants – 0.4%
Starbucks Corp.	45,064	$4,129,214
Specialty Stores – 2.2%
Ross Stores, Inc.	90,288	$11,518,943
TJX Cos., Inc.	79,935	9,871,173
		$21,390,116
Telecom - Infrastructure – 2.0%
American Tower Corp., REIT	87,105	$19,251,947
Utilities - Electric Power – 2.0%
CMS Energy Corp.	277,518	$19,226,447
Total Common Stocks (Identified Cost, $460,875,869)		$957,058,219
Mutual Funds (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $4,104,804)	4,104,803	$4,105,213
Collateral for Securities Loaned – 0.8%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.26% (j) (Identified Cost, $7,350,800)	7,350,800	$7,350,800
Other Assets, Less Liabilities – (0.8)%		(7,879,653)
Net Assets – 100.0%		$960,634,579

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,105,213 and
$964,409,019, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
3

MFS Massachusetts Investors Growth Stock Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value, including $7,292,840 of securities on loan (identified cost, $468,226,669)	$964,409,019
Investments in affiliated issuers, at value (identified cost, $4,104,804)	4,105,213
Cash	67,559
Receivables for
Fund shares sold	97,345
Interest and dividends	488,757
Other assets	1,872
Total assets	$969,169,765
Liabilities
Payables for
Fund shares reacquired	$1,039,983
Collateral for securities loaned, at value	7,350,800
Payable to affiliates
Investment adviser	29,241
Administrative services fee	1,441
Shareholder servicing costs	380
Distribution and/or service fees	11,211
Payable for independent Trustees' compensation	4,016
Accrued expenses and other liabilities	98,114
Total liabilities	$8,535,186
Net assets	$960,634,579
Net assets consist of
Paid-in capital	$284,742,745
Total distributable earnings (loss)	675,891,834
Net assets	$960,634,579
Shares of beneficial interest outstanding	39,382,645

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$547,883,361	22,195,256	$24.68
Service Class	412,751,218	17,187,389	24.01
See Notes to Financial Statements
4

MFS Massachusetts Investors Growth Stock Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$5,365,717
Dividends from affiliated issuers	133,218
Income on securities loaned	295
Other	135
Foreign taxes withheld	(108,859)
Total investment income	$5,390,506
Expenses
Management fee	$3,509,546
Distribution and/or service fees	498,877
Shareholder servicing costs	12,294
Administrative services fee	66,946
Independent Trustees' compensation	11,360
Custodian fee	26,237
Shareholder communications	7,136
Audit and tax fees	36,965
Legal fees	2,159
Miscellaneous	18,398
Total expenses	$4,189,918
Reduction of expenses by investment adviser	(320,180)
Net expenses	$3,869,738
Net investment income (loss)	$1,520,768
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$42,482,553
Affiliated issuers	(1,367)
Foreign currency	(17,827)
Net realized gain (loss)	$42,463,359
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(16,695,993)
Affiliated issuers	201
Translation of assets and liabilities in foreign currencies	7,101
Net unrealized gain (loss)	$(16,688,691)
Net realized and unrealized gain (loss)	$25,774,668
Change in net assets from operations	$27,295,436
See Notes to Financial Statements
5

MFS Massachusetts Investors Growth Stock Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$1,520,768	$1,682,093
Net realized gain (loss)	42,463,359	136,017,028
Net unrealized gain (loss)	(16,688,691)	13,046,262
Change in net assets from operations	$27,295,436	$150,745,383
Total distributions to shareholders	$—	$(90,811,774)
Change in net assets from fund share transactions	$(59,848,986)	$(44,909,961)
Total change in net assets	$(32,553,550)	$15,023,648
Net assets
At beginning of period	993,188,129	978,164,481
At end of period	$960,634,579	$993,188,129
See Notes to Financial Statements
6

MFS Massachusetts Investors Growth Stock Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$23.95	$22.63	$19.29	$27.57	$25.06	$22.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.07	$0.08	$0.06	$0.04	$0.06
Net realized and unrealized gain (loss)	0.68	3.55	4.44	(5.14)	6.24	4.80
Total from investment operations	$0.73	$3.62	$4.52	$(5.08)	$6.28	$4.86
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.06)	$(0.02)	$(0.07)	$(0.11)
From net realized gain	—	(2.21)	(1.12)	(3.18)	(3.70)	(2.27)
Total distributions declared to shareholders	$—	$(2.30)	$(1.18)	$(3.20)	$(3.77)	$(2.38)
Net asset value, end of period (x)	$24.68	$23.95	$22.63	$19.29	$27.57	$25.06
Total return (%) (k)(r)(s)(x)	3.05 (n)	16.27	24.01	(19.26)	25.97	22.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79 (a)	0.79	0.78	0.79	0.78	0.79
Expenses after expense reductions	0.72 (a)	0.73	0.73	0.76	0.76	0.78
Net investment income (loss)	0.43 (a)	0.27	0.38	0.29	0.15	0.27
Portfolio turnover rate	7 (n)	19	20	17	15	33
Net assets at end of period (000 omitted)	$547,883	$573,217	$569,547	$517,839	$714,524	$641,267

See Notes to Financial Statements
7

MFS Massachusetts Investors Growth Stock Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$23.33	$22.10	$18.86	$27.07	$24.67	$22.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.01	$0.03	$0.01	$(0.03)	$0.00 (w)
Net realized and unrealized gain (loss)	0.66	3.46	4.34	(5.04)	6.14	4.72
Total from investment operations	$0.68	$3.47	$4.37	$(5.03)	$6.11	$4.72
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$(0.01)	$—	$(0.01)	$(0.05)
From net realized gain	—	(2.21)	(1.12)	(3.18)	(3.70)	(2.27)
Total distributions declared to shareholders	$—	$(2.24)	$(1.13)	$(3.18)	$(3.71)	$(2.32)
Net asset value, end of period (x)	$24.01	$23.33	$22.10	$18.86	$27.07	$24.67
Total return (%) (k)(r)(s)(x)	2.91 (n)	15.98	23.70	(19.45)	25.66	22.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04 (a)	1.04	1.03	1.04	1.03	1.04
Expenses after expense reductions	0.97 (a)	0.98	0.98	1.01	1.01	1.03
Net investment income (loss)	0.18 (a)	0.02	0.13	0.04	(0.10)	0.02
Portfolio turnover rate	7 (n)	19	20	17	15	33
Net assets at end of period (000 omitted)	$412,751	$419,971	$408,618	$361,330	$475,478	$428,289

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
8

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Massachusetts Investors Growth Stock Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
9

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited) - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$957,058,219	$—	$—	$957,058,219
Investment Companies	11,456,013	—	—	11,456,013
Total	$968,514,232	$—	$—	$968,514,232
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $7,292,840.  The fair value of the fund's investment securities on loan and a related liability of $7,350,800 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated
10

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited) - continued
between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$8,395,642
Long-term capital gains	82,416,132
Total distributions	$90,811,774
The federal tax cost and the tax basis components of distributable earnings were as follows:
11

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/25
Cost of investments	$475,160,969
Gross appreciation	510,831,621
Gross depreciation	(17,478,358)
Net unrealized appreciation (depreciation)	$493,353,263
As of 12/31/24
Undistributed ordinary income	10,539,925
Undistributed long-term capital gain	128,011,248
Other temporary differences	(3,830)
Net unrealized appreciation (depreciation)	510,049,055
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$52,482,119
Service Class	—	38,329,655
Total	$—	$90,811,774
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $65,072, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.72% of average daily net assets for the Initial Class shares and 0.97% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, this reduction amounted to $255,108, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these
12

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited) - continued
participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $11,146, which equated to 0.0024% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $1,148.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0143% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 6 shares of Service Class for an aggregate amount of $156.
During the six months ended June 30, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $598,379.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $61,675,775 and $115,184,927, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	422,767	$9,689,795	302,717	$7,206,834
Service Class	425,401	9,678,364	715,435	16,849,090
	848,168	$19,368,159	1,018,152	$24,055,924
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,254,387	$52,482,119
Service Class	—	—	1,689,275	38,329,655
	—	$—	3,943,662	$90,811,774
Shares reacquired
Initial Class	(2,158,315)	$(50,837,847)	(3,794,812)	$(91,546,310)
Service Class	(1,237,845)	(28,379,298)	(2,895,003)	(68,231,349)
	(3,396,160)	$(79,217,145)	(6,689,815)	$(159,777,659)
13

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Net change
Initial Class	(1,735,548)	$(41,148,052)	(1,237,708)	$(31,857,357)
Service Class	(812,444)	(18,700,934)	(490,293)	(13,052,604)
	(2,547,992)	$(59,848,986)	(1,728,001)	$(44,909,961)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $2,235 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,560,437	$65,024,471	$69,478,529	$(1,367)	$201	$4,105,213

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$133,218	$—
14

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Massachusetts Investors Growth Stock Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Massachusetts Investors Growth Stock Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Massachusetts Investors Growth Stock Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
15

MFS International Intrinsic Value Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Intrinsic Value Portfolio
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.5%
Airlines – 1.2%
Ryanair Holdings PLC, ADR	293,095	$16,902,789
Alcoholic Beverages – 2.1%
Diageo PLC	665,394	$16,696,090
Pernod Ricard S.A.	141,925	14,143,483
		$30,839,573
Apparel Manufacturers – 0.7%
Compagnie Financiere Richemont S.A.	36,675	$6,907,907
LVMH Moet Hennessy Louis Vuitton SE	7,582	3,970,821
		$10,878,728
Automotive – 0.7%
Knorr-Bremse AG	109,764	$10,608,784
Brokerage & Asset Managers – 5.8%
Deutsche Boerse AG	115,697	$37,737,415
Euronext N.V.	144,199	24,646,585
London Stock Exchange Group PLC	152,308	22,234,119
		$84,618,119
Business Services – 2.6%
Experian PLC	435,922	$22,450,775
Intertek Group PLC	87,693	5,705,622
Nomura Research Institute Ltd.	246,900	9,915,091
		$38,071,488
Computer Software – 4.6%
Cadence Design Systems, Inc. (a)	29,737	$9,163,456
Dassault Systemes SE	472,369	17,099,013
NICE Systems Ltd., ADR (a)	41,193	6,957,910
SAP SE	111,114	33,788,430
		$67,008,809
Computer Software - Systems – 4.3%
Amadeus IT Group S.A.	269,631	$22,702,907
Cap Gemini S.A.	92,842	15,863,146
Samsung Electronics Co. Ltd.	540,543	23,951,149
		$62,517,202
Construction – 3.0%
Compagnie de Saint-Gobain S.A.	220,119	$25,835,587
CRH PLC	204,741	18,795,224
		$44,630,811
Consumer Products – 5.7%
Beiersdorf AG	86,309	$10,837,782
Haleon PLC	5,760,652	29,605,145
Kenvue, Inc.	804,101	16,829,834
FCGFS-SEM
1

MFS International Intrinsic Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
KOSE Corp.	29,900	$1,175,818
Lion Corp.	121,700	1,259,213
Reckitt Benckiser Group PLC	127,911	8,699,840
ROHTO Pharmaceutical Co. Ltd.	662,000	9,400,993
Svenska Cellulosa Aktiebolaget	493,267	6,412,904
		$84,221,529
Electrical Equipment – 7.8%
Legrand S.A.	325,026	$43,455,131
Mitsubishi Electric Corp.	1,367,500	29,542,672
Schneider Electric SE	158,033	42,033,816
		$115,031,619
Electronics – 4.6%
ASML Holding N.V.	12,659	$10,104,153
Hirose Electric Co. Ltd.	71,000	8,608,451
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	217,809	49,331,560
		$68,044,164
Energy - Independent – 0.8%
Woodside Energy Group Ltd.	715,910	$11,133,896
Energy - Integrated – 4.3%
Aker BP ASA	510,432	$13,055,278
Galp Energia SGPS S.A., “B”	396,253	7,267,554
Petroleo Brasileiro S.A., ADR	512,900	5,918,866
TotalEnergies SE	610,578	37,471,922
		$63,713,620
Engineering - Construction – 0.9%
Taisei Corp.	221,700	$12,932,051
Food & Beverages – 2.3%
Chocoladefabriken Lindt & Sprungli AG	348	$5,855,189
Ezaki Glico Co. Ltd. (l)	166,800	5,339,731
Novozymes A/S	44,965	3,223,779
Toyo Suisan Kaisha Ltd.	290,000	19,302,455
		$33,721,154
Insurance – 2.4%
Hiscox Ltd.	492,489	$8,483,986
Samsung Fire & Marine Insurance Co. Ltd.	28,944	9,307,718
Willis Towers Watson PLC	55,142	16,901,023
		$34,692,727
Machinery & Tools – 4.6%
Assa Abloy AB	544,538	$16,990,732
Epiroc AB	308,677	6,701,504
GEA Group AG	77,274	5,406,883
IMI PLC	808,173	23,229,546
Schindler Holding AG	25,078	9,323,851
Spirax Group PLC	65,012	5,314,165
		$66,966,681
2

MFS International Intrinsic Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 11.1%
Bank of Ireland Group PLC	1,739,167	$24,757,970
BPER Banca S.p.A.	833,859	7,579,001
Lloyds TSB Group PLC	14,907,639	15,695,095
National Bank of Greece S.A.	868,071	11,074,160
NatWest Group PLC	6,454,680	45,310,114
Resona Holdings, Inc.	3,782,500	34,986,910
UBS Group AG	702,180	23,761,463
		$163,164,713
Medical & Health Technology & Services – 0.7%
M3, Inc.	757,700	$10,446,952
Medical Equipment – 6.4%
Agilent Technologies, Inc.	145,023	$17,114,164
Alcon, Inc.	115,260	10,197,558
EssilorLuxottica	77,373	21,226,873
Olympus Corp.	495,000	5,895,108
Shimadzu Corp.	635,100	15,753,461
Smith & Nephew PLC	959,184	14,654,021
Waters Corp. (a)	26,802	9,354,970
		$94,196,155
Metals & Mining – 1.0%
Glencore PLC	3,669,923	$14,286,403
Oil Services – 0.5%
Tenaris S.A.	425,363	$8,004,379
Other Banks & Diversified Financials – 6.7%
AIB Group PLC	4,622,432	$38,033,303
CaixaBank S.A.	4,526,666	39,212,919
Chiba Bank Ltd.	1,331,400	12,338,136
Julius Baer Group Ltd.	140,188	9,477,200
		$99,061,558
Pharmaceuticals – 2.9%
Roche Holding AG	78,642	$25,611,056
Sandoz Group AG	322,790	17,664,052
		$43,275,108
Precious Metals & Minerals – 6.7%
Agnico Eagle Mines Ltd.	168,708	$20,100,008
Franco-Nevada Corp.	301,844	49,556,279
Northern Star Resources Ltd. Co.	360,928	4,406,457
Wheaton Precious Metals Corp.	263,570	23,702,428
		$97,765,172
Printing & Publishing – 1.0%
Wolters Kluwer N.V.	89,905	$15,033,024
Specialty Chemicals – 2.1%
Croda International PLC	86,654	$3,477,969
Nitto Denko Corp.	470,400	9,118,583
Sika AG	28,315	7,686,749
3

MFS International Intrinsic Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – continued
Symrise AG	94,402	$9,912,448
		$30,195,749
Total Common Stocks (Identified Cost, $956,996,877)		$1,431,962,957
Mutual Funds (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $26,358,464)	26,358,210	$26,360,846
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.26% (j) (Identified Cost, $1,675,000)	1,675,000	$1,675,000
Other Assets, Less Liabilities – 0.6%		8,437,055
Net Assets – 100.0%		$1,468,435,858

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $26,360,846 and
$1,433,637,957, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
4

MFS International Intrinsic Value Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value, including $1,592,885 of securities on loan (identified cost, $958,671,877)	$1,433,637,957
Investments in affiliated issuers, at value (identified cost, $26,358,464)	26,360,846
Cash	165,473
Foreign currency, at value (identified cost, $187,173)	188,155
Receivables for
Investments sold	3,884,490
Fund shares sold	2,452,111
Interest and dividends	5,048,450
Other assets	2,390
Total assets	$1,471,739,872
Liabilities
Payables for
Fund shares reacquired	$1,252,203
Collateral for securities loaned, at value	1,675,000
Payable to affiliates
Investment adviser	139,047
Administrative services fee	2,137
Shareholder servicing costs	482
Distribution and/or service fees	31,352
Payable for independent Trustees' compensation	4,130
Accrued expenses and other liabilities	199,663
Total liabilities	$3,304,014
Net assets	$1,468,435,858
Net assets consist of
Paid-in capital	$825,709,815
Total distributable earnings (loss)	642,726,043
Net assets	$1,468,435,858
Shares of beneficial interest outstanding	41,899,682

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$313,462,303	8,789,730	$35.66
Service Class	1,154,973,555	33,109,952	34.88
See Notes to Financial Statements
5

MFS International Intrinsic Value Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$25,483,305
Dividends from affiliated issuers	579,359
Income on securities loaned	26,189
Interest	186
Other	174
Foreign taxes withheld	(2,385,902)
Total investment income	$23,703,311
Expenses
Management fee	$6,097,013
Distribution and/or service fees	1,375,645
Shareholder servicing costs	15,669
Administrative services fee	97,240
Independent Trustees' compensation	14,931
Custodian fee	85,614
Audit and tax fees	38,962
Legal fees	2,939
Miscellaneous	5,569
Total expenses	$7,733,582
Reduction of expenses by investment adviser	(117,852)
Net expenses	$7,615,730
Net investment income (loss)	$16,087,581
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$56,651,656
Affiliated issuers	(868)
Foreign currency	232,140
Net realized gain (loss)	$56,882,928
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$180,114,507
Affiliated issuers	(1,569)
Translation of assets and liabilities in foreign currencies	464,404
Net unrealized gain (loss)	$180,577,342
Net realized and unrealized gain (loss)	$237,460,270
Change in net assets from operations	$253,547,851
See Notes to Financial Statements
6

MFS International Intrinsic Value Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$16,087,581	$20,161,159
Net realized gain (loss)	56,882,928	84,610,884
Net unrealized gain (loss)	180,577,342	(10,396,774)
Change in net assets from operations	$253,547,851	$94,375,269
Total distributions to shareholders	$—	$(78,131,162)
Change in net assets from fund share transactions	$(133,369,076)	$(22,773,852)
Total change in net assets	$120,178,775	$(6,529,745)
Net assets
At beginning of period	1,348,257,083	1,354,786,828
At end of period	$1,468,435,858	$1,348,257,083
See Notes to Financial Statements
7

MFS International Intrinsic Value Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$29.79	$29.40	$27.24	$37.62	$35.05	$29.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.40	$0.51	$0.42	$0.21	$0.16	$0.18
Net realized and unrealized gain (loss)	5.47	1.71	4.20	(9.07)	3.51	5.87
Total from investment operations	$5.87	$2.22	$4.62	$(8.86)	$3.67	$6.05
Less distributions declared to shareholders
From net investment income	$—	$(0.43)	$(0.22)	$(0.23)	$(0.12)	$(0.31)
From net realized gain	—	(1.40)	(2.24)	(1.29)	(0.98)	(0.63)
Total distributions declared to shareholders	$—	$(1.83)	$(2.46)	$(1.52)	$(1.10)	$(0.94)
Net asset value, end of period (x)	$35.66	$29.79	$29.40	$27.24	$37.62	$35.05
Total return (%) (k)(r)(s)(x)	19.70 (n)	7.25	17.66	(23.56)	10.55	20.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.91 (a)	0.92	0.91	0.92	0.90	0.92
Expenses after expense reductions	0.89 (a)	0.89	0.90	0.90	0.89	0.90
Net investment income (loss)	2.50(l) (a)	1.63	1.45	0.71	0.45	0.59
Portfolio turnover rate	8 (n)	15	20	30	13	10
Net assets at end of period (000 omitted)	$313,462	$290,217	$277,965	$253,911	$344,052	$328,247

See Notes to Financial Statements
8

MFS International Intrinsic Value Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$29.17	$28.83	$26.75	$36.96	$34.47	$29.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.36	$0.43	$0.34	$0.13	$0.07	$0.10
Net realized and unrealized gain (loss)	5.35	1.67	4.12	(8.90)	3.45	5.77
Total from investment operations	$5.71	$2.10	$4.46	$(8.77)	$3.52	$5.87
Less distributions declared to shareholders
From net investment income	$—	$(0.36)	$(0.14)	$(0.15)	$(0.05)	$(0.24)
From net realized gain	—	(1.40)	(2.24)	(1.29)	(0.98)	(0.63)
Total distributions declared to shareholders	$—	$(1.76)	$(2.38)	$(1.44)	$(1.03)	$(0.87)
Net asset value, end of period (x)	$34.88	$29.17	$28.83	$26.75	$36.96	$34.47
Total return (%) (k)(r)(s)(x)	19.57 (n)	6.97	17.37	(23.75)	10.28	20.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.16 (a)	1.17	1.16	1.17	1.15	1.17
Expenses after expense reductions	1.14 (a)	1.14	1.15	1.15	1.14	1.15
Net investment income (loss)	2.24(l) (a)	1.40	1.21	0.46	0.19	0.34
Portfolio turnover rate	8 (n)	15	20	30	13	10
Net assets at end of period (000 omitted)	$1,154,974	$1,058,041	$1,076,821	$1,006,259	$1,318,997	$1,177,140

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)
Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
9

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS International Intrinsic Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and
10

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited) - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,431,962,957	$—	$—	$1,431,962,957
Investment Companies	28,035,846	—	—	28,035,846
Total	$1,459,998,803	$—	$—	$1,459,998,803
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $1,592,885.  The fair value of the fund's investment securities on loan and a related liability of $1,675,000 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated
11

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited) - continued
between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$17,869,368
Long-term capital gains	60,261,794
Total distributions	$78,131,162
The federal tax cost and the tax basis components of distributable earnings were as follows:
12

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/25
Cost of investments	$992,905,565
Gross appreciation	509,567,044
Gross depreciation	(42,473,806)
Net unrealized appreciation (depreciation)	$467,093,238
As of 12/31/24
Undistributed ordinary income	24,580,058
Undistributed long-term capital gain	77,809,690
Other temporary differences	(191,856)
Net unrealized appreciation (depreciation)	286,980,300
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$16,703,644
Service Class	—	61,427,518
Total	$—	$78,131,162
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $97,354, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.86% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.89% of average daily net assets for the Initial Class shares and 1.14% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, this reduction amounted to $20,498, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and
13

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited) - continued
variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $14,359, which equated to 0.0020% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $1,310.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0139% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $3,331,873. The sales transactions resulted in net realized gains (losses) of $2,175,775.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $115,935,284 and $235,340,829, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	918,844	$29,665,815	1,832,695	$56,488,740
Service Class	2,048,804	65,092,690	3,420,863	103,535,681
	2,967,648	$94,758,505	5,253,558	$160,024,421
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	523,783	$16,394,418
Service Class	—	—	2,002,201	61,427,518
	—	$—	2,525,984	$77,821,936
Shares reacquired
Initial Class	(1,872,293)	$(61,315,193)	(2,067,278)	$(63,785,141)
Service Class	(5,208,304)	(166,812,388)	(6,500,365)	(196,835,068)
	(7,080,597)	$(228,127,581)	(8,567,643)	$(260,620,209)
14

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Net change
Initial Class	(953,449)	$(31,649,378)	289,200	$9,098,017
Service Class	(3,159,500)	(101,719,698)	(1,077,301)	(31,871,869)
	(4,112,949)	$(133,369,076)	(788,101)	$(22,773,852)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Growth Allocation Portfolio were the owners of record of approximately 2% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Portfolio was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective at the close of business on October 16, 2017, the fund was closed to new investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $3,111 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$29,425,344	$148,055,968	$151,118,029	$(868)	$(1,569)	$26,360,846

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$579,359	$—
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Intrinsic Value Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Intrinsic Value Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Intrinsic Value Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
16

MFS International Growth Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Growth Portfolio
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.2%
Aerospace & Defense – 2.1%
Rolls-Royce Holdings PLC	465,831	$6,187,055
Singapore Technologies Engineering Ltd.	120,500	738,258
		$6,925,313
Alcoholic Beverages – 4.1%
Diageo PLC	132,349	$3,320,906
Heineken N.V.	85,608	7,464,324
Pernod Ricard S.A.	23,100	2,302,022
		$13,087,252
Apparel Manufacturers – 2.3%
Burberry Group PLC (a)	64,123	$1,040,378
Kering S.A.	4,584	996,573
LVMH Moet Hennessy Louis Vuitton SE	10,506	5,502,169
		$7,539,120
Brokerage & Asset Managers – 4.0%
B3 S.A. - Brasil Bolsa Balcao	1,058,500	$2,840,538
Banco BTG Pactual S.A.	116,911	909,148
Deutsche Boerse AG	15,617	5,093,868
London Stock Exchange Group PLC	16,368	2,389,422
XP, Inc.	76,475	1,544,795
		$12,777,771
Business Services – 3.8%
Compass Group PLC	89,582	$3,033,539
Experian PLC	86,197	4,439,302
Nomura Research Institute Ltd.	95,000	3,815,041
Sodexo	14,542	894,174
		$12,182,056
Chemicals – 0.5%
UPL Ltd.	209,873	$1,618,220
Computer Software – 7.9%
Dassault Systemes SE	79,787	$2,888,164
Kingsoft Corp.	217,800	1,134,787
OBIC Co. Ltd.	88,500	3,448,307
Oracle Corp. Japan	20,800	2,482,192
SAP SE	41,206	12,530,248
Totvs S.A.	220,800	1,715,405
Wisetech Global Ltd.	19,776	1,419,089
		$25,618,192
Computer Software - Systems – 7.7%
Amadeus IT Group S.A.	86,440	$7,278,240
Cap Gemini S.A.	30,874	5,275,185
Hitachi Ltd.	422,600	12,340,079
		$24,893,504
FCIFS-SEM
1

MFS International Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.2%
James Hardie Industries PLC, GDR (a)	98,810	$2,711,827
Kingspan Group PLC	12,081	1,027,465
		$3,739,292
Consumer Products – 2.7%
AmorePacific Corp.	17,777	$1,800,619
Haleon PLC	409,329	2,103,624
KOSE Corp.	500	19,662
Reckitt Benckiser Group PLC	70,145	4,770,898
		$8,694,803
Electrical Equipment – 3.6%
Schneider Electric SE	43,597	$11,595,985
Electronics – 6.1%
ASML Holding N.V.	3,830	$3,057,027
Taiwan Semiconductor Manufacturing Co. Ltd.	462,000	16,764,343
		$19,821,370
Energy - Independent – 0.8%
Reliance Industries Ltd.	151,599	$2,652,629
Food & Beverages – 3.1%
Nestle S.A.	100,825	$10,017,058
Food & Drug Stores – 0.5%
Sugi Holdings Co. Ltd.	66,500	$1,521,596
Gaming & Lodging – 2.8%
Aristocrat Leisure Ltd.	62,386	$2,675,838
Flutter Entertainment PLC (a)	16,249	4,643,314
Lottery Corp. Ltd.	157,587	552,806
Sands China Ltd.	620,400	1,291,389
		$9,163,347
Insurance – 2.4%
AIA Group Ltd.	879,000	$7,883,057
Interactive Media Services – 1.4%
LY Corp.	504,200	$1,857,072
NAVER Corp.	13,982	2,719,528
		$4,576,600
Internet – 0.5%
Mercadolibre, Inc. (a)	676	$1,766,814
Leisure & Toys – 1.3%
Tencent Holdings Ltd.	64,100	$4,107,326
Machinery & Tools – 6.3%
Assa Abloy AB	173,809	$5,423,207
Delta Electronics, Inc.	254,000	3,591,059
GEA Group AG	67,294	4,708,579
2

MFS International Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
RB Global, Inc.	61,077	$6,488,716
		$20,211,561
Major Banks – 1.3%
DBS Group Holdings Ltd.	117,590	$4,153,336
Medical Equipment – 4.7%
EssilorLuxottica	26,923	$7,386,183
Qiagen N.V. (a)	67,224	3,237,542
Sonova Holding AG	7,122	2,121,924
Terumo Corp.	134,900	2,482,449
		$15,228,098
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	324,800	$829,590
Oil Services – 0.4%
Tenaris S.A.	75,106	$1,413,327
Other Banks & Diversified Financials – 5.6%
Credicorp Ltd.	15,306	$3,421,197
Element Fleet Management Corp.	147,606	3,697,331
Grupo Financiero Banorte S.A. de C.V.	279,275	2,552,759
HDFC Bank Ltd.	250,531	5,846,989
Kasikornbank Co. Ltd.	234,100	1,094,573
Kotak Mahindra Bank Ltd.	56,322	1,420,857
		$18,033,706
Pharmaceuticals – 6.6%
AstraZeneca PLC	33,060	$4,592,435
Daiichi Sankyo Co. Ltd.	76,200	1,780,584
Merck KGaA	14,036	1,818,709
Novo Nordisk A.S., “B”	41,322	2,867,993
Roche Holding AG	31,229	10,170,236
		$21,229,957
Precious Metals & Minerals – 3.7%
Agnico Eagle Mines Ltd.	44,514	$5,303,434
Franco-Nevada Corp.	32,810	5,386,695
Northern Star Resources Ltd. Co.	116,035	1,416,635
		$12,106,764
Restaurants – 0.5%
Yum China Holdings, Inc.	25,699	$1,149,003
Yum China Holdings, Inc.	11,100	496,887
		$1,645,890
Specialty Chemicals – 7.0%
Air Liquide S.A.	31,505	$6,499,679
Akzo Nobel N.V.	23,552	1,647,940
Linde PLC	16,234	7,616,668
Resonac Holdings Corp.	74,900	1,741,885
Sika AG	7,889	2,141,648
3

MFS International Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – continued
Symrise AG	28,397	$2,981,756
		$22,629,576
Specialty Stores – 2.0%
Alibaba Group Holding Ltd.	147,300	$2,060,337
Pan Pacific International Holdings Corp.	64,300	2,214,254
Zalando SE (a)	65,191	2,146,330
		$6,420,921
Total Common Stocks (Identified Cost, $206,071,577)		$314,084,031
Mutual Funds (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $7,930,025)	7,930,022	$7,930,815
Other Assets, Less Liabilities – 0.4%		1,174,074
Net Assets – 100.0%		$323,188,920

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,930,815 and
$314,084,031, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
GDR	Global Depositary Receipt
See Notes to Financial Statements
4

MFS International Growth Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $206,071,577)	$314,084,031
Investments in affiliated issuers, at value (identified cost, $7,930,025)	7,930,815
Foreign currency, at value (identified cost, $76)	79
Receivables for
Investments sold	43,134
Fund shares sold	747,415
Dividends	1,180,545
Other assets	684
Total assets	$323,986,703
Liabilities
Payables for
Fund shares reacquired	$120,151
Payable to affiliates
Investment adviser	2,024
Administrative services fee	566
Shareholder servicing costs	205
Distribution and/or service fees	5,019
Payable for independent Trustees' compensation	1,044
Deferred foreign capital gains tax expense payable	598,225
Accrued expenses and other liabilities	70,549
Total liabilities	$797,783
Net assets	$323,188,920
Net assets consist of
Paid-in capital	$191,054,707
Total distributable earnings (loss)	132,134,213
Net assets	$323,188,920
Shares of beneficial interest outstanding	17,922,245

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$138,324,850	7,590,067	$18.22
Service Class	184,864,070	10,332,178	17.89
See Notes to Financial Statements
5

MFS International Growth Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$4,265,594
Dividends from affiliated issuers	96,744
Income on securities loaned	53
Other	53
Foreign taxes withheld	(438,945)
Total investment income	$3,923,499
Expenses
Management fee	$1,332,467
Distribution and/or service fees	207,714
Shareholder servicing costs	6,905
Administrative services fee	24,818
Independent Trustees' compensation	3,878
Custodian fee	33,907
Shareholder communications	6,393
Audit and tax fees	42,200
Legal fees	678
Miscellaneous	15,826
Total expenses	$1,674,786
Reduction of expenses by investment adviser	(161,380)
Net expenses	$1,513,406
Net investment income (loss)	$2,410,093
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $67,096 foreign capital gains tax)	$4,626,516
Affiliated issuers	199
Foreign currency	(13,034)
Net realized gain (loss)	$4,613,681
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $247,377 increase in deferred foreign capital gains tax)	$35,763,303
Affiliated issuers	56
Translation of assets and liabilities in foreign currencies	90,002
Net unrealized gain (loss)	$35,853,361
Net realized and unrealized gain (loss)	$40,467,042
Change in net assets from operations	$42,877,135
See Notes to Financial Statements
6

MFS International Growth Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$2,410,093	$2,107,755
Net realized gain (loss)	4,613,681	17,972,595
Net unrealized gain (loss)	35,853,361	1,755,387
Change in net assets from operations	$42,877,135	$21,835,737
Total distributions to shareholders	$—	$(3,280,042)
Change in net assets from fund share transactions	$2,818,129	$19,201,299
Total change in net assets	$45,695,264	$37,756,994
Net assets
At beginning of period	277,493,656	239,736,662
At end of period	$323,188,920	$277,493,656
See Notes to Financial Statements
7

MFS International Growth Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$15.79	$14.67	$13.35	$16.78	$16.09	$14.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.15	$0.17	$0.13	$0.09	$0.10
Net realized and unrealized gain (loss)	2.28	1.18	1.76	(2.65)	1.39	2.12
Total from investment operations	$2.43	$1.33	$1.93	$(2.52)	$1.48	$2.22
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.16)	$(0.09)	$(0.09)	$(0.21)
From net realized gain	—	(0.05)	(0.45)	(0.82)	(0.70)	(0.18)
Total distributions declared to shareholders	$—	$(0.21)	$(0.61)	$(0.91)	$(0.79)	$(0.39)
Net asset value, end of period (x)	$18.22	$15.79	$14.67	$13.35	$16.78	$16.09
Total return (%) (k)(r)(s)(x)	15.39 (n)	9.00	14.72	(14.95)	9.27	15.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.99 (a)	0.99	1.01	1.01	1.01	1.04
Expenses after expense reductions	0.88 (a)	0.88	0.88	0.88	0.88	0.88
Net investment income (loss)	1.73(l) (a)	0.93	1.16	0.93	0.52	0.72
Portfolio turnover rate	11 (n)	19	17	11	14	26
Net assets at end of period (000 omitted)	$138,325	$129,657	$118,996	$103,798	$124,671	$120,291

See Notes to Financial Statements
8

MFS International Growth Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$15.52	$14.43	$13.15	$16.55	$15.90	$14.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.10	$0.12	$0.09	$0.04	$0.06
Net realized and unrealized gain (loss)	2.24	1.17	1.74	(2.61)	1.38	2.09
Total from investment operations	$2.37	$1.27	$1.86	$(2.52)	$1.42	$2.15
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.13)	$(0.06)	$(0.07)	$(0.18)
From net realized gain	—	(0.05)	(0.45)	(0.82)	(0.70)	(0.18)
Total distributions declared to shareholders	$—	$(0.18)	$(0.58)	$(0.88)	$(0.77)	$(0.36)
Net asset value, end of period (x)	$17.89	$15.52	$14.43	$13.15	$16.55	$15.90
Total return (%) (k)(r)(s)(x)	15.27 (n)	8.76	14.39	(15.18)	8.99	15.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.24 (a)	1.24	1.26	1.26	1.27	1.29
Expenses after expense reductions	1.13 (a)	1.13	1.13	1.13	1.13	1.13
Net investment income (loss)	1.55(l) (a)	0.67	0.87	0.65	0.22	0.44
Portfolio turnover rate	11 (n)	19	17	11	14	26
Net assets at end of period (000 omitted)	$184,864	$147,836	$120,740	$83,325	$87,545	$51,852

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)
Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
9

MFS International Growth Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS International Growth Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
10

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$314,084,031	$—	$—	$314,084,031
Investment Companies	7,930,815	—	—	7,930,815
Total	$322,014,846	$—	$—	$322,014,846
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is
11

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$3,076,742
Long-term capital gains	203,300
Total distributions	$3,280,042
The federal tax cost and the tax basis components of distributable earnings were as follows:
12

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/25
Cost of investments	$216,813,392
Gross appreciation	113,586,477
Gross depreciation	(8,385,023)
Net unrealized appreciation (depreciation)	$105,201,454
As of 12/31/24
Undistributed ordinary income	4,849,609
Undistributed long-term capital gain	15,608,092
Other temporary differences	(391,341)
Net unrealized appreciation (depreciation)	69,190,718
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$1,669,193
Service Class	—	1,610,849
Total	$—	$3,280,042
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $20,587, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, this reduction amounted to $140,793, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and
13

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $6,065, which equated to 0.0041% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $840.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0168% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $36,264,372 and $33,410,704, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	826,170	$13,849,837	2,197,012	$33,520,513
Service Class	2,023,501	33,595,389	2,877,677	44,264,905
	2,849,671	$47,445,226	5,074,689	$77,785,418
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	103,037	$1,669,193
Service Class	—	—	101,057	1,610,849
	—	$—	204,094	$3,280,042
Shares reacquired
Initial Class	(1,448,347)	$(24,406,025)	(2,200,202)	$(33,838,892)
Service Class	(1,217,242)	(20,221,072)	(1,818,153)	(28,025,269)
	(2,665,589)	$(44,627,097)	(4,018,355)	$(61,864,161)
Net change
Initial Class	(622,177)	$(10,556,188)	99,847	$1,350,814
Service Class	806,259	13,374,317	1,160,581	17,850,485
	184,082	$2,818,129	1,260,428	$19,201,299
14

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 9%, 5%, and 2%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $646 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,420,229	$40,910,642	$38,400,311	$199	$56	$7,930,815

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$96,744	$—
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Growth Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Growth Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Growth Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
16

MFS Government Securities Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Government Securities Portfolio
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 91.3%
Asset-Backed & Securitized – 7.9%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.111%, 11/15/2054 (i)	$3,525,410	$137,283
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.929% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,293,000	1,290,527
ACREC 2023-FL2 LLC, “A”, FLR, 6.541% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	696,789	697,224
Alinea CLO Ltd., 2018-1A, “AR”, FLR, 5.169% (SOFR - 3mo. + 0.9%), 7/20/2031 (n)	477,897	477,641
American Credit Acceptance Receivables Trust, 2024-2, “A”, 5.9%, 2/12/2027 (n)	68,707	68,744
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 4.901% (SOFR - 1mo. + 0.6%), 2/18/2028	367,029	367,209
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 5.826% ((SOFR - 1mo. + 0.11448%) + 1.4%), 8/15/2034 (n)	1,107,000	1,104,825
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.951% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	1,405,000	1,403,834
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	139,141	140,254
ARI Fleet Lease Trust, 2025-A, “A2”, 4.38%, 1/17/2034 (n)	265,000	264,421
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.33%, 7/15/2054 (i)	3,368,754	178,974
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.7%, 2/15/2054 (i)	2,316,349	156,716
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.641%, 12/15/2055 (i)	3,476,530	118,241
BDS 2024-FL13 Ltd., “A”, FLR, 5.893% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	220,000	220,542
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.362%, 2/15/2054 (i)	7,523,095	376,719
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.251%, 3/15/2054 (i)	4,470,653	189,483
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.993%, 6/15/2054 (i)	6,459,327	224,085
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.349%, 7/15/2054 (i)	5,630,120	296,506
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.367%, 8/15/2054 (i)	6,655,992	357,082
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.127%, 9/15/2054 (i)	7,469,979	288,677
Bridgecrest Lending Auto Securitization Trust, 2025-1, “A2”, 4.71%, 9/15/2027	447,951	447,880
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	173,080	176,801
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.728% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	1,344,000	1,309,777
Chase Auto Owner Trust, 2024-5A, “A2”, 4.4%, 11/26/2027 (n)	121,623	121,544
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 5.403% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	307,762	309,100
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.945%, 12/15/2072 (i)(n)	4,012,426	127,413
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.386%, 2/15/2054 (i)	5,684,293	317,064
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.87%, 4/15/2054 (i)	3,278,378	102,587
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “A2”, 5.867%, 12/10/2041 (n)	187,919	191,109
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)	168,000	168,482
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	213,086	216,634
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	75,729	76,307
GLS Auto Select Receivables Trust, 2024-2A, “A-2”, 5.77%, 6/15/2027 (n)	152,139	152,343
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	13,778	13,788
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.176% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	1,110,500	1,110,108
MF1 2021-FL5 Ltd., “AS”, FLR, 5.628% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	631,430	629,917
MF1 2021-FL5 Ltd., “B”, FLR, 5.878% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	836,500	826,309
MF1 2021-FL7 Ltd., “A”, FLR, 5.509% ((SOFR - 1mo. + 0.11448%) + 1.08%), 10/16/2036 (n)	517,818	517,314
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.967%, 12/15/2051 (i)	5,425,885	126,761
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.4%, 5/15/2054 (i)	2,845,972	140,594
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.287%, 6/15/2054 (i)	3,374,246	146,535
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.192%, 10/15/2054 (i)	13,204,143	571,772
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	206,758	208,269
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.044%, 7/25/2069 (n)	245,418	244,148
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A-1”, 5.53%, 5/25/2070 (n)	387,525	389,153
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “A”, 6.18%, 8/25/2028 (n)	204,000	204,254
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “B”, 6.48%, 8/25/2028 (n)	188,000	188,247
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	71,444	71,817
OBX Trust, 2025-NQM8, “A1”, 5.472%, 3/25/2065 (n)	345,886	347,063
Palmer Square Loan Funding 2025-2A Ltd., “A2”, FLR, 0% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)(w)	1,125,000	1,125,000
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	177,000	179,295
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	393,976	395,113
GSSFS-SEM
1

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 5.633% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (n)	$160,872	$160,816
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 5.933% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (n)	206,000	205,911
SBNA Auto Lease Trust, 2025-A, “A2”, 4.68%, 4/20/2027 (n)	365,000	365,150
SBNA Auto Receivables Trust, 2025-SF1, “B”, 5.12%, 3/17/2031 (n)	174,000	174,019
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	156,553	156,844
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)	313,094	316,468
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.101%, 1/15/2052 (i)(n)	3,119,414	79,386
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.617%, 8/15/2054 (i)	1,283,120	83,931
		$21,054,010
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029	$563,000	$531,543
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$147,000	$145,791
Mortgage-Backed – 58.6%
Fannie Mae, 3.004%, 7/25/2027	$1,444,564	$1,413,179
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	1,817,376	1,712,662
Fannie Mae, 6.5%, 9/01/2031 - 10/01/2037	177,886	186,025
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	538,334	493,859
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	160,425	11,830
Fannie Mae, 3%, 2/25/2033 (i)	204,366	14,719
Fannie Mae, 5.5%, 10/01/2033 - 3/01/2038	2,000,964	2,064,872
Fannie Mae, 5%, 11/01/2033 - 3/01/2041	1,490,134	1,507,005
Fannie Mae, 4.5%, 3/01/2034 - 11/25/2042	1,501,003	1,494,058
Fannie Mae, 6%, 8/01/2034 - 7/01/2037	231,581	241,277
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	2,623,816	2,458,703
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	5,456,273	5,255,574
Fannie Mae, 4.769%, 3/25/2041	44,747	44,529
Fannie Mae, 4.919%, 7/25/2041 - 12/25/2049	771,620	756,325
Fannie Mae, 2.75%, 9/25/2042	169,768	163,922
Fannie Mae, 2%, 8/25/2044 - 4/25/2046	358,244	333,207
Fannie Mae, 4.719%, 12/25/2045	79,776	78,625
Fannie Mae, 1.58%, 9/25/2046 (i)	225,250	25,046
Fannie Mae, 4.869%, 11/25/2046	830,456	822,642
Fannie Mae, 4%, 9/25/2050 (i)	408,588	80,355
Fannie Mae, 5.105%, 10/25/2052	1,052,834	1,027,083
Fannie Mae, 5.755%, 11/25/2053 - 1/25/2055	1,784,818	1,795,248
Fannie Mae, 5.205%, 12/25/2053	799,978	798,940
Fannie Mae, 5.455%, 6/25/2054 - 2/25/2055	2,897,617	2,896,471
Fannie Mae, 7.305%, 7/25/2054	460,030	461,340
Fannie Mae, 5.155%, 1/25/2055	585,035	583,757
Fannie Mae, 6.745%, 3/25/2055	646,634	641,659
Fannie Mae, UMBS, 2%, 12/01/2036 - 3/01/2052	9,274,813	7,643,018
Fannie Mae, UMBS, 2.5%, 7/01/2037 - 5/01/2053	16,517,479	13,935,789
Fannie Mae, UMBS, 5%, 6/01/2038 - 10/01/2053	1,476,711	1,456,310
Fannie Mae, UMBS, 1.5%, 2/01/2042	56,586	46,526
Fannie Mae, UMBS, 3%, 5/01/2051 - 7/01/2052	3,274,581	2,857,314
Fannie Mae, UMBS, 4%, 8/01/2051	410,870	388,657
Fannie Mae, UMBS, 4.5%, 8/01/2052 - 9/01/2052	512,574	492,312
Fannie Mae, UMBS, 6%, 6/01/2053 - 10/01/2054	4,701,178	4,783,684
Fannie Mae, UMBS, 6.5%, 8/01/2053 - 7/01/2054	662,748	684,827
Fannie Mae, UMBS, 5.5%, 9/01/2054	1,128,459	1,128,671
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	590,311	567,833
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	588,535	586,841
2

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 2.745%, 1/25/2026	$459,065	$454,151
Freddie Mac, 2.57%, 7/25/2026	4,086,680	4,017,677
Freddie Mac, 3.12%, 9/25/2026	1,733,760	1,709,631
Freddie Mac, 2.525%, 10/25/2026	291,560	285,500
Freddie Mac, 2.797%, 12/25/2026	145,150	143,567
Freddie Mac, 3.413%, 12/25/2026	2,300,000	2,272,135
Freddie Mac, 1.487%, 3/25/2027 (i)	1,030,000	21,742
Freddie Mac, 3.243%, 4/25/2027	1,379,961	1,358,173
Freddie Mac, 3.117%, 6/25/2027	2,875,686	2,824,780
Freddie Mac, 0.696%, 7/25/2027 (i)	28,086,279	268,182
Freddie Mac, 0.539%, 8/25/2027 (i)	22,895,034	175,136
Freddie Mac, 3.286%, 11/25/2027	958,543	941,671
Freddie Mac, 0.487%, 12/25/2027 (i)	184,315	1,449
Freddie Mac, 1.603%, 12/25/2027	1,198,178	1,130,814
Freddie Mac, 0.43%, 1/25/2028 (i)	38,738,504	275,609
Freddie Mac, 0.431%, 1/25/2028 - 5/25/2033 (i)	18,723,999	170,015
Freddie Mac, 0.265%, 2/25/2028 (i)	46,669,731	169,238
Freddie Mac, 0.258%, 4/25/2028 (i)	30,724,238	115,830
Freddie Mac, 3.9%, 4/25/2028	255,290	254,168
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	4,166,458	3,781,672
Freddie Mac, 0.63%, 5/25/2029 (i)	6,167,570	102,059
Freddie Mac, 1.005%, 7/25/2029 (i)	4,437,394	137,812
Freddie Mac, 1.214%, 7/25/2029 (i)	4,317,541	160,426
Freddie Mac, 1.261%, 8/25/2029 - 9/25/2030 (i)	8,673,916	360,751
Freddie Mac, 0.734%, 1/25/2030 (i)	2,608,358	62,663
Freddie Mac, 1.438%, 1/25/2030 (i)	3,622,917	184,042
Freddie Mac, 1.913%, 4/25/2030 (i)	1,602,831	119,781
Freddie Mac, 1.954%, 4/25/2030 (i)	4,034,514	308,261
Freddie Mac, 1.769%, 5/25/2030 (i)	2,174,913	156,025
Freddie Mac, 1.907%, 5/25/2030 (i)	4,905,689	376,947
Freddie Mac, 1.207%, 6/25/2030 (i)	2,729,044	125,569
Freddie Mac, 1.435%, 6/25/2030 (i)	1,983,331	115,843
Freddie Mac, 1.701%, 8/25/2030 (i)	1,814,781	129,753
Freddie Mac, 1.17%, 11/25/2030 (i)	2,249,951	113,954
Freddie Mac, 0.413%, 1/25/2031 (i)	8,666,231	120,854
Freddie Mac, 0.871%, 1/25/2031 (i)	3,359,280	128,111
Freddie Mac, 1.026%, 1/25/2031 (i)	2,545,825	114,847
Freddie Mac, 0.546%, 2/25/2031 (i)	2,806,836	60,968
Freddie Mac, 0.607%, 3/25/2031 (i)	6,882,666	162,569
Freddie Mac, 0.828%, 3/25/2031 (i)	2,967,667	110,385
Freddie Mac, 1.323%, 5/25/2031 (i)	1,210,235	73,642
Freddie Mac, 1.039%, 7/25/2031 (i)	1,944,368	96,761
Freddie Mac, 1.32%, 7/25/2031 (i)	3,452,631	218,603
Freddie Mac, 0.606%, 8/25/2031 (i)	2,458,691	63,602
Freddie Mac, 0.632%, 9/25/2031 (i)	8,016,720	234,978
Freddie Mac, 0.955%, 9/25/2031 (i)	7,432,958	332,526
Freddie Mac, 0.441%, 11/25/2031 (i)	11,978,818	238,350
Freddie Mac, 0.596%, 12/25/2031 (i)	11,887,771	325,389
Freddie Mac, 0.664%, 12/25/2031 (i)	1,981,491	60,159
Freddie Mac, 0.434%, 6/25/2032 (i)	15,889,873	330,085
Freddie Mac, 6.5%, 8/01/2032 - 5/01/2037	107,813	112,390
Freddie Mac, 4.768%, 10/15/2032	28,482	28,464
Freddie Mac, 0.301%, 11/25/2032 (i)	10,140,098	133,882
Freddie Mac, 3.5%, 8/15/2033 - 10/25/2058	7,060,436	6,659,589
Freddie Mac, 0.299%, 8/25/2033 (i)	10,770,884	138,229
Freddie Mac, 0.176%, 10/25/2033 (i)	10,455,272	177,878
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	833,689	849,449
3

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	$872,627	$904,285
Freddie Mac, 1.091%, 9/25/2034 (i)	1,372,219	95,874
Freddie Mac, 0.22%, 1/25/2035 (i)	16,586,619	157,258
Freddie Mac, 0.427%, 1/25/2035 (i)	6,578,625	157,075
Freddie Mac, 4.618%, 4/15/2035	18,481	18,324
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2041	542,722	559,248
Freddie Mac, 5.5%, 2/15/2036 (i)	57,837	9,234
Freddie Mac, 5.118%, 5/15/2039	25,033	25,017
Freddie Mac, 4.5%, 12/15/2040 (i)	9,296	864
Freddie Mac, 1.75%, 8/15/2041	141,168	133,641
Freddie Mac, 4.818%, 8/15/2046	39,573	39,125
Freddie Mac, 2.5%, 3/25/2051 (i)	717,395	117,682
Freddie Mac, 5.125%, 9/25/2052	685,893	674,907
Freddie Mac, 5.755%, 10/25/2053	70,934	71,306
Freddie Mac, 6.535%, 12/25/2053	481,961	479,822
Freddie Mac, 5.205%, 10/25/2054	1,308,169	1,307,632
Freddie Mac, 5.605%, 12/25/2054	606,491	604,980
Freddie Mac, 6.755%, 1/25/2055	336,018	334,465
Freddie Mac, 5.255%, 2/25/2055	1,059,151	1,058,692
Freddie Mac, 5.705%, 2/25/2055 - 6/25/2055	1,704,420	1,714,853
Freddie Mac, 5.905%, 2/25/2055	606,832	614,868
Freddie Mac, 3.25%, 11/25/2061	665,164	607,658
Freddie Mac, UMBS, 6.5%, 8/01/2032 - 11/01/2054	366,886	379,751
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	7,636,663	6,118,275
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	260,139	237,926
Freddie Mac, UMBS, 3%, 7/01/2050 - 9/01/2053	3,155,341	2,734,621
Freddie Mac, UMBS, 1.5%, 5/01/2051 - 10/01/2051	474,574	357,565
Freddie Mac, UMBS, 2.5%, 7/01/2051 - 9/01/2052	2,331,673	1,947,148
Freddie Mac, UMBS, 4%, 5/01/2052	616,076	577,668
Freddie Mac, UMBS, 5%, 3/01/2053 - 8/01/2053	101,162	99,487
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 5/01/2053	310,572	313,480
Freddie Mac, UMBS, 6%, 3/01/2054	215,335	218,881
Ginnie Mae, 3.5%, 8/20/2029 - 1/20/2043 (i)	896,886	101,603
Ginnie Mae, 5.5%, 7/15/2033 - 4/20/2055	3,191,846	3,218,759
Ginnie Mae, 5.658%, 8/20/2034	135,298	138,213
Ginnie Mae, 4%, 5/16/2039 - 7/20/2041	465,082	449,835
Ginnie Mae, 4.5%, 8/15/2039 - 9/20/2052	3,018,292	2,945,869
Ginnie Mae, 4%, 12/20/2039 - 8/16/2042 (i)	194,849	28,376
Ginnie Mae, 0.967%, 5/20/2041 (i)	384,685	33,157
Ginnie Mae, 4.532%, 9/20/2041	1,038,346	1,011,708
Ginnie Mae, 3.5%, 12/15/2041 - 6/20/2043	1,685,348	1,574,826
Ginnie Mae, 2.5%, 6/20/2042 - 11/20/2051	3,864,668	3,286,656
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	3,973,943	3,540,295
Ginnie Mae, 4.732%, 10/20/2045	1,001,601	971,371
Ginnie Mae, 4.882%, 7/20/2046	392,038	383,083
Ginnie Mae, 1.717%, 4/20/2047 (i)	66,585	8,307
Ginnie Mae, 4.682%, 10/20/2047	76,219	73,663
Ginnie Mae, 4.832%, 12/20/2048	862,268	839,160
Ginnie Mae, 2.5%, 2/20/2051 (i)	374,099	45,611
Ginnie Mae, 2%, 3/20/2052	161,197	131,296
Ginnie Mae, 5%, 1/20/2053 - 4/20/2053	1,184,717	1,169,762
Ginnie Mae, 6%, 2/20/2054 - 11/20/2055	1,269,206	1,302,538
Ginnie Mae, 5.351%, 10/20/2054	600,461	596,973
Ginnie Mae, 5.118%, 6/20/2055	650,000	654,250
Ginnie Mae, 5.135%, 6/20/2055	525,000	521,773
Ginnie Mae, 5.451%, 3/20/2064	173,223	174,039
Ginnie Mae, 5.126%, 7/20/2064	142,034	142,155
4

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 2.266%, 3/20/2066 (i)	$389,054	$9,401
Ginnie Mae, 5.196%, 10/20/2066	177,607	177,897
Ginnie Mae, 5.216%, 10/20/2066	494,177	495,093
Ginnie Mae, 5.249%, 1/20/2067	442,296	445,922
Ginnie Mae, 5.127%, 2/20/2067	286,412	288,609
Ginnie Mae, 5.173%, 3/20/2067	636,668	642,153
Ginnie Mae, 6.417%, 7/20/2067	774,157	782,464
Ginnie Mae, 4.896%, 11/20/2067	243,976	244,306
Ginnie Mae, 4.991%, 4/20/2068	1,200,539	1,208,993
Ginnie Mae, 5.425%, 5/20/2068	871,091	875,981
Ginnie Mae, 4.946%, 11/20/2068 - 3/20/2070	990,466	990,896
Ginnie Mae, 4.976%, 7/20/2070	916,837	909,397
Ginnie Mae, 4.701%, 12/20/2071	408,220	405,864
Ginnie Mae, 4.951%, 8/20/2074 - 1/20/2075	1,807,935	1,807,127
Ginnie Mae, 4.301%, 11/20/2074	605,445	600,444
Ginnie Mae, 4.901%, 2/20/2075	946,010	941,924
Ginnie Mae, TBA, 6.5%, 7/01/2055	350,000	359,285
Ginnie Mae, TBA, 6%, 8/01/2055	1,425,000	1,444,201
UMBS, TBA, 2%, 7/01/2055 - 8/01/2055	1,200,000	949,947
		$155,126,224
U.S. Government Agencies and Equivalents – 0.4%
Small Business Administration, 2.21%, 2/01/2033	$213,296	$200,185
Small Business Administration, 2.22%, 3/01/2033	322,088	301,402
Small Business Administration, 3.15%, 7/01/2033	308,025	296,079
Small Business Administration, 3.16%, 8/01/2033	194,429	187,059
Small Business Administration, 3.62%, 9/01/2033	104,954	102,122
		$1,086,847
U.S. Treasury Obligations – 24.2%
U.S. Treasury Bonds, 6%, 2/15/2026	$2,699,000	$2,727,044
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	343,714
U.S. Treasury Bonds, 4.5%, 8/15/2039	512,500	510,578
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	6,575,536
U.S. Treasury Bonds, 2.875%, 5/15/2043 (f)	13,519,500	10,420,049
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	14,059,000	9,897,316
U.S. Treasury Bonds, 4.625%, 5/15/2054	526,000	510,878
U.S. Treasury Bonds, 4.625%, 2/15/2055	2,502,000	2,435,541
U.S. Treasury Notes, 3.75%, 8/15/2027	2,464,000	2,465,155
U.S. Treasury Notes, 3.625%, 3/31/2028	9,593,000	9,576,512
U.S. Treasury Notes, 1.5%, 2/15/2030	3,800,000	3,438,703
U.S. Treasury Notes, 4.125%, 8/31/2030	5,164,000	5,238,636
U.S. Treasury Notes, 4.625%, 4/30/2031	2,444,000	2,537,559
U.S. Treasury Notes, 1.625%, 5/15/2031	6,239,000	5,502,506
U.S. Treasury Notes, 1.375%, 11/15/2031	2,119,500	1,813,414
		$63,993,141
Total Bonds (Identified Cost, $256,901,071)		$241,937,556
Mutual Funds (h) – 9.2%
Money Market Funds – 9.2%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $24,172,184)	24,172,189	$24,174,606
Other Assets, Less Liabilities – (0.5)%		(1,193,508)
Net Assets – 100.0%		$264,918,654
5

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $24,174,606 and
$241,937,556, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $16,425,911, representing 6.2% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CPI-U	Consumer Price Index - Urban Consumers
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 6/30/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	53	$5,942,625	September – 2025	$75,440
U.S. Treasury Note 2 yr	Long	USD	189	39,316,430	September – 2025	158,935
U.S. Treasury Note 5 yr	Long	USD	562	61,258,000	September – 2025	530,880
U.S. Treasury Ultra Bond 30 yr	Long	USD	18	2,144,250	September – 2025	54,773
U.S. Treasury Ultra Note 10 yr	Long	USD	51	5,827,547	September – 2025	104,602
						$924,630

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
5/08/27	USD	7,816,000	centrally cleared	Daily SOFR / Annually	3.5595% / Annually	$3,871	$—	$3,871
Liability Derivatives
Interest Rate Swaps
5/24/26	USD	10,200,000	centrally cleared	Daily SOFR / Annually	4.7585% / Annually	$(78,640)	$—	$(78,640)
12/26/26	USD	6,600,000	centrally cleared	Daily SOFR / Annually	4.1635% / Annually	(43,761)	—	(43,761)
12/26/29	USD	6,350,000	centrally cleared	Daily SOFR / Annually	4.085% / Annually	(169,931)	—	(169,931)
						$(292,332)	$—	$(292,332)
6

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives - continued
Inflation Swaps
5/14/30	USD	8,500,000	centrally cleared	USA-CPI-U / At Maturity	2.539% / At Maturity	$(20,764)	$—	$(20,764)
						$(313,096)	$—	$(313,096)
At June 30, 2025, the fund had liquid securities with an aggregate value of $2,058,756 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
7

MFS Government Securities Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $256,901,071)	$241,937,556
Investments in affiliated issuers, at value (identified cost, $24,172,184)	24,174,606
Cash	21,323
Receivables for
Net daily variation margin on open futures contracts	150,473
Investments sold	1,444,955
TBA sale commitments	3,372,231
Fund shares sold	31,732
Interest	1,391,993
Receivable from investment adviser	1,011
Other assets	729
Total assets	$272,526,609
Liabilities
Payables for
Net daily variation margin on open cleared swap agreements	$10,282
When-issued investments purchased	1,125,000
TBA purchase commitments	6,111,808
Fund shares reacquired	282,860
Payable to affiliates
Administrative services fee	489
Shareholder servicing costs	81
Distribution and/or service fees	2,811
Payable for independent Trustees' compensation	1,275
Accrued expenses and other liabilities	73,349
Total liabilities	$7,607,955
Net assets	$264,918,654
Net assets consist of
Paid-in capital	$318,026,181
Total distributable earnings (loss)	(53,107,527)
Net assets	$264,918,654
Shares of beneficial interest outstanding	24,130,049

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$162,366,158	14,753,482	$11.01
Service Class	102,552,496	9,376,567	10.94
See Notes to Financial Statements
8

MFS Government Securities Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Interest	$5,429,369
Dividends from affiliated issuers	403,955
Other	49
Total investment income	$5,833,373
Expenses
Management fee	$737,765
Distribution and/or service fees	126,279
Shareholder servicing costs	2,804
Administrative services fee	23,046
Independent Trustees' compensation	3,895
Custodian fee	20,135
Shareholder communications	879
Audit and tax fees	41,089
Legal fees	1,022
Miscellaneous	26,094
Total expenses	$983,008
Reduction of expenses by investment adviser	(101,814)
Net expenses	$881,194
Net investment income (loss)	$4,952,179
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$10,358
Affiliated issuers	(2,458)
Futures contracts	483,192
Swap agreements	(89,288)
Net realized gain (loss)	$401,804
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$4,590,647
Affiliated issuers	(60)
Futures contracts	1,123,277
Swap agreements	(150,801)
Net unrealized gain (loss)	$5,563,063
Net realized and unrealized gain (loss)	$5,964,867
Change in net assets from operations	$10,917,046
See Notes to Financial Statements
9

MFS Government Securities Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$4,952,179	$10,501,720
Net realized gain (loss)	401,804	(1,536,464)
Net unrealized gain (loss)	5,563,063	(6,872,145)
Change in net assets from operations	$10,917,046	$2,093,111
Total distributions to shareholders	$—	$(10,094,071)
Change in net assets from fund share transactions	$(28,620,101)	$(16,427,953)
Total change in net assets	$(17,703,055)	$(24,428,913)
Net assets
At beginning of period	282,621,709	307,050,622
At end of period	$264,918,654	$282,621,709
See Notes to Financial Statements
10

MFS Government Securities Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.57	$10.87	$10.60	$12.34	$12.86	$12.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.40	$0.33	$0.13	$0.16	$0.27
Net realized and unrealized gain (loss)	0.24	(0.31)	0.10	(1.63)	(0.40)	0.52
Total from investment operations	$0.44	$0.09	$0.43	$(1.50)	$(0.24)	$0.79
Less distributions declared to shareholders
From net investment income	$—	$(0.39)	$(0.16)	$(0.24)	$(0.28)	$(0.38)
Net asset value, end of period (x)	$11.01	$10.57	$10.87	$10.60	$12.34	$12.86
Total return (%) (k)(r)(s)(x)	4.16 (n)	0.77	4.15	(12.26)	(1.89)	6.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.64 (a)	0.64	0.61	0.62	0.61	0.61
Expenses after expense reductions	0.56 (a)	0.58	0.58	0.58	0.58	0.58
Net investment income (loss)	3.78 (a)	3.69	3.10	1.19	1.29	2.11
Portfolio turnover rate	55 (n)	128	142	200	314	154
Net assets at end of period (000 omitted)	$162,366	$177,335	$196,873	$208,332	$276,951	$290,413
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	23 (n)	58	63	N/A	N/A	N/A

See Notes to Financial Statements
11

MFS Government Securities Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$10.52	$10.82	$10.55	$12.27	$12.79	$12.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.37	$0.30	$0.10	$0.13	$0.24
Net realized and unrealized gain (loss)	0.23	(0.30)	0.10	(1.62)	(0.40)	0.52
Total from investment operations	$0.42	$0.07	$0.40	$(1.52)	$(0.27)	$0.76
Less distributions declared to shareholders
From net investment income	$—	$(0.37)	$(0.13)	$(0.20)	$(0.25)	$(0.35)
Net asset value, end of period (x)	$10.94	$10.52	$10.82	$10.55	$12.27	$12.79
Total return (%) (k)(r)(s)(x)	3.99 (n)	0.53	3.86	(12.45)	(2.14)	6.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.89 (a)	0.89	0.86	0.87	0.86	0.86
Expenses after expense reductions	0.81 (a)	0.83	0.83	0.83	0.83	0.83
Net investment income (loss)	3.54 (a)	3.44	2.86	0.94	1.04	1.86
Portfolio turnover rate	55 (n)	128	142	200	314	154
Net assets at end of period (000 omitted)	$102,552	$105,287	$110,177	$112,873	$152,301	$160,196
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	23 (n)	58	63	N/A	N/A	N/A

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(e)
Portfolio turnover rate (excluding TBA transactions) is disclosed beginning with the period ending December 31, 2023. Refer to Note 2 for more information on TBA transactions and mortgage dollar rolls.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
12

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Government Securities Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or
13

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$65,079,988	$—	$65,079,988
U.S. Corporate Bonds	—	677,334	—	677,334
Residential Mortgage-Backed Securities	—	157,255,099	—	157,255,099
Commercial Mortgage-Backed Securities	—	9,881,882	—	9,881,882
Asset-Backed Securities (including CDOs)	—	9,043,253	—	9,043,253
Investment Companies	24,174,606	—	—	24,174,606
Total	$24,174,606	$241,937,556	$—	$266,112,162

Other Financial Instruments
Futures Contracts – Assets	$924,630	$—	$—	$924,630
Swap Agreements – Assets	—	3,871	—	3,871
Swap Agreements – Liabilities	—	(313,096)	—	(313,096)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2025 as reported in the Statement of Assets and Liabilities:
14

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$924,630	$—
Interest Rate	Cleared Swap Agreements	3,871	(313,096)
Total		$928,501	$(313,096)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$483,192	$(89,288)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$1,123,277	$(150,801)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
15

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into inflation swap agreements in order to manage its exposure to inflation risk.  Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
16

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. As such, these transactions may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates including and excluding TBA transactions are presented in the Financial Highlights. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign
17

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$10,094,071
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/25
Cost of investments	$283,119,741
Gross appreciation	1,025,912
Gross depreciation	(18,033,491)
Net unrealized appreciation (depreciation)	$(17,007,579)
As of 12/31/24
Undistributed ordinary income	11,344,313
Capital loss carryforwards	(53,107,835)
Net unrealized appreciation (depreciation)	(22,261,051)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(18,696,041)
Long-Term	(34,411,794)
Total	$(53,107,835)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$6,472,411
Service Class	—	3,621,660
Total	$—	$10,094,071
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
18

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
Up to $1 billion	0.55%
In excess of $1 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $18,649, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.54% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.56% of average daily net assets for the Initial Class shares and 0.81% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, this reduction amounted to $83,165, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $2,481, which equated to 0.0018% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $323.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0172% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short-term obligations were as follows:
	Purchases	Sales
U.S. Government securities	$137,730,265	$154,720,429
Non-U.S. Government securities	4,992,794	7,797,291
19

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	173,413	$1,875,792	1,038,945	$11,139,305
Service Class	447,318	4,824,071	1,248,254	13,323,814
	620,731	$6,699,863	2,287,199	$24,463,119
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	598,743	$6,472,411
Service Class	—	—	336,585	3,621,660
	—	$—	935,328	$10,094,071
Shares reacquired
Initial Class	(2,195,690)	$(23,723,819)	(2,977,469)	$(32,107,500)
Service Class	(1,080,002)	(11,596,145)	(1,761,464)	(18,877,643)
	(3,275,692)	$(35,319,964)	(4,738,933)	$(50,985,143)
Net change
Initial Class	(2,022,277)	$(21,848,027)	(1,339,781)	$(14,495,784)
Service Class	(632,684)	(6,772,074)	(176,625)	(1,932,169)
	(2,654,961)	$(28,620,101)	(1,516,406)	$(16,427,953)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of approximately 29% and 8%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $624 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$29,336,673	$89,725,783	$94,885,332	$(2,458)	$(60)	$24,174,606
20

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$403,955	$—
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Government Securities Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Government Securities Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Government Securities Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
22

MFS Global Tactical Allocation Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Tactical Allocation Portfolio
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 61.5%
Aerospace & Defense – 0.2%
Boeing Co., 6.388%, 5/01/2031		$88,000	$94,573
Boeing Co., 5.805%, 5/01/2050		337,000	323,183
Huntington Ingalls Industries, Inc., 4.2%, 5/01/2030		148,000	144,631
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		191,000	196,945
			$759,332
Asset-Backed & Securitized – 4.0%
AA Bond Co. Ltd., 6.85%, 7/31/2050	GBP	150,000	$213,381
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)		$611,579	613,034
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)		200,280	200,233
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)		530,092	527,275
Angel Oak Mortgage Trust, 2025-1, “A2”, 5.844%, 1/25/2070 (n)		264,273	265,456
AREIT 2022-CRE6 Trust, “B”, FLR, 6.151% (SOFR - 30 day + 1.85%), 1/20/2037 (n)		289,000	286,803
AREIT 2022-CRE6 Trust, “C”, FLR, 6.451% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		119,000	117,841
AREIT 2022-CRE6 Trust, “D”, FLR, 7.151% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		100,000	99,174
Bain Capital Credit CLO Ltd., 2021-7A, “BR”, FLR, 5.772% (SOFR - 3mo. + 1.5%), 1/22/2035 (n)		633,790	632,294
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.705%, 4/15/2053 (i)		954,433	46,315
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.33%, 7/15/2054 (i)		2,701,629	143,532
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.7%, 2/15/2054 (i)		6,468,898	437,662
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.251%, 3/15/2054 (i)		2,008,834	85,142
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.993%, 6/15/2054 (i)		5,565,112	193,063
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.349%, 7/15/2054 (i)		6,561,307	345,547
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.367%, 8/15/2054 (i)		5,188,768	278,368
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 6.153% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)		235,440	235,734
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.476% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)		177,500	176,450
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.726% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		161,000	159,519
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		228,596	233,510
BX Trust, 2024-PURE, “A”, FLR, 4.657% (CORRA + 1.9%), 11/15/2041 (n)	CAD	457,000	339,071
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		$197,245	195,135
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		118,762	119,351
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		209,778	210,604
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)		172,410	172,528
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.87%, 4/15/2054 (i)		1,227,711	38,418
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.067%, 6/15/2063 (i)		2,936,922	118,787
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.134%, 6/15/2064 (i)		2,900,148	129,299
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.915%, 4/15/2065		592,000	541,203
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)		334,396	337,002
ELM Trust, 2024-ELM, “C10”, 6.189%, 6/10/2039 (n)		100,000	100,380
Empire District Bondco LLC, 4.943%, 1/01/2033		313,621	315,796
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)		109,411	109,848
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)		66,000	66,189
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)		169,941	172,771
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)		100,000	101,830
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.552% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		269,500	267,782
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)		13,439	13,446
MF1 2021-FL5 Ltd., “C”, FLR, 6.128% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		200,000	199,456
MF1 2021-FL6 Ltd., “B”, FLR, 6.079% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		600,000	598,477
MF1 2022-FL8 Ltd., “A”, FLR, 5.667% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)		182,045	182,044
MF1 2022-FL8 Ltd., “B”, FLR, 6.267% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		281,312	276,205
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.4%, 5/15/2054 (i)		2,236,059	110,463
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.287%, 6/15/2054 (i)		4,645,022	201,721
WTSFS-SEM

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
New Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.53%, 5/25/2065 (n)		$175,860	$175,663
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		259,686	260,586
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		442,469	444,478
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		96,673	97,431
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.229% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		534,500	528,046
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.869% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)		780,000	775,772
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 5.828% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		350,000	348,909
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		225,986	226,419
Volvo Financial Equipment LLC, 2024-1A, “A2”, 4.56%, 5/17/2027 (n)		210,481	210,529
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.617%, 8/15/2054 (i)		4,809,988	314,629
			$13,590,601
Automotive – 0.5%
Benteler International AG, 7.25%, 6/15/2031	EUR	200,000	$243,247
Clarios Global LP/Clarios U.S. Finance Co., 4.75%, 6/15/2031		100,000	118,247
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026		$228,000	231,117
Hyundai Capital America, 5.25%, 1/08/2027 (n)		154,000	155,432
Hyundai Capital America, 6.375%, 4/08/2030 (n)		157,000	166,775
Stellantis N.V., 4.625%, 6/06/2035	EUR	290,000	338,622
Volkswagen Bank GmbH, 3.5%, 6/19/2031		200,000	234,912
Volkswagen International Finance N.V., 5.994%, 5/15/2174		200,000	237,835
			$1,726,187
Broadcasting – 0.2%
Arqiva Broadcast Finance PLC, 8.625%, 7/01/2030	GBP	236,000	$327,601
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)		$145,000	135,914
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		194,000	181,326
			$644,841
Brokerage & Asset Managers – 0.7%
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		$256,000	$276,987
Citadel Securities Global Holdings LLC, 5.5%, 6/18/2030 (n)		250,000	252,970
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		324,000	327,093
Low Income Investment Fund, 3.386%, 7/01/2026		150,000	147,153
Low Income Investment Fund, 3.711%, 7/01/2029		400,000	376,112
LPL Holdings, Inc., 4%, 3/15/2029 (n)		412,000	400,229
Nomura Holdings, Inc., 3.459%, 5/28/2030	EUR	320,000	379,369
Nomura Holdings, Inc., 7% to 1/15/2031, FLR (CMT - 5yr. + 3.084%) to 1/15/2174 (w)		$200,000	202,550
			$2,362,463
Building – 0.3%
CEMEX S.A.B. de C.V., 7.2%, 12/29/2049 (n)		$200,000	$202,050
Ferguson Enterprises, Inc., 5%, 10/03/2034		255,000	253,072
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)		180,000	181,572
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)		180,000	182,989
Vulcan Materials Co., 5.7%, 12/01/2054		142,000	140,864
			$960,547
Business Services – 0.8%
Accenture Capital, Inc., 4.25%, 10/04/2031		$206,000	$204,074
Accenture Capital, Inc., 4.5%, 10/04/2034		123,000	119,705
ams OSRAM AG, 10.5%, 3/30/2029	EUR	240,000	295,942
Engineering Ingegneria Informatica S.p.A., 11.125%, 5/15/2028		110,000	136,883
Engineering Ingegneria Informatica S.p.A., 8.625%, 2/15/2030		100,000	126,021
Fiserv Funding ULC, 3.5%, 6/15/2032		240,000	281,865
Fiserv, Inc., 4.4%, 7/01/2049		$356,000	291,452

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Global Payments, Inc., 4.875%, 3/17/2031	EUR	210,000	$259,713
Mastercard, Inc., 4.55%, 1/15/2035		$161,000	158,333
Mastercard, Inc., 3.85%, 3/26/2050		102,000	80,537
Nexi S.p.A., 3.875%, 5/21/2031	EUR	200,000	237,522
Paychex, Inc., 5.1%, 4/15/2030		$98,000	100,370
Paychex, Inc., 5.35%, 4/15/2032		238,000	244,389
Visa, Inc., 3.875%, 5/15/2044	EUR	130,000	152,705
			$2,689,511
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		$235,000	$246,032
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.65%, 2/01/2034		77,000	82,455
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		254,000	203,217
Eutelsat S.A., 1.5%, 10/13/2028	EUR	300,000	321,331
Videotron Ltd., 3.625%, 6/15/2029 (n)		$288,000	275,374
			$1,128,409
Chemicals – 0.1%
Arkema S.A., 4.25%, 5/27/2173	EUR	100,000	$118,826
Maxam Prill S.à r.l., 6%, 7/15/2030		333,000	389,919
			$508,745
Computer Software – 0.2%
Microsoft Corp., 2.525%, 6/01/2050		$378,000	$233,592
Oracle Corp., 4%, 7/15/2046		190,000	146,538
Sage Group PLC, 2.875%, 2/08/2034	GBP	191,000	219,380
			$599,510
Conglomerates – 0.3%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$306,000	$300,670
Regal Rexnord Corp., 6.05%, 4/15/2028		268,000	276,170
Regal Rexnord Corp., 6.3%, 2/15/2030		112,000	117,323
Siemens Financieringsmaatschappij N.V., 4%, 5/27/2045	EUR	100,000	117,012
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		$124,000	128,364
			$939,539
Consumer Products – 0.1%
Kenvue, Inc., 5.05%, 3/22/2053		$213,000	$198,121
L'Oréal S.A., 5%, 5/20/2035 (n)		200,000	203,360
			$401,481
Consumer Services – 0.1%
Service Corp. International, 5.75%, 10/15/2032		$183,000	$184,866
Electronics – 0.1%
Broadcom, Inc., 4.55%, 2/15/2032		$336,000	$332,891
Intel Corp., 5.7%, 2/10/2053		195,000	181,475
			$514,366
Emerging Market Quasi-Sovereign – 0.9%
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		$253,000	$266,319
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		208,000	209,679
CEZ A.S. (Czech Republic), 4.125%, 4/30/2033	EUR	238,000	283,537
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		$218,961	218,979
Czech Republic, 3.75%, 7/28/2030	EUR	133,000	159,097

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Development Bank of Kazakhstan JSC, 5.625%, 4/07/2030 (n)		$554,000	$558,273
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		208,000	212,562
PT Perusahaan Listrik Negara (Republic of Indonesia), 4%, 6/30/2050 (n)		333,000	234,372
Qatar Petroleum, 3.125%, 7/12/2041		236,000	173,932
Republic of Hungary, 4.375%, 6/27/2030	EUR	281,000	335,127
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		$317,000	296,363
			$2,948,240
Emerging Market Sovereign – 10.8%
Dominican Republic, 7.05%, 2/03/2031 (n)		$179,000	$187,538
Dominican Republic, 4.875%, 9/23/2032		750,000	691,762
Federative Republic of Brazil, 10%, 1/01/2035	BRL	7,458,000	1,131,840
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	2,955,000	3,536,970
Hellenic Republic (Republic of Greece), 3.625%, 6/15/2035 (n)		2,609,000	3,157,025
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		110,000	129,134
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)		$249,000	252,901
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	29,336,000	716,478
Oriental Republic of Uruguay, 9.75%, 7/20/2033		22,117,000	582,276
People's Republic of China, 3.13%, 11/21/2029	CNY	16,970,000	2,539,059
People's Republic of China, 1.43%, 1/25/2030		24,800,000	3,451,700
People's Republic of China, 2.88%, 2/25/2033		35,210,000	5,350,704
People's Republic of China, 2.27%, 5/25/2034		8,600,000	1,256,785
Republic of Albania, 4.75%, 2/14/2035 (n)	EUR	423,000	497,365
Republic of Costa Rica, 6.55%, 4/03/2034		$545,000	568,315
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (n)		200,000	192,642
Republic of Hungary, 4%, 7/25/2029	EUR	1,200,000	1,450,484
Republic of Korea, 1.875%, 6/10/2029	KRW	3,260,190,000	2,355,028
Republic of Korea, 1.375%, 6/10/2030		4,940,400,000	3,448,683
Republic of Paraguay, 6%, 2/09/2036 (n)		$200,000	203,060
Republic of Peru, 5.375%, 2/08/2035		810,000	808,518
Republic of Peru, 6.85%, 8/12/2035	PEN	3,856,000	1,120,333
Republic of Poland, 3.625%, 1/11/2034	EUR	500,000	602,320
Republic of Romania, 5.625%, 2/22/2036		230,000	257,819
Republic of Serbia, 6.5%, 9/26/2033 (n)		$255,000	268,476
Republic of Serbia, 6%, 6/12/2034 (n)		450,000	453,648
United Mexican States, 5.85%, 7/02/2032 (w)		495,000	500,940
United Mexican States, 7.5%, 5/26/2033	MXN	16,000,000	778,261
United Mexican States, 6.625%, 1/29/2038 (w)		$200,000	203,000
			$36,693,064
Energy - Independent – 0.1%
Occidental Petroleum Corp., 6.45%, 9/15/2036		$202,000	$206,671
Energy - Integrated – 0.3%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	180,000	$134,012
BP Capital Markets PLC, 6%, 2/19/2173	GBP	190,000	262,530
Exxon Mobil Corp., 1.408%, 6/26/2039	EUR	250,000	213,538
TotalEnergies Capital International S.A., 3.647%, 7/01/2035		400,000	469,606
			$1,079,686
Entertainment – 0.1%
Carnival Corp., 5.75%, 1/15/2030	EUR	130,000	$163,214
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		$285,000	290,494
			$453,708

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 0.6%
Aroundtown S.A., 3.5%, 5/13/2030	EUR	300,000	$347,633
Corporacion Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 5/13/2031		$265,000	234,325
Fastighets AB Balder, 4%, 2/19/2032	EUR	280,000	329,016
Heimstaden Bostad AB, 8.375%, 1/29/2030		280,000	345,272
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		$64,000	63,957
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		166,000	175,680
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)		98,000	99,865
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)		98,000	100,274
Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031 (n)		138,000	127,929
Shurgard Luxembourg S.à r.l., 4%, 5/27/2035	EUR	200,000	234,991
			$2,058,942
Food & Beverages – 1.1%
Anheuser-Busch InBev S.A., 4.125%, 5/19/2045	EUR	100,000	$117,478
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$180,000	167,952
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		160,000	158,786
Bacardi Ltd., 5.15%, 5/15/2038 (n)		335,000	308,668
Constellation Brands, Inc., 2.25%, 8/01/2031		169,000	146,405
Flora Food Management B.V., 6.875%, 7/02/2029	EUR	140,000	167,345
Flowers Foods, Inc., 5.75%, 3/15/2035		$222,000	227,512
Flowers Foods, Inc., 6.2%, 3/15/2055		79,000	78,191
JBS USA Holding S.à r.l./JBS USA Food Co./JBS USA Foods Group Holdings, Inc., 5.5%, 1/15/2036 (n)		329,000	329,484
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052		194,000	201,283
Kraft Heinz Foods Co., 4.375%, 6/01/2046		316,000	255,653
Mars, Inc., 4.8%, 3/01/2030 (n)		168,000	170,218
Mars, Inc., 5.2%, 3/01/2035 (n)		387,000	391,636
Mars, Inc., 5.7%, 5/01/2055 (n)		259,000	258,368
Nestle Finance International Ltd., 3.5%, 1/14/2045	EUR	190,000	214,799
Sudzucker International Finance B.V., 5.95% to 8/28/2030, FLR (EUR ICE Swap Rate - 5yr. + 3.699%) to 8/28/2035, FLR (EUR ICE Swap Rate - 5yr. + 3.949%) to 8/28/2050, FLR (EUR ICE Swap Rate - 5yr. + 4.699%) to 5/28/2174		200,000	232,729
Viterra Finance B.V., 3.2%, 4/21/2031 (n)		$223,000	204,790
			$3,631,297
Forest & Paper Products – 0.4%
Graphic Packaging International LLC, 1.512%, 4/15/2026 (n)		$359,000	$349,618
Mondi Finance PLC, 3.75%, 5/18/2033	EUR	250,000	296,002
Smurfit Kappa Treasury Co., 7.5%, 11/20/2025		$243,000	245,594
Stora Enso Oyj, 7.25%, 4/15/2036 (n)		309,000	326,190
			$1,217,404
Gaming & Lodging – 0.4%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)		$349,000	$359,485
Flutter Treasury DAC, 6.125%, 6/04/2031	GBP	220,000	304,125
Marriott International, Inc., 2.85%, 4/15/2031		$279,000	253,338
Sands China Ltd., 4.375%, 6/18/2030		226,000	216,031
Whitbread Group PLC, 5.5%, 5/31/2032	GBP	105,000	142,992
			$1,275,971
Industrial – 0.3%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035		$262,000	$265,901
Prysmian S.p.A., 5.25% to 8/21/2030, FLR (EUR ICE Swap Rate - 5yr. + 3.012%) to 8/21/2035, FLR (EUR ICE Swap Rate - 5yr. + 3.262%) to 8/21/2050, FLR (EUR ICE Swap Rate - 5yr. + 4.012%) to 8/21/2173	EUR	200,000	241,781
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$409,000	234,479
WSP Global, Inc., 5.548%, 11/22/2030	CAD	471,000	372,162
			$1,114,323

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance – 0.7%
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$400,000	$350,387
Aviva PLC, 4.625%, 8/28/2056	EUR	330,000	396,449
Corebridge Financial, Inc., 4.35%, 4/05/2042		$166,000	139,333
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052		177,000	182,592
Generali, 4.135%, 6/18/2036	EUR	200,000	234,922
MetLife, Inc., 5.3%, 12/15/2034		$284,000	291,747
Nippon Life Insurance Co., 4.114% to 1/23/2035, FLR (EUR ICE Swap Rate - 5yr. + 2.6%) to 1/23/2055	EUR	110,000	127,745
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)		$412,000	430,234
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		235,000	251,610
			$2,405,019
Insurance - Health – 0.3%
Elevance Health, Inc., 5.375%, 6/15/2034		$154,000	$157,404
Humana, Inc., 5.375%, 4/15/2031		125,000	127,866
Humana, Inc., 5.55%, 5/01/2035		341,000	342,907
UnitedHealth Group, Inc., 5.15%, 7/15/2034		332,000	335,352
			$963,529
Insurance - Property & Casualty – 0.6%
American International Group, Inc., 5.125%, 3/27/2033		$247,000	$251,114
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		75,000	82,285
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		161,000	156,822
Brown & Brown, Inc., 5.25%, 6/23/2032		51,000	52,015
Brown & Brown, Inc., 6.25%, 6/23/2055		66,000	68,033
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	456,000	341,296
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035 (n)		$282,000	285,919
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		242,000	245,097
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031		205,000	208,164
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		221,000	212,924
			$1,903,669
International Market Quasi-Sovereign – 0.5%
Electricite de France S.A., 4.625%, 5/07/2045	EUR	200,000	$230,556
Electricite de France S.A., 6.5%, 11/08/2064	GBP	100,000	129,381
EnBW International Finance B.V. (Federal Republic of Germany), 3.75%, 11/20/2035	EUR	200,000	236,102
Landsbankinn hf. (Republic of Iceland), 3.75%, 10/08/2029		272,000	325,134
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$317,000	278,060
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 4%, 4/19/2032	EUR	220,000	260,577
Wolf Midstream Canada LP, 6.4%, 7/18/2029 (n)	CAD	402,000	299,637
			$1,759,447
International Market Sovereign – 13.4%
Commonwealth of Australia, 1%, 11/21/2031	AUD	1,930,000	$1,074,868
Commonwealth of Australia, 3.5%, 12/21/2034		3,385,000	2,120,858
Commonwealth of Australia, 2.75%, 5/21/2041		2,550,000	1,342,492
Federal Republic of Germany, 2.5%, 8/15/2054	EUR	985,000	1,030,996
Government of Bermuda, 5%, 7/15/2032 (n)		$716,000	705,618
Government of Canada, 2%, 6/01/2032	CAD	3,026,000	2,074,302
Government of Canada, 3.25%, 12/01/2034		703,000	516,082
Government of Japan, 1%, 3/20/2030	JPY	333,000,000	2,314,316
Government of Japan, 1.2%, 12/20/2034		213,000,000	1,452,417
Government of Japan, 2.4%, 12/20/2034		233,000,000	1,760,302
Government of Japan, 1.4%, 3/20/2035		231,000,000	1,599,267
Government of Japan, 0.3%, 12/20/2039		783,800,000	4,303,348
Government of Japan, 2.3%, 3/20/2040		145,000,000	1,045,504
Government of Japan, 1.1%, 6/20/2043		26,000,000	149,894

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Government of Japan, 0.4%, 3/20/2050	JPY	180,600,000	$752,612
Government of Japan, 0.7%, 12/20/2051		221,650,000	955,078
Kingdom of Spain, 3.45%, 10/31/2034 (n)	EUR	1,255,000	1,518,457
Kingdom of Spain, 3.15%, 4/30/2035 (n)		853,000	1,003,315
Kingdom of Spain, 3.9%, 7/30/2039 (n)		2,640,000	3,226,301
Republic of Italy, 2.95%, 7/01/2030		1,691,000	2,017,859
Republic of Italy, 1.45%, 3/01/2036		4,123,000	3,986,226
Republic of Italy, 4.15%, 10/01/2039 (n)		1,447,000	1,770,530
Republic of Italy, 4.3%, 10/01/2054 (n)		115,000	135,876
United Kingdom Treasury, 4%, 10/22/2031	GBP	3,565,000	4,864,031
United Kingdom Treasury, 1.25%, 10/22/2041		2,414,000	1,946,726
United Kingdom Treasury, 1.5%, 7/22/2047		929,000	661,697
United Kingdom Treasury, 3.75%, 7/22/2052		1,176,000	1,265,955
			$45,594,927
Internet – 0.0%
Alphabet, Inc., 4%, 5/06/2054	EUR	126,000	$145,961
Local Authorities – 0.2%
Alliander N.V., 3.5%, 5/06/2037	EUR	190,000	$222,774
Province of Alberta, 1.65%, 6/01/2031	CAD	431,000	289,912
Province of British Columbia, 2.95%, 6/18/2050		300,000	170,038
			$682,724
Major Banks – 3.3%
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$266,000	$271,842
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		312,000	279,996
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035		249,000	248,927
Bank of America Corp., 5.464% to 5/09/2035, FLR (SOFR - 1 day + 1.64%) to 5/09/2036		205,000	210,210
Bank of Ireland Group PLC, 3.625%, 5/19/2032	EUR	130,000	154,259
Barclays PLC, 4.973%, 5/31/2036		260,000	320,164
BNP Paribas S.A., 5.283% to 11/19/2029, FLR (SOFR - 1 day + 1.28%) to 11/19/2030 (n)		$322,000	328,137
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		735,000	655,406
Credit Agricole S.A., 3.75%, 5/27/2035	EUR	300,000	353,692
Danske Bank A.S., 1.549%, 9/10/2027 (n)		$332,000	320,683
Danske Bank A.S., 4.613% to 10/02/2029, FLR (CMT - 1yr. + 1.1%) to 10/02/2030 (n)		273,000	271,884
Danske Bank A.S., 3.5%, 5/26/2033	EUR	270,000	318,019
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		$300,000	305,266
Erste Group Bank AG, 6.375%, 11/20/2173	EUR	200,000	237,651
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		$164,000	164,493
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		342,000	337,863
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031		234,000	237,124
HSBC Holdings PLC, 4.191%, 5/19/2036	EUR	260,000	309,302
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		$267,000	277,241
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		548,000	475,231
JPMorgan Chase & Co., 5.502% to 1/24/2035, FLR (SOFR - 1 day + 1.315%) to 1/24/2036		196,000	201,880
mBank S.A., 4.034% to 9/27/2029, FLR (EURIBOR - 3mo. + 1.75%) to 9/27/2030	EUR	300,000	357,357
mBank S.A., 4.778% to 9/25/2030, FLR (EUR ICE Swap Rate - 5yr. +2.5%) to 9/25/2035		200,000	237,063
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		$262,000	251,247
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		306,000	313,467
Nationwide Building Society, 4%, 7/30/2035	EUR	210,000	249,808
Nationwide Building Society, 7.875%, 12/10/2173	GBP	200,000	281,050
NatWest Group PLC, 7.5% to 8/28/2032, FLR (GBP Government Yield - 5yr. + 3.294%) to 3/31/2074		230,000	313,310
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		$281,000	291,958
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		121,000	124,711
Société Générale S.A., 3.75%, 5/17/2035	EUR	200,000	233,723

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$448,000	$390,864
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)		365,000	322,597
Unicaja Banco S.A., 3.5% to 6/30/2030, FLR (EUR ICE Swap Rate - 1yr. + 1.35%) to 6/30/2031	EUR	300,000	352,604
UniCredit S.p.A., 3.725%, 6/10/2035		400,000	470,358
UniCredit S.p.A., 5.625% to 6/03/2033, FLR (EUR ICE Swap Rate - 5yr. +3.299%) to 6/03/2073		200,000	231,041
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031		$228,000	233,891
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		351,000	320,551
			$11,254,870
Medical & Health Technology & Services – 0.3%
Becton, Dickinson and Co., 4.874%, 2/08/2029		$397,000	$402,602
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		394,000	234,014
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		309,000	303,840
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051	EUR	210,000	159,679
			$1,100,135
Medical Equipment – 0.1%
Stryker Corp., 5.2%, 2/10/2035		$307,000	$312,841
Metals & Mining – 0.2%
Glencore Capital Finance DAC, 3.75%, 2/04/2032	EUR	290,000	$342,832
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032		$438,000	445,650
			$788,482
Midstream – 0.8%
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (n)(w)		$299,000	$301,351
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		118,000	123,815
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		265,000	273,888
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		266,000	254,198
Energy Transfer LP, 5.95%, 5/15/2054		167,000	158,867
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		219,671	194,758
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	425,000	293,909
Plains All American Pipeline LP, 5.7%, 9/15/2034		$281,000	286,452
Rockies Express Pipeline LLC, 4.95%, 7/15/2029 (n)		41,000	40,250
Rockies Express Pipeline LLC, 7.5%, 7/15/2038 (n)		130,000	131,872
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		58,000	58,101
Targa Resources Corp., 4.95%, 4/15/2052		236,000	196,876
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		362,000	335,064
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)(w)		50,000	50,000
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)(w)		50,000	50,000
			$2,749,401
Mortgage-Backed – 6.3%
Fannie Mae, 4.5%, 3/01/2034 - 2/01/2046		$1,899,878	$1,888,974
Fannie Mae, 5%, 3/01/2036 - 8/01/2040		627,399	634,605
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037		52,793	54,425
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		84,230	88,093
Fannie Mae, 4%, 11/01/2040 - 12/01/2040		453,153	435,625
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046		1,051,221	974,483
Fannie Mae, 5.105%, 10/25/2052		556,010	542,411
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 4/01/2052		1,038,380	868,519
Fannie Mae, UMBS, 2%, 2/01/2051 - 2/01/2052		700,328	559,089
Fannie Mae, UMBS, 3%, 12/01/2051 - 7/01/2052		733,628	637,017
Fannie Mae, UMBS, 6%, 12/01/2052 - 11/01/2053		421,871	429,091
Fannie Mae, UMBS, 3.5%, 6/01/2053		533,774	480,802
Fannie Mae, UMBS, 5.5%, 11/01/2053		68,096	68,266

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 4%, 7/01/2025	$38	$37
Freddie Mac, 1.487%, 3/25/2027 (i)	809,000	17,077
Freddie Mac, 0.734%, 1/25/2030 (i)	1,005,200	24,149
Freddie Mac, 1.913%, 4/25/2030 (i)	1,420,926	106,187
Freddie Mac, 1.954%, 4/25/2030 (i)	1,365,340	104,320
Freddie Mac, 1.769%, 5/25/2030 (i)	1,747,943	125,394
Freddie Mac, 1.907%, 5/25/2030 (i)	3,920,368	301,236
Freddie Mac, 1.435%, 6/25/2030 (i)	1,615,349	94,350
Freddie Mac, 1.701%, 8/25/2030 (i)	1,436,842	102,731
Freddie Mac, 1.261%, 9/25/2030 (i)	905,456	48,112
Freddie Mac, 1.17%, 11/25/2030 (i)	1,823,916	92,377
Freddie Mac, 0.413%, 1/25/2031 (i)	6,674,012	93,072
Freddie Mac, 0.607%, 3/25/2031 (i)	8,086,017	190,993
Freddie Mac, 1.039%, 7/25/2031 (i)	1,499,257	74,611
Freddie Mac, 0.632%, 9/25/2031 (i)	6,201,367	181,768
Freddie Mac, 0.955%, 9/25/2031 (i)	1,902,494	85,111
Freddie Mac, 0.664%, 12/25/2031 (i)	1,517,361	46,068
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037	11,682	11,917
Freddie Mac, 1.091%, 9/25/2034 (i)	1,094,107	76,443
Freddie Mac, 5%, 10/01/2036 - 7/01/2041	183,488	186,234
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	367,863	367,069
Freddie Mac, 5.705%, 2/25/2055 - 6/25/2055	667,908	671,846
Freddie Mac, UMBS, 3.5%, 1/01/2047 - 11/01/2049	643,376	588,244
Freddie Mac, UMBS, 3%, 6/01/2050 - 6/01/2053	1,421,814	1,233,437
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 6/01/2052	1,303,606	1,083,476
Freddie Mac, UMBS, 2%, 1/01/2052 - 2/01/2052	1,841,507	1,462,001
Freddie Mac, UMBS, 4%, 5/01/2052	39,747	37,269
Freddie Mac, UMBS, 6%, 11/01/2052 - 2/01/2055	271,482	278,207
Freddie Mac, UMBS, 6.5%, 8/01/2053 - 11/01/2054	392,026	405,780
Freddie Mac, UMBS, 5.5%, 4/01/2054 - 11/01/2054	1,742,381	1,742,708
Ginnie Mae, 5%, 5/15/2040 - 4/20/2053	85,401	84,936
Ginnie Mae, 3.5%, 6/20/2043	348,773	326,059
Ginnie Mae, 4.732%, 10/20/2045	99,559	96,554
Ginnie Mae, 2.5%, 8/20/2051 - 8/20/2052	1,056,033	899,382
Ginnie Mae, 2%, 1/20/2052	309,504	252,095
Ginnie Mae, 3%, 4/20/2052 - 11/20/2052	370,108	328,276
Ginnie Mae, 4%, 8/20/2052	122,704	114,652
Ginnie Mae, 5.5%, 2/20/2053 - 10/20/2053	522,467	525,679
Ginnie Mae, 6.5%, 7/20/2054	18,751	19,276
Ginnie Mae, 5.351%, 10/20/2054	231,565	230,220
Ginnie Mae, TBA, 6.5%, 7/01/2055	350,000	359,285
UMBS, TBA, 2%, 7/01/2055 - 8/01/2055	875,000	692,675
		$21,422,713
Municipals – 0.7%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039	$135,000	$128,358
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037	535,000	498,916
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038	530,000	515,518
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052	470,000	479,410
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040	480,000	392,584
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	275,000	283,670
		$2,298,456
Natural Gas - Distribution – 0.1%
Boston Gas Co., 5.843%, 1/10/2035 (n)	$321,000	$333,631

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$271,000	$265,763
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		102,000	98,293
			$364,056
Network & Telecom – 0.1%
Orange S.A., 3.5%, 5/19/2035	EUR	100,000	$117,667
TDC Net A/S, 5%, 8/09/2032		100,000	120,410
			$238,077
Oils – 0.2%
Marathon Petroleum Corp., 5.7%, 3/01/2035		$197,000	$199,792
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)		325,000	325,320
			$525,112
Other Banks & Diversified Financials – 1.4%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$400,000	$423,181
AIB Group PLC, 3.75% to 3/20/2032, FLR (EUR ICE Swap Rate - 1yr. + 1.25%) to 3/20/2033	EUR	270,000	321,996
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		$200,000	206,247
American Express Co., 3.433%, 5/20/2032	EUR	260,000	308,918
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		$550,000	475,890
BPCE S.A., 3.875% to 2/26/2035, FLR (EURIBOR - 3mo. + 1.45%) to 2/26/2036	EUR	100,000	117,339
CaixaBank S.A., 3.375%, 6/26/2035		300,000	347,451
CaixaBank S.A., 3.75%, 1/27/2036		200,000	235,110
Commerzbank AG, 3.625%, 1/14/2032		200,000	237,521
Commerzbank AG, 3.75% to 6/06/2033, FLR (EURIBOR - 3mo. + 1.43%) to 6/06/2034		200,000	234,197
Commerzbank AG, 4.125% to 6/30/2032, FLR (EUR ICE Swap Rate - 5yr. +1.83%) to 6/30/2037		300,000	352,030
Deutsche Bank AG, 3% to 6/16/2028, FLR (EURIBOR - 3mo. + 1.05%) to 6/16/2029		100,000	117,826
Deutsche Bank AG, 7.125% to 4/30/2031, FLR (EUR ICE Swap Rate - 5yr. + 4.6%) to 4/30/2173		200,000	239,976
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		$199,000	210,156
PKO Bank Polski S.A., 3.875% to 9/12/2026, FLR (EURIBOR - 3mo. + 1.4%) to 9/12/2027	EUR	260,000	309,771
PKO Bank Polski S.A., 3.625%, 6/30/2031		217,000	255,935
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030		$165,000	169,945
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		122,000	126,459
			$4,689,948
Pharmaceuticals – 0.4%
AbbVie, Inc., 4.875%, 3/15/2030		$78,000	$79,872
AbbVie, Inc., 5.35%, 3/15/2044		184,000	180,352
AbbVie, Inc., 5.4%, 3/15/2054		131,000	127,378
Biogen, Inc., 5.05%, 1/15/2031		213,000	216,856
Eli Lilly & Co., 5.5%, 2/12/2055		283,000	284,764
Roche Holdings, Inc., 5.593%, 11/13/2033 (n)		378,000	400,846
Sandoz Finance B.V., 4%, 3/26/2035	EUR	140,000	168,035
			$1,458,103
Pollution Control – 0.1%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)		$182,000	$175,559
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		70,000	73,250
			$248,809
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$240,000	$249,886

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Printing & Publishing – 0.1%
Informa PLC, 3.375%, 6/09/2031	EUR	150,000	$175,765
News Corp., 3.875%, 5/15/2029 (n)		$352,000	336,773
			$512,538
Railroad & Shipping – 0.2%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$340,000	$336,656
Union Pacific Corp., 3.25%, 2/05/2050		410,000	283,082
			$619,738
Real Estate - Office – 0.2%
Boston Properties LP, REIT, 3.65%, 2/01/2026		$106,000	$105,313
Boston Properties LP, REIT, 2.75%, 10/01/2026		194,000	189,710
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		95,000	93,188
Corporate Office Property LP, REIT, 2%, 1/15/2029		87,000	79,263
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		142,000	146,073
			$613,547
Real Estate - Other – 0.0%
EPR Properties, REIT, 3.6%, 11/15/2031		$176,000	$159,871
Real Estate - Retail – 0.4%
Choice Properties, REIT, 5.03%, 2/28/2031	CAD	433,000	$332,877
Hammerson PLC, 5.875%, 10/08/2036	GBP	200,000	270,399
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$501,000	441,507
STORE Capital Corp., REIT, 2.7%, 12/01/2031		23,000	19,507
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		323,000	314,273
			$1,378,563
Restaurants – 0.1%
Punch Finance PLC, 7.875%, 12/30/2030	GBP	237,000	$331,075
Retailers – 0.1%
Beach Acquisition Bidco LLC, 5.25%, 7/15/2032	EUR	235,000	$278,751
Home Depot, Inc., 4.875%, 2/15/2044		$178,000	164,366
Home Depot, Inc., 3.625%, 4/15/2052		109,000	79,339
			$522,456
Specialty Chemicals – 0.2%
International Flavors & Fragrances, Inc., 5%, 9/26/2048		$169,000	$145,464
Linde PLC, 3.4%, 2/14/2036	EUR	200,000	233,610
Linde PLC, 3.25%, 2/18/2037		300,000	344,074
			$723,148
Specialty Stores – 0.1%
DICK'S Sporting Goods, 4.1%, 1/15/2052		$212,000	$151,488
Richemont International S.A., 1.625%, 5/26/2040	EUR	140,000	124,112
			$275,600
Supermarkets – 0.3%
Kroger Co., 5.5%, 9/15/2054		$167,000	$158,525
Ocado Group PLC, 10.5%, 8/08/2029	GBP	300,000	401,039
Tesco Corporate Treasury Services PLC, 3.375%, 5/06/2032	EUR	140,000	164,506
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034	GBP	160,000	214,104
			$938,174

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Supranational – 0.2%
Corporacion Andina de Fomento, 6.75%, 12/17/2173 (n)		$200,000	$203,585
European Union, 3%, 3/04/2053	EUR	600,000	606,573
			$810,158
Telecommunications - Wireless – 0.2%
American Tower Corp., 3.625%, 5/30/2032	EUR	210,000	$249,127
Cellnex Finance Co. S.A., 3.5%, 5/22/2032		200,000	234,603
T-Mobile USA, Inc., 5.05%, 7/15/2033		$246,000	247,667
			$731,397
Telephone Services – 0.2%
Deutsche Telekom AG, 3.625%, 2/03/2045	EUR	150,000	$164,931
TELUS Corp., 2.85%, 11/13/2031	CAD	642,000	441,793
			$606,724
Tobacco – 0.1%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	167,000	$201,970
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)		$267,000	274,780
			$476,750
Transportation - Services – 0.4%
Aeroporti Di Roma S.p.A, 3.625%, 6/15/2032	EUR	270,000	$317,986
DSV Finance B.V., 3.375%, 11/06/2034		100,000	115,245
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$156,000	158,210
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)		268,000	270,355
Heathrow Funding Ltd., 6%, 3/05/2032	GBP	140,000	194,184
Heathrow Funding Ltd., 3.875%, 1/16/2038	EUR	290,000	337,285
			$1,393,265
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$4,318	$4,300
U.S. Treasury Obligations – 3.3%
U.S. Treasury Bonds, 3.875%, 5/15/2043		$2,225,000	$1,987,377
U.S. Treasury Bonds, 4.75%, 2/15/2045		193,000	191,975
U.S. Treasury Bonds, 4.75%, 11/15/2053 (f)		2,217,000	2,196,908
U.S. Treasury Notes, 4%, 3/31/2030		2,628,000	2,652,432
U.S. Treasury Notes, 2.75%, 8/15/2032		1,877,000	1,731,533
U.S. Treasury Notes, 4%, 2/15/2034 (f)		965,000	954,935
U.S. Treasury Notes, 4.625%, 2/15/2035		1,337,000	1,379,408
			$11,094,568
Utilities - Electric Power – 2.4%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)		$422,000	$377,662
AEP Transmission Co. LLC, 5.375%, 6/15/2035		234,000	239,092
Amprion GmbH, 3.875%, 6/05/2036	EUR	200,000	235,859
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		$92,000	86,382
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		76,000	63,510
Bruce Power LP, 2.68%, 12/21/2028	CAD	365,000	262,116
Bruce Power LP, 4.27%, 12/21/2034		410,000	297,985
Duke Energy Florida LLC, 6.2%, 11/15/2053		$208,000	221,346
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	200,000	277,107
Edison International, 4.7%, 8/15/2025		$290,000	289,550
Enel Americas S.A., 4%, 10/25/2026		855,000	848,191
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		230,000	201,753

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Enel S.p.A., 4.5% to 1/14/2033, FLR (EUR ICE Swap Rate - 5yr. + 2.196%) to 1/14/2038, FLR (EUR ICE Swap Rate - 5yr. + 2.446%) to 1/14/2053, FLR (EUR ICE Swap Rate - 5yr. + 3.446%) to 1/14/2174	EUR	310,000	$361,903
Entergy Corp., 0.9%, 9/15/2025		$389,000	386,079
EPH Financing International A.S., 4.625%, 7/02/2032	EUR	273,000	323,626
Eversource Energy, 5.5%, 1/01/2034		$253,000	257,645
Georgia Power Co., 4.95%, 5/17/2033		247,000	248,913
Hydro One, Inc., 4.25%, 1/04/2035	CAD	493,000	366,679
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		$184,000	161,302
Jersey Central Power & Light Co., 5.1%, 1/15/2035		221,000	220,347
National Grid North America, Inc., 3.917%, 6/03/2035	EUR	250,000	295,301
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025		$277,000	277,406
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035		225,000	227,248
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)		349,000	355,528
Pacific Gas & Electric Co., 6.1%, 1/15/2029		68,000	70,452
Pacific Gas & Electric Co., 6.4%, 6/15/2033		53,000	55,402
Pacific Gas & Electric Co., 5.9%, 10/01/2054		61,000	55,305
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		337,000	321,364
PSEG Power LLC, 5.2%, 5/15/2030 (n)		320,000	326,542
Southern California Edison Co., 5.45%, 3/01/2035		122,000	119,757
Xcel Energy, Inc., 5.5%, 3/15/2034		213,000	216,361
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)		73,000	74,835
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		155,000	165,556
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)		35,000	37,512
			$8,325,616
Utilities - Gas – 0.1%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	333,000	$375,749
Utilities - Water – 0.1%
Severn Trent Water Ltd., 3.875%, 8/04/2035	EUR	230,000	$272,531
Total Bonds (Identified Cost, $206,161,927)			$209,345,268
Common Stocks – 33.8%
Aerospace & Defense – 0.6%
Boeing Co. (a)		992	$207,854
General Dynamics Corp. (f)		1,462	426,407
Honeywell International, Inc. (f)		2,291	533,528
L3Harris Technologies, Inc.		2,096	525,760
Leidos Holdings, Inc.		2,509	395,820
			$2,089,369
Alcoholic Beverages – 0.5%
Ambev S.A.		159,600	$391,282
Diageo PLC		24,560	616,260
Heineken N.V.		5,709	497,779
Kirin Holdings Co. Ltd.		23,800	333,767
			$1,839,088
Apparel Manufacturers – 0.3%
Compagnie Financiere Richemont S.A.		2,521	$474,842
Kontoor Brands, Inc.		1,478	97,504
NIKE, Inc., “B”		2,050	145,632
VF Corp.		21,245	249,629
			$967,607

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Automotive – 0.8%
Aptiv PLC (a)	11,139	$759,903
Compagnie Generale des Etablissements Michelin	21,437	796,439
Lear Corp.	5,897	560,097
LKQ Corp. (f)	16,022	592,974
PT Astra International Tbk	433,300	120,102
		$2,829,515
Broadcasting – 0.3%
Interpublic Group of Companies, Inc.	4,165	$101,959
Omnicom Group, Inc. (f)	14,538	1,045,864
		$1,147,823
Brokerage & Asset Managers – 1.1%
Charles Schwab Corp. (f)	27,965	$2,551,527
CME Group, Inc.	3,008	829,065
Euronext N.V.	1,145	195,704
IG Group Holdings PLC	6,579	96,086
		$3,672,382
Business Services – 0.9%
Accenture PLC, “A”	1,373	$410,376
Cognizant Technology Solutions Corp., “A”	2,405	187,662
Fidelity National Information Services, Inc.	4,603	374,730
Fiserv, Inc. (a)(f)	4,387	756,363
Infosys Technologies Ltd., ADR	11,331	209,963
Secom Co. Ltd.	10,000	359,918
Sodexo	7,781	478,446
Tata Consultancy Services Ltd.	5,605	226,265
Verisk Analytics, Inc., “A”	591	184,097
		$3,187,820
Chemicals – 0.2%
PPG Industries, Inc.	6,454	$734,143
Computer Software – 0.4%
Microsoft Corp. (f)	2,585	$1,285,805
Computer Software - Systems – 1.8%
Amadeus IT Group S.A.	9,600	$808,319
Cap Gemini S.A.	6,049	1,033,543
Fujitsu Ltd.	36,800	898,247
Hitachi Ltd.	26,500	773,810
Hon Hai Precision Industry Co. Ltd.	123,000	677,906
NEC Corp.	31,700	928,734
Samsung Electronics Co. Ltd.	20,452	906,216
		$6,026,775
Construction – 1.0%
Anhui Conch Cement Co. Ltd.	148,000	$376,318
Compagnie de Saint-Gobain S.A.	7,674	900,705
Heidelberg Materials AG	1,783	418,902
Masco Corp. (f)	14,397	926,591
Stanley Black & Decker, Inc.	3,005	203,589
Techtronic Industries Co. Ltd.	43,500	478,226
		$3,304,331

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.2%
Colgate-Palmolive Co.	12,496	$1,135,886
Kao Corp.	2,700	121,064
Kenvue, Inc. (f)	56,691	1,186,543
Kimberly-Clark Corp. (f)	8,004	1,031,876
Reckitt Benckiser Group PLC	8,362	568,740
		$4,044,109
Electrical Equipment – 1.1%
Johnson Controls International PLC	12,657	$1,336,832
Legrand S.A.	4,233	565,941
Mitsubishi Electric Corp.	42,400	915,985
Schneider Electric SE	4,076	1,084,140
		$3,902,898
Electronics – 0.9%
Intel Corp.	20,225	$453,040
Kyocera Corp.	46,200	556,145
Lam Research Corp.	1,559	151,753
MediaTek, Inc.	13,000	556,278
NVIDIA Corp.	1,876	296,389
NXP Semiconductors N.V.	4,421	965,945
Taiwan Semiconductor Manufacturing Co. Ltd.	5,000	181,432
		$3,160,982
Energy - Independent – 1.0%
ConocoPhillips (f)	10,590	$950,347
EOG Resources, Inc.	680	81,335
Expand Energy Corp.	5,579	652,408
Hess Corp. (f)	6,325	876,265
Phillips 66 (f)	5,773	688,719
		$3,249,074
Energy - Integrated – 1.4%
Cenovus Energy, Inc.	4,901	$66,690
Eni S.p.A.	76,607	1,241,692
Exxon Mobil Corp. (f)	6,267	675,583
PetroChina Co. Ltd.	530,000	455,735
Petroleo Brasileiro S.A., ADR	23,739	296,975
Suncor Energy, Inc.	21,457	803,761
TotalEnergies SE	21,250	1,304,139
		$4,844,575
Engineering - Construction – 0.1%
Doosan Bobcat, Inc.	4,701	$202,725
Food & Beverages – 0.7%
Danone S.A.	8,967	$732,628
General Mills, Inc. (f)	13,742	711,973
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	23,200	90,268
Nestle S.A.	2,611	259,405
Nomad Foods Ltd.	5,246	89,129
PepsiCo, Inc.	1,943	256,554
WH Group Ltd.	100,500	96,660
		$2,236,617

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 0.6%
Tesco PLC	370,510	$2,040,933
Health Maintenance Organizations – 0.6%
Cigna Group (f)	5,891	$1,947,447
Humana, Inc.	702	171,625
		$2,119,072
Insurance – 2.0%
American International Group, Inc.	1,087	$93,036
Aon PLC (s)	4,166	1,486,262
Chubb Ltd.	4,021	1,164,964
Corebridge Financial, Inc.	14,617	518,903
DB Insurance Co. Ltd.	2,578	235,527
Equitable Holdings, Inc.	6,400	359,040
Hartford Insurance Group, Inc.	2,819	357,647
Manulife Financial Corp.	23,880	763,529
MetLife, Inc.	5,166	415,450
Sompo Holdings, Inc.	9,000	271,553
Willis Towers Watson PLC	3,234	991,221
		$6,657,132
Interactive Media Services – 0.1%
Baidu, Inc., ADR (a)	1,939	$166,289
Leisure & Toys – 0.2%
Electronic Arts, Inc.	2,626	$419,372
NetEase, Inc.	3,400	91,389
		$510,761
Machinery & Tools – 0.5%
Daikin Industries Ltd.	900	$106,403
Eaton Corp. PLC	1,267	452,306
Finning International, Inc.	5,077	217,061
GEA Group AG	1,554	108,734
Kubota Corp.	26,600	299,609
Regal Rexnord Corp.	3,182	461,263
Wabtec Corp.	1,021	213,746
		$1,859,122
Major Banks – 4.2%
ABN AMRO Group N.V., GDR	27,627	$756,305
Bank of America Corp. (s)	31,651	1,497,725
BNP Paribas S.A.	14,570	1,309,860
DBS Group Holdings Ltd.	19,250	679,919
Goldman Sachs Group, Inc. (s)	2,243	1,587,483
JPMorgan Chase & Co. (f)	3,978	1,153,262
Mitsubishi UFJ Financial Group, Inc.	108,000	1,487,198
National Bank of Greece S.A.	18,912	241,264
NatWest Group PLC	393,171	2,759,955
PNC Financial Services Group, Inc.	1,894	353,080
UBS Group AG	61,715	2,088,409
Wells Fargo & Co.	5,100	408,612
		$14,323,072

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 0.2%
ICON PLC (a)	4,073	$592,418
Medical Equipment – 1.0%
Agilent Technologies, Inc.	3,023	$356,744
Becton, Dickinson and Co.	7,147	1,231,071
Medtronic PLC	22,449	1,956,879
		$3,544,694
Metals & Mining – 0.8%
Glencore PLC	158,056	$615,286
Rio Tinto PLC	17,268	1,006,189
Toyota Tsusho Corp.	27,400	621,996
Vale S.A.	40,100	388,593
		$2,632,064
Natural Gas - Distribution – 0.2%
Atmos Energy Corp.	3,847	$592,861
Network & Telecom – 0.2%
LM Ericsson Telephone Co., “B”	59,538	$509,360
Oil Services – 0.0%
Tenaris S.A.	4,397	$82,742
Other Banks & Diversified Financials – 1.4%
American Express Co.	342	$109,091
China Construction Bank Corp.	827,000	834,380
Julius Baer Group Ltd.	9,632	651,157
Kasikornbank Co. Ltd.	34,600	161,778
M&T Bank Corp.	1,012	196,318
Northern Trust Corp. (f)	18,673	2,367,549
Popular, Inc.	1,166	128,505
Sberbank of Russia PJSC (a)(u)	137,348	0
Synchrony Financial	5,031	335,769
		$4,784,547
Pharmaceuticals – 2.7%
AbbVie, Inc. (f)	6,131	$1,138,035
Johnson & Johnson (f)	13,143	2,007,593
Organon & Co.	11,018	106,654
Pfizer, Inc. (f)	97,479	2,362,891
Roche Holding AG	7,360	2,396,905
Sandoz Group AG	4,266	233,449
Sanofi	9,300	900,606
		$9,146,133
Printing & Publishing – 0.2%
Informa PLC	56,014	$619,560
Railroad & Shipping – 0.2%
Union Pacific Corp.	3,310	$761,565

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Office – 0.1%
Cousins Properties, Inc., REIT	4,797	$144,054
Highwoods Properties, Inc., REIT	8,851	275,178
		$419,232
Restaurants – 0.2%
Aramark	19,013	$796,074
Specialty Chemicals – 0.2%
Akzo Nobel N.V.	7,346	$514,002
Axalta Coating Systems Ltd. (a)	8,738	259,431
		$773,433
Specialty Stores – 0.4%
Home Depot, Inc.	1,115	$408,804
JD.com, Inc., “A”	10,050	163,746
Shimamura Co. Ltd.	1,900	133,523
Tapestry, Inc.	3,615	317,433
Target Corp.	2,556	252,149
		$1,275,655
Telecom Services – 1.0%
Advanced Info Service Public Co. Ltd.	13,200	$112,474
Comcast Corp., “A” (f)	36,852	1,315,248
Hellenic Telecommunications Organization S.A.	16,781	319,043
KDDI Corp.	66,100	1,138,349
Koninklijke KPN N.V.	111,372	542,605
		$3,427,719
Tobacco – 1.0%
Altria Group, Inc.	6,069	$355,826
British American Tobacco PLC	31,353	1,490,360
Philip Morris International, Inc.	8,138	1,482,174
		$3,328,360
Utilities - Electric Power – 1.5%
CLP Holdings Ltd.	14,000	$117,886
Duke Energy Corp.	3,872	456,896
E.ON SE	48,420	891,193
Edison International (f)	9,184	473,895
Iberdrola S.A.	55,468	1,064,365
National Grid PLC	91,920	1,339,337
PG&E Corp. (f)	60,282	840,331
Xcel Energy, Inc.	1,184	80,630
		$5,264,533
Total Common Stocks (Identified Cost, $76,705,994)		$114,952,969
Preferred Stocks – 0.3%
Consumer Products – 0.3%
Henkel AG & Co. KGaA	13,471	$1,057,772
Metals & Mining – 0.0%
Gerdau S.A.	31,068	$91,493
Total Preferred Stocks (Identified Cost, $847,894)		$1,149,265

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – 0.3%
Aerospace & Defense – 0.1%
Boeing Co., 6%	4,275	$290,700
Utilities - Electric Power – 0.2%
NextEra Energy, Inc., 7.234%	10,232	$452,766
PG&E Corp., 6%	6,896	259,290
		$712,056
Total Convertible Preferred Stocks (Identified Cost, $998,577)		$1,002,756
Convertible Bonds – 0.0%
Utilities - Electric Power – 0.0%
PG&E Corp., 4.25%, 12/01/2027 (Identified Cost, $97,000)	$97,000	$96,253
Mutual Funds (h) – 4.6%
Money Market Funds – 4.6%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $15,635,924)	15,635,841	$15,637,405

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
iTraxx Europe Crossover Series 43 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – August 2025 @ 3.25%	Put	Merrill Lynch International	$4,280,874	EUR 3,320,000	$13,195
Euro Stoxx 50 Index – June 2026 @ EUR 4,900	Put	Goldman Sachs International	6,246,952	100	226,520
Euro Stoxx 50 Index – February 2026 @ EUR 4,800	Put	Goldman Sachs International	4,747,683	76	98,387
S&P 500 Index – December 2025 @ $4,250	Put	Merrill Lynch International	5,584,455	9	18,810
S&P 500 Index – December 2025 @ $4,800	Put	Merrill Lynch International	4,343,465	7	26,670
Total Purchased Options (Premiums Paid, $523,477)					$383,582
Written Options (see table below) – (0.0)%
(Premiums Received, $20,894)					$(6,210)
Other Assets, Less Liabilities – (0.6)%					(2,154,765)
Net Assets – 100.0%					$340,406,523

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $15,637,405 and
$326,930,093, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $44,200,033, representing 13.0% of net assets.

(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CPI-U	Consumer Price Index - Urban Consumers
EURIBOR	Euro Interbank Offered Rate
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

GDR	Global Depositary Receipt
HICP	Harmonized Index of Consumer Prices
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 6/30/25
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
iTraxx Europe Crossover Series 43 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent	Put	Merrill Lynch International	EUR (3,320,000)	$(4,280,874)	3.75%	August – 2025	$(6,210)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	328,290	USD	211,854	Deutsche Bank AG	7/18/2025	$4,267
AUD	329,635	USD	209,935	JPMorgan Chase Bank N.A.	7/18/2025	7,072
AUD	1,106,840	USD	700,283	Morgan Stanley Capital Services LLC	7/18/2025	28,377
AUD	2,990,088	USD	1,897,058	State Street Corp.	7/18/2025	71,394
BRL	1,842,734	USD	319,143	Citibank N.A.	9/02/2025	14,930
CAD	1,894,929	USD	1,382,150	Citibank N.A.	7/18/2025	10,510
CAD	2,579,232	USD	1,884,694	Merrill Lynch International	7/18/2025	10,887
CAD	1,874,817	USD	1,341,344	State Street Corp.	7/18/2025	36,533
CAD	361,193	USD	263,326	UBS AG	7/18/2025	2,130
CHF	1,118,927	USD	1,391,717	Deutsche Bank AG	7/18/2025	21,318
CHF	1,011,697	USD	1,255,941	HSBC Bank	7/18/2025	21,679
CHF	207,516	USD	254,689	JPMorgan Chase Bank N.A.	7/18/2025	7,372
CLP	98,837,007	USD	100,014	Goldman Sachs International	7/11/2025	6,076
CLP	525,957,598	USD	558,727	JPMorgan Chase Bank N.A.	7/11/2025	5,828
CNH	3,447,917	USD	476,422	JPMorgan Chase Bank N.A.	7/18/2025	5,844
CNH	1,532,143	USD	214,090	Merrill Lynch International	7/18/2025	214
CNH	74,119,972	USD	10,208,172	State Street Corp.	7/18/2025	159,132
COP	1,186,566,177	USD	266,154	Citibank N.A.	7/10/2025	23,913
CZK	20,438,102	USD	911,805	Citibank N.A.	7/18/2025	62,358
CZK	6,865,484	USD	322,046	Goldman Sachs International	7/18/2025	5,191
DKK	3,062,524	USD	467,230	State Street Corp.	7/18/2025	16,868
EUR	411,287	USD	467,127	Barclays Bank PLC	7/18/2025	17,860
EUR	7,281,570	USD	8,336,195	HSBC Bank	7/18/2025	250,186
EUR	2,567,752	USD	2,895,815	JPMorgan Chase Bank N.A.	7/18/2025	132,065
EUR	3,927,130	USD	4,476,876	Merrill Lynch International	7/18/2025	153,973
EUR	1,299,430	USD	1,483,726	Morgan Stanley Capital Services LLC	7/18/2025	48,555
EUR	8,998,331	USD	10,230,066	State Street Corp.	7/18/2025	380,711
EUR	181,556	USD	208,057	UBS AG	7/18/2025	6,033
GBP	131,727	USD	168,428	Barclays Bank PLC	7/18/2025	12,400
GBP	408,041	USD	537,216	BNP Paribas	7/18/2025	22,922
GBP	367,164	USD	500,222	HSBC Bank	7/18/2025	3,802
GBP	3,943,000	USD	5,362,303	HSBC Bank	8/21/2025	51,597

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
GBP	161,659	USD	216,675	JPMorgan Chase Bank N.A.	7/18/2025	$5,242
GBP	599,307	USD	805,006	Merrill Lynch International	7/18/2025	17,691
GBP	1,423,196	USD	1,845,906	State Street Corp.	7/18/2025	107,781
GBP	803,123	USD	1,066,523	UBS AG	7/18/2025	35,961
HUF	53,591,873	USD	147,760	Goldman Sachs International	7/18/2025	10,077
HUF	111,409,997	USD	322,317	JPMorgan Chase Bank N.A.	7/18/2025	5,805
IDR	12,318,352,755	USD	755,495	Citibank N.A.	8/21/2025	1,860
IDR	15,299,629,448	USD	908,475	Goldman Sachs International	8/05/2025	32,717
IDR	10,772,577,863	USD	652,488	JPMorgan Chase Bank N.A.	8/21/2025	9,830
ILS	1,037,395	USD	276,370	Merrill Lynch International	7/17/2025	31,636
INR	150,462,000	USD	1,734,292	JPMorgan Chase Bank N.A.	8/07/2025	17,580
JPY	37,368,043	USD	258,100	HSBC Bank	7/18/2025	1,855
JPY	263,039,532	USD	1,792,835	State Street Corp.	7/18/2025	37,027
JPY	13,723,139	USD	94,887	UBS AG	7/18/2025	580
KRW	2,534,622,408	USD	1,844,998	Citibank N.A.	7/24/2025	35,655
KRW	9,144,171,309	USD	6,676,651	JPMorgan Chase Bank N.A.	7/24/2025	108,192
KRW	87,044,802	USD	63,938	Morgan Stanley Capital Services LLC	7/24/2025	648
MXN	29,531,106	USD	1,456,259	State Street Corp.	7/18/2025	114,933
MYR	3,592,424	USD	844,422	Barclays Bank PLC	7/11/2025	9,034
NOK	13,511,087	USD	1,269,686	Deutsche Bank AG	7/18/2025	70,902
NOK	155,257,623	USD	14,890,884	Morgan Stanley Capital Services LLC	8/21/2025	517,141
NZD	651,003	USD	378,702	Citibank N.A.	7/18/2025	18,317
NZD	1,236,209	USD	751,137	Deutsche Bank AG	7/18/2025	2,773
NZD	873,212	USD	528,099	State Street Corp.	7/18/2025	4,435
PEN	549,565	USD	148,059	Deutsche Bank AG	7/24/2025	6,993
PLN	2,249,751	USD	594,653	Barclays Bank PLC	7/18/2025	29,286
SEK	5,459,408	USD	569,026	Merrill Lynch International	7/18/2025	8,618
SEK	2,574,977	USD	264,302	State Street Corp.	7/18/2025	8,149
SEK	66,629,497	USD	6,878,891	State Street Corp.	8/21/2025	186,668
SGD	1,381,040	USD	1,041,713	State Street Corp.	7/18/2025	45,714
THB	54,141,769	USD	1,637,434	JPMorgan Chase Bank N.A.	7/18/2025	23,974
USD	250,468	CNY	1,788,000	Citibank N.A.	8/21/2025	68
USD	326,854	GBP	237,650	HSBC Bank	7/18/2025	620
USD	160,541	GBP	116,937	Merrill Lynch International	7/18/2025	16
USD	121,482	JPY	16,948,345	HSBC Bank	7/18/2025	3,579
USD	3,958,588	JPY	564,868,000	HSBC Bank	8/21/2025	14,012
USD	1,643,198	JPY	232,434,979	State Street Corp.	7/18/2025	26,241
USD	1,257,868	NOK	12,516,000	HSBC Bank	8/21/2025	15,759
						$3,169,366
Liability Derivatives
CAD	4,502,000	USD	3,318,681	HSBC Bank	8/21/2025	$(4,329)
CAD	292,590	USD	215,045	Merrill Lynch International	7/18/2025	(9)
GBP	93,562	USD	128,514	Citibank N.A.	7/18/2025	(76)
INR	88,852,218	USD	1,034,609	Citibank N.A.	8/07/2025	(77)
JPY	169,428,975	USD	1,215,712	Deutsche Bank AG	7/18/2025	(37,062)
JPY	24,564,841	USD	171,664	Goldman Sachs International	7/18/2025	(777)
JPY	2,042,728,326	USD	14,338,491	State Street Corp.	7/18/2025	(128,042)
NOK	5,307,112	USD	536,024	Deutsche Bank AG	7/18/2025	(9,445)
SEK	50,554,000	USD	5,374,805	HSBC Bank	8/21/2025	(13,932)
USD	3,996,623	AUD	6,116,000	HSBC Bank	8/21/2025	(32,617)
USD	4,561,057	AUD	7,098,531	State Street Corp.	7/18/2025	(112,088)
USD	5,184,378	AUD	8,096,767	State Street Corp.	8/21/2025	(149,797)
USD	27,725	AUD	43,145	UBS AG	7/18/2025	(679)

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	1,139,739	CAD	1,574,618	BNP Paribas	7/18/2025	$(17,511)
USD	9,852,320	CAD	13,722,830	Citibank N.A.	8/21/2025	(250,366)
USD	1,128,004	CAD	1,558,338	Goldman Sachs International	7/18/2025	(17,281)
USD	122,666	CAD	169,790	JPMorgan Chase Bank N.A.	7/18/2025	(2,120)
USD	1,602,868	CAD	2,212,840	Merrill Lynch International	7/18/2025	(23,437)
USD	1,074,403	CAD	1,512,124	State Street Corp.	7/18/2025	(36,918)
USD	320,913	CHF	262,268	Barclays Bank PLC	7/18/2025	(10,292)
USD	523,025	CHF	439,105	HSBC Bank	7/18/2025	(31,498)
USD	677,086	CHF	546,000	HSBC Bank	8/21/2025	(15,376)
USD	268,771	CHF	220,059	Morgan Stanley Capital Services LLC	7/18/2025	(9,130)
USD	1,060,102	CHF	876,695	State Street Corp.	7/18/2025	(47,031)
USD	8,433,226	CHF	6,977,692	State Street Corp.	8/21/2025	(416,192)
USD	530,000	CLP	496,556,917	JPMorgan Chase Bank N.A.	7/11/2025	(2,997)
USD	1,943,798	CNH	14,109,000	Goldman Sachs International	7/18/2025	(29,656)
USD	1,708,772	CNH	12,362,000	Merrill Lynch International	7/18/2025	(20,324)
USD	17,674,180	CNY	126,331,675	Citibank N.A.	8/21/2025	(17,907)
USD	269,264	COP	1,149,784,960	Citibank N.A.	8/21/2025	(10,322)
USD	562,064	CZK	12,662,746	Deutsche Bank AG	7/18/2025	(41,493)
USD	352,490	CZK	7,843,822	Goldman Sachs International	8/21/2025	(21,768)
USD	361,023	CZK	7,764,905	JPMorgan Chase Bank N.A.	7/18/2025	(9,084)
USD	497,499	DKK	3,297,301	State Street Corp.	8/21/2025	(25,036)
USD	340,253	EUR	299,819	Barclays Bank PLC	7/18/2025	(13,291)
USD	1,014,347	EUR	889,041	Citibank N.A.	7/18/2025	(34,005)
USD	221,979	EUR	197,768	Deutsche Bank AG	7/18/2025	(11,228)
USD	697,012	EUR	624,845	Goldman Sachs International	7/18/2025	(39,801)
USD	9,012,283	EUR	7,920,972	HSBC Bank	7/18/2025	(328,079)
USD	7,707,128	EUR	6,625,000	HSBC Bank	8/21/2025	(122,627)
USD	3,424,372	EUR	3,006,116	JPMorgan Chase Bank N.A.	7/18/2025	(120,423)
USD	1,224,323	EUR	1,081,573	Merrill Lynch International	7/18/2025	(51,060)
USD	79,850	EUR	70,584	Morgan Stanley Capital Services LLC	7/18/2025	(3,382)
USD	23,630,240	EUR	21,003,779	Morgan Stanley Capital Services LLC	8/21/2025	(1,193,069)
USD	395,560	EUR	357,080	NatWest Markets PLC	7/18/2025	(25,506)
USD	6,967,416	EUR	6,110,374	State Street Corp.	7/18/2025	(237,900)
USD	17,690,226	EUR	15,726,021	State Street Corp.	8/21/2025	(895,567)
USD	916,044	EUR	795,256	UBS AG	7/18/2025	(21,717)
USD	85,370	GBP	62,787	Barclays Bank PLC	7/18/2025	(821)
USD	2,849,686	GBP	2,138,172	HSBC Bank	7/18/2025	(85,484)
USD	426,972	GBP	321,346	HSBC Bank	8/21/2025	(14,249)
USD	108,665	GBP	83,228	JPMorgan Chase Bank N.A.	7/18/2025	(5,586)
USD	1,308,051	GBP	980,695	Merrill Lynch International	7/18/2025	(38,195)
USD	671,832	GBP	497,257	Morgan Stanley Capital Services LLC	7/18/2025	(10,776)
USD	3,398,241	GBP	2,513,776	State Street Corp.	7/18/2025	(52,537)
USD	318,111	GBP	236,820	UBS AG	7/18/2025	(6,983)
USD	317,354	HUF	110,991,531	Goldman Sachs International	7/18/2025	(9,536)
USD	782,971	IDR	12,966,131,000	Citibank N.A.	8/21/2025	(14,210)
USD	715,192	IDR	11,744,450,214	JPMorgan Chase Bank N.A.	8/05/2025	(7,295)
USD	373,133	ILS	1,321,342	Morgan Stanley Capital Services LLC	8/21/2025	(19,333)
USD	404,698	INR	34,836,444	Citibank N.A.	8/07/2025	(913)
USD	2,367,902	INR	204,477,774	JPMorgan Chase Bank N.A.	8/07/2025	(12,892)
USD	4,354,388	JPY	634,832,109	Deutsche Bank AG	7/18/2025	(61,887)
USD	1,192,497	JPY	173,513,721	HSBC Bank	7/18/2025	(14,569)
USD	1,291,895	JPY	187,042,187	JPMorgan Chase Bank N.A.	7/18/2025	(9,283)
USD	1,227,819	JPY	176,898,919	Merrill Lynch International	7/18/2025	(2,796)

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	451,372	JPY	65,072,398	Morgan Stanley Capital Services LLC	7/18/2025	$(1,311)
USD	468,909	JPY	68,616,034	State Street Corp.	7/18/2025	(8,425)
USD	9,551,956	JPY	1,376,533,490	State Street Corp.	8/21/2025	(60,628)
USD	6,049,179	KRW	8,561,101,146	Barclays Bank PLC	7/24/2025	(303,035)
USD	361,727	KRW	493,010,705	Citibank N.A.	7/24/2025	(4,079)
USD	2,273,017	KRW	3,156,538,970	Citibank N.A.	8/21/2025	(73,115)
USD	4,043,595	KRW	5,729,774,438	Goldman Sachs International	7/24/2025	(207,815)
USD	1,076,752	KRW	1,523,927,339	JPMorgan Chase Bank N.A.	7/24/2025	(53,980)
USD	601,499	MXN	11,854,487	Goldman Sachs International	8/21/2025	(26,970)
USD	1,575,283	MXN	31,510,722	State Street Corp.	7/18/2025	(101,233)
USD	1,129,950	NOK	11,682,200	Goldman Sachs International	7/18/2025	(29,173)
USD	253,390	NZD	419,927	Deutsche Bank AG	7/18/2025	(2,705)
USD	4,560,968	NZD	7,506,000	HSBC Bank	8/21/2025	(21,854)
USD	319,183	NZD	528,191	State Street Corp.	7/18/2025	(2,937)
USD	8,649,639	NZD	14,691,032	State Street Corp.	8/21/2025	(320,037)
USD	408,483	PLN	1,555,778	State Street Corp.	8/21/2025	(22,635)
USD	184,673	RON	857,000	UBS AG	8/21/2025	(13,459)
USD	397,414	SGD	512,722	Barclays Bank PLC	8/21/2025	(7,311)
USD	572,723	SGD	770,969	State Street Corp.	7/18/2025	(34,336)
USD	821,705	THB	27,161,461	Barclays Bank PLC	7/18/2025	(11,778)
						$(6,316,485)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
BIST 30 Index	Long	TRY	2,385	$7,090,715	August – 2025	$501,823
DAX Index	Long	EUR	4	2,832,853	September – 2025	37,681
FTSE MIB Index	Long	EUR	13	3,051,340	September – 2025	4,925
Hang Seng Index	Long	HKD	60	9,204,135	July – 2025	221,689
Mexbol Index	Long	MXN	223	6,918,591	September – 2025	31,759
MSCI Singapore Index	Long	SGD	228	7,374,361	July – 2025	204,420
S&P/ASX 200 Index	Short	AUD	35	4,916,300	September – 2025	5,091
S&P/TSX 60 Index	Long	CAD	35	8,224,711	September – 2025	69,500
						$1,076,888
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	9	$1,379,792	September – 2025	$5,844
Euro-Buxl 30 yr	Short	EUR	3	419,609	September – 2025	6,919
Euro-Schatz 2 yr	Short	EUR	3	379,006	September – 2025	717
Long Gilt 10 yr	Long	GBP	69	8,811,134	September – 2025	212,482
U.S. Treasury Bond 30 yr	Long	USD	16	1,847,500	September – 2025	62,643
U.S. Treasury Note 2 yr	Long	USD	92	19,138,156	September – 2025	83,062
U.S. Treasury Note 5 yr	Long	USD	51	5,559,000	September – 2025	44,229
						$415,896
						$1,492,784

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
CAC 40 Index	Long	EUR	25	$2,258,720	July – 2025	$(22,155)
FTSE 100 Index	Long	GBP	6	723,894	September – 2025	(10,515)
FTSE Taiwan Index	Short	USD	50	3,647,000	July – 2025	(113,472)
FTSE/JSE Top 40 Index	Short	ZAR	50	2,535,593	September – 2025	(38,596)
IBEX 35 Index	Long	EUR	51	8,362,988	July – 2025	(21,687)
KOSPI 200 Index	Short	KRW	44	3,391,857	September – 2025	(231,364)
Mini Ibovespa	Long	BRL	1,703	8,850,572	August – 2025	(14,207)
NSE IFSC NIFTY 50 Index	Short	USD	147	7,526,694	July – 2025	(150,247)
OMX 30 Index	Short	SEK	154	4,057,986	July – 2025	(14,481)
Russell 2000 Index	Short	USD	107	11,725,595	September – 2025	(180,774)
S&P 500 E-Mini Index	Short	USD	18	5,628,375	September – 2025	(136,954)
Topix Index	Short	JPY	57	11,302,628	September – 2025	(310,312)
						$(1,244,764)
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	42	$3,168,341	September – 2025	$(6,186)
Canadian Treasury Bond 10 yr	Short	CAD	12	1,075,087	September – 2025	(6,495)
Euro-Bobl 5 yr	Long	EUR	45	6,237,956	September – 2025	(22,255)
Japan Government Bond 10 yr	Long	JPY	9	8,688,448	September – 2025	(5,156)
U.S. Treasury Note 10 yr	Short	USD	258	28,928,250	September – 2025	(422,653)
U.S. Treasury Ultra Bond 30 yr	Short	USD	3	357,375	September – 2025	(14,824)
U.S. Treasury Ultra Note 10 yr	Short	USD	45	5,141,953	September – 2025	(91,634)
						$(569,203)
						$(1,813,967)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
9/15/27	USD	107,700,000	centrally cleared	3.599% / Annually	Daily SOFR / Annually	$503,867	$4,266	$508,133
11/18/29	CNY	33,500,000	centrally cleared	1.6445% / Quarterly	CFRR / Quarterly	33,109	—	33,109
12/13/29	CNY	20,400,000	centrally cleared	1.49% / Quarterly	CFRR / Quarterly	1,426	38	1,464
9/18/30	USD	45,300,000	centrally cleared	3.612% / Annually	Daily SOFR / Annually	449,341	11,635	460,976
						$987,743	$15,939	$1,003,682
Inflation Swaps
1/10/30	USD	7,200,000	centrally cleared	CPI-U / At Maturity	2.523% / At Maturity	$5,991	$—	$5,991
3/13/30	USD	2,400,000	centrally cleared	CPI-U / At Maturity	2.463% / At Maturity	9,642	—	9,642
6/15/30	EUR	1,900,000	centrally cleared	HICP / At Maturity	1.831% / At Maturity	7,978	—	7,978
						$23,611	$—	$23,611
						$1,011,354	$15,939	$1,027,293
Liability Derivatives
Inflation Swaps
6/17/27	USD	5,600,000	centrally cleared	CPI-U / At Maturity	2.745% / At Maturity	$(1,240)	$—	$(1,240)
Interest Rate Swaps
9/19/35	USD	24,800,000	centrally cleared	Daily SOFR / Annually	3.872% / Annually	$(359,165)	$(29,805)	$(388,970)

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives - continued
Interest Rate Swaps - continued
9/15/55	USD	11,900,000	centrally cleared	Daily SOFR / Annually	4.031% / Annually	$(214,262)	$(41,531)	$(255,793)
						$(573,427)	$(71,336)	$(644,763)
						$(574,667)	$(71,336)	$(646,003)
At June 30, 2025, the fund had cash collateral of $2,485,393 and other liquid securities with an aggregate value of $20,922,343 to cover any collateral or margin obligations for certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $285,334,869)	$326,930,093
Investments in affiliated issuers, at value (identified cost, $15,635,924)	15,637,405
Cash	570,895
Foreign currency, at value (identified cost, $44,920)	45,064
Restricted cash for
Forward foreign currency exchange contracts	710,000
Deposits with brokers for
Futures contracts	1,764,183
Exchange-traded options	11,210
Receivables for
Forward foreign currency exchange contracts	3,169,366
Net daily variation margin on open futures contracts	345,827
Investments sold	877,317
TBA sale commitments	353,294
Interest and dividends	2,520,494
Receivable from investment adviser	3,877
Other assets	791
Total assets	$352,939,816
Liabilities
Payables for
Net daily variation margin on open cleared swap agreements	$40,068
Forward foreign currency exchange contracts	6,316,485
Investments purchased	3,006,046
When-issued investments purchased	1,292,639
TBA purchase commitments	1,391,720
Fund shares reacquired	323,861
Written options (premiums received, $20,894)	6,210
Payable to affiliates
Administrative services fee	592
Shareholder servicing costs	129
Distribution and/or service fees	8,562
Payable for independent Trustees' compensation	1,398
Deferred foreign capital gains tax expense payable	237
Accrued expenses and other liabilities	145,346
Total liabilities	$12,533,293
Net assets	$340,406,523
Net assets consist of
Paid-in capital	$251,076,694
Total distributable earnings (loss)	89,329,829
Net assets	$340,406,523
Shares of beneficial interest outstanding	22,495,554

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$26,589,890	1,720,165	$15.46
Service Class	313,816,633	20,775,389	15.11
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Interest	$4,682,397
Dividends from unaffiliated issuers	2,166,889
Dividends from affiliated issuers	293,256
Other	589
Income on securities loaned	183
Foreign taxes withheld	(124,417)
Total investment income	$7,018,897
Expenses
Management fee	$1,252,801
Distribution and/or service fees	389,413
Shareholder servicing costs	4,011
Administrative services fee	27,613
Independent Trustees' compensation	4,510
Custodian fee	66,362
Shareholder communications	1,299
Audit and tax fees	51,718
Legal fees	1,183
Miscellaneous	82,777
Total expenses	$1,881,687
Reduction of expenses by investment adviser	(170,024)
Net expenses	$1,711,663
Net investment income (loss)	$5,307,234
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $110 foreign capital gains tax)	$3,200,260
Affiliated issuers	(1,610)
Written options	222,591
Futures contracts	9,457,902
Swap agreements	1,341,683
Forward foreign currency exchange contracts	(1,153,703)
Foreign currency	(28,590)
Net realized gain (loss)	$13,038,533
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $237 increase in deferred foreign capital gains tax)	$18,807,850
Affiliated issuers	653
Written options	(193,507)
Futures contracts	(935,260)
Swap agreements	142,509
Forward foreign currency exchange contracts	(5,956,901)
Translation of assets and liabilities in foreign currencies	249,161
Net unrealized gain (loss)	$12,114,505
Net realized and unrealized gain (loss)	$25,153,038
Change in net assets from operations	$30,460,272
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$5,307,234	$11,400,890
Net realized gain (loss)	13,038,533	20,694,900
Net unrealized gain (loss)	12,114,505	(14,379,500)
Change in net assets from operations	$30,460,272	$17,716,290
Total distributions to shareholders	$—	$(3,880,033)
Change in net assets from fund share transactions	$(32,510,363)	$(56,054,153)
Total change in net assets	$(2,050,091)	$(42,217,896)
Net assets
At beginning of period	342,456,614	384,674,510
At end of period	$340,406,523	$342,456,614
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$14.13	$13.63	$12.98	$15.35	$15.79	$15.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.47	$0.41	$0.28	$0.25	$0.22
Net realized and unrealized gain (loss)	1.08	0.21	0.80	(1.40)	0.19	0.71
Total from investment operations	$1.33	$0.68	$1.21	$(1.12)	$0.44	$0.93
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$(0.06)	$(0.31)	$(0.16)	$(0.28)
From net realized gain	—	(0.07)	(0.50)	(0.94)	(0.72)	(0.72)
Total distributions declared to shareholders	$—	$(0.18)	$(0.56)	$(1.25)	$(0.88)	$(1.00)
Net asset value, end of period (x)	$15.46	$14.13	$13.63	$12.98	$15.35	$15.79
Total return (%) (k)(r)(s)(x)	9.41 (n)	5.00	9.63	(7.20)	2.79	6.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.88 (a)	0.87	0.89	0.84	0.82	0.83
Expenses after expense reductions	0.78 (a)	0.78	0.83	0.77	0.78	0.82
Net investment income (loss)	3.37 (a)	3.33	3.12	2.01	1.59	1.45
Portfolio turnover rate	54 (n)	97	101	90	132	120
Net assets at end of period (000 omitted)	$26,590	$26,922	$32,096	$32,846	$39,123	$43,513
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	N/A	0.76	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$13.82	$13.34	$12.71	$15.05	$15.49	$15.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.42	$0.37	$0.24	$0.21	$0.18
Net realized and unrealized gain (loss)	1.07	0.20	0.78	(1.37)	0.19	0.70
Total from investment operations	$1.29	$0.62	$1.15	$(1.13)	$0.40	$0.88
Less distributions declared to shareholders
From net investment income	$—	$(0.07)	$(0.02)	$(0.27)	$(0.12)	$(0.24)
From net realized gain	—	(0.07)	(0.50)	(0.94)	(0.72)	(0.72)
Total distributions declared to shareholders	$—	$(0.14)	$(0.52)	$(1.21)	$(0.84)	$(0.96)
Net asset value, end of period (x)	$15.11	$13.82	$13.34	$12.71	$15.05	$15.49
Total return (%) (k)(r)(s)(x)	9.33 (n)	4.68	9.35	(7.44)	2.58	5.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.13 (a)	1.12	1.14	1.09	1.07	1.08
Expenses after expense reductions	1.03 (a)	1.03	1.08	1.02	1.03	1.07
Net investment income (loss)	3.12 (a)	3.08	2.87	1.75	1.34	1.19
Portfolio turnover rate	54 (n)	97	101	90	132	120
Net assets at end of period (000 omitted)	$313,817	$315,535	$352,578	$377,941	$483,621	$530,703
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	N/A	1.01	N/A	N/A	N/A

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Global Tactical Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service.

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$62,322,263	$18,810	$—	$62,341,073
United Kingdom	11,241,835	—	—	11,241,835
France	9,302,151	—	—	9,302,151
Japan	8,946,301	—	—	8,946,301
Switzerland	6,104,167	—	—	6,104,167
Germany	2,476,601	324,907	—	2,801,508
Netherlands	2,310,691	—	—	2,310,691
China	2,178,125	—	—	2,178,125
Spain	1,872,684	—	—	1,872,684
Other Countries	10,376,842	—	0	10,376,842
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	11,098,868	—	11,098,868
Non - U.S. Sovereign Debt	—	87,805,836	—	87,805,836
Municipal Bonds	—	2,298,456	—	2,298,456
U.S. Corporate Bonds	—	36,939,106	—	36,939,106
Residential Mortgage-Backed Securities	—	24,616,420	—	24,616,420
Commercial Mortgage-Backed Securities	—	4,974,211	—	4,974,211
Asset-Backed Securities (including CDOs)	—	5,422,683	—	5,422,683
Foreign Bonds	—	36,299,136	—	36,299,136
Investment Companies	15,637,405	—	—	15,637,405
Total	$132,769,065	$209,798,433	$0	$342,567,498

Other Financial Instruments
Futures Contracts – Assets	$1,492,784	$—	$—	$1,492,784
Futures Contracts – Liabilities	(1,813,967)	—	—	(1,813,967)
Forward Foreign Currency Exchange Contracts – Assets	—	3,169,366	—	3,169,366
Forward Foreign Currency Exchange Contracts – Liabilities	—	(6,316,485)	—	(6,316,485)
Swap Agreements – Assets	—	1,027,293	—	1,027,293
Swap Agreements – Liabilities	—	(646,003)	—	(646,003)
Written Options - Liabilities	—	(6,210)	—	(6,210)
For further information regarding security characteristics, see the Portfolio of Investments.  At June 30, 2025, the fund held one level 3 security valued at $0, which was also held and valued at $0 at December 31, 2024.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury.  The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index.  These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount.  The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater.  Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Credit	Written Option Contracts	$—	$(6,210)
Equity	Purchased Option Contracts	370,387	—
Credit	Purchased Option Contracts	13,195	—
Equity	Futures Contracts	1,076,888	(1,244,764)
Interest Rate	Futures Contracts	415,896	(569,203)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	3,169,366	(6,316,485)
Interest Rate	Cleared Swap Agreements	1,027,293	(646,003)
Total		$6,073,025	$(8,782,665)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$2,640,604	$1,326,762	$—	$—	$—
Foreign Exchange	—	—	(1,153,703)	—	—
Equity	6,817,298	—	—	(944,447)	—
Credit	—	14,921	—	38,960	222,591
Total	$9,457,902	$1,341,683	$(1,153,703)	$(905,487)	$222,591
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(362,038)	$141,756	$—	$—	$—
Foreign Exchange	—	—	(5,956,901)	—	—
Equity	(573,222)	—	—	823,310	(208,191)
Credit	—	753	—	(31,822)	14,684
Total	$(935,260)	$142,509	$(5,956,901)	$791,488	$(193,507)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of June 30, 2025:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$345,827	$—
Cleared Swap Agreements (a)	—	(40,068)
Forward Foreign Currency Exchange Contracts	3,169,366	(6,316,485)
Purchased Options (a)	383.582	—
Written Options	—	(6,210)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$3,898,775	$(6,362,763)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	1,994,690	(3,444,363)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$1,904,085	$(2,918,400)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the counterparty at June 30, 2025:

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Counterparty (b)	Cash Collateral Posted by Counterparty (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$68,580	$(68,580)	$—	$—	$—
BNP Paribas	22,922	(17,511)	—	—	5,411
Citibank N.A.	167,609	(167,609)	—	—	—
Deutsche Bank AG	106,253	(106,253)	—	—	—
Goldman Sachs International	378,968	(378,968)	—	—	—
JPMorgan Chase Bank N.A.	328,803	(223,660)	—	—	105,143
Merrill Lynch International	236,229	(142,033)	—	—	94,196
Morgan Stanley Capital Services, Inc.	594,721	(594,721)	—	—	—
Total	$1,904,085	$(1,699,335)	$—	$—	$204,750
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the fund at June 30, 2025:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Fund (b)	Cash Collateral Posted by Fund (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(346,528)	$68,580	$—	$—	$(277,948)
BNP Paribas	(17,511)	17,511	—	—	—
Citibank N.A.	(405,071)	167,609	—	237,462	—
Deutsche Bank AG	(163,819)	106,253	—	50,000	(7,566)
Goldman Sachs International	(382,777)	378,968	—	—	(3,809)
JPMorgan Chase Bank N.A.	(223,660)	223,660	—	—	—
Merrill Lynch International	(142,033)	142,033	—	—	—
Morgan Stanley Capital Services, Inc.	(1,237,001)	594,721	—	390,000	(252,280)
Total	$(2,918,400)	$1,699,335	$—	$677,462	$(541,603)
(b) The amount presented here may be less than the total amount of collateral posted by the counterparty/by the fund. Excess collateral is not shown for purposes of this presentation.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase.  At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities.  The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option.  For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it.  The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.  Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction.  Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker.  For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the  Statement of Operations.
The fund entered into inflation swap agreements in order to manage its exposure to inflation risk.  Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal amount, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$3,880,033
The federal tax cost and the tax basis components of distributable earnings were as follows:

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/25
Cost of investments	$302,817,287
Gross appreciation	47,066,314
Gross depreciation	(7,316,103)
Net unrealized appreciation (depreciation)	$39,750,211
As of 12/31/24
Undistributed ordinary income	25,272,372
Undistributed long-term capital gain	11,952,007
Other temporary differences	(108,274)
Net unrealized appreciation (depreciation)	21,753,452
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$373,232
Service Class	—	3,506,801
Total	$—	$3,880,033
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $300 million	0.75%
In excess of $300 million and up to $2.5 billion	0.675%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $23,510, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.73% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.76% of average daily net assets for the Initial Class shares and 1.01% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, this reduction amounted to $146,514, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $3,843, which equated to 0.0023% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $168.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0163% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $91,578 and $94,925, respectively. The sales transactions resulted in net realized gains (losses) of $86,401.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$39,452,968	$35,759,675
Non-U.S. Government securities	134,751,656	165,066,275
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	50,597	$744,957	55,209	$780,365
Service Class	252,257	3,679,641	410,517	5,677,373
	302,854	$4,424,598	465,726	$6,457,738
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	26,100	$373,232
Service Class	—	—	250,486	3,506,801
	—	$—	276,586	$3,880,033

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(236,184)	$(3,497,879)	(530,651)	$(7,485,591)
Service Class	(2,306,035)	(33,437,082)	(4,270,750)	(58,906,333)
	(2,542,219)	$(36,934,961)	(4,801,401)	$(66,391,924)
Net change
Initial Class	(185,587)	$(2,752,922)	(449,342)	$(6,331,994)
Service Class	(2,053,778)	(29,757,441)	(3,609,747)	(49,722,159)
	(2,239,365)	$(32,510,363)	(4,059,089)	$(56,054,153)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $770 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,373,550	$109,494,522	$101,229,710	$(1,610)	$653	$15,637,405

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$293,256	$—
(8) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Tactical Allocation Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Tactical Allocation Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Tactical Allocation Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

MFS Global Research Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Research Portfolio
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 2.4%
General Dynamics Corp.	1,541	$449,448
Howmet Aerospace, Inc.	4,317	803,523
RTX Corp.	4,017	586,563
		$1,839,534
Alcoholic Beverages – 0.8%
China Resources Beer Holdings Co. Ltd.	38,000	$121,020
Diageo PLC	11,665	292,699
Kweichow Moutai Co. Ltd., “A”	900	177,038
		$590,757
Apparel Manufacturers – 1.5%
Compagnie Financiere Richemont S.A.	3,422	$644,550
LVMH Moet Hennessy Louis Vuitton SE	893	467,679
		$1,112,229
Broadcasting – 0.8%
Spotify Technology S.A. (a)	733	$562,460
Brokerage & Asset Managers – 5.4%
B3 S.A. - Brasil Bolsa Balcao	226,400	$607,556
Barclays PLC	192,968	893,432
Charles Schwab Corp.	7,767	708,661
CME Group, Inc.	1,473	405,988
Euronext N.V.	5,402	923,313
London Stock Exchange Group PLC	3,428	500,424
		$4,039,374
Business Services – 1.9%
Accenture PLC, “A”	2,527	$755,295
Fiserv, Inc. (a)	2,461	424,301
TransUnion	3,064	269,632
		$1,449,228
Computer Software – 10.8%
Atlassian Corp. (a)	2,865	$581,853
Cadence Design Systems, Inc. (a)	1,650	508,448
Constellation Software, Inc.	197	722,350
HubSpot, Inc. (a)	511	284,438
Microsoft Corp.	8,389	4,172,773
Okta, Inc. (a)	3,384	338,298
Salesforce, Inc.	3,506	956,051
Tyler Technologies, Inc. (a)	923	547,191
		$8,111,402
Computer Software - Systems – 4.5%
Apple, Inc.	5,707	$1,170,905
Cap Gemini S.A.	2,909	497,037
CDW Corp.	658	117,512
EPAM Systems, Inc. (a)	3,009	532,052
RESFS-SEM
1

MFS Global Research Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Hitachi Ltd.	37,800	$1,103,774
		$3,421,280
Construction – 2.1%
CRH PLC	4,948	$454,226
James Hardie Industries PLC, GDR (a)	17,769	487,668
Sherwin-Williams Co.	1,246	427,827
Techtronic Industries Co. Ltd.	22,000	241,861
		$1,611,582
Consumer Products – 0.9%
Colgate-Palmolive Co.	2,716	$246,884
Kao Corp.	4,200	188,323
Kenvue, Inc.	10,895	228,032
		$663,239
Electrical Equipment – 2.6%
Emerson Electric Co.	4,542	$605,585
Schneider Electric SE	3,434	913,380
TE Connectivity PLC	2,548	429,771
		$1,948,736
Electronics – 9.1%
ASML Holding N.V.	708	$565,111
Broadcom, Inc.	5,535	1,525,723
Lam Research Corp.	4,466	434,721
Marvell Technology, Inc.	6,621	512,465
NVIDIA Corp.	12,726	2,010,581
NXP Semiconductors N.V.	968	211,498
Taiwan Semiconductor Manufacturing Co. Ltd.	44,000	1,596,604
		$6,856,703
Energy - Independent – 1.2%
ConocoPhillips	6,521	$585,194
Valero Energy Corp.	2,407	323,549
		$908,743
Energy - Integrated – 1.5%
Galp Energia SGPS S.A., “B”	22,095	$405,238
TotalEnergies SE	11,934	732,404
		$1,137,642
Food & Beverages – 1.6%
Mondelez International, Inc.	4,569	$308,133
Nestle S.A.	4,777	474,600
PepsiCo, Inc.	3,349	442,202
		$1,224,935
Food & Drug Stores – 1.4%
Alimentation Couche-Tard, Inc.	6,091	$302,772
Jeronimo Martins SGPS S.A.	11,240	284,399
Walmart de Mexico S.A.B. de C.V.	129,749	429,742
		$1,016,913
2

MFS Global Research Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 0.8%
Flutter Entertainment PLC (a)	1,195	$341,483
Whitbread PLC	7,404	286,904
		$628,387
Health Maintenance Organizations – 0.9%
Cigna Group	2,078	$686,945
Insurance – 2.5%
AIA Group Ltd.	40,000	$358,729
Aon PLC	1,913	682,482
Chubb Ltd.	1,849	535,692
Sompo Holdings, Inc.	10,200	307,760
		$1,884,663
Interactive Media Services – 4.7%
Alphabet, Inc., “A”	6,125	$1,079,409
Meta Platforms, Inc., “A”	3,352	2,474,077
		$3,553,486
Internet – 0.5%
Gartner, Inc. (a)	1,000	$404,220
Leisure & Toys – 1.5%
Sony Group Corp.	12,700	$328,954
Tencent Holdings Ltd.	13,000	832,999
		$1,161,953
Machinery & Tools – 4.3%
Atlas Copco AB, “A”	23,361	$377,420
Daikin Industries Ltd.	3,500	413,788
Eaton Corp. PLC	2,000	713,980
GEA Group AG	4,816	336,977
Nordson Corp.	1,845	395,513
Regal Rexnord Corp.	2,936	425,602
Wabtec Corp.	2,601	544,519
		$3,207,799
Major Banks – 6.0%
Banco Bradesco S.A., ADR	151,298	$467,511
Bank of Ireland Group PLC	40,650	578,674
BNP Paribas S.A.	7,146	642,434
Mitsubishi UFJ Financial Group, Inc.	29,500	406,225
NatWest Group PLC	141,163	990,926
PNC Financial Services Group, Inc.	4,497	838,331
Toronto-Dominion Bank	7,655	563,044
		$4,487,145
Medical Equipment – 3.9%
Agilent Technologies, Inc.	3,413	$402,768
Becton, Dickinson and Co.	2,393	412,194
Boston Scientific Corp. (a)	5,228	561,540
Medtronic PLC	6,542	570,266
QIAGEN N.V. (a)	5,248	252,219
STERIS PLC	1,742	418,463
3

MFS Global Research Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Waters Corp. (a)	993	$346,597
		$2,964,047
Metals & Mining – 0.4%
Glencore PLC	78,802	$306,763
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	88,200	$225,277
Natural Gas - Pipeline – 0.5%
Cheniere Energy, Inc.	1,447	$352,373
Oil Services – 0.3%
TechnipFMC PLC	7,326	$252,307
Other Banks & Diversified Financials – 4.2%
HDFC Bank Ltd.	21,542	$502,756
Julius Baer Group Ltd.	9,656	652,779
Mastercard, Inc., “A”	3,057	1,717,851
Moody's Corp.	558	279,887
		$3,153,273
Pharmaceuticals – 4.4%
AbbVie, Inc.	4,217	$782,760
Daiichi Sankyo Co. Ltd.	9,700	226,662
Johnson & Johnson	5,248	801,632
Pfizer, Inc.	13,289	322,125
Roche Holding AG	2,291	746,102
Vertex Pharmaceuticals, Inc. (a)	1,036	461,227
		$3,340,508
Printing & Publishing – 0.4%
Wolters Kluwer N.V.	1,840	$307,667
Railroad & Shipping – 0.6%
Union Pacific Corp.	1,854	$426,568
Real Estate – 0.2%
LEG Immobilien SE	1,576	$139,883
Restaurants – 1.2%
Aramark	12,085	$505,999
U.S. Foods Holding Corp. (a)	5,495	423,170
		$929,169
Specialty Chemicals – 3.2%
Air Products & Chemicals, Inc.	1,651	$465,681
Akzo Nobel N.V.	4,679	327,391
Corteva, Inc.	5,737	427,578
Croda International PLC	8,855	355,407
Linde PLC	1,718	806,051
		$2,382,108
4

MFS Global Research Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 4.3%
Amazon.com, Inc. (a)	11,926	$2,616,445
Home Depot, Inc.	1,673	613,389
		$3,229,834
Telecom - Infrastructure – 0.9%
American Tower Corp., REIT	1,663	$367,556
Cellnex Telecom S.A.	7,797	302,629
		$670,185
Telecom Services – 1.2%
Advanced Info Service Public Co. Ltd.	25,700	$218,984
KDDI Corp.	19,400	334,100
Koninklijke KPN N.V.	71,041	346,112
		$899,196
Tobacco – 0.6%
Philip Morris International, Inc.	2,567	$467,528
Trucking – 0.4%
J.B. Hunt Transport Services, Inc.	2,123	$304,863
Utilities - Electric Power – 2.4%
Duke Energy Corp.	5,136	$606,048
National Grid PLC	48,577	707,800
PG&E Corp.	33,422	465,902
		$1,779,750
Total Common Stocks (Identified Cost, $46,813,489)		$74,640,654

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	352	$0

Mutual Funds (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $223,973)	223,973	$223,996
Other Assets, Less Liabilities – 0.6%		488,296
Net Assets – 100.0%		$75,352,946

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $223,996 and
$74,640,654, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

5

MFS Global Research Portfolio
Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
6

MFS Global Research Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $46,813,489)	$74,640,654
Investments in affiliated issuers, at value (identified cost, $223,973)	223,996
Foreign currency, at value (identified cost, $10,729)	10,786
Receivables for
Investments sold	575,213
Dividends	196,554
Receivable from investment adviser	3,048
Other assets	322
Total assets	$75,650,573
Liabilities
Payables for
Investments purchased	$86,198
Fund shares reacquired	124,704
Payable to affiliates
Administrative services fee	226
Shareholder servicing costs	38
Distribution and/or service fees	179
Payable for independent Trustees' compensation	612
Deferred foreign capital gains tax expense payable	29,792
Payable for audit and tax fees	38,579
Accrued expenses and other liabilities	17,299
Total liabilities	$297,627
Net assets	$75,352,946
Net assets consist of
Paid-in capital	$32,497,008
Total distributable earnings (loss)	42,855,938
Net assets	$75,352,946
Shares of beneficial interest outstanding	2,016,687

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$68,753,532	1,838,917	$37.39
Service Class	6,599,414	177,770	37.12
See Notes to Financial Statements
7

MFS Global Research Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$788,278
Dividends from affiliated issuers	12,841
Other	22
Foreign taxes withheld	(50,525)
Total investment income	$750,616
Expenses
Management fee	$274,177
Distribution and/or service fees	7,719
Shareholder servicing costs	1,194
Administrative services fee	10,230
Independent Trustees' compensation	1,802
Custodian fee	15,666
Shareholder communications	1,313
Audit and tax fees	40,028
Legal fees	269
Miscellaneous	13,593
Total expenses	$365,991
Reduction of expenses by investment adviser	(47,256)
Net expenses	$318,735
Net investment income (loss)	$431,881
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $8,253 foreign capital gains tax)	$5,375,234
Affiliated issuers	(60)
Foreign currency	(1,038)
Net realized gain (loss)	$5,374,136
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $3,086 decrease in deferred foreign capital gains tax)	$383,277
Affiliated issuers	(13)
Translation of assets and liabilities in foreign currencies	10,822
Net unrealized gain (loss)	$394,086
Net realized and unrealized gain (loss)	$5,768,222
Change in net assets from operations	$6,200,103
See Notes to Financial Statements
8

MFS Global Research Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$431,881	$686,705
Net realized gain (loss)	5,374,136	8,713,782
Net unrealized gain (loss)	394,086	1,493,764
Change in net assets from operations	$6,200,103	$10,894,251
Total distributions to shareholders	$—	$(4,697,740)
Change in net assets from fund share transactions	$(6,010,903)	$(7,251,984)
Total change in net assets	$189,200	$(1,055,473)
Net assets
At beginning of period	75,163,746	76,219,219
At end of period	$75,352,946	$75,163,746
See Notes to Financial Statements
9

MFS Global Research Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$34.38	$31.79	$28.39	$38.03	$34.70	$32.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.31	$0.32	$0.28	$0.18	$0.22
Net realized and unrealized gain (loss)	2.80	4.47	4.99	(6.86)	6.17	4.87
Total from investment operations	$3.01	$4.78	$5.31	$(6.58)	$6.35	$5.09
Less distributions declared to shareholders
From net investment income	$—	$(0.37)	$(0.29)	$(0.19)	$(0.22)	$(0.42)
From net realized gain	—	(1.82)	(1.62)	(2.87)	(2.80)	(2.16)
Total distributions declared to shareholders	$—	$(2.19)	$(1.91)	$(3.06)	$(3.02)	$(2.58)
Net asset value, end of period (x)	$37.39	$34.38	$31.79	$28.39	$38.03	$34.70
Total return (%) (k)(r)(s)(x)	8.76 (n)	15.21	19.28	(17.67)	18.51	16.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.98 (a)	0.98	0.92	0.96	0.91	0.95
Expenses after expense reductions	0.85 (a)	0.85	0.85	0.85	0.85	0.85
Net investment income (loss)	1.20 (a)	0.91	1.06	0.90	0.49	0.69
Portfolio turnover rate	18 (n)	21	22	19	15	32
Net assets at end of period (000 omitted)	$68,754	$69,071	$70,207	$67,891	$92,642	$88,676

See Notes to Financial Statements
10

MFS Global Research Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$34.18	$31.61	$28.23	$37.82	$34.54	$32.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.23	$0.25	$0.20	$0.09	$0.13
Net realized and unrealized gain (loss)	2.77	4.45	4.96	(6.82)	6.13	4.87
Total from investment operations	$2.94	$4.68	$5.21	$(6.62)	$6.22	$5.00
Less distributions declared to shareholders
From net investment income	$—	$(0.29)	$(0.21)	$(0.10)	$(0.14)	$(0.36)
From net realized gain	—	(1.82)	(1.62)	(2.87)	(2.80)	(2.16)
Total distributions declared to shareholders	$—	$(2.11)	$(1.83)	$(2.97)	$(2.94)	$(2.52)
Net asset value, end of period (x)	$37.12	$34.18	$31.61	$28.23	$37.82	$34.54
Total return (%) (k)(r)(s)(x)	8.60 (n)	14.95	18.97	(17.88)	18.20	16.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.23 (a)	1.23	1.17	1.21	1.16	1.21
Expenses after expense reductions	1.10 (a)	1.10	1.10	1.10	1.10	1.10
Net investment income (loss)	0.96 (a)	0.66	0.83	0.65	0.24	0.40
Portfolio turnover rate	18 (n)	21	22	19	15	32
Net assets at end of period (000 omitted)	$6,599	$6,093	$6,012	$6,306	$8,028	$7,705

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
11

MFS Global Research Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Global Research Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and
12

MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$47,660,344	$—	$—	$47,660,344
United Kingdom	4,334,355	—	—	4,334,355
France	4,176,247	—	—	4,176,247
Japan	3,309,586	—	—	3,309,586
Switzerland	2,518,031	—	—	2,518,031
Taiwan	1,596,604	—	—	1,596,604
Canada	1,588,166	0	—	1,588,166
Netherlands	1,546,281	—	—	1,546,281
China	1,356,334	—	—	1,356,334
Other Countries	6,554,706	—	—	6,554,706
Investment Companies	223,996	—	—	223,996
Total	$74,864,650	$0	$—	$74,864,650
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
13

MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$785,244
Long-term capital gains	3,912,496
Total distributions	$4,697,740
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/25
Cost of investments	$47,169,660
Gross appreciation	29,094,958
Gross depreciation	(1,399,968)
Net unrealized appreciation (depreciation)	$27,694,990
As of 12/31/24
Undistributed ordinary income	1,408,450
Undistributed long-term capital gain	7,966,754
Other temporary differences	(34,839)
Net unrealized appreciation (depreciation)	27,315,470
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
14

MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$4,328,300
Service Class	—	369,440
Total	$—	$4,697,740
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $300 million	0.75%
In excess of $300 million	0.675%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $5,083, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.85% of average daily net assets for the Initial Class shares and 1.10% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, this reduction amounted to $42,173, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $1,110, which equated to 0.0030% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $84.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0280% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
15

MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $13,304,108 and $19,148,703, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	24,217	$855,074	12,404	$422,916
Service Class	8,834	279,862	2,932	100,482
	33,051	$1,134,936	15,336	$523,398
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	128,857	$4,328,300
Service Class	—	—	11,054	369,440
	—	$—	139,911	$4,697,740
Shares reacquired
Initial Class	(194,270)	$(6,827,056)	(341,078)	$(11,596,027)
Service Class	(9,329)	(318,783)	(25,916)	(877,095)
	(203,599)	$(7,145,839)	(366,994)	$(12,473,122)
Net change
Initial Class	(170,053)	$(5,971,982)	(199,817)	$(6,844,811)
Service Class	(495)	(38,921)	(11,930)	(407,173)
	(170,548)	$(6,010,903)	(211,747)	$(7,251,984)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $171 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
16

MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$446,020	$6,727,244	$6,949,195	$(60)	$(13)	$223,996

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$12,841	$—
17

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Research Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Research Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Research Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
18

MFS Global Growth Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Growth Portfolio
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Alcoholic Beverages – 1.6%
Kweichow Moutai Co. Ltd., “A”	4,200	$826,179
Apparel Manufacturers – 2.2%
LVMH Moet Hennessy Louis Vuitton SE	1,269	$664,597
NIKE, Inc., “B”	6,724	477,673
		$1,142,270
Automotive – 0.5%
Aptiv PLC (a)	4,054	$276,564
Broadcasting – 1.3%
Walt Disney Co.	5,535	$686,395
Brokerage & Asset Managers – 2.8%
Brookfield Asset Management Ltd.	8,765	$485,124
Charles Schwab Corp.	5,894	537,769
CME Group, Inc.	1,469	404,886
		$1,427,779
Business Services – 7.7%
Accenture PLC, “A”	4,039	$1,207,217
CGI, Inc.	6,656	699,008
Experian PLC	5,590	287,895
Fiserv, Inc. (a)	3,516	606,193
Thompson Reuters Corp.	495	99,542
TransUnion	12,369	1,088,472
		$3,988,327
Computer Software – 10.6%
Microsoft Corp.	7,565	$3,762,907
OBIC Co. Ltd.	14,800	576,666
Salesforce, Inc.	4,141	1,129,209
		$5,468,782
Computer Software - Systems – 3.4%
Apple, Inc.	4,762	$977,019
Cap Gemini S.A.	4,574	781,522
		$1,758,541
Construction – 2.8%
Otis Worldwide Corp.	5,323	$527,083
Pool Corp.	1,485	432,848
Sherwin-Williams Co.	1,425	489,288
		$1,449,219
WGOFS-SEM
1

MFS Global Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 4.0%
Church & Dwight Co., Inc.	9,709	$933,132
Estée Lauder Cos., Inc., “A”	7,473	603,818
L’Oréal S.A.	1,183	505,986
		$2,042,936
Electrical Equipment – 6.4%
Amphenol Corp., “A”	8,932	$882,035
Hubbell, Inc.	2,302	940,160
Schneider Electric SE	3,625	964,182
TE Connectivity PLC	3,191	538,226
		$3,324,603
Electronics – 7.6%
Analog Devices, Inc.	1,128	$268,487
NVIDIA Corp.	9,170	1,448,768
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,401	1,902,742
Texas Instruments, Inc.	1,410	292,744
		$3,912,741
Food & Beverages – 3.0%
McCormick & Co., Inc.	7,374	$559,097
Nestle S.A.	3,891	386,574
PepsiCo, Inc.	4,753	627,586
		$1,573,257
Gaming & Lodging – 1.3%
Hilton Worldwide Holdings, Inc.	2,429	$646,940
General Merchandise – 1.1%
B&M European Value Retail S.A.	71,466	$266,238
Dollarama, Inc.	2,268	319,560
		$585,798
Insurance – 2.7%
Aon PLC	2,612	$931,857
Marsh & McLennan Cos., Inc.	1,992	435,531
		$1,367,388
Interactive Media Services – 1.5%
Alphabet, Inc., “A”	3,580	$630,903
NAVER Corp.	802	155,991
		$786,894
Internet – 0.5%
Gartner, Inc. (a)	644	$260,318
Leisure & Toys – 2.6%
Tencent Holdings Ltd.	21,200	$1,358,429
Machinery & Tools – 3.8%
Daikin Industries Ltd.	5,600	$662,060
Eaton Corp. PLC	2,695	962,088
Graco, Inc.	3,972	341,473
		$1,965,621
2

MFS Global Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.1%
ICON PLC (a)	2,063	$300,063
Veeva Systems, Inc. (a)	980	282,221
		$582,284
Medical Equipment – 10.0%
Agilent Technologies, Inc.	7,714	$910,329
Becton, Dickinson and Co.	4,046	696,923
Boston Scientific Corp. (a)	4,444	477,330
Danaher Corp.	3,939	778,110
Mettler-Toledo International, Inc. (a)	494	580,312
STERIS PLC	4,640	1,114,621
Stryker Corp.	913	361,210
Thermo Fisher Scientific, Inc.	610	247,331
		$5,166,166
Other Banks & Diversified Financials – 9.7%
Credicorp Ltd.	2,765	$618,033
HDFC Bank Ltd.	53,558	1,249,957
Julius Baer Group Ltd.	3,505	236,950
Mastercard, Inc., “A”	795	446,743
Moody's Corp.	1,314	659,089
Visa, Inc., “A”	5,004	1,776,670
		$4,987,442
Printing & Publishing – 1.0%
Wolters Kluwer N.V.	3,056	$510,994
Railroad & Shipping – 1.7%
Canadian Pacific Kansas City Ltd. (l)	11,080	$878,312
Restaurants – 0.3%
Starbucks Corp.	1,933	$177,121
Specialty Chemicals – 0.6%
Sika AG	1,202	$326,310
Specialty Stores – 1.8%
Ross Stores, Inc.	3,645	$465,029
TJX Cos., Inc.	3,711	458,271
		$923,300
Telecom - Infrastructure – 2.6%
American Tower Corp., REIT	4,066	$898,667
Cellnex Telecom S.A.	11,656	452,410
		$1,351,077
Utilities - Electric Power – 1.8%
CMS Energy Corp.	13,295	$921,078
Total Common Stocks (Identified Cost, $29,489,575)		$50,673,065
Mutual Funds (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $1,050,343)	1,050,320	$1,050,425
3

MFS Global Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 1.5%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.26% (j) (Identified Cost, $791,010)	791,010	$791,010
Other Assets, Less Liabilities – (1.6)%		(805,247)
Net Assets – 100.0%		$51,709,253

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,050,425 and
$51,464,075, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
4

MFS Global Growth Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value, including $784,773 of securities on loan (identified cost, $30,280,585)	$51,464,075
Investments in affiliated issuers, at value (identified cost, $1,050,343)	1,050,425
Cash	3,295
Foreign currency, at value (identified cost, $5,056)	5,056
Receivables for
Fund shares sold	198
Interest and dividends	91,203
Receivable from investment adviser	10,262
Other assets	216
Total assets	$52,624,730
Liabilities
Payables for
Fund shares reacquired	$8,400
Collateral for securities loaned, at value	791,010
Payable to affiliates
Administrative services fee	193
Shareholder servicing costs	39
Distribution and/or service fees	270
Payable for independent Trustees' compensation	521
Deferred foreign capital gains tax expense payable	64,140
Accrued expenses and other liabilities	50,904
Total liabilities	$915,477
Net assets	$51,709,253
Net assets consist of
Paid-in capital	$22,860,210
Total distributable earnings (loss)	28,849,043
Net assets	$51,709,253
Shares of beneficial interest outstanding	1,793,510

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$41,754,079	1,445,273	$28.89
Service Class	9,955,174	348,237	28.59
See Notes to Financial Statements
5

MFS Global Growth Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$420,244
Dividends from affiliated issuers	11,058
Income on securities loaned	32
Other	16
Foreign taxes withheld	(25,282)
Total investment income	$406,068
Expenses
Management fee	$223,408
Distribution and/or service fees	11,738
Shareholder servicing costs	1,280
Administrative services fee	8,734
Independent Trustees' compensation	1,546
Custodian fee	6,328
Shareholder communications	1,448
Audit and tax fees	46,390
Legal fees	219
Miscellaneous	13,463
Total expenses	$314,554
Reduction of expenses by investment adviser	(84,319)
Net expenses	$230,235
Net investment income (loss)	$175,833
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $2,268 foreign capital gains tax)	$1,516,711
Affiliated issuers	(17)
Foreign currency	(718)
Net realized gain (loss)	$1,515,976
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $11,455 increase in deferred foreign capital gains tax)	$338,387
Affiliated issuers	(2)
Translation of assets and liabilities in foreign currencies	5,032
Net unrealized gain (loss)	$343,417
Net realized and unrealized gain (loss)	$1,859,393
Change in net assets from operations	$2,035,226
See Notes to Financial Statements
6

MFS Global Growth Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$175,833	$153,480
Net realized gain (loss)	1,515,976	6,053,320
Net unrealized gain (loss)	343,417	(776,032)
Change in net assets from operations	$2,035,226	$5,430,768
Total distributions to shareholders	$—	$(3,975,997)
Change in net assets from fund share transactions	$(1,484,154)	$(1,465,823)
Total change in net assets	$551,072	$(11,052)
Net assets
At beginning of period	51,158,181	51,169,233
At end of period	$51,709,253	$51,158,181
See Notes to Financial Statements
7

MFS Global Growth Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$27.74	$27.04	$23.52	$32.85	$31.23	$28.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.10	$0.10	$0.04	$0.06	$0.03
Net realized and unrealized gain (loss)	1.05	2.87	4.74	(6.13)	5.57	5.57
Total from investment operations	$1.15	$2.97	$4.84	$(6.09)	$5.63	$5.60
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.04)	$(0.05)	$(0.03)	$(0.14)
From net realized gain	—	(2.17)	(1.28)	(3.19)	(3.98)	(2.83)
Total distributions declared to shareholders	$—	$(2.27)	$(1.32)	$(3.24)	$(4.01)	$(2.97)
Net asset value, end of period (x)	$28.89	$27.74	$27.04	$23.52	$32.85	$31.23
Total return (%) (k)(r)(s)(x)	4.15 (n)	11.07	20.99	(19.11)	18.52	20.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.22 (a)	1.21	1.18	1.18	1.15	1.21
Expenses after expense reductions	0.88 (a)	0.88	0.95	1.00	1.00	1.00
Net investment income (loss)	0.75(l) (a)	0.34	0.37	0.16	0.17	0.10
Portfolio turnover rate	7 (n)	21	24	18	19	34
Net assets at end of period (000 omitted)	$41,754	$41,768	$42,714	$40,380	$55,501	$53,591

See Notes to Financial Statements
8

MFS Global Growth Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$27.48	$26.82	$23.36	$32.67	$31.13	$28.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.02	$0.03	$(0.02)	$(0.03)	$(0.04)
Net realized and unrealized gain (loss)	1.04	2.85	4.71	(6.10)	5.55	5.56
Total from investment operations	$1.11	$2.87	$4.74	$(6.12)	$5.52	$5.52
Less distributions declared to shareholders
From net investment income	$—	$(0.04)	$—	$—	$—	$(0.08)
From net realized gain	—	(2.17)	(1.28)	(3.19)	(3.98)	(2.83)
Total distributions declared to shareholders	$—	$(2.21)	$(1.28)	$(3.19)	$(3.98)	$(2.91)
Net asset value, end of period (x)	$28.59	$27.48	$26.82	$23.36	$32.67	$31.13
Total return (%) (k)(r)(s)(x)	4.04 (n)	10.78	20.69	(19.32)	18.21	20.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.47 (a)	1.46	1.43	1.43	1.39	1.46
Expenses after expense reductions	1.13 (a)	1.13	1.20	1.25	1.25	1.25
Net investment income (loss)	0.52(l) (a)	0.09	0.11	(0.09)	(0.10)	(0.16)
Portfolio turnover rate	7 (n)	21	24	18	19	34
Net assets at end of period (000 omitted)	$9,955	$9,390	$8,455	$6,464	$7,110	$2,950

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)
Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
9

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Global Growth Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
10

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$50,673,065	$—	$—	$50,673,065
Investment Companies	1,841,435	—	—	1,841,435
Total	$52,514,500	$—	$—	$52,514,500
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's
11

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
Portfolio of Investments, with a fair value of $784,773.  The fair value of the fund's investment securities on loan and a related liability of $791,010 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$388,491
Long-term capital gains	3,587,506
Total distributions	$3,975,997
The federal tax cost and the tax basis components of distributable earnings were as follows:
12

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/25
Cost of investments	$31,497,770
Gross appreciation	22,327,690
Gross depreciation	(1,310,960)
Net unrealized appreciation (depreciation)	$21,016,730
As of 12/31/24
Undistributed ordinary income	609,191
Undistributed long-term capital gain	5,591,964
Other temporary differences	(54,227)
Net unrealized appreciation (depreciation)	20,666,889
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$3,289,984
Service Class	—	686,013
Total	$—	$3,975,997
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $3,451, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, this reduction amounted to $80,868, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and
13

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $1,153, which equated to 0.0046% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $127.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0352% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $32,056.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $3,570,385 and $5,350,722, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	29,725	$830,812	32,062	$919,568
Service Class	25,342	696,652	22,697	637,371
	55,067	$1,527,464	54,759	$1,556,939
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	119,636	$3,289,984
Service Class	—	—	25,156	686,013
	—	$—	144,792	$3,975,997
Shares reacquired
Initial Class	(90,382)	$(2,498,297)	(225,664)	$(6,396,950)
Service Class	(18,829)	(513,321)	(21,402)	(601,809)
	(109,211)	$(3,011,618)	(247,066)	$(6,998,759)
14

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Net change
Initial Class	(60,657)	$(1,667,485)	(73,966)	$(2,187,398)
Service Class	6,513	183,331	26,451	721,575
	(54,144)	$(1,484,154)	(47,515)	$(1,465,823)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $116 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$571,042	$3,923,565	$3,444,163	$(17)	$(2)	$1,050,425

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$11,058	$—
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Growth Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Growth Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Growth Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
16

MFS Global Governments Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Governments Portfolio
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 96.7%
Foreign Bonds – 55.4%
Albania – 0.3%
Republic of Albania, 4.75%, 2/14/2035	EUR	202,000	$237,512
Australia – 2.2%
Commonwealth of Australia, 3.5%, 12/21/2034	AUD	2,795,000	$1,751,196
Canada – 2.0%
Government of Canada, 1.5%, 12/01/2031	CAD	1,315,000	$880,922
Government of Canada, 2.75%, 12/01/2055		320,000	199,564
OMERS Finance Trust Anleihen, 5.5%, 11/15/2033 (n)		$250,000	263,889
Province of Alberta, 4.5%, 1/24/2034		250,000	249,158
			$1,593,533
Croatia – 0.7%
Republic of Croatia, 3.25%, 2/11/2037	EUR	442,000	$509,192
Finland – 0.4%
Republic of Finland, 3.2%, 4/15/2045	EUR	279,000	$316,345
France – 3.9%
Republic of France, 2.75%, 2/25/2030 (n)	EUR	1,775,000	$2,112,515
Republic of France, 1.25%, 5/25/2034 (n)		1,000,000	1,006,547
			$3,119,062
Greece – 5.2%
Hellenic Republic (Republic of Greece), 1.5%, 6/18/2030 (n)	EUR	2,400,000	$2,683,796
Hellenic Republic (Republic of Greece), 3.625%, 6/15/2035 (n)		1,180,000	1,427,861
			$4,111,657
Italy – 10.2%
Republic of Italy, 4.1%, 2/01/2029	EUR	2,230,000	$2,782,601
Republic of Italy, 2.7%, 10/01/2030 (n)		2,750,000	3,234,667
Republic of Italy, 4.1%, 4/30/2046 (n)		1,500,000	1,788,697
Republic of Italy, 4.3%, 10/01/2054 (n)		248,000	293,020
			$8,098,985
Japan – 15.4%
Government of Japan, 0.1%, 3/20/2026	JPY	720,000,000	$4,986,077
Government of Japan, 2.4%, 6/20/2028		74,300,000	540,261
Government of Japan, 2.3%, 5/20/2030		318,250,000	2,347,697
Government of Japan, 0.4%, 9/20/2040		583,500,000	3,184,908
Government of Japan, 0.6%, 9/20/2050		163,250,000	708,719
Government of Japan, 0.9%, 3/20/2057		97,550,000	405,089
			$12,172,751
Peru – 0.4%
Republic of Peru, 6.85%, 8/12/2035	PEN	1,000,000	$290,543
WGSFS-SEM
1

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Serbia – 0.8%
Republic of Serbia, 1.5%, 6/26/2029	EUR	400,000	$429,736
Republic of Serbia, 6%, 6/12/2034 (n)		$201,000	202,629
			$632,365
Spain – 3.9%
Kingdom of Spain, 3.2%, 10/31/2035 (n)	EUR	1,000,000	$1,175,020
Kingdom of Spain, 4.7%, 7/30/2041		615,000	815,874
Kingdom of Spain, 4%, 10/31/2054		898,000	1,055,283
			$3,046,177
Supranational – 1.4%
European Union, 0%, 7/04/2035	EUR	1,300,000	$1,132,553
Sweden – 1.9%
Kingdom of Sweden, 0.75%, 11/12/2029	SEK	9,000,000	$908,571
Kingdom of Sweden, 1.75%, 11/11/2033		5,550,000	569,132
			$1,477,703
United Kingdom – 6.1%
United Kingdom Treasury, 0.375%, 10/22/2030	GBP	980,000	$1,122,716
United Kingdom Treasury, 4%, 10/22/2031		1,700,000	2,319,454
United Kingdom Treasury, 4.5%, 3/07/2035		400,000	549,302
United Kingdom Treasury, 3.75%, 7/22/2052		364,000	391,843
United Kingdom Treasury, 4%, 1/22/2060		275,000	303,463
United Kingdom Treasury, 3.5%, 7/22/2068		165,000	162,142
			$4,848,920
Uruguay – 0.6%
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	18,000,000	$439,617
Total Foreign Bonds			$43,778,111
U.S. Bonds – 41.3%
Asset-Backed & Securitized – 0.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.111%, 11/15/2054 (i)		$1,012,040	$39,410
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 4.901% (SOFR - 1mo. + 0.6%), 2/18/2028		110,612	110,666
Arbor Multi-Family Mortgage Securities Trust, 2021-MF3, “XA”, 0.836%, 10/15/2054 (i)(n)		3,140,107	94,311
SBNA Auto Receivables Trust, 2025-SF1, “B”, 5.12%, 3/17/2031 (n)		50,000	50,005
			$294,392
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029		$158,000	$149,172
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		$42,000	$41,654
Mortgage-Backed – 0.5%
Freddie Mac, 0.63%, 5/25/2029 (i)		$1,109,582	$18,361
Freddie Mac, 1.476%, 6/25/2030 (i)		1,381,743	76,072
Freddie Mac, 1.261%, 9/25/2030 (i)		329,805	17,525
Freddie Mac, 0.632%, 9/25/2031 (i)		2,295,212	67,275
Freddie Mac, 0.955%, 9/25/2031 (i)		706,831	31,621
Freddie Mac, 0.441%, 11/25/2031 (i)		3,422,551	68,101
Freddie Mac, 0.596%, 12/25/2031 (i)		3,444,413	94,279
2

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.664%, 12/25/2031 (i)	$568,544	$17,261
		$390,495
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 5.09%, 10/01/2025	$96	$96
Small Business Administration, 5.21%, 1/01/2026	3,542	3,536
Small Business Administration, 2.22%, 3/01/2033	127,599	119,404
		$123,036
U.S. Treasury Obligations – 40.0%
U.S. Treasury Bonds, 3.5%, 2/15/2033	$1,869,000	$1,801,687
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	3,686,400	3,672,576
U.S. Treasury Bonds, 2.75%, 11/15/2042	2,646,000	2,015,611
U.S. Treasury Bonds, 2.5%, 2/15/2045	755,000	531,508
U.S. Treasury Bonds, 3%, 2/15/2049	2,570,000	1,893,568
U.S. Treasury Bonds, 4.125%, 8/15/2053	1,902,000	1,698,947
U.S. Treasury Notes, 0.75%, 3/31/2026	2,080,000	2,028,690
U.S. Treasury Notes, 2.375%, 5/15/2027	6,410,000	6,251,503
U.S. Treasury Notes, 2.875%, 8/15/2028 (f)	6,310,000	6,154,715
U.S. Treasury Notes, 0.625%, 8/15/2030	6,587,000	5,617,733
		$31,666,538
Total U.S. Bonds		$32,665,287
Total Bonds (Identified Cost, $77,287,453)		$76,443,398
Mutual Funds (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $2,484,188)	2,484,117	$2,484,366
Other Assets, Less Liabilities – 0.2%		164,454
Net Assets – 100.0%		$79,092,218

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,484,366 and
$76,443,398, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $14,332,957, representing 18.1% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CPI-U	Consumer Price Index - Urban Consumers
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
3

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona
UYU	Uruguayan Peso

Derivative Contracts at 6/30/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	314,926	USD	205,539	Barclays Bank PLC	7/18/2025	$1,784
AUD	594,895	USD	389,525	HSBC Bank	7/18/2025	2,110
AUD	608,608	USD	388,647	JPMorgan Chase Bank N.A.	7/18/2025	12,015
AUD	742,680	USD	476,133	Morgan Stanley Capital Services LLC	7/18/2025	12,793
AUD	637,344	USD	394,860	State Street Corp.	7/18/2025	24,720
CAD	1,331,867	USD	977,017	Goldman Sachs International	7/18/2025	1,825
CAD	34,243	USD	25,120	Merrill Lynch International	7/18/2025	46
CAD	22,830	USD	16,559	Morgan Stanley Capital Services LLC	7/18/2025	220
CAD	24,538	USD	17,642	State Street Corp.	7/18/2025	392
CHF	39,611	USD	47,214	JPMorgan Chase Bank N.A.	7/18/2025	2,809
CHF	475,438	USD	582,313	Morgan Stanley Capital Services LLC	7/18/2025	18,093
CHF	14,323	USD	16,865	State Street Corp.	7/18/2025	1,223
CHF	18,989	USD	23,425	UBS AG	7/18/2025	555
DKK	1,251,656	USD	190,957	State Street Corp.	7/18/2025	6,894
EUR	145,992	USD	167,218	Barclays Bank PLC	7/18/2025	4,935
EUR	42,984	USD	48,929	BNP Paribas	7/18/2025	1,757
EUR	583,484	USD	663,332	Citibank N.A.	7/18/2025	24,708
EUR	184,548	USD	215,340	Goldman Sachs International	7/18/2025	2,276
EUR	2,266,995	USD	2,585,803	HSBC Bank	7/18/2025	87,423
EUR	62,608	USD	70,018	JPMorgan Chase Bank N.A.	7/18/2025	3,809
EUR	757,454	USD	854,974	Morgan Stanley Capital Services LLC	7/18/2025	38,210
EUR	1,682,002	USD	1,878,141	State Street Corp.	7/18/2025	105,266
EUR	3,550,724	USD	4,069,174	UBS AG	7/18/2025	117,819
GBP	8,664	USD	11,580	Barclays Bank PLC	7/18/2025	314
GBP	214,340	USD	282,484	Morgan Stanley Capital Services LLC	7/18/2025	11,751
GBP	1,033,847	USD	1,340,992	State Street Corp.	7/18/2025	78,220
INR	48,019,000	USD	553,486	Citibank N.A.	8/07/2025	5,614
JPY	61,667,362	USD	426,345	JPMorgan Chase Bank N.A.	7/18/2025	2,651
JPY	47,036,753	USD	323,607	State Street Corp.	7/18/2025	3,609
KRW	829,747,549	USD	587,671	Morgan Stanley Capital Services LLC	7/24/2025	27,990
NOK	8,633	USD	811	Deutsche Bank AG	7/18/2025	45
SEK	114,584	USD	12,063	Merrill Lynch International	7/18/2025	61
SEK	1,713,666	USD	177,878	Morgan Stanley Capital Services LLC	7/18/2025	3,440
USD	171,902	JPY	24,618,199	HSBC Bank	7/18/2025	643
USD	532,810	JPY	75,285,529	JPMorgan Chase Bank N.A.	7/18/2025	9,078
USD	446,311	JPY	63,399,959	Morgan Stanley Capital Services LLC	7/18/2025	5,263
						$620,361
Liability Derivatives
CAD	274,721	USD	202,428	JPMorgan Chase Bank N.A.	7/18/2025	$(524)
JPY	13,188,728	USD	92,405	BNP Paribas	7/18/2025	(656)
4

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
JPY	9,485,673	USD	66,883	Merrill Lynch International	7/18/2025	$(895)
JPY	156,656,793	USD	1,108,716	Morgan Stanley Capital Services LLC	7/18/2025	(18,917)
JPY	809,631,482	USD	5,682,210	State Street Corp.	7/18/2025	(49,925)
NOK	1,938,422	USD	195,724	State Street Corp.	7/18/2025	(3,392)
USD	174,398	AUD	272,958	HSBC Bank	7/18/2025	(5,297)
USD	70,199	AUD	108,514	JPMorgan Chase Bank N.A.	7/18/2025	(1,238)
USD	774,974	AUD	1,194,647	Morgan Stanley Capital Services LLC	7/18/2025	(11,491)
USD	1,075,026	AUD	1,670,547	State Street Corp.	7/18/2025	(24,738)
USD	198,771	CAD	280,382	Barclays Bank PLC	7/18/2025	(7,294)
USD	78,355	CAD	108,253	BNP Paribas	7/18/2025	(1,204)
USD	77,549	CAD	107,134	Goldman Sachs International	7/18/2025	(1,188)
USD	110,195	CAD	152,130	Merrill Lynch International	7/18/2025	(1,611)
USD	92,894	CAD	131,529	Morgan Stanley Capital Services LLC	7/18/2025	(3,772)
USD	331,323	CHF	266,995	Deutsche Bank AG	7/18/2025	(5,851)
USD	349,014	CHF	281,366	State Street Corp.	7/18/2025	(6,309)
USD	31,669	DKK	209,154	Morgan Stanley Capital Services LLC	7/18/2025	(1,393)
USD	875,221	EUR	771,330	Barclays Bank PLC	7/18/2025	(34,327)
USD	3,398,423	EUR	2,974,958	HSBC Bank	7/18/2025	(109,629)
USD	2,817,689	EUR	2,520,690	JPMorgan Chase Bank N.A.	7/18/2025	(154,694)
USD	163,587	EUR	143,462	Merrill Lynch International	7/18/2025	(5,583)
USD	423,746	EUR	369,514	Morgan Stanley Capital Services LLC	7/18/2025	(11,982)
USD	2,097,826	EUR	1,844,936	State Street Corp.	7/18/2025	(77,711)
USD	1,208,570	EUR	1,066,091	UBS AG	7/18/2025	(48,558)
USD	23,316	GBP	17,506	Barclays Bank PLC	7/18/2025	(716)
USD	1,060,394	GBP	788,945	HSBC Bank	7/18/2025	(22,628)
USD	437,727	GBP	324,799	Merrill Lynch International	7/18/2025	(8,140)
USD	177,401	GBP	131,474	Morgan Stanley Capital Services LLC	7/18/2025	(3,079)
USD	584,578	GBP	442,494	State Street Corp.	7/18/2025	(22,855)
USD	557,982	INR	48,019,000	Deutsche Bank AG	8/07/2025	(1,117)
USD	450,055	JPY	64,845,457	Deutsche Bank AG	7/18/2025	(1,049)
USD	1,635,283	JPY	237,941,076	HSBC Bank	7/18/2025	(19,979)
USD	1,058,280	JPY	153,195,020	JPMorgan Chase Bank N.A.	7/18/2025	(7,437)
USD	1,374,581	JPY	202,127,160	Morgan Stanley Capital Services LLC	7/18/2025	(31,537)
USD	894,898	JPY	128,722,446	State Street Corp.	7/18/2025	(573)
USD	475,438	JPY	69,750,751	UBS AG	7/18/2025	(9,790)
USD	586,024	KRW	829,751,673	Barclays Bank PLC	7/24/2025	(29,640)
USD	408,605	SEK	3,979,808	Deutsche Bank AG	7/18/2025	(12,487)
USD	408,789	SEK	3,901,927	Goldman Sachs International	7/18/2025	(4,062)
USD	905,804	SEK	8,589,607	HSBC Bank	7/18/2025	(3,038)
USD	194,155	SEK	1,895,602	Morgan Stanley Capital Services LLC	7/18/2025	(6,414)
						$(772,720)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	29	$4,020,013	September - 2025	$345
Euro-Buxl 30 yr	Short	EUR	6	839,219	September - 2025	13,841
Euro-Schatz 2 yr	Short	EUR	86	10,864,822	September - 2025	20,561
Japan Government Bond 10 yr	Long	JPY	3	2,896,149	September - 2025	3,371
5

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
Interest Rate Futures - continued
Long Gilt 10 yr	Long	GBP	8	$1,021,581	September - 2025	$20,260
U.S. Treasury Note 10 yr	Long	USD	31	3,475,875	September - 2025	44,913
U.S. Treasury Note 2 yr	Long	USD	11	2,288,258	September - 2025	9,757
U.S. Treasury Ultra Bond 30 yr	Long	USD	1	119,125	September - 2025	1,965
						$115,013
Liability Derivatives
Interest Rate Futures
Euro-BTP 10 yr	Short	EUR	10	$1,425,320	September - 2025	$(3,321)
Euro-BTP Short-Term	Long	EUR	75	9,536,536	September - 2025	(17,405)
Euro-Bund 10 yr	Long	EUR	19	2,912,894	September - 2025	(21,977)
						$(42,703)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
2/05/27	USD	4,400,000	centrally cleared	CPI-U /At Maturity	2.755% / At Maturity	$5,371	$—	$5,371
At June 30, 2025, the fund had liquid securities with an aggregate value of $319,772  to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
6

MFS Global Governments Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $77,287,453)	$76,443,398
Investments in affiliated issuers, at value (identified cost, $2,484,188)	2,484,366
Cash	256
Foreign currency, at value (identified cost, $379)	428
Receivables for
Net daily variation margin on open cleared swap agreements	267
Forward foreign currency exchange contracts	620,361
Net daily variation margin on open futures contracts	13,454
Fund shares sold	92,294
Interest	536,134
Receivable from investment adviser	13,096
Other assets	369
Total assets	$80,204,423
Liabilities
Payables for
Forward foreign currency exchange contracts	$772,720
Investments purchased	275,021
Fund shares reacquired	1,052
Payable to affiliates
Administrative services fee	232
Shareholder servicing costs	20
Distribution and/or service fees	15
Payable for independent Trustees' compensation	628
Payable for audit and tax fees	41,951
Accrued expenses and other liabilities	20,566
Total liabilities	$1,112,205
Net assets	$79,092,218
Net assets consist of
Paid-in capital	$93,753,738
Total distributable earnings (loss)	(14,661,520)
Net assets	$79,092,218
Shares of beneficial interest outstanding	8,773,486

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$78,532,414	8,709,747	$9.02
Service Class	559,804	63,739	8.78
See Notes to Financial Statements
7

MFS Global Governments Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Interest	$1,347,441
Dividends from affiliated issuers	52,351
Other	21
Foreign taxes withheld	(104)
Total investment income	$1,399,709
Expenses
Management fee	$299,377
Distribution and/or service fees	668
Shareholder servicing costs	741
Administrative services fee	10,669
Independent Trustees' compensation	1,870
Custodian fee	13,974
Shareholder communications	2,042
Audit and tax fees	43,610
Legal fees	655
Miscellaneous	17,834
Total expenses	$391,440
Reduction of expenses by investment adviser	(111,919)
Net expenses	$279,521
Net investment income (loss)	$1,120,188
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(634,784)
Affiliated issuers	(989)
Futures contracts	(7,956)
Swap agreements	8,928
Forward foreign currency exchange contracts	(25,834)
Foreign currency	(16,230)
Net realized gain (loss)	$(676,865)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$5,396,535
Affiliated issuers	(185)
Futures contracts	21,374
Swap agreements	14,037
Forward foreign currency exchange contracts	(278,361)
Translation of assets and liabilities in foreign currencies	26,128
Net unrealized gain (loss)	$5,179,528
Net realized and unrealized gain (loss)	$4,502,663
Change in net assets from operations	$5,622,851
See Notes to Financial Statements
8

MFS Global Governments Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$1,120,188	$2,470,339
Net realized gain (loss)	(676,865)	(2,166,203)
Net unrealized gain (loss)	5,179,528	(4,251,274)
Change in net assets from operations	$5,622,851	$(3,947,138)
Change in net assets from fund share transactions	$(9,920,573)	$(3,189,783)
Total change in net assets	$(4,297,722)	$(7,136,921)
Net assets
At beginning of period	83,389,940	90,526,861
At end of period	$79,092,218	$83,389,940
See Notes to Financial Statements
9

MFS Global Governments Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$8.41	$8.81	$8.61	$10.57	$11.69	$10.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.24	$0.19	$0.05	$0.03	$0.05
Net realized and unrealized gain (loss)	0.49	(0.64)	0.01	(1.87)	(0.89)	1.08
Total from investment operations	$0.61	$(0.40)	$0.20	$(1.82)	$(0.86)	$1.13
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.14)	$(0.26)	$(0.15)
Net asset value, end of period (x)	$9.02	$8.41	$8.81	$8.61	$10.57	$11.69
Total return (%) (k)(r)(s)(x)	7.25 (n)	(4.54)	2.32	(17.23)	(7.43)	10.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.98 (a)	0.95	0.93	0.93	0.89	0.90
Expenses after expense reductions	0.70 (a)	0.70	0.74	0.76	0.76	0.83
Net investment income (loss)	2.81 (a)	2.82	2.25	0.53	0.31	0.46
Portfolio turnover rate	60 (n)	93	155	116	132	98
Net assets at end of period (000 omitted)	$78,532	$82,853	$90,034	$92,464	$122,646	$129,401

Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$8.20	$8.61	$8.44	$10.35	$11.46	$10.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.21	$0.17	$0.02	$0.01	$0.02
Net realized and unrealized gain (loss)	0.47	(0.62)	(0.00)(w)	(1.82)	(0.89)	1.06
Total from investment operations	$0.58	$(0.41)	$0.17	$(1.80)	$(0.88)	$1.08
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.11)	$(0.23)	$(0.12)
Net asset value, end of period (x)	$8.78	$8.20	$8.61	$8.44	$10.35	$11.46
Total return (%) (k)(r)(s)(x)	7.07 (n)	(4.76)	2.01	(17.38)	(7.72)	10.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.23 (a)	1.20	1.18	1.18	1.14	1.15
Expenses after expense reductions	0.95 (a)	0.95	0.99	1.01	1.01	1.08
Net investment income (loss)	2.55 (a)	2.56	1.99	0.28	0.06	0.20
Portfolio turnover rate	60 (n)	93	155	116	132	98
Net assets at end of period (000 omitted)	$560	$537	$493	$532	$777	$841

See Notes to Financial Statements
10

MFS Global Governments Portfolio
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
11

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Global Governments Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared
12

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$31,789,574	$—	$31,789,574
Non - U.S. Sovereign Debt	—	43,265,064	—	43,265,064
U.S. Corporate Bonds	—	190,826	—	190,826
Residential Mortgage-Backed Securities	—	390,495	—	390,495
Commercial Mortgage-Backed Securities	—	133,721	—	133,721
Asset-Backed Securities (including CDOs)	—	160,671	—	160,671
Foreign Bonds	—	513,047	—	513,047
Investment Companies	2,484,366	—	—	2,484,366
Total	$2,484,366	$76,443,398	$—	$78,927,764

Other Financial Instruments
Futures Contracts – Assets	$115,013	$—	$—	$115,013
Futures Contracts – Liabilities	(42,703)	—	—	(42,703)
Forward Foreign Currency Exchange Contracts – Assets	—	620,361	—	620,361
Forward Foreign Currency Exchange Contracts – Liabilities	—	(772,720)	—	(772,720)
Swap Agreements – Assets	—	5,371	—	5,371
For further information regarding security characteristics, see the Portfolio of Investments.
13

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$115,013	$(42,703)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	620,361	(772,720)
Interest Rate	Cleared Swap Agreements	5,371	—
Total		$740,745	$(815,423)
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$(7,956)	$8,928	$—
Foreign Exchange	—	—	(25,834)
Total	$(7,956)	$8,928	$(25,834)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$21,374	$14,037	$—
Foreign Exchange	—	—	(278,361)
Total	$21,374	$14,037	$(278,361)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out
14

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of June 30, 2025:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$13,454	$—
Cleared Swap Agreements (a)	267	—
Forward Foreign Currency Exchange Contracts	620,361	(772,720)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$634,082	$(772,720)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	442,595	(404,422)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$191,487	$(368,298)
(a) The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the counterparty at June 30, 2025:
15

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Counterparty (b)	Cash Collateral Posted by Counterparty (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$7,033	$(7,033)	$—	$—	$—
BNP Paribas	1,757	(1,757)	—	—	—
Citibank N.A.	30,322	—	—	—	30,322
Deutsche Bank AG	45	(45)	—	—	—
Goldman Sachs International	4,101	(4,101)	—	—	—
JPMorgan Chase Bank N.A.	30,362	(30,362)	—	—	—
Merrill Lynch International	107	(107)	—	—	—
Morgan Stanley Capital Services LLC	117,760	(88,585)	—	—	29,175
Total	$191,487	$(131,990)	$—	$—	$59,497
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the fund at June 30, 2025:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Fund (b)	Cash Collateral Posted by Fund (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(71,977)	$7,033	$—	$—	$(64,944)
BNP Paribas	(1,860)	1,757	—	—	(103)
Deutsche Bank AG	(20,504)	45	—	—	(20,459)
Goldman Sachs International	(5,250)	4,101	—	—	(1,149)
JPMorgan Chase Bank N.A.	(163,893)	30,362	—	—	(133,531)
Merrill Lynch International	(16,229)	107	—	—	(16,122)
Morgan Stanley Capital Services LLC	(88,585)	88,585	—	—	—
Total	$(368,298)	$131,990	$—	$—	$(236,308)
(b) The amount presented here may be less than the total amount of collateral posted by the counterparty/by the fund. Excess collateral is not shown for purposes of this presentation.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
16

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into inflation swap agreements in order to manage its exposure to inflation risk.  Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing
17

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and derivative transactions.
The fund declared no distributions for the current period or for the year ended December 31, 2024.
18

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/25
Cost of investments	$80,598,808
Gross appreciation	2,835,631
Gross depreciation	(4,506,675)
Net unrealized appreciation (depreciation)	$(1,671,044)
As of 12/31/24
Undistributed ordinary income	1,446,679
Capital loss carryforwards	(14,627,828)
Other temporary differences	(12,014)
Net unrealized appreciation (depreciation)	(7,091,208)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(5,865,284)
Long-Term	(8,762,544)
Total	$(14,627,828)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $300 million	0.75%
In excess of $300 million and up to $1 billion	0.675%
In excess of $1 billion	0.625%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $5,550, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, (such as interest expenses on cash collateral held at brokers), such that total annual operating expenses do not exceed 0.69% of average daily net assets for the Initial Class shares and 0.94% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, this reduction amounted to $106,369, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by
19

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $629, which equated to 0.0016% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $112.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0267% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$6,126,447	$11,020,102
Non-U.S. Government securities	41,136,009	44,357,651
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	101,195	$879,366	670,975	$5,743,109
Service Class	1,697	14,566	14,295	117,641
	102,892	$893,932	685,270	$5,860,750
Shares reacquired
Initial Class	(1,242,496)	$(10,785,628)	(1,039,877)	$(8,998,728)
Service Class	(3,428)	(28,877)	(6,101)	(51,805)
	(1,245,924)	$(10,814,505)	(1,045,978)	$(9,050,533)
Net change
Initial Class	(1,141,301)	$(9,906,262)	(368,902)	$(3,255,619)
Service Class	(1,731)	(14,311)	8,194	65,836
	(1,143,032)	$(9,920,573)	(360,708)	$(3,189,783)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 53%, 24%, and 16%, respectively, of the value of outstanding voting shares of the fund.
20

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $188 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,773,068	$31,165,551	$32,453,079	$(989)	$(185)	$2,484,366

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$52,351	$—
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Governments Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Governments Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Governments Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
22

MFS Emerging Markets Equity Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Emerging Markets Equity Portfolio
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Airlines – 0.4%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	4,991	$65,564
Grupo Aeroportuario del Sureste, “B”	2,018	64,424
		$129,988
Alcoholic Beverages – 3.2%
Ambev S.A., ADR	104,847	$252,681
China Resources Beer Holdings Co. Ltd.	81,000	257,963
Kweichow Moutai Co. Ltd., “A”	2,600	511,444
Wuliangye Yibin Co. Ltd., “A”	9,000	149,341
		$1,171,429
Automotive – 3.4%
BYD Co. Ltd.	16,500	$257,486
Hero MotoCorp Ltd.	1,923	95,009
Mahindra & Mahindra Ltd.	12,473	462,967
Maruti Suzuki India Ltd.	1,520	219,776
PT Astra International Tbk	823,100	228,146
		$1,263,384
Biotechnology – 0.7%
Hugel, Inc. (a)	868	$249,544
Brokerage & Asset Managers – 0.3%
B3 S.A. - Brasil Bolsa Balcao	35,300	$94,729
Business Services – 3.6%
Infosys Ltd.	38,642	$721,744
Tata Consultancy Services Ltd.	15,478	624,823
		$1,346,567
Chemicals – 0.7%
UPL Ltd.	35,371	$272,727
Computer Software – 1.2%
Kingsoft Corp.	84,200	$438,701
Computer Software - Systems – 5.4%
EPAM Systems, Inc. (a)	1,283	$226,860
Hon Hai Precision Industry Co. Ltd.	46,000	253,526
Lenovo Group Ltd.	234,000	280,802
Samsung Electronics Co. Ltd.	27,770	1,230,473
		$1,991,661
Conglomerates – 0.6%
LG Corp.	3,922	$231,321
FCEFS-SEM
1

MFS Emerging Markets Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 3.3%
Anhui Conch Cement Co. Ltd.	65,000	$165,275
Beijing New Building Materials PLC, “A”	49,100	181,448
Gree Electric Appliances, Inc., “A”	35,400	221,920
Midea Group Co. Ltd., “A”	34,800	350,647
Techtronic Industries Co. Ltd.	25,500	280,340
		$1,199,630
Consumer Products – 0.1%
Dabur India Ltd.	7,623	$43,133
Consumer Services – 0.2%
MakeMyTrip Ltd. (a)	704	$69,006
Electronics – 14.1%
ASE Technology Holding Co. Ltd	96,000	$484,732
MediaTek, Inc.	12,000	513,488
SK Hynix, Inc.	988	213,764
SK Square Co. Ltd. (a)	1,837	249,089
Taiwan Semiconductor Manufacturing Co. Ltd.	103,258	3,746,867
		$5,207,940
Energy - Independent – 1.9%
Bharat Petroleum Corp. Ltd.	61,445	$237,834
PT United Tractors Tbk	148,800	196,598
Reliance Industries Ltd.	15,677	274,311
		$708,743
Energy - Integrated – 3.3%
Galp Energia SGPS S.A., “B”	16,699	$306,271
Petroleo Brasileiro S.A., ADR	38,139	477,119
Petroleo Brasileiro S.A., ADR	13,638	157,383
Petronet LNG Ltd.	60,770	213,928
Saudi Arabian Oil Co.	11,728	76,050
		$1,230,751
Engineering - Construction – 0.5%
Doosan Bobcat, Inc.	3,998	$172,409
Food & Beverages – 2.1%
Gruma S.A.B. de C.V.	15,427	$266,183
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	63,741	248,008
Orion Corp.	3,273	263,858
		$778,049
Food & Drug Stores – 1.6%
BIM Birlesik Magazalar A.S.	22,517	$279,782
Walmart de Mexico S.A.B. de C.V.	98,589	326,537
		$606,319
Gaming & Lodging – 0.9%
ITC Hotels Ltd. (a)	5,725	$14,846
Sands China Ltd.	152,800	318,060
		$332,906
2

MFS Emerging Markets Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 5.4%
AIA Group Ltd.	50,600	$453,791
DB Insurance Co. Ltd.	3,688	336,937
Hyundai Marine & Fire Insurance Co. Ltd. (a)	14,991	293,800
Ping An Insurance Co. of China Ltd., “H”	89,000	565,182
Samsung Fire & Marine Insurance Co. Ltd.	1,071	344,409
		$1,994,119
Interactive Media Services – 0.2%
Baidu, Inc., ADR (a)	736	$63,119
Leisure & Toys – 7.9%
NetEase, Inc., ADR	4,902	$659,711
Tencent Holdings Ltd.	35,500	2,274,728
		$2,934,439
Machinery & Tools – 1.6%
Delta Electronics, Inc.	42,000	$593,797
Major Banks – 3.5%
Banco Bradesco S.A., ADR	120,828	$373,359
Bandhan Bank Ltd.	69,641	153,996
National Bank of Greece S.A.	21,899	279,370
Nedbank Group Ltd.	18,376	252,279
OTP Bank PLC	2,990	238,844
		$1,297,848
Metals & Mining – 2.3%
Industries Qatar Q.P.S.C.	69,904	$237,109
Vale S.A., ADR	61,603	598,165
		$835,274
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	50,100	$127,963
Network & Telecom – 0.9%
Accton Technology Corp.	5,000	$124,948
GDS Holdings Ltd., “A” (a)	18,500	69,523
GDS Holdings Ltd., ADR (a)	4,761	145,544
		$340,015
Oil Services – 1.3%
ADNOC Drilling Co. PJSC	155,998	$242,114
Samsung E&A Co. Ltd.	15,417	252,457
		$494,571
Other Banks & Diversified Financials – 16.0%
Bangkok Bank Public Co. Ltd.	62,200	$265,953
Bank Negara Indonesia PT	1,225,900	311,100
China Construction Bank Corp.	845,670	853,216
China Merchants Bank Co. Ltd.	75,000	524,048
Credicorp Ltd.	1,425	318,516
Emirates NBD Bank PJSC	48,630	301,902
Grupo Financiero Banorte S.A. de C.V.	33,580	306,944
HDFC Bank Ltd.	36,410	849,751
Kasikornbank Co. Ltd.	99,600	465,696
3

MFS Emerging Markets Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
KB Financial Group, Inc.	4,524	$371,748
Kotak Mahindra Bank Ltd.	22,739	573,645
PT Bank Central Asia Tbk	436,300	233,132
Saudi Awwal Bank	21,150	190,043
Saudi Tadawul Group Holding Co.	3,901	183,479
Sberbank of Russia PJSC (a)(u)	286,804	0
State Bank of India	18,533	177,280
		$5,926,453
Pharmaceuticals – 0.3%
WuXi AppTec Co. Ltd.	400	$4,008
WuXi AppTec Co. Ltd., “A”	12,300	119,386
		$123,394
Precious Metals & Minerals – 0.8%
Gold Fields Ltd., ADR	13,041	$308,681
Real Estate – 1.5%
Emaar Properties PJSC	80,184	$296,929
Hang Lung Properties Ltd.	142,000	135,489
SM Investments Corp.	6,550	101,395
		$533,813
Specialty Stores – 5.8%
Alibaba Group Holding Ltd.	86,048	$1,203,583
Meituan, “B” (a)	21,500	343,180
PDD Holdings, Inc., ADR (a)	4,145	433,816
Vipshop Holdings Ltd., ADR	11,771	177,154
		$2,157,733
Telecom Services – 1.8%
Etihad Etisalat Co.	13,812	$218,384
Hellenic Telecommunications Organization S.A.	10,941	208,012
PT Telekom Indonesia	1,485,600	254,387
		$680,783
Tobacco – 1.4%
British American Tobacco PLC	5,278	$250,889
ITC Ltd.	56,499	274,359
		$525,248
Utilities - Electric Power – 0.4%
NTPC Ltd.	37,135	$145,015
Total Common Stocks (Identified Cost, $25,194,011)		$36,621,202
Mutual Funds (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $365,899)	365,891	$365,928
Other Assets, Less Liabilities – 0.0%		18,477
Net Assets – 100.0%		$37,005,607
4

MFS Emerging Markets Equity Portfolio
Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $365,928 and
$36,621,202, respectively.

(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
5

MFS Emerging Markets Equity Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $25,194,011)	$36,621,202
Investments in affiliated issuers, at value (identified cost, $365,899)	365,928
Cash	3,714
Foreign currency, at value (identified cost, $48,078)	48,039
Receivables for
Investments sold	137,639
Fund shares sold	3,216
Dividends	110,859
Receivable from investment adviser	18,158
Other assets	2,325
Total assets	$37,311,080
Liabilities
Payables for
Investments purchased	$50,443
Fund shares reacquired	41,642
Payable to affiliates
Administrative services fee	192
Shareholder servicing costs	78
Distribution and/or service fees	552
Payable for independent Trustees' compensation	561
Deferred foreign capital gains tax expense payable	115,144
Payable for custodian fee	54,435
Payable for audit and tax fees	42,426
Total liabilities	$305,473
Net assets	$37,005,607
Net assets consist of
Paid-in capital	$24,067,619
Total distributable earnings (loss)	12,937,988
Net assets	$37,005,607
Shares of beneficial interest outstanding	2,376,807

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$17,027,790	1,081,926	$15.74
Service Class	19,977,817	1,294,881	15.43
See Notes to Financial Statements
6

MFS Emerging Markets Equity Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$784,253
Dividends from affiliated issuers	11,223
Other	3,707
Income on securities loaned	101
Foreign taxes withheld	(77,125)
Total investment income	$722,159
Expenses
Management fee	$184,433
Distribution and/or service fees	24,100
Shareholder servicing costs	2,604
Administrative services fee	8,679
Independent Trustees' compensation	1,477
Custodian fee	58,192
Shareholder communications	1,523
Audit and tax fees	52,128
Legal fees	186
Miscellaneous	13,383
Total expenses	$346,705
Reduction of expenses by investment adviser	(106,286)
Net expenses	$240,419
Net investment income (loss)	$481,740
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $26,550 foreign capital gains tax)	$1,351,048
Affiliated issuers	(79)
Foreign currency	(945)
Net realized gain (loss)	$1,350,024
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $14,863 decrease in deferred foreign capital gains tax)	$3,433,450
Affiliated issuers	10
Translation of assets and liabilities in foreign currencies	1,690
Net unrealized gain (loss)	$3,435,150
Net realized and unrealized gain (loss)	$4,785,174
Change in net assets from operations	$5,266,914
See Notes to Financial Statements
7

MFS Emerging Markets Equity Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$481,740	$684,045
Net realized gain (loss)	1,350,024	1,100,455
Net unrealized gain (loss)	3,435,150	2,170,052
Change in net assets from operations	$5,266,914	$3,954,552
Total distributions to shareholders	$—	$(823,247)
Change in net assets from fund share transactions	$(2,979,859)	$(3,906,732)
Total change in net assets	$2,287,055	$(775,427)
Net assets
At beginning of period	34,718,552	35,493,979
At end of period	$37,005,607	$34,718,552
See Notes to Financial Statements
8

MFS Emerging Markets Equity Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$13.58	$12.46	$11.39	$16.03	$17.28	$17.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.27	$0.30	$0.23	$0.20	$0.14
Net realized and unrealized gain (loss)	1.95	1.17	0.95	(3.36)	(1.36)	1.47
Total from investment operations	$2.16	$1.44	$1.25	$(3.13)	$(1.16)	$1.61
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.18)	$(0.57)	$(0.09)	$(0.50)
From net realized gain	—	—	—	(0.94)	(0.00)(w)	(0.87)
Total distributions declared to shareholders	$—	$(0.32)	$(0.18)	$(1.51)	$(0.09)	$(1.37)
Net asset value, end of period (x)	$15.74	$13.58	$12.46	$11.39	$16.03	$17.28
Total return (%) (k)(r)(s)(x)	15.91 (n)	11.61	10.99	(19.79)	(6.75)	10.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.84 (a)	1.84	1.50	1.82	1.62	1.73
Expenses after expense reductions	1.23 (a)	1.23	1.23	1.23	1.23	1.23
Net investment income (loss)	2.89 (a)	2.04	2.50	1.78	1.16	0.94
Portfolio turnover rate	17 (n)	35	29	37	41	48
Net assets at end of period (000 omitted)	$17,028	$15,512	$15,889	$15,452	$19,498	$20,335

See Notes to Financial Statements
9

MFS Emerging Markets Equity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$13.33	$12.23	$11.19	$15.76	$16.99	$16.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.23	$0.27	$0.19	$0.15	$0.11
Net realized and unrealized gain (loss)	1.92	1.16	0.91	(3.30)	(1.33)	1.43
Total from investment operations	$2.10	$1.39	$1.18	$(3.11)	$(1.18)	$1.54
Less distributions declared to shareholders
From net investment income	$—	$(0.29)	$(0.14)	$(0.52)	$(0.05)	$(0.46)
From net realized gain	—	—	—	(0.94)	(0.00)(w)	(0.87)
Total distributions declared to shareholders	$—	$(0.29)	$(0.14)	$(1.46)	$(0.05)	$(1.33)
Net asset value, end of period (x)	$15.43	$13.33	$12.23	$11.19	$15.76	$16.99
Total return (%) (k)(r)(s)(x)	15.75 (n)	11.40	10.62	(19.94)	(6.97)	10.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.08 (a)	2.09	1.75	2.07	1.87	1.98
Expenses after expense reductions	1.48 (a)	1.48	1.48	1.48	1.48	1.48
Net investment income (loss)	2.61 (a)	1.78	2.26	1.51	0.90	0.71
Portfolio turnover rate	17 (n)	35	29	37	41	48
Net assets at end of period (000 omitted)	$19,978	$19,206	$19,605	$19,230	$24,849	$25,643

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
10

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Emerging Markets Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
11

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$10,627,196	$—	$—	$10,627,196
Taiwan	5,717,358	—	—	5,717,358
India	5,424,150	—	—	5,424,150
South Korea	4,209,809	—	—	4,209,809
Brazil	1,953,436	—	—	1,953,436
Indonesia	1,223,363	—	—	1,223,363
Hong Kong	1,187,680	—	—	1,187,680
Mexico	1,029,652	—	—	1,029,652
United Arab Emirates	840,945	—	—	840,945
Other Countries	4,141,660	265,953	0	4,407,613
Investment Companies	365,928	—	—	365,928
Total	$36,721,177	$265,953	$0	$36,987,130
For further information regarding security characteristics, see the Portfolio of Investments.
At June 30, 2025, the fund held one level 3 security valued at $0, which was also held and valued at $0 at December 31, 2024.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
12

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$823,247
The federal tax cost and the tax basis components of distributable earnings were as follows:
13

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/25
Cost of investments	$26,737,467
Gross appreciation	11,634,297
Gross depreciation	(1,384,634)
Net unrealized appreciation (depreciation)	$10,249,663
As of 12/31/24
Undistributed ordinary income	741,082
Undistributed long-term capital gain	237,994
Other temporary differences	(139,068)
Net unrealized appreciation (depreciation)	6,831,066
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$375,178
Service Class	—	448,069
Total	$—	$823,247
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	1.05%
In excess of $500 million	1.00%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $2,442, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 1.04% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 1.23% of average daily net assets for the Initial Class shares and 1.48% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, this reduction amounted to $103,844, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these
14

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $2,304, which equated to 0.0131% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $300.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0494% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2025, this reimbursement amounted to $3,694, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $5,760,419 and $7,932,143, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	14,616	$210,794	89,564	$1,168,356
Service Class	37,161	518,033	123,720	1,585,736
	51,777	$728,827	213,284	$2,754,092
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	27,832	$375,178
Service Class	—	—	33,842	448,069
	—	$—	61,674	$823,247
Shares reacquired
Initial Class	(75,236)	$(1,090,566)	(250,520)	$(3,324,116)
Service Class	(183,574)	(2,618,120)	(318,876)	(4,159,955)
	(258,810)	$(3,708,686)	(569,396)	$(7,484,071)
15

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Net change
Initial Class	(60,620)	$(879,772)	(133,124)	$(1,780,582)
Service Class	(146,413)	(2,100,087)	(161,314)	(2,126,150)
	(207,033)	$(2,979,859)	(294,438)	$(3,906,732)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Growth Allocation Portfolio was the owner of record of approximately 9% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $79 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$695,803	$4,759,989	$5,089,795	$(79)	$10	$365,928

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$11,223	$—
(8) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Equity Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Equity Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Emerging Markets Equity Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
17

MFS Core Equity Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Core Equity Portfolio
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 2.8%
Curtiss-Wright Corp.	1,291	$630,718
General Dynamics Corp.	2,935	856,022
General Electric Co.	7,380	1,899,538
Howmet Aerospace, Inc.	8,524	1,586,572
Leidos Holdings, Inc.	7,593	1,197,872
RTX Corp.	11,201	1,635,570
Standard Aero, Inc. (a)	8,925	282,477
		$8,088,769
Alcoholic Beverages – 0.1%
Constellation Brands, Inc., “A”	2,140	$348,135
Apparel Manufacturers – 0.1%
VF Corp.	11,694	$137,405
Automotive – 1.2%
Aptiv PLC (a)	20,480	$1,397,145
LKQ Corp.	20,070	742,791
Tesla, Inc. (a)	3,965	1,259,522
		$3,399,458
Biotechnology – 0.1%
Exact Sciences Corp. (a)	5,486	$291,526
Broadcasting – 1.8%
Omnicom Group, Inc.	4,397	$316,320
Spotify Technology S.A. (a)	3,717	2,852,203
Walt Disney Co.	15,000	1,860,150
		$5,028,673
Brokerage & Asset Managers – 2.0%
Charles Schwab Corp.	13,157	$1,200,445
CME Group, Inc.	5,177	1,426,885
KKR & Co., Inc.	13,989	1,860,956
Raymond James Financial, Inc.	4,186	642,007
TPG, Inc.	11,181	586,443
		$5,716,736
Business Services – 3.9%
Accenture PLC, “A”	2,194	$655,765
Equifax, Inc.	2,351	609,779
Fidelity National Information Services, Inc.	9,979	812,390
Fiserv, Inc. (a)	5,692	981,358
TransUnion	50,089	4,407,832
TriNet Group, Inc.	36,784	2,690,382
Verisk Analytics, Inc., “A”	3,145	979,667
		$11,137,173
Chemicals – 0.1%
Eastman Chemical Co.	5,296	$395,399
RGSFS-SEM
1

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 12.0%
Atlassian Corp. (a)	8,308	$1,687,272
Cadence Design Systems, Inc. (a)	10,012	3,085,198
Elastic N.V. (a)	7,862	663,002
Guidewire Software, Inc. (a)	4,737	1,115,327
HubSpot, Inc. (a)	1,235	687,438
Microsoft Corp. (s)	41,371	20,578,349
MongoDB, Inc. (a)	2,627	551,644
Okta, Inc. (a)	9,916	991,303
Salesforce, Inc.	10,664	2,907,966
SentinelOne, Inc., “A” (a)	27,919	510,359
Tyler Technologies, Inc. (a)	1,435	850,725
VERTEX, Inc. (a)	13,368	472,358
		$34,100,941
Computer Software - Systems – 4.9%
Apple, Inc. (s)	42,542	$8,728,342
CDW Corp.	17,021	3,039,780
EPAM Systems, Inc. (a)	3,675	649,814
Insight Enterprises, Inc. (a)	11,850	1,636,307
		$14,054,243
Construction – 1.5%
Builders FirstSource, Inc. (a)	5,578	$650,897
CRH PLC	16,042	1,472,656
Equity Lifestyle Properties, Inc., REIT	7,335	452,349
Ferguson Enterprises, Inc.	2,764	601,861
Mohawk Industries, Inc. (a)	4,621	484,466
Sherwin-Williams Co.	2,095	719,339
		$4,381,568
Consumer Products – 1.2%
Colgate-Palmolive Co.	10,492	$953,723
e.l.f. Beauty, Inc. (a)	5,242	652,315
Kenvue, Inc.	48,139	1,007,549
Procter & Gamble Co.	5,770	919,276
		$3,532,863
Consumer Services – 1.2%
Booking Holdings, Inc.	471	$2,726,732
Bright Horizons Family Solutions, Inc. (a)	2,765	341,726
Grand Canyon Education, Inc. (a)	1,768	334,152
		$3,402,610
Containers – 0.2%
Smurfit Westrock PLC	11,544	$498,124
Electrical Equipment – 1.8%
AMETEK, Inc.	6,359	$1,150,725
Amphenol Corp., “A”	17,979	1,775,426
Emerson Electric Co.	12,779	1,703,824
W.W. Grainger, Inc.	587	610,621
		$5,240,596
2

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 10.1%
Analog Devices, Inc.	7,648	$1,820,377
Broadcom, Inc.	29,360	8,093,084
Flex Ltd. (a)	4,173	208,316
KLA Corp.	1,950	1,746,693
Lam Research Corp.	29,053	2,828,019
MACOM Technology Solutions Holdings, Inc. (a)	1,269	181,835
Monolithic Power Systems, Inc.	1,157	846,207
NVIDIA Corp.	72,131	11,395,977
NXP Semiconductors N.V.	5,744	1,255,006
Onto Innovation, Inc. (a)	2,499	252,224
		$28,627,738
Energy - Independent – 1.4%
ConocoPhillips	16,023	$1,437,904
Expand Energy Corp.	4,916	574,877
Hess Corp.	6,484	898,294
Permian Resources Corp.	29,678	404,214
Phillips 66	2,890	344,777
Valero Energy Corp.	2,536	340,889
		$4,000,955
Energy - Integrated – 1.0%
Exxon Mobil Corp.	25,257	$2,722,705
Energy - Renewables – 0.4%
First Solar, Inc. (a)	1,911	$316,347
GE Vernova, Inc.	1,746	923,896
		$1,240,243
Engineering - Construction – 0.9%
APi Group, Inc. (a)	24,363	$1,243,731
Jacobs Solutions, Inc.	9,325	1,225,771
		$2,469,502
Food & Beverages – 1.5%
Coca-Cola Europacific Partners PLC	12,766	$1,183,664
Mondelez International, Inc.	19,540	1,317,778
PepsiCo, Inc.	12,383	1,635,051
		$4,136,493
Gaming & Lodging – 0.7%
DraftKings, Inc. (a)	8,003	$343,249
Hilton Worldwide Holdings, Inc.	4,851	1,292,015
Viking Holdings Ltd. (a)	7,197	383,528
		$2,018,792
Health Maintenance Organizations – 1.0%
Cigna Group	7,484	$2,474,061
Humana, Inc.	1,878	459,133
		$2,933,194
Insurance – 3.8%
American International Group, Inc.	13,986	$1,197,062
Aon PLC	6,479	2,311,448
Arthur J. Gallagher & Co.	5,205	1,666,224
3

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Assurant, Inc.	2,334	$460,942
Chubb Ltd.	6,637	1,922,872
Corebridge Financial, Inc.	22,333	792,821
Everest Group Ltd.	1,439	489,044
Principal Financial Group, Inc.	6,397	508,114
Selective Insurance Group, Inc.	5,703	494,165
Willis Towers Watson PLC	3,474	1,064,781
		$10,907,473
Interactive Media Services – 6.1%
Alphabet, Inc., “A” (s)	47,385	$8,350,658
Meta Platforms, Inc., “A”	12,263	9,051,198
		$17,401,856
Leisure & Toys – 0.7%
Brunswick Corp.	3,137	$173,288
Electronic Arts, Inc.	3,656	583,863
Hasbro, Inc.	4,970	366,885
Take-Two Interactive Software, Inc. (a)	2,944	714,951
		$1,838,987
Machinery & Tools – 3.3%
Caterpillar, Inc.	3,095	$1,201,510
Crane Co.	3,998	759,180
Eaton Corp. PLC	5,978	2,134,086
Nordson Corp.	5,025	1,077,209
Pentair PLC	6,319	648,709
Regal Rexnord Corp.	3,081	446,622
Roper Technologies, Inc.	1,178	667,738
Trane Technologies PLC	3,003	1,313,542
Wabtec Corp.	5,765	1,206,903
		$9,455,499
Major Banks – 4.1%
JPMorgan Chase & Co. (s)	20,843	$6,042,594
Morgan Stanley	13,191	1,858,084
PNC Financial Services Group, Inc.	8,630	1,608,805
Wells Fargo & Co.	24,901	1,995,068
		$11,504,551
Medical & Health Technology & Services – 0.8%
McKesson Corp.	2,288	$1,676,601
Veeva Systems, Inc. (a)	1,895	545,722
		$2,222,323
Medical Equipment – 3.8%
Becton, Dickinson and Co.	10,234	$1,762,806
Bio-Techne Corp.	17,277	888,902
Boston Scientific Corp. (a)	18,575	1,995,141
DexCom, Inc. (a)	7,702	672,308
Medtronic PLC	28,336	2,470,049
STERIS PLC	3,646	875,842
Waters Corp. (a)	5,750	2,006,980
		$10,672,028
4

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 0.6%
Cheniere Energy, Inc.	7,170	$1,746,038
Network & Telecom – 0.3%
Motorola Solutions, Inc.	2,194	$922,489
Oil Services – 0.2%
TechnipFMC PLC	13,672	$470,864
Other Banks & Diversified Financials – 3.5%
Hancock Whitney Corp.	7,943	$455,928
Mastercard, Inc., “A”	8,757	4,920,909
Moody's Corp.	2,669	1,338,744
Northern Trust Corp.	4,222	535,307
Pacific Premier Bancorp, Inc.	18,177	383,353
Popular, Inc.	6,576	724,741
Visa, Inc., “A”	4,471	1,587,428
		$9,946,410
Pharmaceuticals – 4.6%
AbbVie, Inc.	19,457	$3,611,608
Johnson & Johnson	27,970	4,272,418
Pfizer, Inc.	134,881	3,269,515
Vertex Pharmaceuticals, Inc. (a)	4,490	1,998,948
		$13,152,489
Pollution Control – 0.3%
GFL Environmental, Inc.	18,983	$957,882
Real Estate – 0.6%
Federal Realty Investment Trust, REIT	9,912	$941,541
NNN REIT, Inc.	19,841	856,734
		$1,798,275
Real Estate - Office – 0.2%
Highwoods Properties, Inc., REIT	13,557	$421,487
Real Estate - Storage – 0.4%
Extra Space Storage, Inc., REIT	3,187	$469,891
Rexford Industrial Realty, Inc., REIT	19,863	706,527
		$1,176,418
Restaurants – 1.1%
Aramark	35,222	$1,474,745
Starbucks Corp.	10,489	961,107
U.S. Foods Holding Corp. (a)	9,303	716,424
		$3,152,276
Specialty Chemicals – 1.0%
Air Products & Chemicals, Inc.	2,434	$686,534
Corteva, Inc.	9,305	693,502
DuPont de Nemours, Inc.	3,515	241,094
Linde PLC	2,468	1,157,936
		$2,779,066
5

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 7.5%
Amazon.com, Inc. (a)(s)	61,057	$13,395,295
BJ's Wholesale Club Holdings, Inc. (a)	21,616	2,330,853
Home Depot, Inc.	8,563	3,139,539
Lithia Motors, Inc.	1,012	341,874
Ross Stores, Inc.	8,542	1,089,789
Tapestry, Inc.	8,341	732,423
TJX Cos., Inc.	1,776	219,318
		$21,249,091
Telecom - Infrastructure – 0.9%
American Tower Corp., REIT	10,920	$2,413,538
Telecom Services – 0.8%
Comcast Corp., “A”	22,984	$820,299
T-Mobile USA, Inc.	5,801	1,382,146
		$2,202,445
Tobacco – 0.7%
Philip Morris International, Inc.	10,806	$1,968,097
Trucking – 0.3%
J.B. Hunt Transport Services, Inc.	2,784	$399,782
Old Dominion Freight Line, Inc.	2,166	351,542
		$751,324
Utilities - Electric Power – 2.1%
Duke Energy Corp.	7,974	$940,932
Evergy, Inc.	4,848	334,173
Exelon Corp.	10,152	440,800
NextEra Energy, Inc.	12,968	900,238
PG&E Corp.	84,623	1,179,645
Sempra Energy	9,772	740,424
Vistra Corp.	5,903	1,144,060
Xcel Energy, Inc.	6,086	414,457
		$6,094,729
Total Common Stocks (Identified Cost, $172,351,110)		$283,109,476
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $1,688,766)	1,688,752	$1,688,921
Other Assets, Less Liabilities – (0.2)%		(494,360)
Net Assets – 100.0%		$284,304,037

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,688,921 and
$283,109,476, respectively.

(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

6

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
At June 30, 2025, the fund had cash collateral of $3,725 and other liquid securities collateral with an aggregate value of $609,172. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
7

MFS Core Equity Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $172,351,110)	$283,109,476
Investments in affiliated issuers, at value (identified cost, $1,688,766)	1,688,921
Cash	2,823
Deposits with brokers	3,725
Receivables for
Investments sold	1,188,921
Fund shares sold	56,358
Dividends	162,947
Other assets	677
Total assets	$286,213,848
Liabilities
Payables for
Investments purchased	$1,540,872
Fund shares reacquired	290,272
Payable to affiliates
Investment adviser	13,923
Administrative services fee	513
Shareholder servicing costs	191
Distribution and/or service fees	2,644
Payable for independent Trustees' compensation	1,442
Accrued expenses and other liabilities	59,954
Total liabilities	$1,909,811
Net assets	$284,304,037
Net assets consist of
Paid-in capital	$127,494,595
Total distributable earnings (loss)	156,809,442
Net assets	$284,304,037
Shares of beneficial interest outstanding	8,630,056

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$187,085,739	5,637,493	$33.19
Service Class	97,218,298	2,992,563	32.49
See Notes to Financial Statements
8

MFS Core Equity Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$1,749,916
Dividends from affiliated issuers	45,927
Other	6,592
Income on securities loaned	7
Foreign taxes withheld	(2,811)
Total investment income	$1,799,631
Expenses
Management fee	$1,014,981
Distribution and/or service fees	114,570
Shareholder servicing costs	6,104
Administrative services fee	23,207
Independent Trustees' compensation	3,964
Custodian fee	7,747
Shareholder communications	10,321
Audit and tax fees	37,009
Legal fees	692
Dividend and interest expense on securities sold short	6,726
Interest expense and fees	648
Miscellaneous	13,976
Total expenses	$1,239,945
Reduction of expenses by investment adviser	(62,868)
Net expenses	$1,177,077
Net investment income (loss)	$622,554
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$16,016,694
Affiliated issuers	(284)
Securities sold short	(44,207)
Net realized gain (loss)	$15,972,203
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(3,113,664)
Affiliated issuers	(50)
Securities sold short	14,671
Translation of assets and liabilities in foreign currencies	(4)
Net unrealized gain (loss)	$(3,099,047)
Net realized and unrealized gain (loss)	$12,873,156
Change in net assets from operations	$13,495,710
See Notes to Financial Statements
9

MFS Core Equity Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$622,554	$1,106,911
Net realized gain (loss)	15,972,203	29,084,139
Net unrealized gain (loss)	(3,099,047)	19,975,940
Change in net assets from operations	$13,495,710	$50,166,990
Total distributions to shareholders	$—	$(13,573,571)
Change in net assets from fund share transactions	$(12,350,009)	$(14,218,783)
Total change in net assets	$1,145,701	$22,374,636
Net assets
At beginning of period	283,158,336	260,783,700
At end of period	$284,304,037	$283,158,336
See Notes to Financial Statements
10

MFS Core Equity Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$31.61	$27.67	$23.73	$32.33	$27.88	$24.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.15	$0.18	$0.15	$0.09	$0.14
Net realized and unrealized gain (loss)	1.50	5.34	5.17	(5.50)	6.85	4.38
Total from investment operations	$1.58	$5.49	$5.35	$(5.35)	$6.94	$4.52
Less distributions declared to shareholders
From net investment income	$—	$(0.19)	$(0.14)	$(0.09)	$(0.14)	$(0.18)
From net realized gain	—	(1.36)	(1.27)	(3.16)	(2.35)	(1.27)
Total distributions declared to shareholders	$—	$(1.55)	$(1.41)	$(3.25)	$(2.49)	$(1.45)
Net asset value, end of period (x)	$33.19	$31.61	$27.67	$23.73	$32.33	$27.88
Total return (%) (k)(r)(s)(x)	5.00 (n)	20.11	23.14	(17.27)	25.31	18.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83 (a)	0.83	0.83	0.86	0.85	0.87
Expenses after expense reductions	0.79 (a)	0.80	0.81	0.83	0.83	0.86
Net investment income (loss)	0.54 (a)	0.48	0.69	0.55	0.29	0.56
Portfolio turnover rate	23 (n)	33	35	28	35	46
Net assets at end of period (000 omitted)	$187,086	$188,791	$176,611	$152,479	$206,060	$177,571
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.78 (a)	0.79	0.81	0.81	0.81	0.83

See Notes to Financial Statements
11

MFS Core Equity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$30.99	$27.15	$23.32	$31.84	$27.50	$24.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.07	$0.11	$0.08	$0.02	$0.08
Net realized and unrealized gain (loss)	1.45	5.25	5.07	(5.42)	6.76	4.31
Total from investment operations	$1.50	$5.32	$5.18	$(5.34)	$6.78	$4.39
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$(0.08)	$(0.02)	$(0.09)	$(0.12)
From net realized gain	—	(1.36)	(1.27)	(3.16)	(2.35)	(1.27)
Total distributions declared to shareholders	$—	$(1.48)	$(1.35)	$(3.18)	$(2.44)	$(1.39)
Net asset value, end of period (x)	$32.49	$30.99	$27.15	$23.32	$31.84	$27.50
Total return (%) (k)(r)(s)(x)	4.84 (n)	19.87	22.79	(17.48)	25.05	18.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.08 (a)	1.08	1.08	1.11	1.10	1.12
Expenses after expense reductions	1.04 (a)	1.05	1.06	1.08	1.08	1.11
Net investment income (loss)	0.30 (a)	0.23	0.44	0.32	0.07	0.32
Portfolio turnover rate	23 (n)	33	35	28	35	46
Net assets at end of period (000 omitted)	$97,218	$94,367	$84,173	$70,293	$76,684	$54,818
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.03 (a)	1.04	1.06	1.06	1.06	1.08

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
12

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Core Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.
13

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$283,109,476	$—	$—	$283,109,476
Investment Companies	1,688,921	—	—	1,688,921
Total	$284,798,397	$—	$—	$284,798,397
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2025, this expense amounted to $6,726. At June 30, 2025, the fund had no short sales outstanding.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the
14

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$1,470,538
Long-term capital gains	12,103,033
Total distributions	$13,573,571
The federal tax cost and the tax basis components of distributable earnings were as follows:
15

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/25
Cost of investments	$174,791,664
Gross appreciation	115,795,274
Gross depreciation	(5,788,541)
Net unrealized appreciation (depreciation)	$110,006,733
As of 12/31/24
Undistributed ordinary income	4,739,604
Undistributed long-term capital gain	25,468,348
Other temporary differences	4
Net unrealized appreciation (depreciation)	113,105,776
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$9,162,600
Service Class	—	4,410,971
Total	$—	$13,573,571
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $18,808, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund's investment activity), such that total annual operating expenses do not exceed 0.78% of average daily net assets for the Initial Class shares and 1.03% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, this reduction amounted to $44,060, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
16

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $5,505, which equated to 0.0041% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $599.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0172% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 5 shares of Service Class for an aggregate amount of $150.
During the six months ended June 30, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $21,392. The sales transactions resulted in net realized gains (losses) of $(7,463).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2025, this reimbursement amounted to $3,895, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short sales and short-term obligations, aggregated $62,839,118 and $74,422,153, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	123,898	$3,914,668	234,844	$7,234,595
Service Class	173,680	5,236,312	302,142	9,075,096
	297,578	$9,150,980	536,986	$16,309,691
17

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	305,013	$9,162,600
Service Class	—	—	149,677	4,410,971
	—	$—	454,690	$13,573,571
Shares reacquired
Initial Class	(458,178)	$(14,462,535)	(951,633)	$(28,931,410)
Service Class	(226,584)	(7,038,454)	(506,195)	(15,170,635)
	(684,762)	$(21,500,989)	(1,457,828)	$(44,102,045)
Net change
Initial Class	(334,280)	$(10,547,867)	(411,776)	$(12,534,215)
Service Class	(52,904)	(1,802,142)	(54,376)	(1,684,568)
	(387,184)	$(12,350,009)	(466,152)	$(14,218,783)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $648 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,376,650	$21,563,105	$21,250,500	$(284)	$(50)	$1,688,921

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$45,927	$—
18

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Core Equity Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Core Equity Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Core Equity Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
19

MFS Corporate Bond Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Corporate Bond Portfolio
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 97.5%
Aerospace & Defense – 1.9%
Boeing Co., 2.196%, 2/04/2026	$288,000	$283,505
Boeing Co., 5.15%, 5/01/2030	473,000	481,561
Boeing Co., 5.805%, 5/01/2050	990,000	949,411
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035	131,000	135,077
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	200,000	205,436
TransDigm, Inc., 6.875%, 12/15/2030 (n)	474,000	491,817
		$2,546,807
Asset-Backed & Securitized – 3.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.111%, 11/15/2054 (i)	$3,784,091	$147,356
ACREC 2021-FL1 Ltd., “A”, FLR, 5.579% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	263,158	262,527
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	331,522	331,444
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.126% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	175,000	174,993
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 6.05% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	486,000	485,998
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	32,079	32,135
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.041% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	24,800	50,694
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.349%, 7/15/2054 (i)	6,835,586	359,991
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	275,119	275,307
ELM Trust, 2024-ELM, “A10”, 5.801%, 6/10/2039 (n)	345,127	348,768
ELM Trust, 2024-ELM, “D10”, 6.626%, 6/10/2039 (n)	151,693	152,208
KREF 2018-FT1 Ltd., “A”, FLR, 5.498% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	140,621	140,081
KREF 2018-FT1 Ltd., “AS”, FLR, 5.728% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	316,500	314,279
MF1 2024-FL5 LLC, “A”, FLR, 6.002% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	453,000	453,058
MF1 2022-FL8 Ltd., “A”, FLR, 5.667% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	361,797	361,795
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.044%, 7/25/2069 (n)	136,239	135,534
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A-1”, 5.53%, 5/25/2070 (n)	133,692	134,254
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	103,719	104,078
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	86,242	86,081
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	129,356	130,370
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	114,338	114,957
		$4,595,908
Automotive – 1.2%
Cummins, Inc., 5.45%, 2/20/2054	$234,000	$226,602
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	263,000	265,075
Ford Motor Credit Co. LLC, 4.95%, 5/28/2027	260,000	258,277
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029	295,000	295,616
Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	260,000	254,225
Volkswagen Group of America Finance LLC, 6.2%, 11/16/2028 (n)	252,000	261,745
		$1,561,540
Broadcasting – 1.2%
Walt Disney Co., 3.5%, 5/13/2040	$670,000	$549,966
Walt Disney Co., 4.75%, 9/15/2044	72,000	65,078
Walt Disney Co., 3.6%, 1/13/2051	430,000	317,614
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)	344,000	322,443
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	323,000	301,899
		$1,557,000
BDSFS-SEM
1

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 2.3%
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	$341,000	$368,955
Citadel Securities Global Holdings LLC, 5.5%, 6/18/2030 (n)	500,000	505,941
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)	546,000	551,212
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	407,000	405,900
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	530,000	507,095
LPL Holdings, Inc., 5.65%, 3/15/2035	466,000	468,527
Nomura Holdings, Inc., 7% to 1/15/2031, FLR (CMT - 5yr. + 3.084%) to 1/15/2174 (w)	277,000	280,532
		$3,088,162
Building – 1.5%
CEMEX S.A.B. de C.V., 7.2%, 12/29/2049 (n)	$228,000	$230,337
Ferguson Enterprises, Inc., 5%, 10/03/2034	494,000	490,266
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)	291,000	293,541
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)	291,000	295,832
Vulcan Materials Co., 3.5%, 6/01/2030	141,000	134,893
Vulcan Materials Co., 4.5%, 6/15/2047	322,000	271,658
Vulcan Materials Co., 5.7%, 12/01/2054	235,000	233,121
		$1,949,648
Business Services – 2.1%
Accenture Capital, Inc., 4.25%, 10/04/2031	$285,000	$282,336
Accenture Capital, Inc., 4.5%, 10/04/2034	190,000	184,911
Fiserv, Inc., 2.25%, 6/01/2027	345,000	332,189
Fiserv, Inc., 4.4%, 7/01/2049	315,000	257,886
Mastercard, Inc., 4.35%, 1/15/2032	350,000	348,525
Mastercard, Inc., 4.55%, 1/15/2035	265,000	260,610
Paychex, Inc., 5.1%, 4/15/2030	165,000	168,990
Paychex, Inc., 5.35%, 4/15/2032	356,000	365,557
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)	283,000	293,915
Visa, Inc., 3.65%, 9/15/2047	314,000	244,450
		$2,739,369
Cable TV – 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029	$628,000	$657,481
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	569,000	493,841
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.834%, 10/23/2055	129,000	132,014
Comcast Corp., 2.887%, 11/01/2051	310,000	188,659
Videotron Ltd., 3.625%, 6/15/2029 (n)	626,000	598,556
Videotron Ltd., 5.7%, 1/15/2035 (n)	356,000	357,950
		$2,428,501
Chemicals – 1.0%
Maxam Prill S.à r.l., 7.75%, 7/15/2030 (n)(w)	$691,000	$692,225
SCIH Salt Holdings, Inc., 4.875%, 5/01/2028 (n)	579,000	564,113
		$1,256,338
Computer Software – 0.5%
Microsoft Corp., 2.525%, 6/01/2050	$124,000	$76,628
Microsoft Corp., 2.5%, 9/15/2050	487,000	298,833
Oracle Corp., 5.55%, 2/06/2053	342,000	321,608
		$697,069
Computer Software - Systems – 0.2%
Apple, Inc., 2.7%, 8/05/2051	$377,000	$235,812
2

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 1.2%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$165,000	$168,068
Regal Rexnord Corp., 6.05%, 4/15/2028	248,000	255,560
Regal Rexnord Corp., 6.3%, 2/15/2030	425,000	445,198
Regal Rexnord Corp., 6.4%, 4/15/2033	323,000	341,025
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	233,000	234,336
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	157,000	162,526
		$1,606,713
Consumer Products – 1.3%
Haleon US Capital LLC, 3.625%, 3/24/2032	$378,000	$353,650
HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 1/15/2029 (n)	349,000	340,992
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)	161,000	164,687
Kenvue, Inc., 5.1%, 3/22/2043	323,000	312,094
L'Oréal S.A., 5%, 5/20/2035 (n)	297,000	301,989
Mattel, Inc., 3.75%, 4/01/2029 (n)	303,000	290,328
		$1,763,740
Consumer Services – 0.6%
CBRE Group, Inc., 5.95%, 8/15/2034	$431,000	$453,764
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	200,000	201,391
Service Corp. International, 5.75%, 10/15/2032	180,000	181,836
		$836,991
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$458,000	$472,968
Electronics – 0.6%
Broadcom, Inc., 5.05%, 7/12/2029	$277,000	$283,653
Intel Corp., 5.7%, 2/10/2053	231,000	214,978
Lam Research Corp., 4.875%, 3/15/2049	214,000	194,914
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033	108,000	107,696
		$801,241
Emerging Market Quasi-Sovereign – 0.2%
GACI First Investment Co. (Kingdom of Saudi Arabia), 5.125%, 2/14/2053	$250,000	$214,055
Emerging Market Sovereign – 0.9%
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)	$397,000	$403,219
United Mexican States, 5.85%, 7/02/2032 (w)	405,000	409,860
United Mexican States, 6.625%, 1/29/2038 (w)	400,000	406,000
		$1,219,079
Energy - Independent – 1.4%
Occidental Petroleum Corp., 6.125%, 1/01/2031	$245,000	$253,630
Occidental Petroleum Corp., 4.4%, 4/15/2046	531,000	389,329
Pioneer Natural Resources Co., 1.9%, 8/15/2030	94,000	83,320
Pioneer Natural Resources Co., 2.15%, 1/15/2031	684,000	607,543
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	501,000	547,031
		$1,880,853
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 3.001%, 3/17/2052	$427,000	$269,191
3

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – 1.1%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$566,000	$563,153
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	207,000	208,265
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)	261,000	266,031
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	392,000	404,322
		$1,441,771
Financial Institutions – 1.9%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	$208,000	$206,746
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	381,000	361,563
Fortress Transportation and Infrastructure Investors LLC, 7%, 5/01/2031 (n)	307,000	317,879
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)	177,000	185,138
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)	132,000	131,911
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	237,000	250,820
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	162,000	165,083
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	162,000	165,759
Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031 (n)	238,000	220,631
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	525,000	535,584
		$2,541,114
Food & Beverages – 4.6%
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	$505,000	$429,439
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)	569,000	567,089
Constellation Brands, Inc., 4.1%, 2/15/2048	378,000	294,124
Constellation Brands, Inc., 3.75%, 5/01/2050	242,000	176,040
Flowers Foods, Inc., 5.75%, 3/15/2035	374,000	383,287
Flowers Foods, Inc., 6.2%, 3/15/2055	130,000	128,669
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	515,000	479,204
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032	170,000	155,446
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052	366,000	379,739
Kraft Heinz Foods Co., 4.875%, 10/01/2049	149,000	127,928
Kraft Heinz Foods Co., 5.5%, 6/01/2050	489,000	457,535
Mars, Inc., 4.55%, 4/20/2028 (n)	273,000	275,640
Mars, Inc., 5%, 3/01/2032 (n)	587,000	594,804
Mars, Inc., 5.2%, 3/01/2035 (n)	102,000	103,222
Mars, Inc., 3.95%, 4/01/2049 (n)	307,000	240,743
Mars, Inc., 5.7%, 5/01/2055 (n)	415,000	413,987
Primo Water Holdings Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)	98,000	95,014
SYSCO Corp., 4.45%, 3/15/2048	320,000	265,860
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	263,000	262,724
Viterra Finance B.V., 3.2%, 4/21/2031 (n)	312,000	286,523
		$6,117,017
Gaming & Lodging – 1.9%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$418,000	$430,558
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	282,000	284,115
Las Vegas Sands Corp., 5.9%, 6/01/2027	198,000	202,290
Las Vegas Sands Corp., 6.2%, 8/15/2034	265,000	270,690
Marriott International, Inc., 2.85%, 4/15/2031	213,000	193,409
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)	260,000	262,605
Sands China Ltd., 2.85%, 3/08/2029	400,000	367,790
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	266,000	264,378
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	256,000	255,386
		$2,531,221
Industrial – 0.3%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$379,000	$384,643
4

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 2.2%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$436,000	$409,235
Corebridge Financial, Inc., 4.35%, 4/05/2042	96,000	80,578
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	275,000	283,688
Lincoln National Corp., 5.852%, 3/15/2034	390,000	401,376
MetLife, Inc., 5.3%, 12/15/2034	386,000	396,529
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)	694,000	724,715
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	547,000	585,663
		$2,881,784
Insurance - Health – 1.6%
Elevance Health, Inc., 5.65%, 6/15/2054	$439,000	$421,841
Humana, Inc., 5.375%, 4/15/2031	265,000	271,076
Humana, Inc., 5.55%, 5/01/2035	266,000	267,487
Humana, Inc., 4.95%, 10/01/2044	232,000	199,973
UnitedHealth Group, Inc., 5.3%, 2/15/2030	262,000	271,354
UnitedHealth Group, Inc., 5.5%, 7/15/2044	348,000	338,949
UnitedHealth Group, Inc., 5.875%, 2/15/2053	335,000	335,643
		$2,106,323
Insurance - Property & Casualty – 3.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 4/15/2028 (n)	$391,000	$397,493
American International Group, Inc., 4.85%, 5/07/2030	241,000	244,836
American International Group, Inc., 5.125%, 3/27/2033	499,000	507,311
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	337,000	369,733
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	378,000	418,648
Brown & Brown, Inc., 5.25%, 6/23/2032	82,000	83,632
Brown & Brown, Inc., 6.25%, 6/23/2055	105,000	108,235
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	345,000	320,208
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054	349,000	353,467
Fairfax Financial Holdings Ltd., 6.5%, 5/20/2055 (n)	223,000	228,141
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	649,000	659,017
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055	365,000	351,661
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	131,000	136,076
		$4,178,458
International Market Quasi-Sovereign – 0.7%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$499,000	$521,305
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	499,000	437,703
		$959,008
International Market Sovereign – 0.6%
Government of Bermuda, 5%, 7/15/2032 (n)	$783,000	$771,646
Machinery & Tools – 1.3%
AGCO Corp., 5.8%, 3/21/2034	$236,000	$239,520
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	200,000	201,985
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)	200,000	207,156
CNH Industrial Capital LLC, 5.5%, 1/12/2029	326,000	336,397
CNH Industrial N.V., 3.85%, 11/15/2027	701,000	693,810
		$1,678,868
Major Banks – 16.3%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$679,000	$678,858
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	199,000	207,302
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	452,000	405,636
5

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	$261,000	$275,423
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035	286,000	285,916
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	451,000	399,151
Comerica, Inc., 5.982% to 1/30/2029, FLR (SOFR - 1 day + 2.155%) to 1/30/2030	416,000	426,105
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	631,000	597,573
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	280,000	207,430
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	488,000	478,693
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	499,000	517,728
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	362,000	367,946
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029	436,000	443,653
Deutsche Bank AG, 7.079% to 2/10/2033, FLR (SOFR - 1 day + 3.65%) to 2/10/2034	283,000	301,676
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	282,000	282,847
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	733,000	724,134
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031	350,000	354,673
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	908,000	803,220
HSBC Holdings PLC, 5.45% to 3/03/2035, FLR (SOFR - 1 day + 1.56%) to 3/03/2036	239,000	240,317
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	624,000	637,551
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	512,000	511,507
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	298,000	309,430
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	1,166,000	1,026,481
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	246,000	251,813
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	593,000	586,788
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	423,000	408,333
Mitsubishi UFJ Financial Group, Inc., 5.159%, 4/24/2031	200,000	204,749
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR - 1 day + 0.72%) to 12/10/2026	593,000	583,558
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	235,000	241,686
Morgan Stanley, 4.431% to 1/23/2029, FLR ((SOFR - 3mo. + 0.26161%) + 1.628%) to 1/23/2030	277,000	276,611
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	150,000	143,844
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	339,000	347,273
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	673,000	594,700
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	298,000	300,628
NatWest Group PLC, 8.125% to 5/10/2034, FLR (CMT - 5yr. + 3.752%) to 6/30/2172	301,000	324,675
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	721,000	697,004
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	200,000	203,005
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	266,000	276,373
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036	302,000	311,262
Regions Financial Corp., 5.502%, 9/06/2035	306,000	306,765
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	854,000	732,548
Toronto-Dominion Bank, 4.108%, 6/08/2027	336,000	335,044
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	1,128,000	1,064,413
UBS Group AG, 5.58%, 5/09/2036 (n)	492,000	503,127
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	700,000	618,679
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	700,000	696,388
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	201,000	196,039
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	267,000	275,693
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031	356,000	365,198
Wells Fargo & Co., 5.389% to 4/24/2033, FLR (SOFR - 1 day + 2.02%) to 4/24/2034	127,000	129,952
		$21,459,398
Medical & Health Technology & Services – 1.3%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$366,000	$334,595
Alcon Finance Corp., 3.8%, 9/23/2049 (n)	230,000	169,771
Becton, Dickinson and Co., 4.685%, 12/15/2044	186,000	161,866
ICON Investments Six DAC, 5.809%, 5/08/2027	360,000	367,525
ICON Investments Six DAC, 5.849%, 5/08/2029	315,000	326,782
6

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Marin General Hospital, 7.242%, 8/01/2045	$272,000	$306,382
		$1,666,921
Medical Equipment – 0.6%
Danaher Corp., 2.6%, 10/01/2050	$518,000	$311,302
Stryker Corp., 4.625%, 9/11/2034	480,000	472,600
		$783,902
Metals & Mining – 1.4%
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	$559,000	$522,331
Novelis, Inc., 4.75%, 1/30/2030 (n)	611,000	585,452
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	262,000	267,010
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032	216,000	219,772
Vale Overseas Ltd., 6.4%, 6/28/2054	198,000	194,588
		$1,789,153
Midstream – 4.5%
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (n)(w)	$491,000	$494,860
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	105,000	106,280
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	258,000	266,426
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	257,000	265,620
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	542,000	517,952
Energy Transfer LP, 4%, 10/01/2027	285,000	282,849
Energy Transfer LP, 5.95%, 5/15/2054	211,000	200,724
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171	194,000	197,621
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	280,393	270,615
Plains All American Pipeline LP, 4.65%, 10/15/2025	266,000	265,933
Plains All American Pipeline LP, 5.95%, 6/15/2035	292,000	300,187
Plains All American Pipeline LP, 4.9%, 2/15/2045	425,000	361,781
Rockies Express Pipeline LLC, 4.95%, 7/15/2029 (n)	454,000	445,690
Rockies Express Pipeline LLC, 7.5%, 7/15/2038 (n)	119,000	120,713
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	92,000	92,160
Targa Resources Corp., 4.2%, 2/01/2033	220,000	206,140
Targa Resources Corp., 4.95%, 4/15/2052	551,000	459,656
Targa Resources Corp., 6.25%, 7/01/2052	200,000	198,056
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	140,000	144,393
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	349,000	323,032
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)	326,000	316,937
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)(w)	56,000	56,000
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)(w)	41,000	41,000
		$5,934,625
Municipals – 0.7%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$340,000	$294,048
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	290,000	298,074
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	285,000	293,985
		$886,107
Natural Gas - Distribution – 0.4%
Boston Gas Co., 5.843%, 1/10/2035 (n)	$540,000	$561,249
Natural Gas - Pipeline – 0.5%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$251,000	$241,107
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	431,000	415,337
		$656,444
7

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.9%
Marathon Petroleum Corp., 5.7%, 3/01/2035	$406,000	$411,754
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031	452,456	357,168
Raizen Fuels Finance S.A., 6.25%, 7/08/2032 (n)(w)	491,000	487,318
		$1,256,240
Other Banks & Diversified Financials – 2.8%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$578,000	$611,497
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)	200,000	206,246
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	332,000	343,186
BPCE S.A., 5.716% to 1/18/2029, FLR (CMT - 1yr. + 1.959%) to 1/18/2030 (n)	406,000	418,004
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	200,000	206,835
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	610,000	670,049
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	153,000	165,937
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	267,000	263,227
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	265,000	267,335
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	388,000	419,695
Truist Financial Corp., 5.153% to 8/05/2031, FLR (SOFR - 1 day + 1.571%) to 8/05/2032	137,000	139,663
		$3,711,674
Pharmaceuticals – 1.5%
AbbVie, Inc., 5.35%, 3/15/2044	$468,000	$458,722
AbbVie, Inc., 5.4%, 3/15/2054	271,000	263,508
Biogen, Inc., 5.05%, 1/15/2031	358,000	364,481
Eli Lilly & Co., 5.5%, 2/12/2055	181,000	182,128
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	285,000	269,043
Pfizer, Inc., 2.55%, 5/28/2040	188,000	134,926
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	344,000	363,697
		$2,036,505
Pollution Control – 0.2%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	$222,000	$214,143
Precious Metals & Minerals – 0.6%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$437,000	$433,372
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	397,000	413,353
		$846,725
Railroad & Shipping – 0.8%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$493,000	$466,610
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055	192,000	190,112
Canadian Pacific Railway Co., 3.1%, 12/02/2051	649,000	426,453
		$1,083,175
Real Estate - Apartment – 0.7%
American Homes 4 Rent LP, REIT, 5.5%, 7/15/2034	$167,000	$169,228
American Homes 4 Rent LP, REIT, 5.25%, 3/15/2035	637,000	632,284
American Homes 4 Rent LP, REIT, 4.3%, 4/15/2052	171,000	133,048
		$934,560
Real Estate - Office – 1.3%
Boston Properties LP, REIT, 3.65%, 2/01/2026	$377,000	$374,556
Boston Properties LP, REIT, 2.75%, 10/01/2026	300,000	293,366
Corporate Office Property LP, REIT, 2%, 1/15/2029	433,000	394,493
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	478,000	422,787
8

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – continued
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034	$232,000	$238,654
		$1,723,856
Real Estate - Other – 1.1%
EPR Properties, REIT, 3.6%, 11/15/2031	$295,000	$267,965
Lexington Realty Trust Co., 2.375%, 10/01/2031	521,000	439,934
Prologis LP, REIT, 5.125%, 1/15/2034	420,000	425,107
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	330,000	282,914
		$1,415,920
Real Estate - Retail – 0.9%
NNN REIT, Inc., 5.6%, 10/15/2033	$303,000	$313,218
STORE Capital Corp., REIT, 4.625%, 3/15/2029	233,000	229,134
STORE Capital Corp., REIT, 2.7%, 12/01/2031	758,000	642,886
		$1,185,238
Retailers – 1.3%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$360,000	$258,770
Amazon.com, Inc., 3.6%, 4/13/2032	381,000	364,699
Home Depot, Inc., 4.85%, 6/25/2031	137,000	140,515
Home Depot, Inc., 3.3%, 4/15/2040	416,000	332,120
Home Depot, Inc., 3.9%, 6/15/2047	83,000	65,389
Parkland Corp., 6.625%, 8/15/2032 (n)	532,000	543,747
		$1,705,240
Specialty Chemicals – 0.4%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$107,000	$105,963
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	83,000	73,351
International Flavors & Fragrances, Inc., 5%, 9/26/2048	379,000	326,218
		$505,532
Specialty Stores – 0.2%
DICK'S Sporting Goods, 4.1%, 1/15/2052	$365,000	$260,817
Supermarkets – 0.4%
Kroger Co., 5%, 9/15/2034	$238,000	$236,298
Kroger Co., 5.5%, 9/15/2054	272,000	258,196
		$494,494
Telecommunications - Wireless – 2.2%
American Tower Corp., 5.2%, 2/15/2029	$359,000	$367,337
American Tower Corp., 5.45%, 2/15/2034	335,000	344,922
American Tower Corp., 3.7%, 10/15/2049	190,000	138,850
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	565,000	445,121
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	238,000	237,706
Rogers Communications, Inc., 4.5%, 3/15/2042	288,000	245,411
Rogers Communications, Inc., 4.55%, 3/15/2052	63,000	51,300
T-Mobile USA, Inc., 5.05%, 7/15/2033	204,000	205,382
T-Mobile USA, Inc., 3%, 2/15/2041	553,000	404,661
Vodafone Group PLC, 5.625%, 2/10/2053	480,000	452,857
		$2,893,547
9

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 1.1%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$389,000	$419,178
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)	325,000	335,065
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)	442,000	454,879
Philip Morris International, Inc., 5.625%, 11/17/2029	211,000	221,558
		$1,430,680
Transportation - Services – 0.7%
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	$564,000	$594,644
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	326,000	328,865
		$923,509
U.S. Treasury Obligations – 1.9%
U.S. Treasury Bonds, 5%, 5/15/2045	$899,000	$923,442
U.S. Treasury Bonds, 4.75%, 5/15/2055	265,000	263,509
U.S. Treasury Bonds, 4.5%, 2/15/2044	134,000	129,478
U.S. Treasury Bonds, 4.625%, 5/15/2044	338,000	331,464
U.S. Treasury Bonds, 4.125%, 8/15/2044	211,000	193,304
U.S. Treasury Bonds, 4.75%, 2/15/2045 (f)	655,000	651,520
		$2,492,717
Utilities - Electric Power – 9.4%
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031 (n)	$200,000	$170,898
Adani Transmission Ltd., 4%, 8/03/2026	415,000	409,233
Adani Transmission Ltd., 4.25%, 5/21/2036	146,645	124,690
AEP Transmission Co. LLC, 5.375%, 6/15/2035	296,000	302,441
AEP Transmission Co. LLC, 5.4%, 3/15/2053	216,000	208,076
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	181,000	181,964
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	181,000	159,245
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	120,000	112,672
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	100,000	83,565
DTE Energy Co., 4.95%, 7/01/2027	373,000	377,270
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	460,000	425,003
Duke Energy Florida LLC, 3.4%, 10/01/2046	158,000	113,149
Duke Energy Florida LLC, 6.2%, 11/15/2053	272,000	289,453
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	400,000	401,471
Enel Finance International N.V., 2.5%, 7/12/2031 (n)	294,000	257,893
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	296,000	354,834
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)	486,000	504,249
Eversource Energy, 5.5%, 1/01/2034	373,000	379,847
FirstEnergy Corp., 3.9%, 7/15/2027	392,000	387,605
FirstEnergy Corp., 3.4%, 3/01/2050	533,000	361,230
Florida Power & Light Co., 2.45%, 2/03/2032	204,000	179,901
Florida Power & Light Co., 3.95%, 3/01/2048	287,000	228,887
Georgia Power Co., 4.7%, 5/15/2032	139,000	138,973
Georgia Power Co., 4.95%, 5/17/2033	207,000	208,603
Georgia Power Co., 5.125%, 5/15/2052	362,000	338,300
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	645,000	565,435
Jersey Central Power & Light Co., 5.1%, 1/15/2035	114,000	113,663
MidAmerican Energy Co., 5.85%, 9/15/2054	470,000	483,721
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035	474,000	478,735
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)	594,000	605,110
Pacific Gas & Electric Co., 5.45%, 6/15/2027	255,000	257,951
Pacific Gas & Electric Co., 2.5%, 2/01/2031	442,000	383,679
Pacific Gas & Electric Co., 4%, 12/01/2046	264,000	189,012
PPL Electric Utilities Corp., 4.85%, 2/15/2034	367,000	367,081
PSEG Power LLC, 5.2%, 5/15/2030 (n)	383,000	390,830
10

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
PSEG Power LLC, 5.75%, 5/15/2035 (n)	$301,000	$309,988
Public Service Electric & Gas Co., 5.5%, 3/01/2055	231,000	227,812
Southern California Edison Co., 5.45%, 3/01/2035	115,000	112,886
Southern California Edison Co., 4.5%, 9/01/2040	173,000	144,895
Xcel Energy, Inc., 5.5%, 3/15/2034	528,000	536,332
Xcel Energy, Inc., 5.6%, 4/15/2035	65,000	66,359
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	118,000	120,966
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)	274,000	292,661
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)	59,000	63,235
		$12,409,803
Total Bonds (Identified Cost, $129,958,532)		$128,575,012
Mutual Funds (h) – 3.4%
Money Market Funds – 3.4%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $4,453,429)	4,453,367	$4,453,813
Other Assets, Less Liabilities – (0.9)%		(1,135,757)
Net Assets – 100.0%		$131,893,068

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,453,813 and
$128,575,012, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $49,079,580, representing 37.2% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Derivative Contracts at 6/30/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	24	$2,771,250	September – 2025	$94,887
U.S. Treasury Note 2 yr	Long	USD	27	5,616,633	September – 2025	23,950
U.S. Treasury Ultra Bond 30 yr	Long	USD	12	1,429,500	September – 2025	59,548
						$178,385
11

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	11	$1,233,375	September – 2025	$(18,518)
U.S. Treasury Note 5 yr	Short	USD	10	1,090,000	September – 2025	(10,504)
						$(29,022)
At June 30, 2025, the fund had liquid securities with an aggregate value of $180,039 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
12

MFS Corporate Bond Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $129,958,532)	$128,575,012
Investments in affiliated issuers, at value (identified cost, $4,453,429)	4,453,813
Receivables for
Net daily variation margin on open futures contracts	36,883
Investments sold	281,150
Interest	1,617,821
Receivable from investment adviser	4,635
Other assets	419
Total assets	$134,969,733
Liabilities
Payable to custodian	$466
Payables for
Investments purchased	248,993
When-issued investments purchased	2,644,463
Fund shares reacquired	119,359
Payable to affiliates
Administrative services fee	305
Shareholder servicing costs	74
Distribution and/or service fees	2,793
Payable for independent Trustees' compensation	757
Accrued expenses and other liabilities	59,455
Total liabilities	$3,076,665
Net assets	$131,893,068
Net assets consist of
Paid-in capital	$150,355,651
Total distributable earnings (loss)	(18,462,583)
Net assets	$131,893,068
Shares of beneficial interest outstanding	13,626,611

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$29,662,428	3,024,005	$9.81
Service Class	102,230,640	10,602,606	9.64
See Notes to Financial Statements
13

MFS Corporate Bond Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Interest	$3,523,654
Dividends from affiliated issuers	49,269
Other	379
Foreign taxes withheld	(27)
Total investment income	$3,573,275
Expenses
Management fee	$401,561
Distribution and/or service fees	125,108
Shareholder servicing costs	2,597
Administrative services fee	14,211
Independent Trustees' compensation	2,399
Custodian fee	11,874
Shareholder communications	1,865
Audit and tax fees	40,684
Legal fees	753
Miscellaneous	19,428
Total expenses	$620,480
Reduction of expenses by investment adviser	(73,124)
Net expenses	$547,356
Net investment income (loss)	$3,025,919
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,143,023)
Affiliated issuers	(638)
Futures contracts	(168,354)
Net realized gain (loss)	$(1,312,015)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$3,431,173
Affiliated issuers	212
Futures contracts	144,947
Net unrealized gain (loss)	$3,576,332
Net realized and unrealized gain (loss)	$2,264,317
Change in net assets from operations	$5,290,236
See Notes to Financial Statements
14

MFS Corporate Bond Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$3,025,919	$6,068,964
Net realized gain (loss)	(1,312,015)	(2,540,432)
Net unrealized gain (loss)	3,576,332	319,426
Change in net assets from operations	$5,290,236	$3,847,958
Total distributions to shareholders	$—	$(5,285,437)
Change in net assets from fund share transactions	$(10,826,928)	$49,433
Total change in net assets	$(5,536,692)	$(1,388,046)
Net assets
At beginning of period	137,429,760	138,817,806
At end of period	$131,893,068	$137,429,760
See Notes to Financial Statements
15

MFS Corporate Bond Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.42	$9.51	$9.08	$11.93	$12.71	$11.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.43	$0.38	$0.31	$0.31	$0.36
Net realized and unrealized gain (loss)	0.17	(0.14)	0.42	(2.23)	(0.49)	0.89
Total from investment operations	$0.39	$0.29	$0.80	$(1.92)	$(0.18)	$1.25
Less distributions declared to shareholders
From net investment income	$—	$(0.38)	$(0.37)	$(0.36)	$(0.36)	$(0.44)
From net realized gain	—	—	—	(0.57)	(0.24)	(0.04)
Total distributions declared to shareholders	$—	$(0.38)	$(0.37)	$(0.93)	$(0.60)	$(0.48)
Net asset value, end of period (x)	$9.81	$9.42	$9.51	$9.08	$11.93	$12.71
Total return (%) (k)(r)(s)(x)	4.14 (n)	3.00	9.11	(16.36)	(1.40)	10.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.74 (a)	0.73	0.72	0.71	0.69	0.70
Expenses after expense reductions	0.63 (a)	0.63	0.63	0.63	0.63	0.63
Net investment income (loss)	4.71 (a)	4.55	4.07	3.04	2.51	2.90
Portfolio turnover rate	23 (n)	49	65	62	55	41
Net assets at end of period (000 omitted)	$29,662	$35,373	$38,486	$39,066	$53,206	$59,133

See Notes to Financial Statements
16

MFS Corporate Bond Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$9.27	$9.37	$8.94	$11.76	$12.54	$11.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.40	$0.35	$0.28	$0.27	$0.32
Net realized and unrealized gain (loss)	0.16	(0.14)	0.42	(2.20)	(0.48)	0.89
Total from investment operations	$0.37	$0.26	$0.77	$(1.92)	$(0.21)	$1.21
Less distributions declared to shareholders
From net investment income	$—	$(0.36)	$(0.34)	$(0.33)	$(0.33)	$(0.41)
From net realized gain	—	—	—	(0.57)	(0.24)	(0.04)
Total distributions declared to shareholders	$—	$(0.36)	$(0.34)	$(0.90)	$(0.57)	$(0.45)
Net asset value, end of period (x)	$9.64	$9.27	$9.37	$8.94	$11.76	$12.54
Total return (%) (k)(r)(s)(x)	3.99 (n)	2.70	8.89	(16.62)	(1.66)	10.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.99 (a)	0.98	0.97	0.96	0.94	0.95
Expenses after expense reductions	0.88 (a)	0.88	0.88	0.88	0.88	0.88
Net investment income (loss)	4.46 (a)	4.31	3.83	2.77	2.26	2.65
Portfolio turnover rate	23 (n)	49	65	62	55	41
Net assets at end of period (000 omitted)	$102,231	$102,057	$100,332	$94,155	$153,580	$169,239

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
17

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Corporate Bond Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be
18

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$2,492,717	$—	$2,492,717
Non - U.S. Sovereign Debt	—	3,163,788	—	3,163,788
Municipal Bonds	—	886,107	—	886,107
U.S. Corporate Bonds	—	83,396,442	—	83,396,442
Residential Mortgage-Backed Securities	—	1,247,762	—	1,247,762
Commercial Mortgage-Backed Securities	—	1,494,321	—	1,494,321
Asset-Backed Securities (including CDOs)	—	1,853,825	—	1,853,825
Foreign Bonds	—	34,040,050	—	34,040,050
Investment Companies	4,453,813	—	—	4,453,813
Total	$4,453,813	$128,575,012	$—	$133,028,825

Other Financial Instruments
Futures Contracts – Assets	$178,385	$—	$—	$178,385
Futures Contracts – Liabilities	(29,022)	—	—	(29,022)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
19

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$178,385	$(29,022)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(168,354)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$144,947
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
20

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign
21

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$5,285,437
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/25
Cost of investments	$134,717,060
Gross appreciation	2,349,785
Gross depreciation	(4,038,020)
Net unrealized appreciation (depreciation)	$(1,688,235)
As of 12/31/24
Undistributed ordinary income	6,173,073
Capital loss carryforwards	(24,765,231)
Net unrealized appreciation (depreciation)	(5,160,661)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(5,572,154)
Long-Term	(19,193,077)
Total	$(24,765,231)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$1,430,511
Service Class	—	3,854,926
Total	$—	$5,285,437
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
22

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Up to $1 billion	0.60%
In excess of $1 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $9,306, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.63% of average daily net assets for the Initial Class shares and 0.88% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, this reduction amounted to $63,818, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $2,322, which equated to 0.0035% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $275.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0212% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$2,667,210	$4,879,596
Non-U.S. Government securities	28,105,798	32,549,509
23

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	151,014	$1,461,805	167,696	$1,589,569
Service Class	481,676	4,541,504	1,710,347	15,991,325
	632,690	$6,003,309	1,878,043	$17,580,894
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	149,792	$1,430,511
Service Class	—	—	409,663	3,854,926
	—	$—	559,455	$5,285,437
Shares reacquired
Initial Class	(882,987)	$(8,471,966)	(607,012)	$(5,777,487)
Service Class	(889,625)	(8,358,271)	(1,816,513)	(17,039,411)
	(1,772,612)	$(16,830,237)	(2,423,525)	$(22,816,898)
Net change
Initial Class	(731,973)	$(7,010,161)	(289,524)	$(2,757,407)
Service Class	(407,949)	(3,816,767)	303,497	2,806,840
	(1,139,922)	$(10,826,928)	13,973	$49,433
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $307 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,213,365	$19,327,978	$18,087,104	$(638)	$212	$4,453,813

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$49,269	$—
24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Corporate Bond Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Corporate Bond Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Corporate Bond Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
25

MFS High Yield Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS High Yield Portfolio
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 97.1%
Aerospace & Defense – 3.2%
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)		$796,000	$818,575
Bombardier, Inc., 7.5%, 2/01/2029 (n)		425,000	446,232
Bombardier, Inc., 8.75%, 11/15/2030 (n)		306,000	331,269
Bombardier, Inc., 7.25%, 7/01/2031 (n)		444,000	466,067
Bombardier, Inc., 7%, 6/01/2032 (n)		235,000	244,726
Bombardier, Inc., 6.75%, 6/15/2033 (n)		329,000	340,910
Moog, Inc., 4.25%, 12/15/2027 (n)		478,000	466,677
TransDigm, Inc., 6.75%, 8/15/2028 (n)		354,000	361,484
TransDigm, Inc., 4.625%, 1/15/2029		678,000	665,252
TransDigm, Inc., 6.375%, 3/01/2029 (n)		352,000	361,131
TransDigm, Inc., 6.875%, 12/15/2030 (n)		1,264,000	1,311,511
TransDigm, Inc., 6.375%, 5/31/2033 (n)		1,340,000	1,341,215
			$7,155,049
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 5.627% ((SOFR - 3mo. + 0.26161%) + 1.3% Cash or PIK), 4/26/2050 (a)(n)(p)		$1,554,572	$155
Automotive – 2.1%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$1,214,000	$1,112,699
Clarios Global LP/Clarios US Finance Co., 6.75%, 2/15/2030 (n)		427,000	443,989
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	372,000	439,880
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		$626,000	604,638
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		776,000	600,924
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		401,000	423,072
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		590,000	424,793
Wabash National Corp., 4.5%, 10/15/2028 (n)		739,000	668,529
			$4,718,524
Broadcasting – 2.1%
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		$800,000	$829,969
Dotdash Meredith, Inc., 7.625%, 6/15/2032 (n)		533,000	516,850
Gray Media, Inc., 10.5%, 7/15/2029 (n)		526,000	565,069
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		741,000	708,785
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (n)		265,000	230,690
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)		697,000	704,121
Univision Communications, Inc., 8%, 8/15/2028 (n)		397,000	402,867
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		749,000	749,830
			$4,708,181
Brokerage & Asset Managers – 1.9%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		$845,000	$874,960
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)		692,000	760,452
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		285,000	288,553
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		504,000	502,295
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		307,000	325,585
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		1,406,000	1,419,422
			$4,171,267
HYSFS-SEM
1

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – 4.4%
AmeriTex Holdco Intermediate LLC, 10.25%, 10/15/2028 (n)		$680,000	$721,339
BCPE Ulysses Intermediate, Inc., 7.75% (7.75% Cash or 8.5% PIK), 4/01/2027 (n)(p)		279,000	269,660
Builders FirstSource, Inc., 6.75%, 5/15/2035 (n)		333,000	342,862
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)		592,000	429,307
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		279,000	256,491
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		812,000	744,774
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		708,000	709,647
Knife River Corp., 7.75%, 5/01/2031 (n)		825,000	869,738
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		507,000	439,822
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		220,000	225,645
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		838,000	796,616
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		270,000	270,630
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)		1,004,000	1,006,758
Quikrete Holdings Inc., 6.375%, 3/01/2032 (n)		679,000	698,229
Standard Building Solutions, Inc., 6.5%, 8/15/2032 (n)		398,000	407,804
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		360,000	356,000
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		398,000	376,843
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		888,000	886,591
			$9,808,756
Business Services – 1.7%
athenahealth, Inc., 6.5%, 2/15/2030 (n)		$747,000	$735,246
CACI International, Inc., 6.375%, 6/15/2033 (n)		668,000	689,341
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		583,000	580,454
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		576,000	571,422
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)		513,000	527,470
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)		767,000	796,582
			$3,900,515
Cable TV – 5.1%
Cable One, Inc., 4%, 11/15/2030 (n)		$716,000	$564,111
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		2,152,000	2,084,863
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,366,000	1,302,316
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032		427,000	397,641
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		484,000	430,850
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		900,000	824,000
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		495,000	244,820
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		400,000	282,205
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		325,000	318,692
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)		203,000	197,077
DISH DBS Corp., 7.75%, 7/01/2026		463,000	411,278
DISH DBS Corp., 5.125%, 6/01/2029		535,000	356,588
DISH Network Corp., 11.75%, 11/15/2027 (n)		452,000	465,933
EchoStar Corp., 10.75%, 11/30/2029		679,723	700,115
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		905,000	827,035
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		1,061,000	1,038,704
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		1,116,000	974,332
			$11,420,560
Chemicals – 2.4%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)		$733,000	$759,732
Chemours Co., 4.625%, 11/15/2029 (n)		973,000	846,933
Chemours Co., 8%, 1/15/2033 (n)		276,000	258,449
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)		150,000	145,570
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		907,000	777,542
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)(w)	EUR	677,000	792,688
2

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		$891,000	$871,134
SNF Group SACA, 3.375%, 3/15/2030 (n)		1,041,000	960,576
			$5,412,624
Computer Software – 1.5%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)		$864,000	$889,188
Cloud Software Group, Inc., 9%, 9/30/2029 (n)		194,000	201,086
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)		859,000	914,173
Fair Isaac Corp., 6%, 5/15/2033 (n)		666,000	672,104
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		652,000	634,843
			$3,311,394
Computer Software - Systems – 1.2%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		$428,000	$438,165
Sabre GLBL, Inc., 10.75%, 11/15/2029 (n)		198,000	203,454
Sabre GLBL, Inc., 11.125%, 7/15/2030 (n)		195,000	203,970
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		805,000	805,706
Virtusa Corp., 7.125%, 12/15/2028 (n)		433,000	412,694
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)		696,000	715,681
			$2,779,670
Conglomerates – 1.9%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$508,000	$516,365
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		127,000	123,897
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		1,087,000	1,047,965
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		721,000	736,986
Gates Corp., 6.875%, 7/01/2029 (n)		552,000	573,179
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)		562,000	587,598
SPX Flow, Inc., 8.75%, 4/01/2030 (n)		737,000	764,683
			$4,350,673
Construction – 1.4%
Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)		$536,000	$543,386
Empire Communities Corp., 9.75%, 5/01/2029 (n)		752,000	769,030
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		312,000	310,499
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		390,000	374,845
New Home Co., 8.5%, 11/01/2030 (n)		530,000	539,787
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		589,000	570,494
			$3,108,041
Consumer Products – 3.4%
Acushnet Co., 7.375%, 10/15/2028 (n)		$654,000	$681,786
Amer Sports Co., 6.75%, 2/16/2031 (n)		757,000	787,913
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		541,000	440,857
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		601,000	638,639
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		530,000	501,282
MajorDrive Holdings IV LLC, 6.375%, 6/01/2029 (n)		291,000	228,592
Newell Brands, Inc., 8.5%, 6/01/2028 (n)		335,000	351,821
Newell Brands, Inc., 6.375%, 5/15/2030		745,000	724,754
Newell Brands, Inc., 6.625%, 5/15/2032		411,000	392,077
Opal Bidco S.A.S., 5.5%, 3/31/2032 (n)	EUR	325,000	390,491
Opal Bidco S.A.S., 6.5%, 3/31/2032 (n)		$345,000	352,111
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032		959,000	968,198
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		573,000	568,507
3

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – continued
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	$645,000	$594,358
		$7,621,386
Consumer Services – 3.3%
Allied Universal Holdco LLC, 6.875%, 6/15/2030 (n)	$315,000	$319,273
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)	752,000	785,608
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	804,000	739,448
Garda World Security Corp., 8.375%, 11/15/2032 (n)	792,000	813,550
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	993,000	938,330
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)	690,000	690,029
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	261,000	228,230
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	617,000	505,631
Service Corp. International, 5.75%, 10/15/2032	913,000	922,311
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	595,000	559,153
TriNet Group, Inc., 7.125%, 8/15/2031 (n)	140,000	145,823
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)	632,000	629,723
		$7,277,109
Containers – 1.2%
Ball Corp., 6%, 6/15/2029	$331,000	$339,333
Ball Corp., 2.875%, 8/15/2030	1,035,000	933,037
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)	546,000	558,462
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/2031 (n)	743,000	761,435
		$2,592,267
Electrical Equipment – 0.4%
CommScope LLC, 4.75%, 9/01/2029 (n)	$198,000	$193,304
CommScope LLC, 9.5%, 12/15/2031 (n)	333,000	348,722
CommScope Technologies LLC, 5%, 3/15/2027 (n)	343,000	334,066
		$876,092
Electronics – 0.6%
Diebold Nixdorf, Inc., 7.75%, 3/31/2030 (n)	$600,000	$636,537
Entegris, Inc., 4.375%, 4/15/2028 (n)	352,000	342,614
Entegris, Inc., 3.625%, 5/01/2029 (n)	261,000	247,357
Entegris, Inc., 5.95%, 6/15/2030 (n)	196,000	199,115
		$1,425,623
Energy - Independent – 4.6%
Chord Energy Corp., 6.75%, 3/15/2033 (n)	$614,000	$627,276
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)	437,000	447,449
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)	236,000	239,596
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)	381,000	385,233
CNX Resources Corp., 7.25%, 3/01/2032 (n)	540,000	559,122
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	1,065,000	1,067,385
Encino Acquisition Partners Holdings LLC, 8.75%, 5/01/2031 (n)	599,000	661,509
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)	795,000	814,758
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029 (n)	458,000	449,951
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)	795,000	800,621
Matador Resources Co., 6.875%, 4/15/2028 (n)	754,000	768,871
Matador Resources Co., 6.5%, 4/15/2032 (n)	236,000	236,123
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	650,000	652,519
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	469,000	486,204
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)	215,000	216,995
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)	716,000	749,702
Vital Energy, Inc., 7.875%, 4/15/2032 (n)	616,000	526,693
4

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)	$527,000	$523,507
		$10,213,514
Entertainment – 2.7%
Carnival Corp., 5.75%, 3/15/2030 (n)	$677,000	$688,455
Carnival Corp., 6.125%, 2/15/2033 (n)	340,000	347,872
Life Time, Inc., 6%, 11/15/2031 (n)	832,000	845,270
Lindblad Expeditions Holdings, Inc., 9%, 5/15/2028 (n)	691,000	721,349
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	67,000	67,084
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)	766,000	772,537
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	442,000	451,560
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	926,000	955,108
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)	271,000	271,152
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	870,000	865,757
		$5,986,144
Financial Institutions – 6.4%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$874,696	$848,455
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	1,046,000	1,090,714
Azorra Finance Ltd., 7.25%, 1/15/2031 (n)(w)	272,000	277,691
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	335,000	354,645
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)	537,000	543,624
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	512,000	512,171
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	616,000	639,827
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	788,000	783,759
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	504,000	534,751
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	638,000	619,774
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)	262,000	259,386
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)	660,000	683,859
LFS TopCo LLC, 8.75%, 7/15/2030 (n)(w)	654,000	643,339
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	594,000	594,640
Nationstar Mortgage Holdings, Inc., 6.5%, 8/01/2029 (n)	557,000	568,950
Navient Corp., 7.875%, 6/15/2032	361,000	375,440
OneMain Finance Corp., 6.625%, 5/15/2029	675,000	693,259
OneMain Finance Corp., 5.375%, 11/15/2029	548,000	539,038
OneMain Finance Corp., 7.5%, 5/15/2031	257,000	268,527
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)	1,194,000	1,223,850
Phoenix Aviation Capital, 9.25%, 7/15/2030 (n)	458,000	474,368
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	447,000	455,506
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	447,000	457,371
Rocket Cos., Inc., 4%, 10/15/2033 (n)	211,000	188,775
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)	603,000	618,818
		$14,250,537
Food & Beverages – 3.0%
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)	$446,000	$464,760
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)	237,000	251,505
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)	448,000	472,715
Performance Food Group Co., 5.5%, 10/15/2027 (n)	601,000	599,744
Performance Food Group Co., 6.125%, 9/15/2032 (n)	450,000	460,320
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	1,157,000	1,112,148
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	309,000	310,755
Primo Water Holdings Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)	1,131,000	1,096,538
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	1,126,000	1,106,246
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	184,000	183,807
5

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)	$559,000	$547,691
		$6,606,229
Forest & Paper Products – 0.7%
Graphic Packaging International LLC, 6.375%, 7/15/2032 (n)	$868,000	$886,294
Veritiv Operating Co., 10.5%, 11/30/2030 (n)	597,000	646,250
		$1,532,544
Gaming & Lodging – 3.4%
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	$707,000	$707,236
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	1,380,000	1,384,497
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	1,389,000	1,382,754
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	690,000	625,042
Melco Resorts Finance Limited, 5.375%, 12/04/2029	1,102,000	1,029,721
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	909,000	889,242
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	607,000	596,735
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	816,000	810,111
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)	212,000	226,090
		$7,651,428
Industrial – 0.7%
APi Escrow Corp., 4.75%, 10/15/2029 (n)	$1,224,000	$1,201,195
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)	404,000	400,441
		$1,601,636
Insurance - Property & Casualty – 3.8%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)	$531,000	$549,504
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	611,000	594,008
Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)	198,000	204,541
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/2032 (n)	394,000	399,584
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	475,000	468,235
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	582,000	602,027
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)	1,019,000	1,037,952
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)	345,000	351,636
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	491,000	477,161
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)	985,000	1,023,997
Hub International Ltd., 5.625%, 12/01/2029 (n)	400,000	400,054
Hub International Ltd., 7.25%, 6/15/2030 (n)	789,000	824,533
Hub International Ltd., 7.375%, 1/31/2032 (n)	293,000	306,574
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	1,152,000	1,196,641
		$8,436,447
Interactive Media Services – 0.3%
Snap, Inc., 6.875%, 3/01/2033 (n)	$559,000	$573,604
Machinery & Tools – 0.9%
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)	$527,000	$554,637
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	1,338,000	1,406,585
		$1,961,222
Medical & Health Technology & Services – 5.0%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$920,000	$874,675
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)	538,000	554,265
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	599,000	625,206
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	696,000	653,360
6

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	$410,000	$303,179
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	1,606,000	1,424,117
Concentra, Inc., 6.875%, 7/15/2032 (n)	727,000	752,709
Encompass Health Corp., 5.75%, 9/15/2025	94,000	93,907
Encompass Health Corp., 4.75%, 2/01/2030	803,000	792,808
Encompass Health Corp., 4.625%, 4/01/2031	286,000	276,770
IQVIA, Inc., 5%, 5/15/2027 (n)	485,000	483,362
IQVIA, Inc., 6.5%, 5/15/2030 (n)	400,000	412,393
IQVIA, Inc., 6.25%, 6/01/2032 (n)	363,000	372,517
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)	436,000	471,624
Lifepoint Health, Inc., 11%, 10/15/2030 (n)	447,000	493,129
Lifepoint Health, Inc., 10%, 6/01/2032 (n)	274,000	282,676
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	638,000	650,130
Tenet Healthcare Corp., 6.125%, 6/15/2030	851,000	865,794
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	675,000	696,221
		$11,078,842
Medical Equipment – 1.1%
Insulet Corp., 6.5%, 4/01/2033 (n)	$596,000	$621,381
Medline Borrower LP, 3.875%, 4/01/2029 (n)	363,000	348,205
Medline Borrower LP, 5.25%, 10/01/2029 (n)	890,000	883,062
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	511,000	524,942
		$2,377,590
Metals & Mining – 2.8%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$749,000	$691,078
Cleveland-Cliffs, Inc., 7%, 3/15/2032 (n)	594,000	559,941
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	2,005,000	1,873,475
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)	720,000	736,854
Novelis, Inc., 4.75%, 1/30/2030 (n)	778,000	745,469
Novelis, Inc., 6.875%, 1/30/2030 (n)	399,000	412,538
Novelis, Inc., 3.875%, 8/15/2031 (n)	403,000	362,122
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (z)	357,212	186,149
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)	673,000	704,549
		$6,272,175
Midstream – 6.2%
Buckeye Partners LP, 6.75%, 2/01/2030 (n)	$601,000	$623,860
Buckeye Partners LP, 5.85%, 11/15/2043	226,000	199,187
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)	838,000	869,745
Delek Logistics Partners LP/Delek Logistics Corp., 7.375%, 6/30/2033 (n)	355,000	353,346
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029	993,000	1,038,370
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	620,000	625,258
NFE Financing LLC, 12%, 11/15/2029 (n)	475,806	216,016
NuStar Logistics LP, 6.375%, 10/01/2030	774,000	802,065
Prairie Acquiror LP, 9%, 8/01/2029 (n)	604,000	629,136
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)	342,000	356,935
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	680,000	681,185
Sunoco LP, 7.25%, 5/01/2032 (n)	864,000	907,184
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	1,114,000	1,107,458
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)	460,000	472,779
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)	458,000	476,455
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	424,000	392,451
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	582,000	601,523
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	692,000	753,850
Venture Global LNG, Inc., 7%, 1/15/2030 (n)	277,000	280,023
7

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		$1,039,000	$1,079,142
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		862,000	838,035
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)		231,000	247,360
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)(w)		164,000	164,000
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)(w)		164,000	164,000
			$13,879,363
Network & Telecom – 1.2%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$325,000	$237,309
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		666,000	674,708
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		827,000	842,112
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	165,000	199,610
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		334,000	419,501
Windstream Services, LLC / Windstream Escrow, 8.25%, 10/01/2031 (n)		$273,000	285,909
			$2,659,149
Oil Services – 0.8%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$768,000	$570,476
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		770,000	789,198
Valaris Ltd., 8.375%, 4/30/2030 (n)		362,000	371,403
			$1,731,077
Pharmaceuticals – 1.1%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$522,000	$526,578
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		532,000	448,766
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		304,000	192,490
Grifols S.A., 7.125%, 5/01/2030	EUR	427,000	521,903
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		$789,000	758,838
			$2,448,575
Pollution Control – 0.6%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$678,000	$657,609
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		233,000	243,817
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		323,000	336,263
			$1,237,689
Precious Metals & Minerals – 0.9%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$814,000	$815,273
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		531,000	526,591
New Gold, Inc., 6.875%, 4/01/2032 (n)		629,000	648,233
			$1,990,097
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$268,000	$247,548
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		467,000	488,742
			$736,290
Real Estate - Other – 1.2%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$690,000	$668,544
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		1,141,000	1,180,954
XHR LP, REIT, 4.875%, 6/01/2029 (n)		850,000	823,781
			$2,673,279
8

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Restaurants – 1.0%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$522,000	$535,350
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		508,000	473,389
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		786,000	725,322
New Red Finance, Inc., 5.625%, 9/15/2029 (n)		469,000	475,624
			$2,209,685
Retailers – 2.4%
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)(w)		$649,000	$672,698
Hanesbrands, Inc., 9%, 2/15/2031 (n)		323,000	341,968
L Brands, Inc., 6.625%, 10/01/2030 (n)		891,000	918,308
Macy’s Retail Holdings LLC, 5.875%, 3/15/2030 (n)		131,000	128,673
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		668,000	661,148
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		483,000	474,407
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	450,000	467,794
Parkland Corp., 4.625%, 5/01/2030 (n)		$783,000	749,771
Parkland Corp., 6.625%, 8/15/2032 (n)		142,000	145,136
Penske Automotive Group Co., 3.75%, 6/15/2029		732,000	694,361
			$5,254,264
Specialty Stores – 1.4%
Carvana Co., 9% (9% Cash or 12% PIK) to 8/15/2025, 9% Cash to 12/01/2028 (n)(p)		$244,934	$251,221
Carvana Co., 14% (9% Cash or 14% PIK) to 8/15/2025, 9% Cash to 6/01/2031 (n)(p)		1,061,103	1,256,974
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		402,000	321,400
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		451,000	295,405
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		1,025,000	996,035
			$3,121,035
Supermarkets – 1.0%
Albertsons Cos., LLC / Safeway, Inc., 6.25%, 3/15/2033 (n)		$1,317,000	$1,357,598
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		932,000	965,228
			$2,322,826
Telecommunications - Wireless – 1.3%
Altice France S.A., 5.5%, 1/15/2028 (n)		$881,000	$741,441
Altice France S.A., 5.125%, 7/15/2029 (n)		270,000	223,162
SBA Communications Corp., 3.125%, 2/01/2029		1,045,000	986,979
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	100,000	125,157
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$731,000	780,343
			$2,857,082
Telephone Services – 1.0%
Level 3 Financing, Inc., 11%, 11/15/2029 (n)		$364,652	$418,288
Level 3 Financing, Inc., 3.875%, 10/15/2030 (n)		501,694	435,220
Level 3 Financing, Inc., 6.875%, 6/30/2033 (n)		332,442	338,267
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		660,000	637,909
Uniti Group/CSL Capital Co., 8.625%, 6/15/2032 (n)		326,000	329,308
			$2,158,992
Tobacco – 0.4%
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)		$759,000	$794,646
Transportation - Services – 0.3%
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)	EUR	613,000	$732,922
9

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 2.8%
Calpine Corp., 4.5%, 2/15/2028 (n)	$774,000	$767,726
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	1,302,000	1,195,520
ContourGlobal Power Holdings S.A., 6.75%, 2/28/2030 (n)	200,000	206,072
PG&E Corp., 5.25%, 7/01/2030	1,143,000	1,088,870
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055	341,000	322,934
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	256,000	254,452
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	841,000	832,434
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	164,000	157,012
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)	432,000	421,113
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	615,000	630,456
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)	152,000	162,352
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)	157,000	168,269
		$6,207,210
Total Bonds (Identified Cost, $216,296,414)		$216,193,979
Common Stocks – 0.2%
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	1,115	$167,038
Telecom Services – 0.1%
Intelsat Emergence S.A. (a)	7,661	$329,423
Total Common Stocks (Identified Cost, $905,914)		$496,461

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14	N/A	11,113	$6,254

Mutual Funds (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $4,834,331)	4,834,383	$4,834,866
Other Assets, Less Liabilities – 0.5%		1,021,079
Net Assets – 100.0%		$222,552,639

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,834,866 and
$216,696,694, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$195,889,443, representing 88.0% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

10

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026	3/09/21-7/26/21	$355,062	$186,149
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

Derivative Contracts at 6/30/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	13,884	USD	15,576	State Street Corp.	7/18/2025	$796
Liability Derivatives
USD	644,212	EUR	567,742	Barclays Bank PLC	7/18/2025	$(25,266)
USD	427,073	EUR	372,408	HSBC Bank	7/18/2025	(12,068)
USD	867,869	EUR	764,959	JPMorgan Chase Bank N.A.	7/18/2025	(34,166)
USD	1,995,436	EUR	1,735,995	State Street Corp.	7/18/2025	(51,639)
USD	150,328	EUR	132,681	UBS AG	7/18/2025	(6,129)
						$(129,268)
See Notes to Financial Statements
11

MFS High Yield Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $217,202,328)	$216,696,694
Investments in affiliated issuers, at value (identified cost, $4,834,331)	4,834,866
Cash	54,273
Foreign currency, at value (identified cost, $41)	42
Receivables for
Forward foreign currency exchange contracts	796
Investments sold	133,347
Fund shares sold	200,898
Interest	3,726,479
Other assets	587
Total assets	$225,647,982
Liabilities
Payables for
Forward foreign currency exchange contracts	$129,268
Investments purchased	11,314
When-issued investments purchased	2,694,149
Fund shares reacquired	167,931
Payable to affiliates
Investment adviser	709
Administrative services fee	430
Shareholder servicing costs	139
Distribution and/or service fees	659
Payable for independent Trustees' compensation	1,099
Accrued expenses and other liabilities	89,645
Total liabilities	$3,095,343
Net assets	$222,552,639
Net assets consist of
Paid-in capital	$270,516,079
Total distributable earnings (loss)	(47,963,440)
Net assets	$222,552,639
Shares of beneficial interest outstanding	42,450,463

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$198,416,067	37,782,904	$5.25
Service Class	24,136,572	4,667,559	5.17
See Notes to Financial Statements
12

MFS High Yield Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Interest	$7,719,185
Dividends from affiliated issuers	91,595
Dividends from unaffiliated issuers	37,255
Income on securities loaned	328
Other	40
Total investment income	$7,848,403
Expenses
Management fee	$774,837
Distribution and/or service fees	30,190
Shareholder servicing costs	4,927
Administrative services fee	19,960
Independent Trustees' compensation	3,366
Custodian fee	13,703
Shareholder communications	4,982
Audit and tax fees	51,228
Legal fees	586
Miscellaneous	19,265
Total expenses	$923,044
Reduction of expenses by investment adviser	(94,676)
Net expenses	$828,368
Net investment income (loss)	$7,020,035
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(840,378)
Affiliated issuers	(728)
Forward foreign currency exchange contracts	(28,201)
Foreign currency	2,573
Net realized gain (loss)	$(866,734)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$4,116,412
Affiliated issuers	155
Forward foreign currency exchange contracts	(297,948)
Translation of assets and liabilities in foreign currencies	4,521
Net unrealized gain (loss)	$3,823,140
Net realized and unrealized gain (loss)	$2,956,406
Change in net assets from operations	$9,976,441
See Notes to Financial Statements
13

MFS High Yield Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$7,020,035	$14,216,186
Net realized gain (loss)	(866,734)	(3,924,117)
Net unrealized gain (loss)	3,823,140	5,352,259
Change in net assets from operations	$9,976,441	$15,644,328
Total distributions to shareholders	$—	$(14,515,992)
Change in net assets from fund share transactions	$(17,135,768)	$(17,278,791)
Total change in net assets	$(7,159,327)	$(16,150,455)
Net assets
At beginning of period	229,711,966	245,862,421
At end of period	$222,552,639	$229,711,966
See Notes to Financial Statements
14

MFS High Yield Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$5.02	$5.00	$4.72	$5.59	$5.68	$5.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.30	$0.27	$0.23	$0.23	$0.25
Net realized and unrealized gain (loss)	0.07	0.04	0.30	(0.81)	(0.03)	0.03 (g)
Total from investment operations	$0.23	$0.34	$0.57	$(0.58)	$0.20	$0.28
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.29)	$(0.29)	$(0.29)	$(0.32)
Net asset value, end of period (x)	$5.25	$5.02	$5.00	$4.72	$5.59	$5.68
Total return (%) (k)(r)(s)(x)	4.58 (n)	6.92	12.41	(10.51)	3.49	5.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.81 (a)	0.80	0.78	0.79	0.78	0.78
Expenses after expense reductions	0.72 (a)	0.72	0.72	0.72	0.72	0.72
Net investment income (loss)	6.37 (a)	5.99	5.62	4.68	4.13	4.50
Portfolio turnover rate	24 (n)	58	43	29	63	54
Net assets at end of period (000 omitted)	$198,416	$204,391	$218,731	$224,472	$298,460	$310,121

Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$4.95	$4.94	$4.65	$5.51	$5.61	$5.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.29	$0.26	$0.22	$0.22	$0.23
Net realized and unrealized gain (loss)	0.07	0.03	0.30	(0.81)	(0.05)	0.03 (g)
Total from investment operations	$0.22	$0.32	$0.56	$(0.59)	$0.17	$0.26
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.27)	$(0.27)	$(0.27)	$(0.30)
Net asset value, end of period (x)	$5.17	$4.95	$4.94	$4.65	$5.51	$5.61
Total return (%) (k)(r)(s)(x)	4.44 (n)	6.53	12.48	(10.78)	3.08	4.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.06 (a)	1.05	1.03	1.04	1.03	1.03
Expenses after expense reductions	0.97 (a)	0.97	0.97	0.97	0.97	0.97
Net investment income (loss)	6.12 (a)	5.74	5.37	4.43	3.88	4.25
Portfolio turnover rate	24 (n)	58	43	29	63	54
Net assets at end of period (000 omitted)	$24,137	$25,321	$27,131	$28,563	$38,430	$41,171

See Notes to Financial Statements
15

MFS High Yield Portfolio
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
16

MFS High Yield Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS High Yield Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported
17

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Luxembourg	$—	$329,423	$—	$329,423
United States	—	—	167,038	167,038
United Kingdom	—	6,254	—	6,254
U.S. Corporate Bonds	—	183,302,233	—	183,302,233
Commercial Mortgage-Backed Securities	—	155	—	155
Foreign Bonds	—	32,891,591	—	32,891,591
Investment Companies	4,834,866	—	—	4,834,866
Total	$4,834,866	$216,529,656	$167,038	$221,531,560

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$796	$—	$796
Forward Foreign Currency Exchange Contracts – Liabilities	—	(129,268)	—	(129,268)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
18

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
Equity Securities
Balance as of 12/31/24	$253,741
Change in unrealized appreciation or depreciation	94,650
Partial liquidation proceeds	(181,353)
Balance as of 6/30/25	$167,038
The net change in unrealized appreciation or depreciation from investments held as level 3 at June 30, 2025 is $94,650. At June 30, 2025, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$796	$(129,268)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2025 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(28,201)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2025 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(297,948)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out
19

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2025, there were no securities on loan or collateral outstanding.
20

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$14,515,992
The federal tax cost and the tax basis components of distributable earnings were as follows:
21

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/25
Cost of investments	$222,906,465
Gross appreciation	4,588,961
Gross depreciation	(5,963,866)
Net unrealized appreciation (depreciation)	$(1,374,905)
As of 12/31/24
Undistributed ordinary income	14,865,320
Capital loss carryforwards	(67,182,255)
Other temporary differences	(1,417)
Net unrealized appreciation (depreciation)	(5,621,529)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(2,052,420)
Long-Term	(65,129,835)
Total	$(67,182,255)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$12,959,403
Service Class	—	1,556,589
Total	$—	$14,515,992
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.70%
In excess of $1 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2025, this management fee reduction amounted to $15,390, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.69% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.72% of average daily net assets for the Initial Class shares and 0.97% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, this reduction amounted to $79,286, which is included in the reduction of total expenses in the Statement of Operations.
22

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $4,241, which equated to 0.0038% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $686.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0180% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $52,738,174 and $62,892,513, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	546,985	$2,797,830	1,473,263	$7,447,861
Service Class	91,612	465,608	214,582	1,068,309
	638,597	$3,263,438	1,687,845	$8,516,170
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,623,361	$12,959,403
Service Class	—	—	319,628	1,556,589
	—	$—	2,942,989	$14,515,992
Shares reacquired
Initial Class	(3,501,033)	$(17,703,007)	(7,087,517)	$(35,744,057)
Service Class	(538,593)	(2,696,199)	(917,192)	(4,566,896)
	(4,039,626)	$(20,399,206)	(8,004,709)	$(40,310,953)
23

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Net change
Initial Class	(2,954,048)	$(14,905,177)	(2,990,893)	$(15,336,793)
Service Class	(446,981)	(2,230,591)	(382,982)	(1,941,998)
	(3,401,029)	$(17,135,768)	(3,373,875)	$(17,278,791)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 19%, 7%, and 5%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $513 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,658,482	$29,037,917	$26,860,960	$(728)	$155	$4,834,866

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$91,595	$—
24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS High Yield Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS High Yield Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS High Yield Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
25

MFS Blended Research Core Equity Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Core Equity Portfolio
Portfolio of Investments − 6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 1.5%
General Electric Co.	11,106	$2,858,573
Leidos Holdings, Inc.	18,471	2,913,985
		$5,772,558
Airlines – 0.2%
United Airlines Holdings, Inc. (a)	10,233	$814,854
Apparel Manufacturers – 0.3%
VF Corp.	91,512	$1,075,266
Automotive – 1.0%
Aptiv PLC (a)	13,537	$923,494
Tesla, Inc. (a)	9,625	3,057,478
		$3,980,972
Broadcasting – 3.2%
Netflix, Inc. (a)	5,228	$7,000,972
Spotify Technology S.A. (a)	7,522	5,771,931
		$12,772,903
Brokerage & Asset Managers – 1.8%
Citigroup, Inc.	65,241	$5,553,314
Raymond James Financial, Inc.	9,334	1,431,556
		$6,984,870
Business Services – 2.1%
Dropbox, Inc. (a)	33,173	$948,748
GoDaddy, Inc. (a)	10,325	1,859,120
Verisk Analytics, Inc., “A”	17,231	5,367,456
		$8,175,324
Chemicals – 0.3%
Eastman Chemical Co.	17,391	$1,298,412
Computer Software – 11.0%
Guidewire Software, Inc. (a)	13,722	$3,230,845
Microsoft Corp.	55,263	27,488,369
Okta, Inc. (a)	15,591	1,558,632
Palantir Technologies, Inc. (a)	3,714	506,293
Salesforce, Inc.	20,502	5,590,690
ServiceNow, Inc. (a)	3,974	4,085,590
Zoom Communications, Inc. (a)	16,734	1,304,917
		$43,765,336
Computer Software - Systems – 5.5%
Apple, Inc.	106,565	$21,863,941
CGSFS-SEM
1

MFS Blended Research Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.8%
Builders FirstSource, Inc. (a)	28,183	$3,288,674
CRH PLC	12,798	1,174,857
Essex Property Trust, Inc., REIT	4,500	1,275,300
Masco Corp.	14,471	931,354
Mohawk Industries, Inc. (a)	4,154	435,505
		$7,105,690
Consumer Products – 1.7%
Colgate-Palmolive Co.	32,598	$2,963,158
Kimberly-Clark Corp.	29,986	3,865,795
		$6,828,953
Consumer Services – 1.2%
Booking Holdings, Inc.	816	$4,724,020
Electrical Equipment – 0.9%
Amphenol Corp., “A”	8,793	$868,309
TE Connectivity PLC	16,933	2,856,089
		$3,724,398
Electronics – 12.3%
Applied Materials, Inc.	21,454	$3,927,584
Broadcom, Inc.	24,340	6,709,321
Lam Research Corp.	64,928	6,320,091
NVIDIA Corp.	202,893	32,055,065
		$49,012,061
Energy - Independent – 2.0%
ConocoPhillips	15,989	$1,434,853
EOG Resources, Inc.	22,088	2,641,946
Phillips 66	31,422	3,748,644
		$7,825,443
Energy - Integrated – 0.1%
Exxon Mobil Corp.	2,832	$305,290
Energy - Renewables – 0.7%
GE Vernova, Inc.	5,411	$2,863,231
Food & Beverages – 0.8%
General Mills, Inc.	15,835	$820,411
Ingredion, Inc.	3,871	524,985
Mondelez International, Inc.	22,213	1,498,045
PepsiCo, Inc.	2,082	274,907
		$3,118,348
General Merchandise – 0.2%
Dollar General Corp.	6,750	$772,065
Health Maintenance Organizations – 1.8%
Cigna Group	18,698	$6,181,185
Humana, Inc.	4,081	997,723
		$7,178,908
2

MFS Blended Research Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 4.3%
Ameriprise Financial, Inc.	11,423	$6,096,798
Berkshire Hathaway, Inc., “B” (a)	6,273	3,047,235
Chubb Ltd.	1,514	438,636
Corebridge Financial, Inc.	50,989	1,810,109
Equitable Holdings, Inc.	39,091	2,193,005
Everest Group Ltd.	1,001	340,190
Hartford Insurance Group, Inc.	14,988	1,901,528
MetLife, Inc.	9,229	742,196
Principal Financial Group, Inc.	8,998	714,711
		$17,284,408
Interactive Media Services – 6.9%
Alphabet, Inc., “A”	37,118	$6,541,305
Alphabet, Inc., “C”	25,083	4,449,473
Meta Platforms, Inc., “A”	22,186	16,375,265
		$27,366,043
Leisure & Toys – 0.2%
Roblox Corp., “A” (a)	7,600	$799,520
Machinery & Tools – 2.9%
CNH Industrial N.V.	142,933	$1,852,412
Deere & Co.	4,348	2,210,915
Eaton Corp. PLC	5,182	1,849,922
Wabtec Corp.	26,107	5,465,500
		$11,378,749
Major Banks – 1.6%
JPMorgan Chase & Co.	5,703	$1,653,357
Wells Fargo & Co.	57,205	4,583,264
		$6,236,621
Medical & Health Technology & Services – 1.6%
IQVIA Holdings, Inc. (a)	1,821	$286,971
McKesson Corp.	7,456	5,463,608
Ventas, Inc., REIT	9,997	631,311
		$6,381,890
Medical Equipment – 1.1%
Boston Scientific Corp. (a)	24,431	$2,624,134
Medtronic PLC	21,887	1,907,890
		$4,532,024
Network & Telecom – 1.3%
Motorola Solutions, Inc.	1,676	$704,691
Qualcomm, Inc.	28,675	4,566,780
		$5,271,471
Oil Services – 1.1%
TechnipFMC PLC	125,154	$4,310,304
Other Banks & Diversified Financials – 6.7%
American Express Co.	15,285	$4,875,609
Mastercard, Inc., “A”	5,765	3,239,584
Northern Trust Corp.	48,080	6,096,063
3

MFS Blended Research Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Popular, Inc.	23,966	$2,641,293
Synchrony Financial	12,733	849,801
Visa, Inc., “A”	25,226	8,956,491
		$26,658,841
Pharmaceuticals – 5.5%
AbbVie, Inc.	40,978	$7,606,336
Eli Lilly & Co.	809	630,640
Johnson & Johnson	43,949	6,713,210
Organon & Co.	29,803	288,493
Pfizer, Inc.	153,834	3,728,936
Vertex Pharmaceuticals, Inc. (a)	6,922	3,081,674
		$22,049,289
Railroad & Shipping – 0.4%
CSX Corp.	43,416	$1,416,664
Real Estate – 1.4%
Essential Properties Realty Trust, REIT	11,371	$362,848
Jones Lang LaSalle, Inc. (a)	8,305	2,124,253
Simon Property Group, Inc., REIT	2,233	358,977
W.P. Carey, Inc., REIT	42,018	2,621,083
		$5,467,161
Real Estate - Office – 0.5%
Cousins Properties, Inc., REIT	69,190	$2,077,776
Restaurants – 0.9%
Aramark	79,864	$3,343,906
Brinker International, Inc. (a)	2,351	423,956
		$3,767,862
Specialty Chemicals – 0.7%
RPM International, Inc.	26,599	$2,921,634
Specialty Stores – 6.9%
Amazon.com, Inc. (a)	84,852	$18,615,680
Home Depot, Inc.	4,447	1,630,448
O'Reilly Automotive, Inc. (a)	57,859	5,214,832
Target Corp.	19,804	1,953,665
		$27,414,625
Telecom Services – 0.3%
T-Mobile USA, Inc.	4,789	$1,141,027
Tobacco – 1.9%
Altria Group, Inc.	85,716	$5,025,529
Philip Morris International, Inc.	14,080	2,564,390
		$7,589,919
Utilities - Electric Power – 2.8%
Ameren Corp.	11,664	$1,120,210
Edison International	62,756	3,238,210
NextEra Energy, Inc.	41,829	2,903,769
NRG Energy, Inc.	3,781	607,153
4

MFS Blended Research Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
PG&E Corp.	248,298	$3,461,274
		$11,330,616
Total Common Stocks (Identified Cost, $220,940,433)		$395,359,287
Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $2,652,040)	2,651,914	$2,652,179
Other Assets, Less Liabilities – (0.1)%		(434,831)
Net Assets – 100.0%		$397,576,635

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,652,179 and
$395,359,287, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Blended Research Core Equity Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $220,940,433)	$395,359,287
Investments in affiliated issuers, at value (identified cost, $2,652,040)	2,652,179
Receivables for
Fund shares sold	1,206
Dividends	353,980
Other assets	942
Total assets	$398,367,594
Liabilities
Payables for
Fund shares reacquired	$714,839
Payable to affiliates
Investment adviser	16,694
Administrative services fee	669
Shareholder servicing costs	172
Distribution and/or service fees	3,535
Payable for independent Trustees' compensation	1,935
Accrued expenses and other liabilities	53,115
Total liabilities	$790,959
Net assets	$397,576,635
Net assets consist of
Paid-in capital	$125,446,958
Total distributable earnings (loss)	272,129,677
Net assets	$397,576,635
Shares of beneficial interest outstanding	5,868,820

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$267,567,853	3,927,871	$68.12
Service Class	130,008,782	1,940,949	66.98
See Notes to Financial Statements
6

MFS Blended Research Core Equity Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$2,676,985
Dividends from affiliated issuers	50,866
Other	5,695
Foreign taxes withheld	(3,683)
Total investment income	$2,729,863
Expenses
Management fee	$765,196
Distribution and/or service fees	156,824
Shareholder servicing costs	5,493
Administrative services fee	30,570
Independent Trustees' compensation	5,369
Custodian fee	10,484
Shareholder communications	1,692
Audit and tax fees	35,481
Legal fees	960
Miscellaneous	14,153
Total expenses	$1,026,222
Reduction of expenses by investment adviser	(26,588)
Net expenses	$999,634
Net investment income (loss)	$1,730,229
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$23,816,973
Affiliated issuers	(87)
Net realized gain (loss)	$23,816,886
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(2,967,197)
Affiliated issuers	3
Net unrealized gain (loss)	$(2,967,194)
Net realized and unrealized gain (loss)	$20,849,692
Change in net assets from operations	$22,579,921
See Notes to Financial Statements
7

MFS Blended Research Core Equity Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24
Change in net assets
From operations
Net investment income (loss)	$1,730,229	$3,845,838
Net realized gain (loss)	23,816,886	69,318,715
Net unrealized gain (loss)	(2,967,194)	20,263,728
Change in net assets from operations	$22,579,921	$93,428,281
Total distributions to shareholders	$—	$(32,058,260)
Change in net assets from fund share transactions	$(29,490,896)	$(47,903,516)
Total change in net assets	$(6,910,975)	$13,466,505
Net assets
At beginning of period	404,487,610	391,021,105
At end of period	$397,576,635	$404,487,610
See Notes to Financial Statements
8

MFS Blended Research Core Equity Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$64.19	$55.45	$47.48	$68.53	$57.28	$53.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.63	$0.56	$0.68	$0.63	$0.67
Net realized and unrealized gain (loss)	3.62	13.24	12.46	(10.77)	15.96	7.21
Total from investment operations	$3.93	$13.87	$13.02	$(10.09)	$16.59	$7.88
Less distributions declared to shareholders
From net investment income	$—	$(0.66)	$(0.76)	$(0.68)	$(0.74)	$(0.88)
From net realized gain	—	(4.47)	(4.29)	(10.28)	(4.60)	(2.78)
Total distributions declared to shareholders	$—	$(5.13)	$(5.05)	$(10.96)	$(5.34)	$(3.66)
Net asset value, end of period (x)	$68.12	$64.19	$55.45	$47.48	$68.53	$57.28
Total return (%) (k)(r)(s)(x)	6.12 (n)	25.50	28.53	(16.00)	29.53	15.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.45 (a)	0.45	0.44	0.45	0.45	0.45
Expenses after expense reductions	0.44 (a)	0.44	0.43	0.44	0.43	0.44
Net investment income (loss)	0.99 (a)	1.01	1.08	1.20	0.98	1.30
Portfolio turnover rate	21 (n)	40	42	43	51	56
Net assets at end of period (000 omitted)	$267,568	$270,651	$251,495	$230,413	$313,788	$280,679

See Notes to Financial Statements
9

MFS Blended Research Core Equity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/25 (unaudited)	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$63.19	$54.66	$46.82	$67.71	$56.68	$52.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.47	$0.42	$0.53	$0.47	$0.54
Net realized and unrealized gain (loss)	3.56	13.03	12.29	(10.62)	15.76	7.12
Total from investment operations	$3.79	$13.50	$12.71	$(10.09)	$16.23	$7.66
Less distributions declared to shareholders
From net investment income	$—	$(0.50)	$(0.58)	$(0.52)	$(0.60)	$(0.74)
From net realized gain	—	(4.47)	(4.29)	(10.28)	(4.60)	(2.78)
Total distributions declared to shareholders	$—	$(4.97)	$(4.87)	$(10.80)	$(5.20)	$(3.52)
Net asset value, end of period (x)	$66.98	$63.19	$54.66	$46.82	$67.71	$56.68
Total return (%) (k)(r)(s)(x)	6.00 (n)	25.18	28.20	(16.20)	29.18	15.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.70 (a)	0.70	0.69	0.70	0.70	0.70
Expenses after expense reductions	0.69 (a)	0.69	0.68	0.69	0.68	0.69
Net investment income (loss)	0.74 (a)	0.76	0.83	0.96	0.73	1.05
Portfolio turnover rate	21 (n)	40	42	43	51	56
Net assets at end of period (000 omitted)	$130,009	$133,837	$139,526	$132,919	$221,299	$191,661

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
10

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Blended Research Core Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
11

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$395,359,287	$—	$—	$395,359,287
Investment Companies	2,652,179	—	—	2,652,179
Total	$398,011,466	$—	$—	$398,011,466
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
12

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$3,926,765
Long-term capital gains	28,131,495
Total distributions	$32,058,260
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/25
Cost of investments	$224,483,851
Gross appreciation	180,062,681
Gross depreciation	(6,535,066)
Net unrealized appreciation (depreciation)	$173,527,615
As of 12/31/24
Undistributed ordinary income	15,270,078
Undistributed long-term capital gain	57,784,869
Net unrealized appreciation (depreciation)	176,494,809
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/25	Year ended 12/31/24
Initial Class	$—	$21,088,097
Service Class	—	10,970,163
Total	$—	$32,058,260
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's
13

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2025, this management fee reduction amounted to $26,588, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
Effective October 1, 2025, the management fee will be computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:
Up to $5 billion	0.25%
In excess of $5 billion	0.225%
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2025, the fee was $4,991, which equated to 0.0026% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2025, these costs amounted to $502.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2025 was equivalent to an annual effective rate of 0.0160% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2025, this reimbursement amounted to $5,632, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2025, purchases and sales of investments, other than short-term obligations, aggregated $83,220,965 and $110,892,238, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
14

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	43,837	$2,790,231	153,751	$9,547,975
Service Class	68,034	4,182,474	171,850	10,641,812
	111,871	$6,972,705	325,601	$20,189,787
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	339,724	$20,712,994
Service Class	—	—	182,593	10,970,163
	—	$—	522,317	$31,683,157
Shares reacquired
Initial Class	(332,556)	$(21,035,383)	(812,803)	$(50,710,582)
Service Class	(244,992)	(15,428,218)	(789,367)	(49,065,878)
	(577,548)	$(36,463,601)	(1,602,170)	$(99,776,460)
Net change
Initial Class	(288,719)	$(18,245,152)	(319,328)	$(20,449,613)
Service Class	(176,958)	(11,245,744)	(434,924)	(27,453,903)
	(465,677)	$(29,490,896)	(754,252)	$(47,903,516)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2025, the fund’s commitment fee and interest expense were $935 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended June 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,541,580	$26,214,689	$26,104,006	$(87)	$3	$2,652,179

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$50,866	$—
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Core Equity Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Core Equity Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Core Equity Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
16

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   August 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  August 15, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  August 15, 2025

*  Print name and title of each signing officer under his or her signature.